                                THE PNC(R) FUND

                         BELLEVUE PARK CORPORATE CENTER
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                                                                November 3, 1995

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of The PNC Fund covering the year ended September 30, 1995. This report includes security listings and performance results for the money market portfolios of The PNC Fund.

ECONOMIC HIGHLIGHTS:

     Economic growth continued to slow during the second quarter as the impact from the interest rate rise during 1994 worked its way through the system. The most recent revision to second quarter real GDP growth was 1.3%, a dramatic change from the 5.1% experienced in the fourth quarter of 1994 and the 2.7% in the first quarter of 1995.

     While the Fed is concerned about the deceleration in growth, they cannot overlook the 100 basis point decline in interest rates at the front end of the yield curve that has occurred in 1995 and the possibility that it has re-stimulated the economy. A reacceleration in consumer spending could significantly reduce inventories and lead to a resumption in manufacturing activity. In fact, there are several indications that economic growth may be rekindling. Factory orders, durable goods orders, retail sales and housing all rebounded in mid-summer. Existing home sales rose 4.7% while new home sales jumped 19.9%, the largest increase since January 1992. Lastly, consumer confidence remains relatively high, buoyed by a soaring stock market.

     The year-long rise in short-term interest rates ended in July, when the Fed lowered the federal funds rate from 6% to 5.75%. This reversal in monetary policy was widely anticipated and represented the Fed's belief that "inflationary pressures have receded enough to accommodate a modest adjustment in monetary conditions." The Fed's move also helped to flatten the short end of the yield curve, correcting a sharply inverted position where one day investments offered the highest yields at 6%, while six-month investments were sometimes lower by 50 basis points or more. The Fed did not further ease policy at its August or September meetings.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIOS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

     Although the technical factors that shape the rate cycle in the short-term municipal money market remained largely in place, there were a number of issues over the last year that created a higher than usual degree of uncertainty during this period. The significant issues included the potential for imposition of new regulations by the Securities and Exchange Commission, speculation about the possibility of a flat tax, national sales tax, or other major changes in the tax code, and, of course, the Orange County, California debacle. All of these factors tended to argue in favor of increased caution on the part of portfolio managers. In terms of portfolio strategy, this translated into an emphasis on shorter average weighted maturities. In addition, underlying and reinforcing this cautious policy was a string of interest rate increases by the Federal Reserve that offered little incentive to extend maturities. Currently, as the economic indicators have turned more mixed, the extent and direction of future Fed policy moves has become the subject of much debate in the marketplace. Average maturities of money market funds have been increasing recently, but it remains to be seen whether or not the Federal Reserve has successfully engineered a soft landing for the economy.

     In the year's final quarter, the outlook for the economy is improving and inflation remains subdued. A return to a non-inflationary growth rate of 2.5-3.0%, may give the Fed sufficient comfort to ease policy again before the end of the year.

     We appreciate your investment in The PNC Fund and we look forward to continuing to serve your investment needs.

                                       PNC INSTITUTIONAL MANAGEMENT CORPORATION

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE MUNICIPAL MONEY MARKET PORTFOLIOS OF THE PNC FUND

     During the fiscal year ended September 30, 1995, 100% of the dividends paid by each of the following Municipal Money Market Portfolios were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, the percentage of these dividends which must be included in federal alternative minimum taxable income for purposes of determining any liability for the alternative minimum tax is as follows: Municipal Money Market Portfolio 17.2%, Ohio Municipal Money Market Portfolio 30.4%, Pennsylvania Municipal Money Market Portfolio 33.2%, North Carolina Municipal Money Market Portfolio 12.4% and Virginia Municipal Money Market Portfolio 21.3%.

     In January 1996, you will be furnished with a schedule showing the percentage breakdown by state or U.S. possession of the source of interest earned by each Portfolio in 1995.

                                THE PNC(R) FUND

                             MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                        MATURITY    (000)        VALUE
                        ---------  --------   ------------
BANK NOTES -- 1.3%
  Mellon Bank
    6.22%               11/01/95   $ 25,000   $ 25,000,209
                                              ------------
    (Cost $25,000,209)
CERTIFICATES OF DEPOSIT -- 16.9%
BANKS -- 10.2%
  ABN-AMRO Bank N.V.
   5.66%                10/11/95     25,000     24,960,694
  Credit Suisse
   5.63%                12/11/95     50,000     50,000,000
  First National Bank of Boston
   5.75%                11/01/95     40,000     40,000,000
   5.64%                01/08/96     50,000     50,000,000
  Huntington National Bank
   of Ohio
   5.76%                11/02/95     25,000     24,999,980
                                              ------------
                                               189,960,674
                                              ------------
YANKEE DOLLAR -- 6.7%
  Banque National de Paris
   7.025%               02/09/96     25,000     25,001,313
  Commerzbank
   5.63%                12/12/95     25,000     25,000,000
  Societe Generale
   5.77%                01/08/96     50,000     50,000,000
  Westpac Banking Corp.
   5.85%                06/04/96     25,000     25,000,000
                                              ------------
                                               125,001,313
                                              ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $314,961,987)                          314,961,987
                                              ------------
COMMERCIAL PAPER -- 38.5%
BANKS -- 9.5%
  Abbey National North
   America Corp.
   5.62%                10/03/95     25,000     24,992,194
  AMRO N.A. Finance, Inc.
   5.52%                10/02/95     25,000     24,996,167
   6.16%                01/02/96     10,000      9,840,867
  Citicorp
   6.75%                10/02/95     50,000     49,990,625
  Commerzbank
   5.48%                12/11/95     17,500     17,310,864
   5.67%                03/29/96     25,000     24,291,250
  Svenska Handelsbanken, Inc.
   5.65%                12/15/95     25,000     24,705,729
                                              ------------
                                               176,127,696
                                              ------------
CHEMICALS -- 3.4%
  E.I. Du Pont de Nemours & Co.
   6.04%                10/03/95     20,000     19,993,289
   6.07%                01/10/96     20,000     19,659,406
   5.58%                07/18/96     25,000     23,872,375
                                              ------------
                                                63,525,070
                                              ------------
CREDIT INSTITUTIONS -- 15.2%
  Bass Finance Ltd.
   5.75%                12/15/95     25,754     25,445,489
  BMW US Capital Corp.
   5.72%                10/23/95     66,300     66,068,245
   5.70%                11/02/95     30,000     29,848,000
  Corporate Asset Funding, Inc.
   6.06%                11/06/95     17,000     16,896,980
   6.25%                12/26/95     10,000      9,850,694
  Ford Motor Credit Corp.
   5.65%                12/12/95     25,000     24,717,500
  McKenna Triangle National Corp.
   5.70%                12/08/95     25,000     24,730,833
  Preferred Receivables Funding
   Corp.
   5.90%                11/21/95     28,125     27,889,922
   5.50%                04/01/96     28,800     27,994,800
  Xerox Credit Corp.
   5.66%                11/14/95     28,000     27,806,302
                                              ------------
                                               281,248,765
                                              ------------
FINANCE -- 3.2%
  Alcatel Alsthom, Inc.
   5.72%                11/20/95     35,000     34,721,944
  Saint Michael Finance Ltd.
   5.63%                02/28/96     25,000     24,413,542
                                              ------------
                                                59,135,486
                                              ------------
GLASS -- 1.3%
  Newell Co.
   5.98%                10/10/95     25,000     24,962,625
                                              ------------
PHARMACEUTICALS -- 4.6%
  American Home Products Corp.
   5.74%                10/06/95     20,000     19,984,056
   5.73%                10/10/95     40,000     39,942,700
  Glaxo Wellcome PLC
   5.71%                11/22/95     25,000     24,793,806
                                              ------------
                                                84,720,562
                                              ------------

                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                        MATURITY    (000)        VALUE
                        --------   -------    ------------
COMMERCIAL PAPER (CONTINUED)
SECURITY BROKERS & DEALERS -- 1.3%
  Merrill Lynch & Co.
   5.92%                02/02/96   $ 25,000   $ 24,490,222
                                              ------------
TOTAL COMMERCIAL PAPER
  (Cost $714,210,426)                          714,210,426
                                              ------------
CORPORATE BONDS -- 0.7%
METAL & MINING
  Aluminum Co. of America
   4.625%               02/15/96     12,350     12,288,306
                                              ------------
  (Cost $12,288,306)
MEDIUM TERM NOTES -- 4.4%
CREDIT INSTITUTIONS -- 0.5%
  General Motors Acceptance Corp.
   8.25%                08/01/96     10,000     10,187,473
                                              ------------
FINANCE -- 1.6%
  General Electric Capital Corp.
   7.625%               07/24/96      5,000      5,067,404
  IBM Credit Corp.
   6.00%                08/26/96     25,000     24,998,202
                                              ------------
                                                30,065,606
                                              ------------
SECURITY BROKERS & DEALERS -- 2.3%
  Merrill Lynch & Co.
   6.44%                05/15/96     15,000     15,000,000
   6.05%                08/19/96     27,000     27,000,000
                                              ------------
                                                42,000,000
                                              ------------
TOTAL MEDIUM TERM NOTES
  (Cost $82,253,079)                            82,253,079
                                              ------------
TIME DEPOSITS -- 2.7%
  Chemical Bank
   6.50%                10/02/95     50,000     50,000,000
                                              ------------
  (Cost $50,000,000)
VARIABLE RATE OBLIGATIONS -- 21.1%
BANKS -- 5.6%
  First Union National Bank of
   North Carolina
   6.56%**              10/02/95     50,000     50,000,000
  Morgan Guaranty Trust
   6.07%**              10/02/95     55,000     54,971,801
                                              ------------
                                               104,971,801
                                              ------------
SECURITY BROKERS & DEALERS -- 11.1%
  Bear Stearns & Co. Inc.
   6.045%**             10/02/95     20,000     20,000,000
   6.075%**             10/02/95     35,000     35,000,000
   5.47%**              10/03/95     15,000     15,000,000
  Goldman Sachs Group, L.P.
   6.1875%**            10/06/95     47,000     47,000,000
  Lehman Brothers Holdings, Inc.
   5.975%**             12/06/95     50,000     50,000,000
  Merrill Lynch & Co.
   6.25%**              10/02/95     25,000     25,002,938
  Morgan Stanley Group
   5.9125%**            10/18/95     15,000     15,000,000
                                              ------------
                                               207,002,938
                                              ------------
STUDENT LOAN MARKETING ASSOCIATION -- 4.4%
   5.44%**              10/03/95     25,000     25,000,000
   5.48%**              10/03/95     20,000     20,000,000
   5.49%**              10/03/95     21,000     20,996,613
   5.50%**              10/03/95     15,000     14,993,866
                                              ------------
                                                80,990,479
                                              ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $392,965,218)                          392,965,218
                                              ------------
REPURCHASE AGREEMENTS -- 13.5%
  Lehman Government
   Securities, Inc.
   6.70%                10/02/95    125,000    125,000,000
   (Agreement dated 09/29/95
   to be repurchased at
   $125,069,792. Collateralized
   by $119,975,000 U.S. Treasury
   Notes 6.875% to 7.125% due
   08/31/99 to 09/30/99. The
   value of the collateral is
   $127,436,622.)

                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                        MATURITY    (000)        VALUE
                        ---------  --------   ------------
REPURCHASE AGREEMENTS (CONTINUED)
  Morgan Stanley & Co.
   6.54%                10/02/95   $125,000   $125,000,000
                                              ------------
   (Agreement dated 09/29/95 to
   be repurchased at
   $125,068,125. Collateralized
   by $128,180,000 Federal
   National Mortgage Association
   and Federal Home Loan Mortgage
   Corporation 5.12% to 8.40% due
   10/05/95 to 06/30/04 and U.S.
   Treasury Notes 6.25% due
   08/31/00. The value of the
   collateral is $127,582,394.)
TOTAL REPURCHASE AGREEMENTS
  (Cost $250,000,000)                          250,000,000
                                              ------------

                                NUMBER
                               OF SHARES
                              -----------
INFINITY CASH RESERVE -- PRIME -- 0.9%
  (Cost $16,748,613)           16,748,613       16,748,613
                                            --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,858,427,838*)           100.0%    1,858,427,838
LIABILITIES IN EXCESS OF
  OTHER ASSETS                      (0.0%)         (42,092)
                                   ------   --------------
NET ASSETS (Equivalent to
  $1.00 per share based on
  654,157,670 Institutional
  shares, 1,194,038,553
  Service shares, 10,184,915
  Series A Investor shares
  and 26,892 Series B
  Investor shares
  outstanding)                     100.0%   $1,858,385,746
                                   =====    ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE,
  SERIES A INVESTOR AND SERIES B INVESTOR
  SHARE
  ($1,858,385,746 / 1,858,408,030)                   $1.00
                                                     =====

---------------

 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1995, and maturities shown are the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                        MUNICIPAL MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                         MATURITY   (000)       VALUE
                         ---------  ------   ------------
ALABAMA -- 0.4%
  Mobile County IDB (Alabama Power
   Company Project) Series 1994 DN
   4.85%**              10/01/95    $1,400   $  1,400,000
                                             ------------
ALASKA -- 0.4%
  Valdez Marine Terminal Refunding
   (Atlantic Richfield Company
   Transportation Project) Series
   1994A TECP
   3.75%                10/23/95     1,325      1,325,000
                                             ------------
ARIZONA -- 6.9%
  Apache County IDA (Tucson
   Electric and Power Project)
   Series 1981A DN
   4.375%**             10/07/95     2,300      2,300,000
  Maricopa County PCR (Arizona
   Public Service Company Palo
   Verde Project) Series 1994F DN
   4.85%**              10/01/95     2,800      2,800,000
  Pima County IDA (Tucson Electric
   Power Company Project) Series
   1982A DN
   4.35%**              10/07/95    11,900     11,900,000
  Pima County IDA (Tucson Electric
   Power Company Project) Series
   1983A DN
   4.35%**              10/07/95     5,000      5,000,000
                                             ------------
                                               22,000,000
                                             ------------
CALIFORNIA -- 1.3%
  Los Angeles County Series 1995
   TRAN
   4.50%                07/01/96     4,000      4,018,614
                                             ------------
COLORADO -- 4.4%
  City & County of Denver Airport
   System Subordinated Series
   1990B MB
   4.75%                10/05/95     2,000      2,000,000
  City & County of Denver Airport
   System Subordinated Series
   1990C MB
   4.25%                10/02/95     4,000      4,000,000
  City & County of Denver Airport
   System Subordinated Series
   1990D MB
   4.60%                10/06/95     3,000      3,000,000
  City & County of Denver Airport
   System Subordinated Series
   1990E MB
   4.75%                10/05/95     2,375      2,375,000
   4.60%                10/06/95     2,700      2,700,000
                                             ------------
                                               14,075,000
                                             ------------
CONNECTICUT -- 0.8%
  Connecticut Housing Finance
   Authority (Housing Mortgage
   Finance Program Project) Series
   1993E Subseries E-1 MB
   4.40%                11/15/95     2,500      2,500,000
                                             ------------
DELAWARE -- 1.8%
  Delaware Economic Development
   Authority (Normaco of Delaware,
   Inc. Project) Series 1984 DN
   4.30%**              10/07/95     5,600      5,600,000
                                             ------------
DISTRICT OF COLUMBIA -- 0.2%
  District of Columbia (The
   American University Project)
   Series 1985 DN
   4.35%**              10/07/95       700        700,000
                                             ------------
FLORIDA -- 1.6%
  Dade County (Youth Fair &
   Exposition Project)
   Series 1995 DN
   4.40%**              10/07/95     5,000      5,000,000
                                             ------------
GEORGIA -- 3.7%
  Burke County Development
   Authority PCR (Georgia Power
   Company Plant Vogtle Project)
   Series 1994 DN
   4.85%**              10/01/95     4,300      4,300,000
  Fulton County Development
   Authority (Georgia Tech
   Athletic Association Project)
   Series 1995 DN
   4.40%**              10/07/95     7,500      7,500,000
                                             ------------
                                               11,800,000
                                             ------------
HAWAII -- 2.1%
  Hawaii Refunding Topstar
   Custodial Receipts Series
   1993CC DN
   4.50%**              10/07/95     6,700      6,700,000
                                             ------------

                See accompanying notes to financial statements.

                        MUNICIPAL MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                         MATURITY   (000)       VALUE
                         --------   -----    ------------
ILLINOIS -- 14.9%
  Chicago Gas Supply (Peoples Gas
   & Light Company Project) Series
   1993B MB
   4.95%                12/01/95    $2,000   $  2,000,000
  Cook County GO (Health Fund
   Project) Series 1995A MB
   3.85%                02/07/96     3,000      3,000,000
  Illinois Development Finance
   Authority (Foundation For
   Safety & Health Project) Series
   1992 DN
   4.35%**              10/07/95     5,600      5,600,000
  Illinois Development Finance
   Authority IDB (Royal
   Continental Box Company
   Project) Series 1995A DN
   4.65%**              10/07/95     1,100      1,100,000
  Illinois Development Finance
   Authority IDRB (6 West Hubbard
   Street Project) Series 1986 DN
   4.10%**              10/07/95     3,410      3,410,000
  Illinois Education Facilities
   Authority (Art Institute of
   Chicago Project)
   Series 1995 DN
   4.40%**              10/07/95     3,000      3,000,000
  Illinois Educational Facilities
   Authority (Depaul University
   Project) Series 1992CP-1 DN
   4.50%**              10/07/95     5,000      5,000,000
  Illinois GO (Custodial Receipts
   172) Series 1995 DN
   4.44%**              10/07/95     5,000      5,000,000
  Illinois Health Facilities
   Authority (Evanston Hospital
   Corporation Project) Series
   1985B MB
   4.65%                02/15/96     3,000      3,000,000
  Illinois Health Facilities
   Authority (Revolving Fund
   Pooled Financing Program
   Project) Series 1985C DN
   4.40%**              10/07/95     5,000      5,000,000
  Illinois Housing Development
   Authority Multi Family Housing
   (Williamsburg Project) Series
   1995 DN
   6.00%**              10/07/95     1,000      1,000,000
  Illinois Series 1995 RAN
   4.50%                06/10/96     5,000      5,020,473
  Tinley Park Multi-Family Housing
   Mortgage Refunding (Edgewater
   Walk Phase IIIA & IIIB Project)
   Series 1994 DN
   4.35%**              10/07/95     1,000      1,000,000
  Village of North Aurora IDA
   (Oberweis Dairy Incorporated
   Project) Series 1995 DN
   4.55%**              10/07/95     3,000      3,000,000
  Village of Schiller Park IDRB
   (Victor Products Corporation
   Project) Series 1995 DN
   4.75%**              10/07/95     1,500      1,500,000
                                             ------------
                                               47,630,473
                                             ------------
INDIANA -- 0.3%
  Indiana Housing Finance
   Authority Series 1994C MB
   4.00%                07/01/96     1,000      1,000,000
                                             ------------
KENTUCKY -- 1.5%
  Clark County PCR (Eastern
   Kentucky Power Cooperative
   Project) Series 1984J-2 MB
   4.15%                10/16/95       855        855,094
  Maysville Solid Waste Disposal
   Facilities (Inland Container
   Corporation Project) Series
   1992 MB
   4.00%                11/01/95     4,000      4,000,000
                                             ------------
                                                4,855,094
                                             ------------
LOUISIANA -- 3.1%
  Louisiana GO Topstar Custodial
   Receipts Series 1993A-6 DN
   4.50%**              10/07/95     3,000      3,000,000
  Parish of West Baton Rouge
   Industrial District #3 (Dow
   Chemical Company Project)
   Series 1994B DN
   4.45%**              10/01/95       500        500,000

                See accompanying notes to financial statements.

                        MUNICIPAL MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                         MATURITY   (000)       VALUE
                         --------   -----    ------------
LOUISIANA (CONTINUED)
  Plaquemines Port Harbor &
   Terminal District of Marine
   Terminal Facilities Refunding
   (Electro-Coal Transfer
   Corporation Project) Series
   1985C MB
   3.80%                03/14/96    $6,325   $  6,325,000
                                             ------------
                                                9,825,000
                                             ------------
MARYLAND -- 1.3%
  Maryland Economic Development
   Corporation (Pooled Financing
   Municipal Bonds Fund Project)
   Series 1995 DN
   4.45%**              10/07/95     4,000      4,000,000
                                             ------------
MICHIGAN -- 4.1%
  Michigan Underground Storage
   Tank Financial Assurance
   Authority Series 1995I DN
   4.35%**              10/07/95    11,200     11,200,000
  Northville IDA (Thrifty
   Northville Project) Series 1984
   DN
   4.60%**              10/07/95     2,000      2,000,000
                                             ------------
                                               13,200,000
                                             ------------
MISSOURI -- 2.0%
  Kansas City IDA (Mid America
   Health Services Project) Series
   1984 DN
   4.60%**              10/07/95     4,500      4,500,000
  Missouri Environmental
   Improvement & Energy Resource
   Authority PCR (Monsanto Company
   Project)
   Series 1988 DN
   4.40%**              10/07/95     2,050      2,050,000
                                             ------------
                                                6,550,000
                                             ------------
NEBRASKA -- 0.6%
  Nebraska Investment Finance
   Authority Multifamily Loan
   (Apple Creek Associates
   Project) Series 1985A DN
   4.00%**              10/07/95     1,900      1,900,000
                                             ------------
NEW HAMPSHIRE -- 2.7%
  New Hampshire IDA Solid Waste
   Disposal Facility (United
   Illuminating Company Project)
   Series 1990A MB
   3.85%                03/01/96     7,000      7,000,000
  New Hampshire Single Family
   Housing Finance Authority
   (Mortgage Acquisition Project)
   Series 1995F-1 MB
   4.30%                11/01/95     1,500      1,500,000
                                             ------------
                                                8,500,000
                                             ------------
NEW JERSEY -- 3.0%
  New Jersey Economic Development
   Authority (Keystone Project)
   Series 1992 MB
   3.45%                10/10/95     2,140      2,140,000
  New Jersey Economic Development
   Authority Natural Gas
   Facilities (New Jersey Natural
   Gas Company Project) Series
   1995A DN
   4.30%**              10/01/95     1,500      1,500,000
  New Jersey Economic Development
   Authority Natural Gas
   Facilities (New Jersey Natural
   Gas Company Project) Series
   1995B DN
   4.20%**              10/01/95     2,000      2,000,000
  New Jersey Topstar Custodial
   Receipts Series 1992D DN
   4.35%**              10/07/95     4,000      4,000,000
                                             ------------
                                                9,640,000
                                             ------------
NEW YORK -- 2.1%
  New York City Series 1995A RAN
   4.50%                04/11/96     3,800      3,811,199
  New York Energy Research &
   Development Authority PCR
   (Rochester Gas & Electric
   Company Project)
   Series 1984 DN
   3.70%**              10/07/95     3,000      3,000,000
                                             ------------
                                                6,811,199
                                             ------------

                See accompanying notes to financial statements.

                        MUNICIPAL MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                         MATURITY   (000)       VALUE
                         --------   -----    ------------
NORTH CAROLINA -- 2.8%
  Charlotte Airport Series 1993A
   DN
   4.35%**              10/07/95    $5,100   $  5,100,000
  North Carolina Educational
   Facilities Finance Agency
   (Duke University Project)
   Series 1991B DN
   4.35%**              10/07/95     1,900      1,900,000
  Person County Industrial
   Facilities Authority PCR
   (Carolina Power & Light Company
   Project) Series 1992A DN
   4.35%**              10/07/95     2,000      2,000,000
                                             ------------
                                                9,000,000
                                             ------------
NORTH DAKOTA -- 1.0%
  Mercer County (United Power
   Association Project) Pooled
   Series 1995A MB
   3.90%                03/01/96     3,300      3,300,000
                                             ------------
OHIO -- 3.8%
  Avon City Series 1995 BAN
   4.14%                07/03/96       870        871,512
  Franklin County Hospital
   (Holy Cross Health System
   Corporation Project)
   Series 1995 DN
   4.20%**              10/07/95     2,200      2,200,000
  Richland County Series 1995 BAN
   4.25%                12/14/95     3,000      3,002,708
  Stark County Series 1995-2 BAN
   4.18%                06/20/96     3,000      3,004,769
  Toledo Improvement GO Notes
   Series 1995-2
   3.89%                05/15/96     3,000      3,000,718
                                             ------------
                                               12,079,707
                                             ------------
OKLAHOMA -- 3.0%
  Muskogee Industrial Trust PCR
   (Oklahoma Gas & Electric
   Company Project)
   Series 1995A DN
   4.40%**              10/07/95     9,700      9,700,000
                                             ------------
OREGON -- 0.9%
  Klamath Falls Electric (Salt
   Caves Hydroelectric Project)
   Series 1995E MB
   4.40%                05/01/96     3,000      3,000,000
                                             ------------
PENNSYLVANIA -- 2.8%
  Emmaus General Authority
   Series 1989 Subseries F-5 DN
   4.50%**              10/07/95     4,700      4,700,000
  Geisinger Authority Health
   System Series 1992B DN
   4.75% **             10/02/95     4,200      4,200,000
                                             ------------
                                                8,900,000
                                             ------------
PUERTO RICO -- 0.1%
  Government Development Bank
   Adjusted Refinancing
   Series 1985 DN
   3.80%**              10/07/95       300        300,000
                                             ------------
RHODE ISLAND -- 0.3%
  Rhode Island Housing & Mortgage
   Finance Corporation Home
   Ownership Opportunity Series
   17-C MB
   4.40%                02/01/96     1,000      1,000,000
                                             ------------
SOUTH DAKOTA -- 2.9%
  Lawrence County PCR (Homestake
   Mining Company Project) Series
   1983 DN
   4.30%**              10/07/95     7,200      7,200,000
  South Dakota Housing Development
   Authority (Homeownership
   Mortgage Project) Series 1994H
   MB
   4.95%                12/13/95     2,000      2,000,000
                                             ------------
                                                9,200,000
                                             ------------

                See accompanying notes to financial statements.

                        MUNICIPAL MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                         MATURITY   (000)       VALUE
                         --------   -----    ------------
TENNESSEE -- 4.3%
  Montgomery County Public
   Building Authority GO
   (Tennessee County Loan Pool
   Project) Series 1995 DN
   4.45%**              10/07/95    $8,600   $  8,600,000
  Montgomery County Public
   Building Authority Pooled
   Financing GO (Montgomery County
   Loan Project) Series 1995 DN
   4.45%**              10/07/95     5,000      5,000,000
                                             ------------
                                               13,600,000
                                             ------------
TEXAS -- 10.9%
  Angelina and Neches River
   Authority Solid Waste Disposal
   (Temple Eastex, Inc. Project)
   Series 1993 MB
   3.95%                10/23/95     2,700      2,700,000
   3.90%                 10/27/95    4,600      4,600,000
  Austin Higher Education
   Authority (St. Edwards
   University Project) Series 1995
   DN
   4.50%**              10/07/95     2,000      2,000,000
  Brazos River Harbor Navigation
   District (Dow Chemical Company
   Project) Series 1991 MB
   3.85%                11/21/95     6,000      6,000,000
  Houston Water & Sewer System
   Series A MB
   3.90%                11/15/95     2,500      2,500,000
  San Antonio Electric & Gas
   Systems Series A TECP
   3.90%                10/12/95     5,000      5,000,000
  San Antonio Housing Finance
   Corporation (Wellington Place
   Apartments Project) Series
   1995A DN
   4.55%**              10/07/95     2,945      2,945,000
  Texas Series 1995A TRAN
   4.75%                08/30/96     9,000      9,057,220
                                             ------------
                                               34,802,220
                                             ------------
UTAH -- 0.3%
  Utah Housing Finance Agency
   (Single Family Mortgage
   Project) Series 1993C DN
   4.45%**              10/07/95     1,000      1,000,000
                                             ------------
VERMONT -- 0.8%
  Vermont Educational & Health
   Buildings Finance Agency (VHA
   of New England Capital Asset
   Financing Program Project)
   Series 1985G DN
   4.20%**              10/07/95     2,560      2,560,000
                                             ------------
VIRGINIA -- 1.3%
  Culpeper Town IDA Residential
   Care Facility (Virginia Baptist
   Homes Project) Series 1992 DN
   4.45%**              10/07/95     2,370      2,370,000
  Fairfax County IDA (Fairfax
   Hospital System Project) Series
   1988A DN
   4.30%**              10/07/95     1,100      1,100,000
  Prince William County IDA PCR
   (Virginia Electric & Power
   Company Project) Series 1986 MB
   3.80%                11/01/95       300        300,000
  Roanoke IDA (Roanoke Memorial
   Hospitals Carillon Health
   System Project) Series 1995C DN
   4.20%**              10/07/95       100        100,000
  York County IDA PCR (Virginia
   Electric & Power Company
   Project) Series 1985 MB
   3.80%                11/01/95       200        200,000
                                             ------------
                                                4,070,000
                                             ------------
WASHINGTON -- 1.1%
  Yakima County Public Corporation
   (Jeld-Wen, Inc. Project) Series
   1988 DN
   4.35%**              10/07/95     3,540      3,540,000
                                             ------------
WEST VIRGINIA -- 2.5%
  West Virginia Housing
   Development Fund Interim
   Financing Notes Series 1995F MB
   3.85%                11/01/95     7,916      7,916,000
                                             ------------
WISCONSIN -- 1.9%
  Racine School District Series
   1995 TRAN
   4.50%                08/23/96     6,000      6,023,152
                                             ------------

                See accompanying notes to financial statements.

                        MUNICIPAL MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                                VALUE
                                             ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $319,021,459*)               99.9%   $319,021,459
OTHER ASSETS IN EXCESS OF
  LIABILITIES                         0.1%        405,829
                                    ------   ------------
NET ASSETS (Equivalent $1.00 per
  share based on 53,783,292
  Institutional shares,
  265,659,375 Service shares and
  19,936 Series A Investor shares
  outstanding)                      100.0%   $319,427,288
                                    ======   ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  SERIES A INVESTOR SHARE
  ($319,427,288 / 319,462,603)                      $1.00
                                                    =====
---------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1995,
   and the maturities shown are the longer of the next
   interest readjustment date or the date the principal
   amount owed can be recovered through demand.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                       GOVERNMENT MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                    PAR
                      MATURITY     (000)         VALUE
                      ---------   --------    ------------
AGENCY OBLIGATIONS -- 27.3%
FEDERAL FARM CREDIT
  BANK -- 4.5%
  6.07%               10/06/95    $ 20,000    $ 20,029,400
  5.60%               07/01/96      10,000       9,992,723
                                              ------------
                                                30,022,123
                                              ------------
FEDERAL HOME LOAN
  BANK BONDS -- 3.0%
  6.787%              02/15/96      10,000      10,003,898
  5.78%               09/05/96      10,000      10,006,532
                                              ------------
                                                20,010,430
                                              ------------
FEDERAL HOME LOAN BANK
CONSOLIDATED DISCOUNT
  NOTES -- 8.1%
  5.50%               10/06/95      25,000      24,980,903
  5.52%               12/29/95      15,000      14,795,300
  5.41%               01/18/96      15,000      14,754,296
                                              ------------
                                                54,530,499
                                              ------------
FEDERAL HOME LOAN MORTGAGE
CORPORATION DISCOUNT
  NOTES -- 3.6%
  5.50%               02/08/96      25,000      24,503,472
                                              ------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION DISCOUNT
  NOTES -- 8.1%
  5.61%               10/10/95      10,000       9,985,975
  5.60%               11/03/95      25,000      24,871,667
  5.56%               02/15/96      20,000      19,576,822
                                              ------------
                                                54,434,464
                                              ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $183,500,988)                          183,500,988
                                              ------------
MEDIUM TERM NOTES -- 5.7%
FEDERAL NATIONAL
  MORTGAGE ASSOCIATION
  5.50%               10/03/95      10,000      10,000,000
  6.46%               03/27/96       6,530       6,555,241
  5.59%               06/21/96      10,000       9,990,839
  5.62%               07/02/96       5,000       4,992,263
  5.8125%             09/27/96       7,000       6,997,923
                                              ------------
TOTAL MEDIUM TERM NOTES
  (Cost $38,536,266)                            38,536,266
                                              ------------
VARIABLE RATE OBLIGATIONS -- 24.7%
FEDERAL HOME LOAN BANK
  BONDS -- 8.2%
  6.09%**             10/01/95      25,000      24,999,867
  5.6125%**           10/30/95      20,000      19,985,893
  5.655%**            11/02/95      10,000       9,997,630
                                              ------------
                                                54,983,390
                                              ------------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION NOTES -- 5.2%
  6.45%**             10/02/95      25,000      24,991,091
  5.50%**             10/03/95      10,000      10,000,000
                                              ------------
                                                34,991,091
                                              ------------
STUDENT LOAN MARKETING
  ASSOCIATION NOTES -- 11.3%
  5.46%**             10/03/95       5,000       4,998,013
  5.47%**             10/03/95       5,000       5,000,000
  5.48%**             10/03/95       5,000       5,000,000
  5.49%**             10/03/95       6,000       6,000,000
  5.51%**             10/03/95       5,000       5,001,001
  5.54%**             10/03/95      20,000      19,993,132
  5.64%**             10/03/95      15,600      15,641,233
  5.665%**            10/03/95       4,000       4,006,532
  5.715%**            10/03/95       5,825       5,845,116
  6.08%**             07/01/96       5,000       5,010,079
                                              ------------
                                                76,495,106
                                              ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $166,469,587)                          166,469,587
                                              ------------
REPURCHASE AGREEMENTS -- 42.4%
  Lehman Government Securities, Inc.
   6.70%              10/02/95     119,900     119,900,000
   (Agreement dated 09/29/95
   to be repurchased at
   $119,966,944. Collateralized
   by $117,930,000 U.S.
   Treasury Notes 6.375%
   to 8.0% due 06/30/99
   to 08/31/99. The value
   of the collateral is
   $122,269,253.)

                See accompanying notes to financial statements.

                       GOVERNMENT MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                    PAR
                      MATURITY     (000)         VALUE
                      ---------   --------    ------------
REPURCHASE AGREEMENTS (CONTINUED)
  Morgan Stanley & Co.
   6.54%              10/02/95    $100,000    $100,000,000
   (Agreement dated 09/29/95
   to be repurchased at
   $100,054,500. Collateralized
   by $126,115,000 Federal
   National Mortgage
   Association 4.78% to 10.0%
   due 11/01/95 to 08/11/99 and
   $575,000 U.S. Treasury Notes
   6.25% due 05/31/00. The
   value of the collateral is
   $103,077,526.)
  Swiss Bank Corp.
   6.45%              10/02/95      65,200      65,200,000
                                              ------------
   (Agreement dated 09/29/95
   to be repurchased at
   $65,235,045. Collateralized
   by $56,027,000 U.S. Treasury
   Notes and Bonds 6.875% to
   11.250% due 03/31/97 to
   02/15/15. The value of the
   collateral is $66,505,678.)
TOTAL REPURCHASE AGREEMENTS
  (Cost $285,100,000)                          285,100,000
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $673,606,841*)              100.1%     673,606,841
LIABILITIES IN EXCESS OF
  OTHER ASSETS                       (0.1%)       (822,793)
                                    ------    ------------
NET ASSETS (Equivalent to $1.00
  per share based on
  120,538,084 Institutional
  shares, 550,949,434 Service
  shares and 1,285,385 Series A
  Investor shares outstanding)      100.0%    $672,784,048
                                    ======    ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  SERIES A INVESTOR SHARE
  ($672,784,048 / 672,772,903)                       $1.00
                                                     =====

---------------
 * Aggregate cost for Federal income tax purposes.
** Rates shown are the rates as of September 30, 1995 and the maturities shown are the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                       PAR
                           MATURITY   (000)       VALUE
                           ---------  ------   -----------
OHIO -- 98.4%
  Belmont County Series 1995 BAN
   4.34%                 08/30/96     $  500   $   501,271
  Brooklyn City Series 1995 BAN
   4.25%                 06/06/96      2,000     2,003,962
  Butler County (Waterworks
   Improvement Project) Series 1995C
   BAN
   4.12%                 03/15/96      1,000     1,001,853
  Cuyahoga County (St. Lukes
   Hospital Project) Series 1990 DN
   4.40% **              10/07/95        400       400,000
  Delaware County IDRB
   (Air Waves, Inc., Project)
   Series 1995 DN
   4.60% **              10/07/95      1,000     1,000,000
  Erie County IDRB (Brighton
   Manor Company Project)
   Series 1986 DN
   4.60% **              10/07/95      3,000     3,000,000
  Franklin County IDRB (Alco
   Standard Corp. Project) Series
   1994 DN
   4.50% **              10/07/95      2,000     2,000,000
  Green County IDRB (Ashford Center
   Project) Series 1995 DN
   4.55% **              10/07/95      2,400     2,400,000
  Greene County IDRB (AFC Stamping &
   Production, Inc. & Barsplice
   Products Project) Series 1995 DN
   4.15% **              10/07/95      1,000     1,000,000
  Hamilton County (Cincinnati
   Performing Arts Center Project)
   Series 1995 DN
   4.45% **              10/07/95      1,650     1,650,000
  Lucas County IDRB (Vega
   Industries, Inc. Project) Series
   1995 DN
   4.70% **              10/07/95      2,265     2,265,000
  Mason City School District Series
   1995 BAN
   4.33%                 12/19/95      3,700     3,704,927
  Montgomery County Series 1995 BAN
   5.00%                 10/27/95      1,000     1,000,625
  Muskingum County Hospital
   Facilities (Bethesda Care Systems
   Project) Series 1991 DN
   4.50% **              10/07/95      1,800     1,800,000
  Ohio Air Quality Development
   Authority (JMG Funding L.P.
   Project) Series 1994B DN
   4.50% **              10/04/95      3,000     3,000,000
  Ohio Air Quality Development
   Authority (PPG Industries, Inc.
   Project) Series 1988A DN
   4.20% **              10/07/95      3,000     3,000,000
  Ohio Housing Finance Agency
   Multifamily Housing (Lincoln Park
   Assoc. Project) Series 1985 MB
   4.40%                 11/01/95        700       700,000
  Ohio State Environmental
   Improvement PCRB (U.S. Steel
   Corp. Project) Series 1986 DN
   4.55% **              10/07/95      1,000     1,000,000
  Ohio State IDRB (Anomatic Corp.
   Project) Series 1994 DN
   4.75% **              10/05/95      1,420     1,420,000
  Ohio State Water Authority Solid
   Waste Disposal (American Steel &
   Wire Corporation) Series 1995 DN
   4.50% **              10/07/95      7,600     7,600,000
  Ohio Water Development Authority
   PCRB (Duquesne Light Co. Project)
   Series 1988 TECP
   3.95%                 10/13/95      2,000     2,000,000
  Orville County (Orville Hospital
   Project) Series 1990 DN
   4.45% **              10/07/95      1,735     1,735,000
  Portage County IDRB (Lovejoy
   Industries Project)
   Series 1994 DN
   4.75% **              10/07/95      1,190     1,190,000
  Richland County Series 1995 BAN
   4.25%                 12/14/95      2,000     2,001,805
  Sandusky County IDRB (Brighton
   Manor Co. Project)
   Series 1986 DN
   4.60% **              10/07/95      1,000     1,000,000
  Solon City IDRB (Cleveland Twist
   Drill Company Project) Series
   1995 DN
   4.65% **              10/07/95      1,800     1,800,000
  Stark County Series 1995 BAN
   4.15%                 04/03/96      1,000     1,001,468
   4.18%                 06/20/96      1,000     1,001,590

                See accompanying notes to financial statements.

                     OHIO MUNICIPAL MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                       PAR
                           MATURITY   (000)       VALUE
                           --------   ------   ----------
OHIO (CONTINUED)
  Student Loan Funding Corporation
   Series 1990 DN
   4.50% **              10/07/95     $4,400   $ 4,400,000
  Summit County IDRB (Austin
   Printing Company, Inc. Project)
   Series 1994 DN
   4.70% **              10/07/95        650       650,000
  Summit County IDRB (Forest
   Manufacturing Project) Series
   1994 DN
   4.70% **              10/05/95        500       500,000
  Tipp County Series 1995 BAN
   4.20%                 03/05/96      2,595     2,595,536
  Toledo GO Series 1995-1 BAN
   5.00%                 10/12/95      2,000     2,000,364
  Toledo Improvement GO Notes Series
   1995-2
   3.89%                 05/15/96      3,000     3,000,718
  Toledo Ohio School District
   (Cashflow Program Certificates)
   Series 1995 BAN
   4.52%                 06/28/96      2,000     2,008,876
  Trumbull County IDRB (ATD
   Corporation Project)
   Series 1995 DN
   4.60% **              10/07/95      2,000     2,000,000
  University of Cincinnati Series
   1995S RAN
   4.25%                 08/28/96        900       901,962
  Westlake Economic Development
   (Oaks Development Company
   Project) Series 1994 DN
   4.55% **              10/07/95      2,000     2,000,000
  Wooster IDRB (Allen Group, Inc.
   Project) Series 1985 DN
   4.35% **              10/04/95        200       200,000
                                                ----------
                                                72,434,957
                                                ----------
VIRGIN ISLANDS -- 1.4%
  Virgin Islands Housing Finance Authority
  Single Family Revenue Series 1995B MB
  4.375%                 02/01/96      1,000     1,000,000
                                                ----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $73,434,957*)                99.8%      73,434,957
OTHER ASSETS IN EXCESS
  OF LIABILITIES                      0.2%         176,214
                                      ------    ----------
NET ASSETS (Equivalent to $1.00 per
  share based on 23,679,764
  Institutional shares, 49,859,050
  Service shares and 74,642 Series A
  Investor shares outstanding)        100.0%   $73,611,171
                                      ======    ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  SERIES A INVESTOR SHARE
  ($73,611,771 / 73,613,456)                         $1.00
                                                     =====

---------------

 * Aggregate cost for Federal Tax purposes.
** Rates shown are the rates as of September 30, 1995, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                      PAR
                         MATURITY    (000)       VALUE
                         ---------  -------   ------------
PENNSYLVANIA -- 94.3%
  Allegheny County (Duquesne Light
   Co. Project) Series 1992 MB
   4.75%               11/30/95     $ 6,000   $  6,000,000
  Allegheny County (Duquesne Light
   Co. Project) Series 1990 MB
   4.40%               12/07/95       5,000      5,000,000
  Allegheny County Higher
   Education Building Authority
   (University of Pittsburgh
   Project) Series 1985C DN
   4.30%**             10/07/95       2,290      2,290,000
  Allegheny County IDA (Allegheny
   General Hospital Project)
   Series 1995B DN
   4.10%**             10/07/95       1,500      1,500,000
   4.10%**               10/04/95       600        600,000
  Allegheny County IDA (Duquesne
   Light Co. Project) Series 1992A
   MB
   4.80%               10/17/95       2,000      2,000,000
  Beaver County IDA PCRB (Duquesne
   Light Co. Project) Series 1990A
   DN
   4.35%**             10/07/95       5,100      5,100,000
  Beaver County IDA PCRB (Duquesne
   Light Co. Project) Series 1990B
   DN
   4.35%**             10/07/95       4,500      4,500,000
  Beaver County IDA PCRB (Duquesne
   Light Co. Project) Series 1990C
   MB
   3.70%               11/14/95       2,500      2,500,000
  Beaver County IDA PCRB (Duquesne
   Light Co. Project) Series 1993A
   MB
   3.85%               10/24/95       1,500      1,500,000
   3.90%                 10/24/95     4,900      4,900,000
   3.60%                 11/17/95       300        300,000
  Beaver County IDA PCRB (Toledo
   Edison Project) Series 1992E MB
   3.85%               03/06/96       5,250      5,250,000
  Beaver County IDA PCRB Series
   1993A MB
   3.80%               12/18/95       2,300      2,300,000
  Bedford County IDA IDRB (Sepa,
   Inc. Facility Project) Series
   1985 DN
   4.40%**             10/07/95       2,000      2,000,000
  Berks County IDA (Grafika
   Commercial Printing, Inc.)
   Series 1995 DN
   4.85%**             10/07/95       1,195      1,195,000
  Berks County IDA (Sixth and Penn
   Street Project) Series 1988 DN
   4.40%**             10/07/95         200        200,000
  Berks County IDA (Lutheran Home
   at Topton Project) Series 1995
   DN
   4.375%**            10/07/95       1,200      1,200,000
  Bradford County IDA (Guthrie Inn
   Project) Series 1984 DN
   3.80%**             10/02/95       2,200      2,200,000
  Bucks County IDA (SHV Real
   Estate, Inc. Project) Series
   1985 DN
   4.30%**             10/07/95       1,300      1,300,000
  Bucks County IDA (Sundstrand
   Corp. Project) Series 1991 DN
   4.40%**             10/07/95       1,505      1,505,000
  Cambria County IDA Resource
   Recovery (Cambria Cogen Co.
   Project) Series 1989V DN
   4.45%**             10/07/95      18,800     18,800,000
  Cambria County IDA Resource
   Recovery (Cambria Cogen Co.
   Project) Series 1991V DN
   4.45%**             10/07/95       4,400      4,400,000
  Carbon County IDA (Panther Creek
   Partner Project) Series 1990A
   MB
   3.60%               10/13/95       1,355      1,355,000
   3.85%               10/24/95       6,550      6,550,000
   3.90%               10/24/95       1,400      1,400,000
   3.95%               11/10/95       5,000      5,000,000
   3.80%               11/17/95         800        800,000
   3.90%               11/17/95         500        500,000
   3.70%               12/18/95         300        300,000
   3.80%               12/18/95       4,010      4,010,000

                See accompanying notes to financial statements.

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                      PAR
                         MATURITY    (000)       VALUE
                         ---------  -------   ------------
PENNSYLVANIA (CONTINUED)
  Chester County DTC TECP
   3.75%               10/06/95     $10,800   $ 10,800,000
  City of Philadelphia, GO MB
   3.85%               10/04/95       1,000      1,000,000
   4.00%               10/04/95       3,500      3,500,000
  Cumberland County IDA IDRB (Lane
   Enterprises, Inc. Project)
   Series 1994 DN
   4.85%**             10/07/95       1,000      1,000,000
  Cumberland County Municipal
   Authority (Presbyterian Homes
   Project) Series 1993A DN
   4.40%**             10/07/95       6,000      6,000,000
  Delaware County IDA PCRB (B.P.
   Oil, Inc. Project) Series 1995
   DN
   4.75%**             10/01/95       2,000      2,000,000
  Delaware County IDA PCRB (PECO
   Energy Project) Series 1988 MB
   3.50%               10/06/95       6,050      6,050,000
   3.70%               11/09/95       4,200      4,200,000
   3.85%               12/08/95       1,150      1,150,000
  Delaware County IDA Solid Waste
   (Scott Paper Co. Project)
   Series 1984A DN
   4.50%**             10/07/95       2,700      2,700,000
  Delaware County IDA Solid Waste
   (Scott Paper Co. Project)
   Series 1984C DN
   4.50%**             10/07/95       1,100      1,100,000
  Delaware County IDA Solid Waste
   (Scott Paper Co. Project)
   Series 1984D DN
   4.40%**             10/07/95       1,200      1,200,000
  Delaware County IDA Solid Waste
   (Scott Paper Co. Project)
   Series 1984E DN
   4.40%**             10/07/95       5,600      5,600,000
  East Hempfield Township IDA
   (Yellow Freight System, Inc.
   Project) Series 1985 DN
   4.40%**             10/07/95         500        500,000
  Emmaus General Authority Pooled
   Loan Series 1989B-10 DN
   4.45%**             10/07/95       1,600      1,600,000
  Emmaus General Authority Pooled
   Loan Series 1989C-7 DN
   4.45%**             10/07/95       2,000      2,000,000
  Emmaus General Authority Pooled
   Loan Series 1989D-10 DN
   4.45%**             10/04/95         600        600,000
  Emmaus General Authority Pooled
   Loan
   Series 1989D-11 DN
   4.45%**             10/02/95       1,600      1,600,000
  Emmaus General Authority Pooled
   Loan Series 1989F (Marine
   Midland LOC) DN
   4.45%**             10/07/95       3,700      3,700,000
  Lehigh County IDA PCRB
   (Allegheny Electric Co-op, Inc.
   Project) Series 1985A DN
   4.30%**             10/07/95       1,100      1,100,000
  Lehigh County Sewer Authority
   Series 1985B DN
   4.30%**             10/07/95         180        180,000
  Lehigh County Water Authority
   Series 1984 DN
   4.30%**             10/07/95       6,545      6,545,000
  Littlestown IDA (Hanover House
   Industries Project) Series 1987
   DN
   4.45%**             10/07/95       2,000      2,000,000
  Montgomery County Higher
   Education and Health Authority
   Hospital Series 1988 DN
   4.30%**             10/07/95       4,700      4,700,000
  Montgomery County IDA (H.P.
   Cadwallander, Inc. Project)
   Series 1995 DN
   4.85%**             10/07/95       1,150      1,150,000
  Montgomery County IDA
   (PECO Energy Co. Project)
   Series 1994A MB
   3.75%               10/11/95       2,000      2,000,000
  Montgomery County IDA
   (PECO Energy Project) Series
   1994B MB
   3.65%               10/24/95       2,000      2,000,000
  Montgomery County IDA (Three
   Valley Square Associates
   Project) Series 1987 DN
   4.40%**             10/07/95       2,800      2,800,000

                See accompanying notes to financial statements.

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                      PAR
                         MATURITY    (000)       VALUE
                         ---------  -------   ------------
PENNSYLVANIA (CONTINUED)
  Montgomery County IDA PCRB (PECO
   Energy Series) 1994A MB
   3.75%               10/26/95     $ 3,380   $  3,380,000
  Montgomery County IDA PCRB
   Series 1994B MB
   3.50%               10/13/95       4,350      4,350,000
  Northampton County IDRB
   (Citizens Utilities Project)
   Series 1991 DN
   3.20%**             10/12/95       2,000      2,000,000
  Northeastern Hospital and
   Education Authority (Wyoming
   Valley Health Care Project)
   Series 1994A DN
   4.375%**            10/07/95       4,000      4,000,000
  Northumberland County IDA
   (Furman Farms, Inc.) Series
   1995A DN
   4.40%**             10/07/95       1,225      1,225,000
  Northumberland County IDA
   Resource Recovery (Foster
   Wheeler Mt. Carmel Project)
   Series 1987A DN
   4.45%**             10/07/95       4,000      4,000,000
  Northumberland County IDA
   Resource Recovery (Foster
   Wheeler Mt. Carmel Project)
   Series 1987B DN
   4.45%**             10/07/95         590        590,000
  Pennsylvania Economic
   Development Financing Authority
   (Wendt Dunnington Co. Project)
   Series 1995G DN
   4.50%**             10/07/95       1,250      1,250,000
  Pennsylvania Energy Development
   Authority
   (B&W Ebensburg Project) Series
   1986 DN
   4.45%**             10/07/95       3,590      3,590,000
  Pennsylvania Energy Development
   Authority
   (B&W Ebensburg Project) Series
   1988 DN
   4.45%**             10/07/95       2,800      2,800,000
  Pennsylvania Energy Development
   Authority
   (Piney Creek Project) Series
   1986A DN
   4.50%**             10/04/95       6,900      6,900,000
  Pennsylvania Energy Development
   Authority
   (Piney Creek Project) Series
   1986C DN
   4.50%**             10/07/95       2,700      2,700,000
  Pennsylvania Higher Education
   Assistance Agency Student Loan
   Series 1984A DN
   4.50%**             10/04/95       5,650      5,650,000
   4.10%**             10/07/95       2,000      2,000,000
  Pennsylvania Higher Education
   Assistance Agency Student Loan
   Series 1988A DN
   4.50%**             10/07/95      10,100     10,100,000
  Pennsylvania Higher Education
   Assistance Agency Student Loan
   Series 1988B DN
   4.50%**             10/07/95      14,700     14,700,000
  Pennsylvania Higher Education
   Assistance Agency Student Loan
   Series 1988C DN
   4.50%**             10/07/95       1,700      1,700,000
  Pennsylvania Higher Education
   Assistance Agency Student Loan
   Series 1988E DN
   4.50%**             10/07/95         100        100,000
  Pennsylvania Higher Education
   Facility Authority (Temple
   University Project) Series 1984
   DN
   4.75%**             10/01/95       2,100      2,100,000
  Philadelphia Authority IDRB
   (Commercial Development Airport
   Hotel Project) Series 1990 DN
   4.40%**             10/07/95       1,400      1,400,000
  Philadelphia Gas Works
   Series B TECP
   3.85%               11/10/95       3,000      3,000,000
   3.70%               11/15/95       6,000      6,000,000
   3.80%               11/17/95       2,100      2,100,000
   3.65%               12/18/95       1,000      1,000,000

                See accompanying notes to financial statements.

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                      PAR
                         MATURITY    (000)       VALUE
                         ---------  -------   ------------
PENNSYLVANIA (CONTINUED)
  Philadelphia Hospital & Higher
   Educational Facility Authority
   (Children's Hospital Project)
   Series 1992 DN
   4.75%**             10/01/95     $ 2,700   $  2,700,000
  Philadelphia IDA (30th Street
   Station Project) Series 1987 DN
   4.05%**             10/07/95       6,900      6,900,000
  Radnor Township
   Series 1995 TRAN
   6.00%               12/29/95       1,500      1,503,493
  Sayre Health Care Facility
   Authority (VHA Capital
   Financing Project) Series 1985A
   DN
   4.20%**             10/07/95       1,300      1,300,000
  Sayre Health Care Facility
   Authority (VHA Capital
   Financing Project) Series 1985B
   DN
   4.20%**             10/07/95       2,235      2,235,000
  Sayre Health Care Facility
   Authority (VHA Capital
   Financing Project) Series 1985C
   DN
   4.20%**             10/07/95       2,400      2,400,000
  Sayre Health Care Facility
   Authority (VHA Capital
   Financing Project) Series 1985D
   DN
   4.20%**             10/07/95         100        100,000
  Sayre Health Care Facility
   Authority (VHA Capital
   Financing Project) Series 1985F
   DN
   4.20%**             10/07/95       3,200      3,200,000
  Sayre Health Care Facility
   Authority (VHA Capital
   Financing Project) Series 1985I
   DN
   4.20%**             10/07/95       2,600      2,600,000
  Sayre Health Care Facility
   Authority (VHA Capital
   Financing Project) Series 1985K
   DN
   4.20%**             10/07/95       4,400      4,400,000
  Schuylkill County IDA Resource
   Recovery (Gilberton Power
   Project) Series 1985 DN
   4.45%**             10/07/95       8,700      8,700,000
  Schuylkill County IDA Resource
   Recovery (Kaytee Products, Inc.
   Project) Series 1995 DN
   4.60%**             10/07/95       4,000      4,000,000
  Schuylkill County IDA Resource
   Recovery (Northeastern Power
   Co. Project) Series 1985 DN
   4.50%**             10/01/95       1,400      1,400,000
  Schuylkill County IDA Resource
   Recovery (Northeastern Power
   Co. Project) Series 1986B DN
   4.60%**             10/01/95      23,700     23,700,000
  University of Pittsburgh
   Commonwealth System of Higher
   Education (University Capital
   Project) Series 1989A DN
   3.90%**             10/07/95         500        500,000
  Venango IDA Resource Recovery
   Series 1993 MB
   3.60%               10/13/95       1,300      1,300,000
   3.85%               10/24/95       3,150      3,150,000
   3.90%               10/24/95       1,500      1,500,000
   3.90%               11/17/95       2,475      2,475,000
   3.80%               12/18/95       2,250      2,250,000
  Washington County Authority
   Lease Series 1985 DN
   4.40%**             10/04/95      19,000     19,000,000
  York County IDA PCRB
   (Allied Signal Inc., Project)
   Series 1993 DN
   4.40%**             10/07/95       1,000      1,000,000
  York County IDA PCRB
   (PECO Energy Co. Project)
   Series 1993A DN
   4.20%**             10/07/95       2,000      2,000,000
                                              ------------
                                               360,178,493
                                              ------------

                See accompanying notes to financial statements.

                 PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                      PAR
                         MATURITY    (000)       VALUE
                         ---------  -------   ------------
PUERTO RICO -- 5.6%
  Puerto Rico Government
   Development Bank Refunding
   Series 1985 DN
   3.80%**             10/07/95     $11,750   $ 11,750,000
  Puerto Rico Housing, Bank and
   Finance Agency (Commonwealth
   Appropriations Loan Insurance
   Claims) Series 1993 MB
   3.75%               12/01/95       2,000      2,000,000
  Puerto Rico Industrial Medical
   and Higher Education and
   Environmental Pollution Control
   Facilities Authority (Ana G.
   Mendez Foundation Project)
   Series 1985 DN
   4.45%**             10/07/95       5,500      5,500,000
  Puerto Rico Industrial, Medical
   and Higher Education and
   Environmental Pollution Control
   Facilities Authority Series
   1988 (Bank of Tokyo LOC) DN
   3.35%               10/06/95       2,000      2,000,000
                                              ------------
                                                21,250,000
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $381,428,493*)                99.9%    381,428,493
OTHER ASSETS IN EXCESS OF
  LIABILITIES                          0.1%        474,924
                                     ------   ------------
NET ASSETS (Equivalent to $1.00
  per share based on 233,414,203
  Institutional shares,
  147,740,008 Service shares and
  750,535 Series A Investor shares
  outstanding)                       100.0%   $381,903,417
                                     ======   ============
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND
  SERIES A INVESTOR SHARE
  ($381,903,417 / 381,904,746)                       $1.00
                                                     =====
-------------
 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1995 and
   the maturities shown are the longer of the next
   interest readjustment date or the date the principal
   amount owed can be recovered through demand.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                       PAR
                           MATURITY   (000)       VALUE
                           ---------  ------   -----------
NORTH CAROLINA -- 98.0%
  Asheville Certificates of
   Participation Series 1993A DN
   4.30%**               10/07/95     $1,500   $ 1,500,000
  Bladen County Industrial
   Facilities and Pollution Control
   Financing Authority Resource
   Recovery (BCH Energy L.P.
   Project) Series 1993 DN
   4.45%**               10/07/95      2,000     2,000,000
  Catawba County Industrial
   Facilities and Pollution Control
   Financing Authority (WSMP, Inc.
   Project) Series 1992 DN
   4.60%**               10/07/95        500       500,000
  Charlotte Airport Revenue
   Refunding Series 1993A DN
   4.35%**               10/07/95        300       300,000
  Durham County Public Improvement
   Series 1993 DN
   4.30%**               10/07/95      2,350     2,350,000
  Durham Public Improvement Series
   1993 DN
   4.30%**               10/07/95      3,535     3,535,000
  Green County Industrial Facilities
   and Pollution Control Financing
   Authority (Federal Paper Board
   Company, Inc. Project) Series
   1989 DN
   4.45%**               10/07/95      1,100     1,100,000
  Green County Industrial Facilities
   and Pollution Control Financing
   Authority IDA (Snow Hill Tape
   Corporation Project) Series 1995
   DN
   4.50%**               10/07/95      2,000     2,000,000
  Greensboro Certificates of
   Participation (Greensboro
   Coliseum Complex Improvement
   Project) Series 1995A DN
   4.30%**               10/07/95      1,000     1,000,000
  Greensboro Public Improvement
   Series 1994B DN
   4.30%**               10/07/95        850       850,000
  Guilford County Industrial
   Facilities and Pollution Control
   Financing Authority (U.S. Label
   Corporation Project) Series 1995
   DN
   4.50%**               10/07/95        500       500,000
  Iredell County Industrial
   Facilities and Pollution Control
   Financing Authority (Purina
   Mills, Inc. Project) Series 1995
   DN
   4.35%**               10/07/95      4,000     4,000,000
  Lenoir County Industrial
   Facilities and Pollution Control
   Financing Authority Resource
   Recovery (Carolina Project)
   Series 1995 DN
   4.45%**               10/07/95      4,000     4,000,000
  Mecklenburg County GO DN
   4.25%**               10/07/95        500       500,000
  Mecklenburg County GO DN
   4.25%**               10/07/95      2,000     2,000,000
  Mecklenburg County Industrial
   Facilities and Pollution Control
   Financing Authority (Otto
   Industries, Inc. Project) Series
   1988 DN
   4.60%**               10/07/95      2,350     2,350,000
  New Hanover County Industrial
   Facilities and Pollution Control
   Financing Authority (Interroll
   Corp. Project) Series 1989 DN
   4.60%**               10/05/95      1,395     1,395,000
  North Carolina Agricultural
   Finance
   Authority Agricultural
   Development
   (Harvey Fertilizer & Gas
   Company Project)
   Series 1995 DN
   4.50%**               10/07/95      1,740     1,740,000
  North Carolina Eastern Municipal
   Power Agency TECP
   3.60%                 12/07/95      3,500     3,500,000
  North Carolina Eastern Municipal
   Power Agency Power System Series
   1988B TECP
   3.80%                 10/19/95      1,000     1,000,000
   3.75%                 11/16/95      2,600     2,600,000
  North Carolina Education
   Facilities Finance Agency (The
   Bowman Gray School of Medicine
   Project) Series 1990 DN
   4.40%**               10/07/95        700       700,000

                See accompanying notes to financial statements.

                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                       PAR
                           MATURITY   (000)       VALUE
                           ---------  ------   -----------
NORTH CAROLINA (CONTINUED)
  North Carolina Educational
   Facilities Finance Agency
   (Duke University Project)
   Series 1991B DN
   4.35%**               10/07/95     $1,400   $ 1,400,000
  North Carolina Industrial
   Facilities and Pollution Control
   Financing Authority Qualified
   Small Issue Industrial (GVK
   America, Inc. Project) Series
   1990 MB
   5.00%                 12/01/95      2,970     2,970,000
  North Carolina Medical Care
   Commission (Baptist Hospital
   Project) Series 1992B DN
   4.40%**               10/07/95      2,400     2,400,000
  North Carolina Medical Care
   Commission (Park Ridge Hospital
   Project) Series 1988 DN
   4.35%**               10/07/95      4,000     4,000,000
  North Carolina Medical Care
   Commission (Pooled Equipment
   Financing Project) Series 1985 DN
   4.20%**               10/07/95        800       800,000
  North Carolina Medical Care
   Commission (Pooled Financing
   Project) Series 1986 A2 DN
   4.35%**               10/07/95      1,600     1,600,000
  North Carolina Medical Care
   Commission Hospital (Duke
   University Hospital Project)
   Series 1985D DN
   4.35%**               10/07/95        300       300,000
  North Carolina Medical Care
   Community Hospital (Moses H. Cone
   Memorial Hospital Project) Series
   1995 DN
   4.40%**               10/07/95      2,100     2,100,000
  North Carolina Municipal Power
   Agency TECP
   3.90%                 10/27/95      3,000     3,000,000
  Person County Industrial
   Facilities and Pollution Control
   Financing Authority Solid Waste
   Disposal (Carolina Power & Light
   Project) Series 1986 DN
   4.60%**               10/01/95        300       300,000
  Surry County GO Series 1995 BAN
   4.25%                 10/25/95      3,680     3,680,280
  Union County Industrial Facilities
   and Pollution Control Financing
   Authority IDRB (Square D Company
   Project) Series 1988 DN
   4.40%**               10/07/95      2,500     2,500,000
  University of North Carolina
   Chapel Hill School of Medicine
   Ambulatory Care Clinic Series
   1990 DN
   4.35%**               10/07/95        400       400,000
  Wake County Industrial Facilities
   and Pollution Control Financing
   Authority (Carolina Power & Light
   Project) Series 1990A DN
   4.50%**               10/07/95        300       300,000
  Wake County Industrial Facilities
   and Pollution Control Financing
   Authority (Carolina Power &
   Light) Series 1985C DN
   4.50%**               10/07/95      1,000     1,000,000
  Wake County Industrial Facilities
   and Pollution Control Financing
   Authority PCR (Carolina Power &
   Light Company Project) Series
   1990A MB
   4.00%                 10/04/95      3,500     3,500,000
  Wake County GO Series 1993 MB
   4.20%                 04/01/96      3,000     2,996,365
  Wilson County Industrial
   Facilities Pollution Control
   Financing Authority (Chip
   Project) Series 1989 DN
   4.60%**               10/07/95      1,000     1,000,000
  Winston-Salem Certificates of
   Participation (Risk Acceptance
   Management Corp.) Series 1988 DN
   4.35%**               10/07/95        500       500,000
  Winston-Salem Water and Sewer
   System Series 1994 DN
   4.30%**               10/07/95      2,800     2,800,000
                                               -----------
                                                76,966,645
                                               -----------

                See accompanying notes to financial statements.

                NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                       PAR
                           MATURITY   (000)       VALUE
                           ---------  ------   -----------
PUERTO RICO -- 0.5%
  Puerto Rico Industrial Medical and
   Environmental Higher Education
   Pollution Control Facilities
   Funding Authority (Ana G. Mendez
   Project) Series 1985 DN
   4.45%**               10/07/95     $  400   $   400,000
                                               -----------
VIRGIN ISLANDS -- 1.2%
  Virgin Islands Housing Finance
   Authority Single Family Revenue
   Series 1995 MB
   4.375%                02/01/96      1,000     1,000,000
                                               -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $78,366,645*)                  99.7%    78,366,645
OTHER ASSETS IN EXCESS OF
  LIABILITIES                           0.3%       199,881
                                      ------   -----------
NET ASSETS (Equivalent to $1.00 per
  share based on 76,673,335
  Institutional shares, 1,840,489
  Service shares and 52,699 Series A
  Investor shares outstanding)        100.0%   $78,566,526
                                      ======   ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND SERIES
  A INVESTOR SHARE
  ($78,566,526 / 78,566,523)                         $1.00
                                                     =====

-------------

 * Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of September 30, 1995, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                   VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                       PAR
                           MATURITY   (000)       VALUE
                           ---------  ------   -----------
VIRGINIA -- 86.5%
  Alexandria IDA Adjustable Tender
   Resource Recovery (Alexandria
   Arlington Waste-to-Energy
   Facility) Series 1986A DN
   4.65%**               10/01/95     $1,200   $ 1,200,000
  Charles County IDA Solid Waste
   (Chambers Development Virginia
   Project) Series 1989 DN
   4.60%**               10/07/95      1,100     1,100,000
  Chesterfield County GO Series 1986
   MB
   7.10%                 07/15/96        250       260,058
  Chesterfield County IDA PCR
   (Virginia Electric & Power Co.)
   Series 1985 MB
   3.80%                 12/08/95        500       500,000
  Chesterfield County IDA PCR
   (Virginia Electric & Power Co.)
   Series 1987B MB
   3.80%                 12/11/95      1,000     1,000,000
  Commonwealth of Virginia GO Tax
   Exempt Eagle Trust Series 954601
   DN
   4.49%**               10/07/95      1,000     1,000,000
  Culpeper IDA (Baptist Homes)
   Series 1992 DN
   4.45%**               10/07/95        100       100,000
  Fairfax County IDA (Fairfax
   Hospital System, Inc.) Series
   1993B DN
   3.75%**               10/06/95      1,000     1,000,000
  Fairfax County IDA (Fairfax
   Hospital System, Inc.) Series
   1988C DN
   4.30%**               10/04/95        300       300,000
  Falls Church IDA (Kaiser
   Permanente Project) Series 1985
   MB
   4.10%                 11/01/95        500       500,000
  Greensville County IDA (Perdue
   Farms, Inc. Project) Series 1986
   DN
   4.55%**               10/01/95        600       600,000
  Halifax County IDA PCR (Virginia
   Electric & Power Co.) Series 1992
   MB
   3.90%                 12/01/95      2,000     2,000,000
  Louden County IDA Residential Care
   Facilities (Falcons Landing
   Project) Series 1994B DN
   4.60%**               10/02/95      1,200     1,200,000
  Louisa IDA PCR (Virginia Electric
   & Power Co.) Series 1984 MB
   3.90%                 11/22/95      1,000     1,000,000
  Lynchburg IDA Hospital Facilities
   (VHA Mid-Atlantic States Capital
   Asset Finance Program) Series
   1985B DN
   4.20%**               10/01/95        100       100,000
  Lynchburg IDA Hospital Facilities
   (VHA Mid-Atlantic States Capital
   Asset Finance Program) Series
   1985E DN
   4.20%**               10/07/95      1,000     1,000,000
  Peninsula Port Authority of
   Virginia (CSX Transportation,
   Inc. Project) Series 1992 MB
   3.85%                 11/08/95      1,000     1,000,000
  Peninsula Port Authority of
   Virginia Coal Terminal (Dominion
   Terminal Associates Project)
   Series 1987D DN
   4.45%**               10/01/95      1,140     1,140,000
  Peninsula Port Authority of
   Virginia Port Facility (Shell
   Coal and Terminal Company) Series
   1987 DN
   4.45%**               10/01/95        800       800,000
  Prince William County Lease
   Participation Certificates Series
   1995 MB
   4.00%                 12/01/95        125       125,056
  Richmond IDA (Halifax Paper Board
   Co. Project) Series 1990 DN
   4.60%**               10/07/95        510       510,000
  Roanoke IDA (Carillon Health
   System) Series 1995C DN
   4.20%**               10/07/95      1,200     1,200,000
  South Hill IDA (South Hill
   Veneers, Inc. Project) Series
   1987 DN
   4.55%**               10/07/95        600       600,000

                See accompanying notes to financial statements.

                   VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                       PAR
                           MATURITY   (000)       VALUE
                           ---------  ------   -----------
VIRGINIA (CONTINUED)
  Virginia Housing Development
   Authority (AHC Service
   Corporation -- Woodbury Park
   Project) Series 1987A MB
   4.50%**               10/07/95     $1,070   $ 1,070,000
  Virginia Housing Development
   Authority Multi Family Housing
   Bonds Series 1991F MB
   5.90%                 05/01/96      1,300     1,315,095
  Virginia Small Business Financing
   Authority (Coastal Development
   Group Project) Series 1989 DN
   4.60%**               10/07/95        195       195,000
  Virginia Public School Authority
   (Equipment Financing Notes --
   Issue III) Series 1995 DN
   4.00%                 04/01/96      1,000     1,001,707
                                               -----------
                                                21,816,916
                                               -----------
PUERTO RICO -- 12.7%
  Government Development Bank Series
   1985 DN
   3.80%**               10/07/95        200       200,000
  Puerto Rico Highway and
   Transportation Authority Series
   1993X MB
   3.80%                 10/04/95      1,000     1,000,000
  Puerto Rico Housing, Bank and
   Finance Agency Commonwealth
   Appropriation Loan Insurance
   Claims Series 1993 MB
   3.75%                 12/01/95      1,000     1,000,000
  Puerto Rico Industrial Medical and
   Environmental Pollution Control
   Facilities Authority (Ana G.
   Mendez Foundation Project) Series
   1985 DN
   4.45%**               10/07/95        400       400,000
  Puerto Rico Industrial Medical and
   Environmental Pollution Control
   Facilities Authority (Reynolds
   Metals Co. Project) Series 1983
   MB
   3.75%                 09/01/96        600       598,662
                                               -----------
                                                 3,198,662
                                               -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $25,015,578*)                  99.2%    25,015,578
OTHER ASSETS IN EXCESS OF
  LIABILITIES                           0.8%       214,038
                                      ------   -----------
NET ASSETS (Equivalent to $1.00 per
  share based on 24,408,945
  Institutional shares and 820,717
  Service shares outstanding)         100.0%   $25,229,616
                                      ======   ===========
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL AND
  SERVICE SHARE
  ($25,229,616 / 25,229,662)                         $1.00
                                                     =====
---------------
 * Aggregate cost for federal tax purposes.
** Rates shown are the rates as of September 30, 1995, and
   the maturities shown are the longer of the next
   interest readjustment date or the date the principal
   amount owed can be recovered through demand.

INVESTMENT ABBREVIATIONS

BAN.......................................................Bond Anticipation Note
DN...................................................................Demand Note
GO............................................................General Obligation
IDA.............................................Industrial Development Authority
IDR...............................................Industrial Development Revenue
IDRB.........................................Industrial Development Revenue Bond
MB................................................................Municipal Bond
PCR....................................................Pollution Control Revenue
PCRB..............................................Pollution Control Revenue Bond
RAN....................................................Revenue Anticipation Note
TAN........................................................Tax Anticipation Note
TECP.................................................Tax-Exempt Commercial Paper
TRAN...........................................Tax and Revenue Anticipation Note

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                            STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                                                                                     OHIO         PENNSYLVANIA
                                                                MUNICIPAL        GOVERNMENT       MUNICIPAL        MUNICIPAL
                                              MONEY MARKET     MONEY MARKET     MONEY MARKET     MONEY MARKET     MONEY MARKET
                                               PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                              ------------     ------------     ------------     ------------     ------------
Investment income:
 Interest.................................    $85,401,428      $ 9,669,227      $36,578,880       $2,569,992      $13,315,990
                                              -----------      -----------      -----------       ----------      -----------
Expenses:
 Investment advisory fee..................      6,268,576        1,111,647        2,816,476          295,088        1,568,837
 Administration fee.......................      1,886,356          370,549          912,148           98,363          522,945
 Custodian fee............................        239,568           64,588          114,217           20,010           74,280
 Transfer agent fee.......................        278,046           65,605          145,559           24,256           75,870
 Service fees.............................      2,336,732          624,366        1,585,537          146,311          387,016
 Distribution fees........................         31,409              143            8,770              132            1,199
 Legal and audit..........................        178,309           29,158           71,943           10,584           41,713
 Printing.................................        105,025           14,045           39,825           14,181           29,539
 Registration fees and expenses...........        222,032           76,595          136,867            5,124           57,693
 Organization.............................          3,456              374              469            4,738            4,563
 Trustees' fees and officer's salary......         21,458            4,112            9,483            1,028            5,389
 Other....................................         65,906            7,395           29,174            2,465            8,465
                                              -----------      -----------      -----------       ----------      -----------
                                               11,636,873        2,368,577        5,870,468          622,280        2,777,509
 Less fees voluntarily waived and expenses
   reimbursed.............................     (5,417,478)      (1,084,021)      (2,608,373)        (301,055)      (1,464,500)
                                              -----------      -----------      -----------       ----------      -----------
   Total expenses.........................      6,219,395        1,284,556        3,262,095          321,225        1,313,009
                                              -----------      -----------      -----------       ----------      -----------
Net investment income.....................     79,182,033        8,384,671       33,316,785        2,248,767       12,002,981
Net realized gain (loss) on investments...        (21,648)         (12,355)           6,023               --           (1,459)
                                              -----------      -----------      -----------       ----------      -----------
Net increase in net assets resulting from
 operations...............................    $79,160,385      $ 8,372,316      $33,322,808       $2,248,767      $12,001,522
                                              ===========      ===========      ===========       ==========      ===========

                                            NORTH CAROLINA     VIRGINIA
                                              MUNICIPAL        MUNICIPAL
                                             MONEY MARKET     MONEY MARKET
                                              PORTFOLIO        PORTFOLIO
                                            --------------    ------------
Investment income:
 Interest.................................    $530,847          $720,445
                                              --------          --------
Expenses:
 Investment advisory fee..................     416,063            85,063
 Administration fee.......................     138,688            28,354
 Custodian fee............................      27,356            16,615
 Transfer agent fee.......................      51,335            11,696
 Service fees.............................       1,334             1,287
 Distribution fees........................          36                --
 Legal and audit..........................      15,259             9,698
 Printing.................................      13,766            12,619
 Registration fees and expenses...........      10,502             8,871
 Organization.............................       5,690             6,005
 Trustees' fees and officer's salary......       1,364               282
 Other....................................       2,880             1,059
                                            ----------          --------
                                               684,273           181,549
 Less fees voluntarily waived and expenses
   reimbursed.............................    (490,886)         (161,359)
                                            ----------          --------
   Total expenses.........................     193,387            20,190
                                            ----------          --------
Net investment income.....................   3,337,460           700,255
Net realized gain (loss) on investments...         115               (66)
                                            ----------          --------
Net increase in net assets resulting from
 operations...............................  $3,337,575          $700,189
                                            ==========          ========

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        MUNICIPAL
                                                                                                          MONEY
                                                                                                          MARKET
                                                                   MONEY MARKET PORTFOLIO               PORTFOLIO
                                                             -----------------------------------       ------------
                                                                FOR THE              FOR THE             FOR THE
                                                               YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                                9/30/95              9/30/94             9/30/95
                                                             --------------       --------------       ------------
Increase (decrease) in net assets:
 Operations
   Net Investment income...................................  $   79,182,033       $   33,422,550       $  8,384,671
   Net gain (loss) on investments..........................         (21,648)             (16,921)           (12,355)
                                                             --------------       --------------       ------------
   Net increase in net assets resulting from operations....      79,160,385           33,405,629          8,372,316
                                                             --------------       --------------       ------------
Distributions to shareholders from
 Net investment income
   Institutional Shares....................................     (37,154,478)         (15,773,507)        (1,414,111)
   Service Shares..........................................     (41,703,939)         (17,580,544)        (6,969,678)
   Series A Investor Shares................................        (323,561)             (68,499)              (882)
   Series B Investor Shares................................             (55)                  --                 --
                                                             --------------       --------------       ------------
       Total distributions to shareholders.................     (79,182,033)         (33,422,550)        (8,384,671)
                                                             --------------       --------------       ------------
Capital share transactions.................................     775,145,746          232,315,691        155,432,888
                                                             --------------       --------------       ------------
       Total increase in net assets........................     775,124,098          232,298,770        155,420,533
Net assets:
   Beginning of period.....................................   1,083,261,648          850,962,878        164,006,755
                                                             --------------       --------------       ------------
   End of period...........................................  $1,858,385,746       $1,083,261,648       $319,427,288
                                                             ==============       ==============       ============


                                                              MUNICIPAL
                                                                MONEY
                                                                MARKET                   GOVERNMENT MONEY
                                                              PORTFOLIO                  MARKET PORTFOLIO
                                                             ------------      -------------------------------
                                                               FOR THE            FOR THE            FOR THE
                                                              YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                               9/30/94            9/30/95            9/30/94
                                                             ------------       ------------       ------------
Increase (decrease) in net assets:
 Operations
   Net Investment income...................................  $  3,835,438       $ 33,316,785       $  9,723,460
   Net gain (loss) on investments..........................       (19,387)             6,023             13,624
                                                             ------------       ------------       ------------
   Net increase in net assets resulting from operations....     3,816,051         33,322,808          9,737,084
                                                             ------------       ------------       ------------
Distributions to shareholders from
 Net investment income
   Institutional Shares....................................      (774,065)        (5,391,744)        (1,018,580)
   Service Shares..........................................    (3,060,695)       (27,836,761)        (8,701,808)
   Series A Investor Shares................................          (678)           (88,280)            (3,072)
   Series B Investor Shares................................            --                 --                 --
                                                             ------------       ------------       ------------
       Total distributions to shareholders.................    (3,835,438)       (33,316,785)        (9,723,460)
                                                             ------------       ------------       ------------
Capital share transactions.................................    30,926,057        260,770,269        213,031,001
                                                             ------------       ------------       ------------
       Total increase in net assets........................    30,906,670        260,776,292        213,044,625
Net assets:
   Beginning of period.....................................   133,100,085        412,007,756        198,963,131
                                                             ------------       ------------       ------------
   End of period...........................................  $164,006,755       $672,784,048       $412,007,756
                                                             ============       ============       ============

                See accompanying notes to financial statements.

                                THE PNC(R) FUND





                                                        OHIO MUNICIPAL               PENNSYLVANIA MUNICIPAL
                                                    MONEY MARKET PORTFOLIO           MONEY MARKET PORTFOLIO
                                                  ---------------------------     -----------------------------
                                                    FOR THE         FOR THE         FOR THE          FOR THE
                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                    9/30/95         9/30/94         9/30/95          9/30/94
                                                  -----------     -----------     ------------     ------------
Increase (decrease) in net assets:
 Operations
   Net investment income........................  $ 2,248,767     $ 1,180,384     $ 12,002,981     $  2,154,769
   Net gain (loss) on investments...............           --          (2,285)          (1,459)             130
                                                  -----------     -----------     ------------     ------------
   Net increase in net assets resulting from
     operations.................................    2,248,767       1,178,099       12,001,522        2,154,899
                                                  -----------     -----------     ------------     ------------
Distributions to shareholders from Net
 investment income
   Institutional Shares.........................     (614,141)       (343,817)      (7,756,121)      (1,675,898)
   Service Shares...............................   (1,633,831)       (835,590)      (4,239,580)        (478,057)
   Series A Investor Shares.....................         (795)           (977)          (7,280)            (814)
                                                  -----------     -----------     ------------     ------------
       Total distributions to shareholders......   (2,248,767)     (1,180,384)     (12,002,981)      (2,154,769)
                                                  -----------     -----------     ------------     ------------
Capital share transactions......................   18,996,645      27,351,445      163,103,796      207,640,309
                                                  -----------     -----------     ------------     ------------
       Total increase in net assets.............   18,996,645      27,349,160      163,102,337      207,640,439
Net assets:
   Beginning of period..........................   54,614,526      27,265,366      218,801,080       11,160,641
                                                  -----------     -----------     ------------     ------------
   End of period................................  $73,611,171     $54,614,526     $381,903,417     $218,801,080
                                                  ===========     ===========     ============     ============

                                                    NORTH CAROLINA MUNICIPAL             VIRGINIA MUNICIPAL
                                                     MONEY MARKET PORTFOLIO            MONEY MARKET PORTFOLIO
                                                  ---------------------------      ------------------------------
                                                                                                   FOR THE PERIOD
                                                    FOR THE          FOR THE         FOR THE         7/25/94(1)
                                                  YEAR ENDED       YEAR ENDED      YEAR ENDED         THROUGH
                                                    9/30/95          9/30/94         9/30/95          9/30/94
                                                  -----------      -----------     -----------     --------------
Increase (decrease) in net assets:
 Operations
   Net investment income........................  $ 3,337,460      $ 1,405,051     $   700,255       $    57,403
   Net gain (loss) on investments...............          115               --             (66)               20
                                                  -----------      -----------     -----------       -----------
   Net increase in net assets resulting from
     operations.................................    3,337,575        1,405,051         700,189            57,423
                                                  -----------      -----------     -----------       -----------
Distributions to shareholders from Net
 investment income
   Institutional Shares.........................   (3,322,447)      (1,404,199)       (685,237)          (57,403)
   Service Shares...............................      (14,791)            (852)        (15,018)               --
   Series A Investor Shares.....................         (222)              --              --                --
                                                  -----------      -----------     -----------       -----------
       Total distributions to shareholders......   (3,337,460)      (1,405,051)       (700,255)          (57,403)
                                                  -----------      -----------     -----------       -----------
Capital share transactions......................    8,893,514       35,537,466      11,398,564        13,831,098
                                                  -----------      -----------     -----------       -----------
       Total increase in net assets.............    8,893,629       35,537,466      11,398,498        13,831,118
Net assets:
   Beginning of period..........................   69,672,897       34,135,431      13,831,118                --
                                                  -----------      -----------     -----------       -----------
   End of period................................  $78,566,526      $69,672,897     $25,229,616       $13,831,118
                                                  ===========      ===========     ===========       ===========

---------------
(1) Commencement of operations.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     MONEY MARKET PORTFOLIO
                                                                  -------------------------------------------------------------
                                                                        INSTITUTIONAL CLASS                  SERVICE CLASS
                                                                  --------------------------------       ----------------------
                                                                                          FOR THE
                                                                                           PERIOD
                                                                    YEAR        YEAR     8/2/93(1)         YEAR          YEAR
                                                                   ENDED       ENDED      THROUGH          ENDED        ENDED
                                                                  9/30/95     9/30/94     9/30/93         9/30/95      9/30/94
                                                                 --------    --------    --------        ----------    --------
Net asset value at beginning of period.........................  $   1.00    $   1.00    $   1.00        $     1.00    $   1.00
                                                                 --------    --------    --------        ----------    --------
Income from investment operations
   Net investment income.......................................    0.0564      0.0359      0.0054            0.0534      0.0333
   Net realized gain (loss) on investments.....................        --          --          --                --          --
                                                                 --------    --------    --------        ----------    --------
       Total from investment operations........................    0.0564      0.0359      0.0054            0.0534      0.0333
                                                                 --------    --------    --------        ----------    --------
Less distributions
   Distributions from net investment income....................   (0.0564)    (0.0359)    (0.0054)          (0.0534)    (0.0333)
   Distributions from net realized capital gains...............        --          --          --                --          --
                                                                 --------    --------    --------        ----------    --------
       Total distributions.....................................   (0.0564)    (0.0359)    (0.0054)          (0.0534)    (0.0333)
                                                                 --------    --------    --------        ----------    --------
Net asset value at end of period...............................  $   1.00    $   1.00    $   1.00        $     1.00    $   1.00
                                                                 ========    ========    ========        ==========    ========
Total return...................................................      5.79%       3.64%       0.54%             5.48%       3.37%
Ratios/Supplemental data
   Net assets at end of period (in thousands)..................  $654,157    $502,972    $435,586        $1,194,017    $575,948
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.................      0.27%       0.25%       0.27%(2)          0.57%       0.51%
     Before advisory/administration fee waivers................      0.64%       0.66%       0.38%(2)          0.94%       0.92%
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.................      5.66%       3.64%       3.01%(2)          5.35%       3.35%
     Before advisory/administration fee waivers................      5.28%       3.23%       2.90%(2)          4.98%       2.95%

                                                                     MONEY MARKET PORTFOLIO
                                                                --------------------------------
                                                                          SERVICE CLASS
                                                                --------------------------------
                                                                  YEAR        YEAR        YEAR
                                                                 ENDED       ENDED       ENDED
                                                                9/30/93     9/30/92     9/30/91
                                                                --------    --------    --------
Net asset value at beginning of period......................... $   1.00    $   1.00    $   1.00
                                                                --------    --------    --------
Income from investment operations
   Net investment income.......................................   0.0274      0.0391      0.0645
   Net realized gain (loss) on investments.....................       --          --          --
                                                                --------    --------    --------
       Total from investment operations........................   0.0274      0.0391      0.0645
                                                                --------    --------    --------
Less distributions
   Distributions from net investment income....................  (0.0274)    (0.0391)    (0.0645)
   Distributions from net realized capital gains...............       --          --          --
                                                                --------    --------    --------
       Total distributions.....................................  (0.0274)    (0.0391)    (0.0645)
                                                                --------    --------    --------
Net asset value at end of period............................... $   1.00    $   1.00    $   1.00
                                                                ========    ========    ========
Total return...................................................     2.77%       4.05%       6.64%
Ratios/Supplemental data
   Net assets at end of period (in thousands).................. $415,328    $838,012    $637,076
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.................     0.59%       0.61%       0.62%
     Before advisory/administration fee waivers................     0.70%       0.66%       0.67%
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.................     2.73%       3.86%       6.45%
     Before advisory/administration fee waivers................     2.62%       3.81%       6.40%

-------------
(1) Commencement of operations.

(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               MONEY MARKET PORTFOLIO
                                                               ------------------------------------------------------
                                                                          SERIES A                        SERIES B
                                                                       INVESTOR CLASS                  INVESTOR CLASS
                                                               ----------------------------------      --------------
                                                                                         FOR THE           FOR THE
                                                                                          PERIOD           PERIOD
                                                                 YEAR         YEAR       1/13/93(1)       9/15/95(1)
                                                                ENDED        ENDED       THROUGH          THROUGH
                                                               9/30/95      9/30/94      9/30/93          9/30/95
                                                               -------      --------     --------        ----------
Net asset value at beginning of period.....................    $   1.00     $   1.00     $   1.00         $   1.00
                                                               --------     --------     --------         --------
Income from investment operations
   Net investment income...................................      0.0511       0.0308       0.0188           0.0020
   Net realized gain (loss) on investments.................          --           --           --               --
                                                               --------     --------     --------         --------
       Total from investment operations....................      0.0511       0.0308       0.0188           0.0020
                                                               --------     --------     --------         --------
Less distributions
   Distributions from net investment income................     (0.0511)     (0.0308)     (0.0188)         (0.0020)
   Distributions from net realized capital gains...........          --           --           --               --
                                                               --------     --------     --------         --------
       Total distributions.................................     (0.0511)     (0.0308)     (0.0188)         (0.0020)
                                                               --------     --------     --------         --------
Net asset value at end of period...........................    $   1.00     $   1.00     $   1.00         $   1.00
                                                               ========     ========     ========         ========
Total return...............................................        5.23%        3.12%        1.89%            0.20%
Ratios/Supplemental data
   Net assets at end of period (in thousands)..............     $10,185     $  4,342     $     49         $     27
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.............        0.81%        0.75%        0.67%(2)         1.34%(2)
     Before advisory/administration fee waivers............        1.19%        1.16%        0.78%(2)         1.72%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.............        5.15%        3.39%        2.62%(2)         4.58%(2)
     Before advisory/administration fee waivers............        4.78%        2.98%        2.51%(2)         4.20%(2)

-------------
(1) Commencement of operations.

(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       MUNICIPAL MONEY MARKET PORTFOLIO
                             --------------------------------------------------
                                  INSTITUTIONAL CLASS        SERVICE CLASS
                             ----------------------------   -------------------
                                                 FOR THE
                                                  PERIOD
                              YEAR     YEAR    8/2/93(1)    YEAR        YEAR
                             ENDED     ENDED    THROUGH     ENDED       ENDED
                            9/30/95   9/30/94   9/30/93    9/30/95     9/30/94
                            -------   -------   -------    -------     -------
Net asset value at
  beginning of period.....  $  1.00   $  1.00   $  1.00   $   1.00    $   1.00
                            -------   -------   -------   --------    --------
Income from
  investment operations
     Net investment
       income.............   0.0364    0.0246    0.0040     0.0334      0.0219
     Net realized gain
       (loss).............       --        --        --         --          --
                            -------   -------   -------   --------    --------
       Total from
         investment
         operations.......   0.0364    0.0246     .0040     0.0334      0.0219
                            -------   -------   -------   --------    --------
Less distributions
   Distributions from
     net investment
     income...............  (0.0364)  (0.0246)  (0.0040)    0.0334)    (0.0219)
   Distributions from
     net realized capital
     gains................       --        --        --         --          --
                            -------   -------   -------   --------    --------
       Total
         distributions....  (0.0364)  (0.0246)  (0.0040)   (0.0334)    (0.0219)
                            -------   -------   -------   --------    --------
Net asset value at
  end of period...........  $  1.00   $  1.00   $  1.00   $   1.00    $   1.00
                            =======   =======   =======   ========    ========
Total return..............     3.70%     2.48%     0.40%      3.39%       2.20%
Ratios/Supplemental data
   Net assets at end
   of period
   (in thousands).........  $53,778   $30,608   $39,148   $265,629    $133,358
     Ratios of expenses to
       average net assets
         After advisory/
           administration
           fee waivers....     0.27%     0.25%     0.25%(2)   0.57%       0.51%
         Before advisory/
           administration
           fee waivers....     0.71%     0.73%     0.36%(2)   1.01%       0.99%
   Ratios of net investment
     income to average
     net assets
       After advisory/
         administration
         fee waivers.......    3.64%     2.48%     2.45%(2)   3.35%       2.18%
       Before advisory/
         administration
         fee waivers.......    3.20%     2.01%     2.34%(2)   2.91%       1.71%

                                     MUNICIPAL MONEY MARKET PORTFOLIO
                                    ----------------------------------
                                              SERVICE CLASS
                                    ----------------------------------
                                     YEAR         YEAR         YEAR
                                     ENDED        ENDED        ENDED
                                    9/30/93      9/30/92      9/30/91
                                    -------     ---------     -------
Net asset value at
  beginning of period.............  $  1.00     $   1.00      $  1.00
                                    -------     --------      -------
Income from investment operations
   Net investment income..........   0.0205       0.0281       0.0438
   Net realized gain (loss).......       --           --           --
                                    -------     --------      -------
       Total from investment
         operations...............   0.0205       0.0281       0.0438
                                    -------     --------      -------
Less distributions
   Distributions from net
     investment income............  (0.0205)     (0.0281)     (0.0438)
   Distributions from
     net realized capital gains...       --           --           --
                                    -------     --------      -------
       Total distributions........  (0.0205)     (0.0281)     (0.0438)
                                    -------     --------      -------
Net asset value at end of period..  $  1.00     $   1.00      $  1.00
                                    =======     ========      =======
Total return......................     2.10%        2.85%        4.47%
Ratios/Supplemental data
   Net assets at end of period
   (in thousands).................  $93,937     $125,152      $89,312
   Ratios of expenses to
     average net assets
       After advisory/
         administration
         fee waivers..............     0.61%        0.63%        0.65%
       Before advisory/
         administration
         fee waivers.............      0.72%        0.68%        0.70%
   Ratios of net investment
     income to average
     net assets
       After advisory/
         administration
         fee waivers.............      2.02%        2.78%        4.40%
       Before advisory/
         administration
         fee waivers.............      1.91%        2.73%        4.35%

-------------
(1) Commencement of operations.

(2) Annualized.

              See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     MUNICIPAL MONEY MARKET PORTFOLIO
                                                                    ------------------------------------
                                                                          SERIES A INVESTOR CLASS
                                                                    -------------------------------------
                                                                                                  FOR THE
                                                                                                  PERIOD
                                                                      YEAR          YEAR         11/02/92(1)
                                                                     ENDED         ENDED          THROUGH
                                                                    9/30/95       9/30/94         9/30/93
                                                                    -------       --------       --------
Net asset value at beginning of period............................ $   1.00      $   1.00        $   1.00
                                                                    -------       -------        --------
Income from investment operations
   Net investment income..........................................   0.0311        0.0193          0.0181
   Net realized gain (loss) on investments........................       --            --              --
                                                                    -------       -------        --------
       Total from investment operations...........................   0.0311        0.0193          0.0181
                                                                    -------       -------        --------
Less distributions
   Distributions from net investment income.......................  (0.0311)      (0.0193)        (0.0181)
   Distributions from net realized capital gains..................       --            --              --
                                                                    -------       -------        --------
       Total distributions........................................  (0.0311)      (0.0193)        (0.0181)
                                                                    -------       -------        --------
Net asset value at end of period.................................. $   1.00      $   1.00        $   1.00
                                                                    =======       =======        ========
Total return......................................................     3.15%         1.95%          1 .83%
Ratios/Supplemental data
   Net assets at end of period (in thousands)..................... $     20      $     41        $     15
   Ratios of expenses to average net assets
     After advisory/administration fee waivers....................     0.79%         0.75%           0.72%(2)
     Before advisory/administration fee waivers...................     1.23%         1.23%           0.83%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers....................     3.08%         2.05%           2.23%(2)
     Before advisory/administration fee waivers...................     2.64%         1.58%           2.12%(2)

-------------
(1) Commencement of operations.

(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            GOVERNMENT MONEY MARKET PORTFOLIO
                                                              --------------------------------------------------------------
                                                                     INSTITUTIONAL CLASS                   SERVICE CLASS
                                                              ----------------------------------       ---------------------
                                                                                        FOR THE
                                                                                         PERIOD
                                                                YEAR         YEAR       8/2/93(1)        YEAR         YEAR
                                                               ENDED        ENDED       THROUGH         ENDED        ENDED
                                                              9/30/95      9/30/94      9/30/93        9/30/95      9/30/94
                                                              --------     --------     --------       --------     --------
Net asset value at beginning of period......................  $   1.00     $   1.00     $   1.00       $   1.00     $   1.00
                                                              --------     --------     --------       --------     --------
Income from investment operations
   Net investment income....................................    0.0555       0.0357       0.0049         0.0525       0.0331
   Net realized gain (loss).................................        --           --           --             --           --
                                                              --------     --------     --------       --------     --------
       Total from investment operations.....................    0.0555       0.0357       0.0049         0.0525       0.0331
                                                              --------     --------     --------       --------     --------
Less distributions
   Distributions from net investment income.................   (0.0555)     (0.0357)     (0.0049)       (0.0525)     (0.0331)
   Distributions from net realized capital gains............        --           --           --             --           --
                                                              --------     --------     --------       --------     --------
       Total distributions..................................   (0.0555)     (0.0357)     (0.0049)       (0.0525)     (0.0331)
                                                              --------     --------     --------       --------     --------
Net asset value at end of period............................  $   1.00     $   1.00     $   1.00       $   1.00     $   1.00
                                                              ========     ========     ========       ========     ========
Total return................................................      5.69%        3.63%        0.49%          5.38%        3.36%
Ratios/Supplemental data
   Net assets at end of period (in thousands)...............  $120,540     $ 37,519     $ 13,513       $550,959     $372,883
   Ratios of expenses to average net assets
     After advisory/administration fee waivers..............      0.27%        0.25%        0.25%(2)       0.57%        0.52%
     Before advisory/administration fee waivers.............      0.69%        0.70%        0.38%(2)       0.98%        0.97%
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers..............      5.64%        3.69%        3.01%(2)       5.27%        3.42%
     Before advisory/administration fee waivers.............      5.22%        3.24%        2.88%(2)       4.85%        2.97%

                                                              GOVERNMENT MONEY MARKET PORTFOLIO
                                                              ---------------------------------
                                                                          SERVICE CLASS
                                                              ---------------------------------
                                                                YEAR         YEAR         YEAR
                                                               ENDED        ENDED        ENDED
                                                              9/30/93      9/30/92      9/30/91
                                                              --------     --------     --------
Net asset value at beginning of period......................  $   1.00     $   1.00     $   1.00
                                                              --------     --------     --------
Income from investment operations
   Net investment income....................................    0.0269       0.0394       0.0627
   Net realized gain (loss).................................        --           --           --
                                                              --------     --------     --------
       Total from investment operations.....................    0.0269       0.0394       0.0627
                                                              --------     --------     --------
Less distributions
   Distributions from net investment income.................   (0.0269)     (0.0394)     (0.0627)
   Distributions from net realized capital gains............        --           --           --
                                                              --------     --------     --------
       Total distributions..................................   (0.0269)     (0.0394)     (0.0627)
                                                              --------     --------     --------
Net asset value at end of period............................  $   1.00     $   1.00     $   1.00
                                                              ========     ========     ========
Total return................................................      2.72%        4.01%        6.46%
Ratios/Supplemental data
   Net assets at end of period (in thousands)...............  $185,400     $160,269     $180,776
   Ratios of expenses to average net assets
     After advisory/administration fee waivers..............      0.60%        0.62%        0.65%
     Before advisory/administration fee waivers.............      0.73%        0.67%        0.70%
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers..............      2.68%        3.91%        6.27%
     Before advisory/administration fee waivers.............      2.55%        3.86%        6.22%

-------------
(1) Commencement of operations.

(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  GOVERNMENT MONEY MARKET PORTFOLIO
                                  ---------------------------------
                                       SERIES A INVESTOR CLASS
                                  ---------------------------------
                                                          FOR THE
                                                          PERIOD
                                   YEAR        YEAR       1/14/93(1)
                                   ENDED       ENDED      THROUGH
                                  9/30/95     9/30/94     9/30/93
                                  -------     -------     -------
Net asset value at
  beginning of period...........  $  1.00     $  1.00     $  1.00
                                  -------     -------     -------
Income from investment operations
   Net investment income.........  0.0501      0.0309      0.0183
   Net realized gain (loss)
     on investments..............      --          --          --
                                  -------     -------     -------
       Total from investment
         operations..............  0.0501      0.0309      0.0183
                                  -------     -------     -------
Less distributions
   Distributions from net
     investment income........... (0.0501)    (0.0309)    (0.0183)
   Distributions from net
     realized capital gains......      --          --          --
                                  -------     -------     -------
       Total distributions....... (0.0501)    (0.0309)    (0.0183)
                                  -------     -------     -------
Net asset value at end
  of period.....................  $  1.00     $  1.00     $  1.00
                                  =======     =======     =======
Total return....................     5.13%       3.11%       1.85%
Ratios/Supplemental data
   Net assets at end of period
     (in thousands).............  $ 1,285     $ 1,656     $    50
   Ratios of expenses to
     average net assets
       After advisory/
         administration
         fee waivers............     0.80%       0.75%       0.65%(2)
       Before advisory/
         administration
         fee waivers............     1.21%       1.20%       0.78%(2)
   Ratios of net investment
     income to average
     net assets
       After advisory/
         administration
         fee waivers............     5.03%       3.60%       2.57%(2)
       Before advisory/
         administration
         fee waivers............     4.62%       3.14%       2.44%(2)

-------------
(1) Commencement of operations.

(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        OHIO MUNICIPAL MONEY MARKET PORTFOLIO
                                                            --------------------------------------------------------------
                                                                   INSTITUTIONAL CLASS                   SERVICE CLASS
                                                            ----------------------------------       ---------------------
                                                                                      FOR THE
                                                                                       PERIOD
                                                              YEAR         YEAR       6/10/93(1)       YEAR         YEAR
                                                             ENDED        ENDED       THROUGH         ENDED        ENDED
                                                            9/30/95      9/30/94      9/30/93        9/30/95      9/30/94
                                                            --------     --------     --------       --------     --------
Net asset value at beginning of period.................... $   1.00     $   1.00     $   1.00       $   1.00     $   1.00
                                                            -------      -------      -------        -------      -------
Income from investment operations
   Net investment income..................................   0.0363       0.0252       0.0073         0.0333       0.0225
   Net realized gain (loss) on investments................       --           --           --             --           --
                                                            -------      -------      -------        -------      -------
       Total from investment operations...................   0.0363       0.0252       0.0073         0.0333       0.0225
                                                            -------      -------      -------        -------      -------
Less distributions
   Distributions from net investment income...............  (0.0363)     (0.0252)     (0.0073)       (0.0333)     (0.0225)
   Distributions from net realized capital gains..........       --           --           --             --           --
                                                            -------      -------      -------       --------      -------
       Total distributions................................  (0.0363)     (0.0252)     (0.0073)       (0.0333)     (0.0225)
                                                            -------      -------      -------        -------      -------
Net asset value at end of period.......................... $   1.00     $   1.00     $   1.00       $   1.00     $   1.00
                                                            =======      =======      =======        =======      =======
Total return..............................................     3.69%        2.55%        0.73%          3.38%        2.27%
Ratios/Supplemental data
   Net assets at end of period (in thousands)............. $ 23,679     $ 10,521     $ 12,026       $ 49,857     $ 44,066
   Ratios of expenses to average net assets
     After advisory/administration fee waivers............     0.27%        0.13%        0.10%(2)       0.57%        0.40%
     Before advisory/administration fee waivers...........     0.73%        0.77%        0.83%(2)       1.03%        1.04%
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers............     3.66%        2.56%        2.45%(2)       3.35%        2.29%
     Before advisory/administration fee waivers...........     3.20%        1.93%        1.72%(2)       2.89%        1.65%

                                                                 OHIO MUNICIPAL MONEY
                                                                   MARKET PORTFOLIO
                                                            -----------------------------------
                                                            SERVICE             SERIES A
                                                             CLASS           INVESTOR CLASS
                                                           --------       ---------------------
                                                            FOR THE                     FOR THE
                                                             PERIOD                      PERIOD
                                                            6/1/93(1)        YEAR       10/5/93(1)
                                                            THROUGH         ENDED       THROUGH
                                                            9/30/93        9/30/95      9/30/94
                                                           --------        -------      --------
Net asset value at beginning of period.................... $   1.00       $   1.00     $   1.00
                                                            -------        -------      -------
Income from investment operations
   Net investment income..................................   0.0074         0.0310       0.0199
   Net realized gain (loss) on investments................       --             --           --
                                                            -------        -------      -------
       Total from investment operations...................   0.0074         0.0310       0.0199
                                                            -------        -------      -------
Less distributions
   Distributions from net investment income...............  (0.0074)       (0.0310)     (0.0199)
   Distributions from net realized capital gains..........       --             --           --
                                                            -------        -------      -------
       Total distributions................................  (0.0074)       (0.0310)     (0.0199)
                                                            -------        -------      -------
Net asset value at end of period.......................... $   1.00       $   1.00     $   1.00
                                                            =======        =======      =======
Total return..............................................     0.75%          3.15%        2.01%
Ratios/Supplemental data
   Net assets at end of period (in thousands)............. $ 15,239       $     75     $     28
   Ratios of expenses to average net assets
     After advisory/administration fee waivers............     0.23%(2)       0.80%        0.62%(2)
     Before advisory/administration fee waivers...........     0.96%(2)       1.26%        1.26%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers............     2.23%(2)       3.02%        1.94%(2)
     Before advisory/administration fee waivers...........     1.50%(2)       2.56%        1.30%(2)

-------------
(1) Commencement of operations.

(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
                                                            --------------------------------------------------------------
                                                                   INSTITUTIONAL CLASS                   SERVICE CLASS
                                                            ----------------------------------       ---------------------
                                                                                      FOR THE
                                                                                       PERIOD
                                                              YEAR         YEAR       6/1/93(1)        YEAR         YEAR
                                                             ENDED        ENDED       THROUGH         ENDED        ENDED
                                                            9/30/95      9/30/94      9/30/93        9/30/95      9/30/94
                                                            --------     --------     --------       --------     --------
Net asset value at beginning of period....................  $   1.00     $   1.00    $   1.00        $   1.00    $   1.00
                                                            --------     --------     -------        --------     -------
Income from investment operations
   Net investment income..................................    0.0355       0.0247      0.0078          0.0325      0.0221
   Net realized gain (loss) on investments................        --           --          --              --          --
                                                            --------     --------     -------        --------     -------
       Total from investment operations...................    0.0355       0.0247      0.0078          0.0325      0.0221
                                                            --------     --------     -------        --------     -------
Less distributions
   Distributions from net investment income...............   (0.0355)     (0.0247)    (0.0078)        (0.0325)    (0.0221)
   Distributions from net realized capital gains..........        --           --          --              --          --
                                                            --------     --------     -------        --------     -------
       Total distributions................................   (0.0355)     (0.0247)    (0.0078)        (0.0325)    (0.0221)
                                                            --------     --------     -------        --------     -------
Net asset value at end of period..........................  $   1.00     $   1.00    $   1.00        $   1.00    $   1.00
                                                            --------     --------     -------        --------     -------
Total return..............................................      3.61%        2.49%       0.78%           3.33%       2.24%
Ratios/Supplemental data
   Net assets at end of period (in thousands).............  $233,414     $158,102    $  2,242        $147,739    $ 60,560
   Ratios of expenses to average net assets
     After advisory/administration fee waivers............      0.26%        0.16%       0.09%(2)        0.57%       0.42%
     Before advisory/administration fee waivers...........      0.68%        0.73%       0.97%(2)        0.99%       0.99%
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers............      3.54%        2.64%       2.15%(2)        3.29%       2.31%
     Before advisory/administration fee waivers...........      3.12%        2.07%       1.27%(2)        2.87%       1.75%

                                                            PENNSYLVANIA MUNICIPAL MONEY
                                                                   MARKET PORTFOLIO
                                                          --------------------------------------
                                                            SERVICE              SERIES A
                                                             CLASS            INVESTOR CLASS
                                                           ---------      ---------------------
                                                            FOR THE                     FOR THE
                                                             PERIOD                      PERIOD
                                                           6/11/93(1)       YEAR       12/28/93(1)
                                                            THROUGH         ENDED       THROUGH
                                                            9/30/93        9/30/95      9/30/94
                                                            --------       --------     --------
Net asset value at beginning of period.................... $   1.00       $   1.00     $   1.00
                                                            -------        -------      -------
Income from investment operations
   Net investment income..................................   0.0074         0.0302       0.0153
   Net realized gain (loss) on investments................       --             --           --
                                                            -------        -------      -------
       Total from investment operations...................   0.0074         0.0302       0.0153
                                                            -------        -------      -------
Less distributions
   Distributions from net investment income...............  (0.0074)       (0.0302)     (0.0153)
   Distributions from net realized capital gains..........       --             --           --
                                                            -------        -------      -------
       Total distributions................................  (0.0074)       (0.0302)     (0.0153)
                                                            -------        -------      -------
Net asset value at end of period.......................... $   1.00       $   1.00     $   1.00
                                                            -------        -------      -------
Total return..............................................     0.74%          3.06%        1.58%
Ratios/Supplemental data
   Net assets at end of period (in thousands)............. $  8,919       $    750     $    139
   Ratios of expenses to average net assets
     After advisory/administration fee waivers............     0.32%(2)       0.82%        0.65%(2)
     Before advisory/administration fee waivers...........     1.20%(2)       1.24%        1.22%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers............     2.42%(2)       3.03%        2.11%(2)
     Before advisory/administration fee waivers...........     1.54%(2)       2.61%        1.54%(2)

-------------
(1) Commencement of operations.

(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              NORTH CAROLINA MUNICIPAL MONEY
                                                                                     MARKET PORTFOLIO
                                                                             ----------------------------------
                                                                                    INSTITUTIONAL CLASS
                                                                             ----------------------------------
                                                                                                       FOR THE
                                                                                                        PERIOD
                                                                               YEAR         YEAR      5/4/93(1)
                                                                              ENDED        ENDED       THROUGH
                                                                             9/30/95      9/30/94      9/30/93
                                                                             --------     --------     --------
Net asset value at beginning of period.....................................  $  1.00      $  1.00      $  1.00
                                                                             -------      -------      -------
Income from investment operations
   Net investment income...................................................   0.0359       0.0249       0.0097
   Net realized gain (loss) on investments.................................       --           --           --
                                                                             -------      -------      -------
       Total from investment operations....................................   0.0359       0.0249       0.0097
                                                                             -------      -------      -------
Less distributions
   Distributions from net investment income................................  (0.0359)     (0.0249)     (0.0097)
   Distributions from net realized capital gains...........................       --           --           --
                                                                             -------      -------      -------
       Total distributions.................................................  (0.0359)     (0.0249)     (0.0097)
                                                                             -------      -------      -------
Net asset value at end of period...........................................  $  1.00      $  1.00      $  1.00
                                                                             =======      =======      =======
Total return...............................................................     3.65%        2.52%        0.97%
Ratios/Supplemental data
   Net assets at end of period (in thousands)..............................  $76,673      $69,673      $34,135
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.............................     0.21%        0.10%        0.10%(2)
     Before advisory/administration fee waivers............................     0.74%        0.76%        0.81%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.............................     3.61%        2.53%        2.35%(2)
     Before advisory/administration fee waivers............................     3.08%        1.87%(2)     1.64%(2)


                                                                                    NORTH CAROLINA MUNICIPAL MONEY
                                                                                            MARKET PORTFOLIO
                                                                              -------------------------------------------
                                                                                       SERVICE                SERIES A
                                                                                        CLASS              INVESTOR CLASS
                                                                              --------------------------   --------------
                                                                               FOR THE         FOR THE         FOR THE
                                                                               PERIOD           PERIOD          PERIOD
                                                                             11/01/94(4)      4/29/94(1)      2/14/95(1)
                                                                               THROUGH         THROUGH         THROUGH
                                                                               9/30/95         9/30/94         9/30/95
                                                                              ---------        --------      ----------
Net asset value at beginning of period.....................................    $  1.00         $  1.00       $   1.00
                                                                               -------         -------       --------
Income from investment operations
   Net investment income...................................................     0.0305          0.0099         0.0194
   Net realized gain (loss) on investments.................................         --              --             --
                                                                               -------         -------       --------
       Total from investment operations....................................     0.0305          0.0099         0.0194
                                                                               -------         -------       --------
Less distributions
   Distributions from net investment income................................    (0.0305)        (0.0099)       (0.0194)
   Distributions from net realized capital gains...........................         --              --             --
                                                                               -------         -------       --------
       Total distributions.................................................    (0.0305)        (0.0099)       (0.0194)
                                                                               -------         -------       --------
Net asset value at end of period...........................................    $  1.00         $  1.00       $   1.00
                                                                               =======         =======       ========
Total return...............................................................       3.11%           0.99%          1.95%
Ratios/Supplemental data
   Net assets at end of period (in thousands)..............................    $ 1,841         $   --  (3)   $     53
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.............................       0.55%(2)        0.36%(2)       0.83%(2)
     Before advisory/administration fee waivers............................       1.08%(2)        1.02%(2)       1.36%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.............................       3.34%(2)        2.54%(2)       3.05%(2)
     Before advisory/administration fee waivers............................       2.81%(2)        1.87%(2)       2.52%(2)

-------------
(1) Commencement of operations.

(2) Annualized.

(3) There were no Service shares outstanding as of September 30, 1994.

(4) Reissuance of shares.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     VIRGINIA MUNICIPAL
                                                                   MONEY MARKET PORTFOLIO
                                                             ----------------------------------
                                                                                      SERVICE
                                                              INSTITUTIONAL CLASS      CLASS
                                                             ---------------------   ----------
                                                                          FOR THE      FOR THE
                                                                          PERIOD       PERIOD
                                                               YEAR      7/25/94(1)   10/11/94(1)
                                                               ENDED      THROUGH      THROUGH
                                                              9/30/95     9/30/94      9/30/95
                                                             --------    ---------    ---------
Net asset value at beginning of period.....................  $   1.00     $   1.00     $   1.00
                                                             --------     --------      -------
Income from investment operations
   Net investment income...................................    0.0368       0.0053       0.0330
   Net realized gain (loss) on investments.................        --           --           --
                                                             --------     --------      -------
       Total from investment operations....................    0.0368       0.0053       0.0330
                                                             --------     --------      -------
Less distributions
   Distributions from net investment income................   (0.0368)     (0.0053)     (0.0330)
   Distributions from net realized capital gains...........        --           --           --
                                                             --------     --------      -------
       Total distributions.................................   (0.0368)     (0.0053)     (0.0330)
                                                             --------     --------      -------
Net asset value at end of period...........................  $   1.00     $   1.00     $   1.00
                                                             ========     ========      =======
Total return...............................................      3.74%        0.53%        3.35%
Ratios/Supplemental data
   Net assets at end of period (in thousands)..............  $ 24,409     $ 13,831     $    821
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.............      0.10%        0.10%(2)     0.40%(2)
     Before advisory/administration fee waivers............      0.95%        1.02%(2)     1.25%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.............      3.71%        2.89%(2)     3.50%(2)
     Before advisory/administration fee waivers............      2.86%        1.97%(2)     2.65%(2)



-------------
(1) Commencement of operations.

(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1995

     The PNC Fund (the "Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of twenty-six separate Portfolios: Money Market Portfolio, Municipal Money Market Portfolio, Government Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Virginia Municipal Money Market Portfolio, New Jersey Municipal Money Market Portfolio, Value Equity Portfolio, Growth Equity Portfolio, Small Cap Growth Equity Portfolio, Core Equity Portfolio, Index Equity Portfolio, Small Cap Value Equity Portfolio, International Equity Portfolio, International Emerging Markets Portfolio, Balanced Portfolio, Managed Income Portfolio, Tax-Free Income Portfolio, Intermediate Government Portfolio, Ohio Tax-Free Income Portfolio, Pennsylvania Tax-Free Income Portfolio, Short-Term Bond Portfolio, Intermediate-Term Bond Portfolio, International Fixed Income Portfolio and Government Income Portfolio. As of September 30, 1995, the New Jersey Municipal Money Market Portfolio and International Fixed Income Portfolio had not commenced operations. This report relates solely to Money Market Portfolio, Municipal Money Market Portfolio, Government Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio and Virginia Municipal Money Market Portfolio (the "Portfolios").

     Each Portfolio (except Money Market Portfolio) has three classes of shares, one class being referred to as the Service shares, one class being referred to as the Institutional shares and one class being referred to as the Series A Investor shares. Money Market Portfolio has a fourth class of shares being referred to as the Series B Investor shares. Series A Investor, Series B Investor, Institutional and Service shares in a Portfolio represent equal pro rata interests in such Portfolio, except that they bear different expenses which reflect the difference in the range of services provided to them. Series A Investor shares bear the expense of the Series A Distribution and Service Plan at an annual rate not to exceed .55% of the average daily net asset value of each Portfolio's outstanding Series A Investor shares. Series B Investor shares bear the expense of the Series B Distribution Plan at an annual rate not to exceed .75% of the average daily net asset value of each Portfolio's outstanding Series B Investor shares. Series B Investor shares also bear the expense of the Series B Service Plan at an annual rate not to exceed .25% of the average daily net asset value of each Portfolio's outstanding Series B Investor shares. Under the Fund's Service Plan, Service shares bear the expense of fees at an annual rate not to exceed .15% of the average daily net asset value of each Portfolio's outstanding Service shares. Service shares also bear the expense of a service fee at an annual rate not to exceed .15% of the average daily net asset value of each Portfolio's outstanding Service shares for other shareholder support activities provided by service organizations. Institutional shares do not bear the expense of the Series A Distribution and Service Plan, the Service Plan, the Series B Distribution Plan or the Series B Service Plan. The Service, Series A Investor and Series B Investor classes are currently bearing such respective expenses at aggregate annual rates of .30% of the average daily net asset value of Service shares, .50% of the average daily net asset value of Series A Investor shares and 1.00% of the average daily net asset value of Series B Investor shares. In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Series A Investor and Series B Investor shares bear a Transfer Agent fee at an annual rate not to exceed
 .10%.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

(A)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

     Dividends to Shareholders -- Dividends from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, will be distributed at least annually.

     Federal Taxes -- No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

     Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and Federal income tax purposes. Interest income is recorded on the accrual basis. Fees relating to the Service Plan, the Series A Distribution Plan and Service Plan, the Series B Distribution Plan and Series B Service Plan, and the Transfer Agent fee are class specific expenses. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     Repurchase Agreements -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     Organization Costs -- Costs incurred by each Portfolio in connection with its organization, registration and initial public offering have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date on which each Portfolio commenced its investment activities.

(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Institutional Management Corporation ("PIMC"), a wholly-owned subsidiary of PNC Asset Management Group, Inc. ("PAMG"), which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment adviser for each of the Fund's Portfolios. PNC Bank serves as the sub-adviser for each of the Funds' Portfolios. PNC Bank is an indirect wholly-owned subsidiary of PNC Bank Corp.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

     For its advisory services, PIMC is entitled to receive fees, computed daily and payable monthly based on each Portfolio's average daily net assets, at the following annual rates: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion, and .35% of net assets in excess of $3 billion.

     PIMC may, at its discretion, waive all or any portion of its advisory fee for any Portfolio. For the year ended September 30, 1995, advisory fees and waivers for each Portfolio were as follows:

                                                           GROSS                                 NET
                                                       ADVISORY FEE          WAIVER         ADVISORY FEE
                                                    -------------------    ----------    -------------------
Money Market Portfolio...........................        $6,268,576        $5,217,130         $1,051,446
Municipal Money Market Portfolio.................         1,111,647           921,718            189,929
Government Money Market Portfolio................         2,816,476         2,327,266            489,210
Ohio Municipal Money Market Portfolio............           295,088           245,955             49,133
Pennsylvania Municipal Money Market Portfolio....         1,568,837         1,264,187            304,650
North Carolina Municipal Money Market
  Portfolio......................................           416,063           369,591             46,472
Virginia Municipal Money Market Portfolio........            85,063            85,063                 --

PIMC pays PNC Bank for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., and Provident Distributors, Inc. ("PDI") act as co-administrators for the Fund. PDI is also the distributor for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .15% of the first $500 million, .13% of the next $500 million, .11% of the next $1 billion and
 .10% of net assets in excess of $2 billion.

     PFPC and PDI may, at their discretion, waive all or any portion of their administration fees for any Portfolio. For the year ended September 30, 1995, administration fees and waivers for each Portfolio were as follows:

                                                             GROSS                               NET
                                                      ADMINISTRATION FEE      WAIVER     ADMINISTRATION FEE
                                                      -------------------    --------    -------------------
Money Market Portfolio.............................        $1,886,356        $200,348         $1,686,008
Municipal Money Market Portfolio...................           370,549         162,303            208,246
Government Money Market Portfolio..................           912,148         281,107            631,041
Ohio Municipal Money Market Portfolio..............            98,363          55,100             43,263
Pennsylvania Municipal Money Market Portfolio......           522,945         200,313            322,632
North Carolina Municipal Money Market Portfolio....           138,688         114,630             24,058
Virginia Municipal Money Market Portfolio..........            28,354          28,354                 --

     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     PIMC, PFPC and PDI have also voluntarily agreed to reimburse expenses in the amount of $6,665 with respect to the North Carolina Municipal Money Market Portfolio and $47,942 with respect to the Virginia Municipal Money Market Portfolio for the year ended September 30, 1995.

     PIMC, PFPC and PDI have also agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation. No such reimbursements were necessary for the year ended September 30, 1995.

(C)  CAPITAL SHARES

     The Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:

                                                                                 MUNICIPAL
                                       MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                 ----------------------------------    ------------------------------
                                  FOR THE YEAR       FOR THE YEAR      FOR THE YEAR     FOR THE YEAR
                                      ENDED              ENDED             ENDED            ENDED
                                     9/30/95            9/30/94           9/30/95          9/30/94
                                 ---------------    ---------------    -------------    -------------
Shares sold:
  Institutional Class.........   $ 1,188,546,232    $ 1,541,859,975    $ 148,945,410    $ 112,801,931
  Service Class...............     4,367,213,560      3,340,513,140      944,793,126      626,534,455
  Series A Investor Class.....        23,968,550         10,165,172            4,303           57,540
  Series B Investor Class.....            27,272                 --               --               --
Shares issued in acquisition:
  Institutional Class.........                --                 --               --               --
  Service Class...............                --          3,334,564               --               --
  Series A Investor Class.....                --                 --               --               --
  Series B Investor Class.....                --                 --               --               --
Shares issued in reinvestment
  of dividends:
  Institutional Class.........             6,090              1,406               --               --
  Service Class...............         6,071,308          2,125,570          961,327          305,101
  Series A Investor Class.....           295,866             54,629              915              619
  Series B Investor Class.....                --                 --               --               --
Shares redeemed:
  Institutional Class.........    (1,037,357,343)    (1,474,467,520)    (125,774,118)    (121,338,119)
  Service Class...............    (3,755,203,797)    (3,185,344,683)    (813,471,594)    (587,403,447)
  Series A Investor Class.....       (18,421,612)        (5,926,562)         (26,481)         (32,023)
  Series B Investor Class.....              (380)                --               --               --
                                 ---------------    ---------------    -------------    -------------
Net increase..................   $   775,145,746    $   232,315,691    $ 155,432,888    $  30,926,057
                                 ===============    ===============    =============    =============

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

                                             GOVERNMENT                        OHIO MUNICIPAL
                                       MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                 ----------------------------------    ------------------------------
                                  FOR THE YEAR       FOR THE YEAR      FOR THE YEAR     FOR THE YEAR
                                      ENDED              ENDED             ENDED            ENDED
                                     9/30/95            9/30/94           9/30/95          9/30/94
                                 ---------------    ---------------    -------------    -------------
Shares sold:
  Institutional Class.........   $   919,144,341    $   228,682,656    $ 122,539,501    $ 125,595,359
  Service Class...............     2,569,753,154      1,915,338,460      111,982,459      158,217,405
  Series A Investor Class.....         4,597,795          1,753,740          159,749          115,346
Shares issued in reinvestment
  of dividends:
  Institutional Class.........                --                 --            3,239           15,291
  Service Class...............         4,210,613          1,768,196          496,048          194,375
  Series A Investor Class.....            82,648              1,952              650              909
Shares redeemed:
  Institutional Class.........      (836,123,978)      (204,678,202)    (109,384,069)    (127,116,173)
  Service Class...............    (2,395,843,440)    (1,729,686,389)    (106,687,592)    (129,582,395)
  Series A Investor Class.....        (5,050,864)          (149,412)        (113,340)         (88,672)
                                 ---------------    ---------------    -------------    -------------
Net increase..................   $   260,770,269    $   213,031,001    $  18,996,645    $  27,351,445
                                 ===============    ===============    =============    =============

                                       PENNSYLVANIA MUNICIPAL             NORTH CAROLINA MUNICIPAL
                                       MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                 ----------------------------------    ------------------------------
                                  FOR THE YEAR       FOR THE YEAR      FOR THE YEAR     FOR THE YEAR
                                      ENDED              ENDED             ENDED            ENDED
                                     9/30/95            9/30/94           9/30/95          9/30/94
                                 ---------------    ---------------    -------------    -------------
Shares sold:
  Institutional Class.........     $ 576,760,145      $ 376,513,609    $ 391,610,480    $ 323,582,453
  Service Class...............       301,727,871        130,876,896        5,766,832          648,753
  Series A Investor Class.....           933,231            161,583           52,600               --
Shares issued in reinvestment
  of dividends:
  Institutional Class.........            44,093              4,063           13,036           20,890
  Service Class...............           597,907            271,409            7,099              806
  Series A Investor Class.....             6,129                595               99               --
Shares redeemed:
  Institutional Class.........      (501,492,214)      (220,657,499)    (384,623,190)    (288,065,877)
  Service Class...............      (215,145,532)       (79,507,178)      (3,933,442)        (649,559)
  Series A Investor Class.....          (327,834)           (23,169)              --               --
                                   -------------      -------------    -------------    -------------
Net increase..................     $ 163,103,796      $ 207,640,309    $   8,893,514    $  35,537,466
                                   =============      =============    =============    =============

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

                                                                            VIRGINIA MUNICIPAL
                                                                          MONEY MARKET PORTFOLIO
                                                                       -----------------------------
                                                                                          FOR THE
                                                                                           PERIOD
                                                                                          JULY 25,
                                                                       FOR THE YEAR        19941
                                                                           ENDED          THROUGH
                                                                          9/30/95         9/30/94
                                                                       -------------    ------------
Shares sold:
  Institutional Class...............................................    $ 46,235,242     $15,828,907
  Service Class.....................................................       1,960,784              --
  Series A Investor Class...........................................              --              --
Shares issued in reinvestment of dividends:
  Institutional Class...............................................              --              --
  Service Class.....................................................              --              --
  Series A Investor Class...........................................              --              --
Shares redeemed:
  Institutional Class...............................................     (35,657,395)     (1,997,809)
  Service Class.....................................................      (1,140,067)             --
  Series A Investor Class...........................................              --              --
                                                                        ------------     -----------
Net increase........................................................    $ 11,398,564     $13,831,098
                                                                        ============     ===========

---------------
1 Commencement of operations.

(D)  AT SEPTEMBER 30, 1995, NET ASSETS CONSISTED OF:

                                                                                               OHIO
                                                           MUNICIPAL        GOVERNMENT      MUNICIPAL
                                         MONEY MARKET     MONEY MARKET     MONEY MARKET    MONEY MARKET
                                          PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                        --------------    ------------     ------------    ------------
Capital paid in......................   $1,858,408,030    $319,462,603     $672,772,903     $73,613,456
Accumulated net realized gain (loss)
on investment transactions...........          (22,284)        (35,315)          11,145          (2,285)
                                        --------------    ------------     ------------     -----------
                                        $1,858,385,746    $319,427,288     $672,784,048     $73,611,171
                                        ==============    ============     ============     ===========

                                                                            NORTH
                                                        PENNSYLVANIA       CAROLINA        VIRGINIA
                                                         MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                        MONEY MARKET     MONEY MARKET    MONEY MARKET
                                                         PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                        ------------     ------------    ------------
Capital paid in......................................   $381,904,746      $78,566,523     $25,229,662
Accumulated net realized gain (loss)
on investment transactions...........................         (1,329)               3             (46)
                                                        ------------      -----------     -----------
                                                        $381,903,417      $78,566,526     $25,229,616
                                                        ============      ===========     ===========

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

(E)  CAPITAL LOSS CARRYOVER

     At September 30, 1995, capital loss carryovers were available to offset possible future realized capital gains as follows: $22,284 in the Money Market Portfolio which expire in 2003, $35,315 in the Municipal Money Market Portfolio which expire in 2003, $2,285 in the Ohio Municipal Money Market Portfolio which expire in 2002, $1,329 in the Pennsylvania Municipal Money Market Portfolio which expire in 2003, and $46 in the Virginia Municipal Money Market Portfolio which expire in 2003.

(F) ACQUISITION OF THE MONEY MARKET PORTFOLIO OF THE PNC FINANCIAL COMMON TRUST FOR RETIREMENT ASSETS

     On December 27, 1993, The PNC Fund acquired all the assets of the Money Market Portfolio of the PNC Financial Common Trust for Retirement Assets from the participants of these accounts. The acquisition was accomplished by a tax-free exchange of assets with a value of $3,334,564 for 3,334,564 shares of the Service class of the Money Market Portfolio at $1.00 per share.

(G)  SUBSEQUENT EVENT

     On September 29, 1995 and October 2, 1995 respectively, the Board of Directors of the Fund ("PNC") and the Board of Trustees of The Compass Capital Group of Funds ("Compass"), including all of the non-interested members of each Board, approved an asset purchase agreement between 16 investment portfolios of PNC and Compass. The agreement, subject to shareholder approval, provides for the acquisition by PNC of all of the assets and liabilities of each of the Compass Portfolios in exchange for Service Shares of the PNC Portfolios that correspond to the Compass Portfolios and the distribution of these PNC Service Shares to the shareholders of the Compass Portfolios in liquidation of the Compass Portfolios. The expected effective date of the acquisition is January 1996.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE PNC FUND:

We have audited the accompanying statements of net assets of The PNC Fund (Money Market, Municipal Money Market, Government Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, and the Virginia Municipal Money Market Portfolios), as of September 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of September 30, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The PNC Fund (Money Market, Municipal Money Market, Government Money Market, Ohio Municipal Money Market, Pennsylvania Municipal Money Market, North Carolina Municipal Money Market, and the Virginia Municipal Money Market Portfolios), as of September 30, 1995 and the results of their operations for the year then ended, the changes in their net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 22, 1995

====================================================

Investment Adviser
  PNC Institutional Management
     Corporation
  Wilmington, Delaware 19809

Sub-Adviser and Custodian
  PNC Bank, National Association
  Philadelphia, Pennsylvania 19101

Co-Administrator and Transfer Agent
  PFPC Inc.
  Wilmington, Delaware 19809

Co-Administrator and Distributor
  Provident Distributors, Inc.
  Radnor, Pennsylvania 19087

Counsel
  Drinker Biddle & Reath
  Philadelphia, Pennsylvania 19107

Independent Accountants
  Coopers & Lybrand L.L.P.
  Philadelphia, Pennsylvania 19103

PNCI-T-01M
====================================================

====================================================

                                      LOGO

                                THE PNC(R) FUND

                             MONEY MARKET PORTFOLIO

                        MUNICIPAL MONEY MARKET PORTFOLIO

                       GOVERNMENT MONEY MARKET PORTFOLIO

                              OHIO MUNICIPAL MONEY
                                MARKET PORTFOLIO

                          PENNSYLVANIA MUNICIPAL MONEY
                                MARKET PORTFOLIO

                         NORTH CAROLINA MUNICIPAL MONEY
                                MARKET PORTFOLIO

                            VIRGINIA MUNICIPAL MONEY
                                MARKET PORTFOLIO

                         Annual Report to Shareholders
                               September 30, 1995

====================================================

                                THE PNC(R) FUND

                         BELLEVUE PARK CORPORATE CENTER
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                                                                November 3, 1995

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of The PNC Fund covering the twelve months ended September 30, 1995. This report includes securities listings, performance results and market commentary for the fixed income portfolios of The PNC Fund.

     BlackRock Financial Management, Inc. ("BlackRock"), the sub-adviser of the PNC Fixed Income portfolios, assumed management during the second quarter of 1995. Since assuming management, BlackRock has selectively traded securities to position the portfolios consistent with the BlackRock's investment strategy and the investment guidelines of the portfolios.

ECONOMIC HIGHLIGHTS:

     The dramatic rally in the capital markets changed the market landscape for fixed income investors over the fiscal year ended September 30, 1995. As the economy showed signs of a slowdown early this year, market participants endlessly debated the direction of monetary policy and hotly contested the likelihood that a soft landing for the economy had been achieved. The specter of inflation diminished as economic reports became increasingly pessimistic during the second quarter. With investor confidence in the value of fixed income securities renewed, market demand increasingly accelerated.

     The rally in the Treasury market began during the fourth quarter of 1994 and continued to accelerate through the first and second quarters of 1995. Over the past twelve months, interest rates have fallen substantially across the yield curve. Yield levels on the intermediate portion of the Treasury curve have fallen nearly 150 basis points as the 10-year Treasury closed at 6.18% on September 29, 1995. During July and the beginning of August 1995, the rally was temporarily halted as strong economic data dampened expectations for another reduction in the Fed funds target rate. At the end of the third quarter, however, interest rates returned to their 1995 lows as economic data again signaled slow to moderate growth and dormant inflationary pressures.

     We believe the Federal Reserve is likely to cut the Fed funds target rate during the coming months. While attuned to the possibility of a rejuvenated economy during the fourth quarter of 1995 and the possibility of accompanying inflationary pressure, we believe that the fixed income markets offer many pockets of value to investors in the coming months.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TAXABLE FIXED INCOME MARKETS:

     The market for mortgage-backed securities performed well in September and throughout much of the third quarter of 1995 as interest rate volatility declined and supply concerns abated. Allocation to adjustable rate mortgages
(ARMs) was increased across all taxable fixed income portfolios during the beginning of the third quarter as GNMA ARMs offered excellent value relative to other short duration securities. During the past several weeks GNMA ARMs have rallied significantly and the portfolios have been selling into the strength of market demand.

     In addition to increasing allocation to ARMs, the portfolios have been increasing their allocation to seasoned mortgage-backed securities (those issued several years ago) as these securities offer excellent prepayment protection which will be increasingly important if interest rates stay low or trend lower.

     Corporate earnings were positive and the market for corporate debt securities also outperformed Treasuries in the past year despite a large pick up in new issuance over September. A heavy calendar for issuance remains for the final quarter of 1995 which may test market demand. Recently, BlackRock has been selling shorter maturity corporates in the Short-Term Bond, Intermediate-Term Bond and Managed Income Portfolios in favor of longer maturities, looking to capitalize on our positive interest rate outlook on the markets.

TAX-EXEMPT MARKET OVERVIEW:

     The fourth quarter of 1994 echoed the underperformance that pervaded the fixed income markets throughout 1994. The municipal market experienced periods of illiquidity during November 1994 as mutual funds sold securities to meet redemptions and dealers were reluctant to add to their already large inventories. However, during the first quarter of 1995, the long-end of the municipal curve witnessed a dramatic rally as approximately $35 billion in cash flow from principal and interest payments flooded the long-end of the municipal market.

     The municipal market showed strong performance during the first two quarters of 1995 but remained overshadowed by the rally in the Treasury market. During the second quarter, as flat tax and other tax reform discussions caused investors to be concerned about the long-term valuation of municipal securities, the shorter end of the municipal yield curve spectrum substantially outperformed the longer-end.

     During the third quarter of 1995, municipals were strong performers versus their Treasury counterparts primarily due to both a relatively light new issuance calendar and the muted debate over potential tax reform (or "flat tax"). Retail buying interest was concentrated in short and intermediate maturity municipal bonds, as evidenced by 22 and 27 basis point declines, respectively, in 2- and 5-year AAA General Obligation municipal bonds over the third quarter. The recent strength of the municipal market is expected to continue as new issue supply is expected to be light. However, the market for tax-free fixed income securities remains vulnerable to rhetoric surrounding the "flat tax" debate.

     Within the portfolios, BlackRock has been improving overall credit quality and has recently reduced the interest rate sensitivity of the municipal portfolios. In addition, the portfolios have been improving their liquidity by selling smaller "odd lot" securities in favor of larger issues.

     Both the Pennsylvania and the Ohio Tax-Free Income Portfolio have benefited from a sharp decline in new issuance and increased demand for in-state paper. The lack of supply combined with the preferential treatment of in-state securities should lead to continued strong performance of Pennsylvania and Ohio paper.

     We appreciate your investment in The PNC Fund and we look forward to continuing to serve your investment needs. If you have any questions regarding The PNC Fund, please feel free to call BlackRock at 800-227-7BFM.
                                            BLACKROCK FINANCIAL MANAGEMENT, INC.

                                  THE PNC FUND

                       ANNUAL INVESTMENT ADVISER'S REPORT
     COMPARISON OF CHANGE IN VALUE OF $10,000 IN EACH PNC FIXED INCOME PORTFOLIO AND ITS RESPECTIVE INDEX COMPARISON FROM INCEPTION AND AT EACH FISCAL YEAR END:

                            MANAGED INCOME PORTFOLIO

                                   [CHART]

Institutional Class

                                                11/1/89    9/30/90    9/30/91    9/30/92    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------    -------    -------    -------
PNC Managed Income                              10,000     10,380     11,910     13,316     14,931     14,148     16,025
Salomon Broad Investment Grade Index            10,000     10,413     12,064     13,659     15,222     14,592     16,709
Lehman Government/Corporate Bond Index          10,000     10,413     12,064     13,659     15,222     14,592     16,686

AVERAGE ANNUAL TOTAL RETURN

One Year             13.27%
Five Years            9.07%
From Inception        8.29%



Service Class

                                                7/29/93    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------
PNC Managed Income                              10,000     10,293      9,776     11,044
Salomon Broad Investment Grade Index            10,000     10,268      9,843     11,268
Lehman Government/Corporate Bond Index          10,000     10,268      9,843     11,255

AVERAGE ANNUAL TOTAL RETURN

One Year             12.97%
From Inception        4.67%



Series A Investor Class

                                                2/4/92     9/30/92    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------    -------
PNC Managed Income                               9,550     10,301     11,550     10,888     12,275
Salomon Broad Investment Grade Index            10,000     10,853     11,974     11,594     13,220
Lehman Government/Corporate Bond Index          10,000     10,853     12,095     11,594     13,258

AVERAGE ANNUAL TOTAL RETURN

One Year              7.68%
From Inception        5.77%


The comparative index from previous years was changed to more accurately reflect the holdings of the Managed Income Portfolio.

                                  THE PNC FUND

                           TAX-FREE INCOME PORTFOLIO

                                   [CHART]

Institutional Class

                                                1/21/93    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------
PNC Tax-Free Income                             10,000     11,072     10,662     11,893
Lehman Municipal Bond Index                     10,000     10,988     10,723     11,919

AVERAGE ANNUAL TOTAL RETURN

One Year             11.54%
From Inception        6.65%



Service Class

                                                7/29/93    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------
PNC Tax-Free Income                             10,000     10,392     10,019     11,146
Lehman Municipal Bond Index                     10,000     10,325     10,076     11,200

AVERAGE ANNUAL TOTAL RETURN

One Year             11.24%
From Inception        5.11%



Series A Investor Class

                                                5/14/90    9/30/90    9/30/91    9/30/92    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------    -------    -------    -------
PNC Tax-Free Income                              9,550      9,685     10,789     11,940     13,552     12,986     14,413
Lehman Municipal Bond Index                     10,000     10,202     11,548     12,755     14,381     14,034     15,599

AVERAGE ANNUAL TOTAL RETURN

One Year              6.03%
Five Years            7.27%
From Inception        7.02%

                                  THE PNC FUND

                       INTERMEDIATE GOVERNMENT PORTFOLIO

                                   [CHART]

Institutional Class

                                                4/20/92    9/30/92    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------    -------
PNC Intermediate Government                     10,000     10,714     11,452     11,099     12,240
Lehman Intermediate Government Index            10,000     10,746     11,567     11,393     12,605

AVERAGE ANNUAL TOTAL RETURN

One Year             10.28%
From Inception        6.04%


Service Class

                                                7/29/93    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------
PNC Intermediate Government                     10,000     10,240      9,892     10,879
Lehman Intermediate Government Index            10,000     10,190     10,037     11,104

AVERAGE ANNUAL TOTAL RETURN

One Year              9.99%
From Inception        3.95%


Series A Investor Class

                                                5/11/92    9/30/92    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------    -------
PNC Intermediate Government                      9,550     10,233     10,878     10,466     11,511
Lehman Intermediate Government Index            10,000     10,588     11,397     11,226     12,419

AVERAGE ANNUAL TOTAL RETURN

One Year              5.08%
From Inception        4.24%

                                  THE PNC FUND

                         OHIO TAX-FREE INCOME PORTFOLIO

                                   [CHART]

Institutional Class

                                                12/1/92    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------
PNC OH TF Income                                10,000     10,910     10,993     11,621
Lehman Local General Obligation Index           10,000     11,131     10,942     12,104

AVERAGE ANNUAL TOTAL RETURN

One Year             10.75%
From Inception        5.45%



Service Class

                                                7/29/93    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------
PNC OH TF Income                                10,000     10,335      9,953     10,994
Lehman Local General Obligation Index           10,000     10,285     10,110     11,184

AVERAGE ANNUAL TOTAL RETURN

One Year             10.45%
From Inception        4.45%



Series A Investor Class

                                                12/1/92    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------
PNC OH TF Income                                 9,550     10,420     10,012     11,076
Lehman Local General Obligation Index           10,000     11,131     10,942     12,104

AVERAGE ANNUAL TOTAL RETURN

One Year              5.51%
From Inception        3.67%



Series B Investor Class

                                                10/13/94   9/30/95
                                                --------   -------
PNC OH TF Income                                10,000     10,443
Lehman Local General Obligation Index           10,000     11,062

TOTAL RETURN

From Inception        4.43%

                                  THE PNC FUND

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                   [CHART]

Institutional Class

                                                12/1/92    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------
PNC PA TF Income                                10,000     11,169     10,806     11,982
Lehman Local General Obligation Index           10,000     11,131     10,942     12,104

AVERAGE ANNUAL TOTAL RETURN

One Year             10.81%
From Inception        6.59%



Service Class

                                                7/29/93    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------
PNC PA TF Income                                10,000     10,308     10,016     11,069
Lehman Local General Obligation Index           10,000     10,285     10,190     11,184

AVERAGE ANNUAL TOTAL RETURN

One Year             10.51%
From Inception        4.78%



Series A Investor Class

                                                12/1/92    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------
PNC PA TF Income                                 9,550     10,666     10,444     11,391
Lehman Local General Obligation Index           10,000     11,131     10,942     12,104

AVERAGE ANNUAL TOTAL RETURN

One Year              5.37%
From Inception        4.70%



Series B Investor Class

                                                10/3/94    9/30/95
                                                -------    -------
PNC PA TF Income                                10,000     10,481
Lehman Local General Obligation Index           10,000     11,062

TOTAL RETURN

From Inception        4.81%

                                  THE PNC FUND

                           SHORT-TERM BOND PORTFOLIO

                                   [CHART]

Institutional Class

                                                9/1/93     9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------
PNC Short-Term Bond                             10,000     10,023     10,022     10,734
Merrill Lynch 1-3 Year Index                    10,000     10,032     10,144     10,991

AVERAGE ANNUAL TOTAL RETURN

One Year              7.10%
From Inception        3.46%



Service Class

                                                9/1/93     9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------
PNC Short-Term Bond                             10,000     10,021      9,995     10,676
Merrill Lynch 1-3 Year Index                    10,000     10,032     10,144     10,991

AVERAGE ANNUAL TOTAL RETURN

One Year              6.81%
From Inception        3.19%



Series A Investor Class

                                                11/17/93   9/30/94    9/30/95
                                                --------   -------    -------
PNC Short-Term Bond                              9,550      9,508     10,155
Merrill Lynch 1-3 Year Index                    10,000     10,087     10,933

AVERAGE ANNUAL TOTAL RETURN

One Year              2.01%
From Inception        0.83%

                                  THE PNC FUND

                        INTERMEDIATE-TERM BOND PORTFOLIO

                                   [CHART]

Institutional Class

                                                9/17/93    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------
PNC Intermediate-Term Bond                      10,000     10,010      9,658     10,697
Lehman Intermediate Government/Corp. Index      10,000     10,021      9,854     10,965

AVERAGE ANNUAL TOTAL RETURN

One Year             10.76%
From Inception        3.36%



Service Class

                                                9/23/93    9/30/93    9/30/94    9/30/95
                                                -------    -------    -------    -------
PNC Intermediate-Term Bond                      10,000     10,010      9,639     10,647
Lehman Intermediate Government/Corp. Index      10,000     10,021      9,854     10,965

AVERAGE ANNUAL TOTAL RETURN

One Year             10.46%
From Inception        3.15%



Series A Investor Class

                                                5/20/94    9/30/94    9/30/95
                                                -------    -------    -------
PNC Intermediate-Term Bond                       9,550      9,585     10,577
Lehman Intermediate Government/Corp. Index      10,000     10,090     11,227

AVERAGE ANNUAL TOTAL RETURN

One Year              5.35%
From Inception        4.18%

                                  THE PNC FUND

                          GOVERNMENT INCOME PORTFOLIO

                                   [CHART]

Series A Investor Class

                                                10/3/94    9/30/95
                                                -------    -------
PNC Government Income                            9,550     10,914
Lehman Mortgage/Merrill Lynch 10 Year Index     10,000     11,537

TOTAL RETURN

From Inception        9.14%



Series B Investor Class

                                                10/3/94    9/30/95
                                                -------    -------
PNC Government Income                           10,000     10,842
Lehman Mortgage/Merrill Lynch 10 Year Index     10,000     11,537

TOTAL RETURN

From Inception        8.42%

                           FIXED INCOME ANNUAL REPORT

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE PNC FIXED INCOME PORTFOLIOS

     During the fiscal year ended September 30, 1995, the PNC Fund declared the following dividends from net realized capital gains:

                                                                 SHORT-TERM         LONG-TERM
                                                                CAPITAL GAIN,     CAPITAL GAIN,
                                                                  PER SHARE         PER SHARE
                                                                -------------     -------------
          Tax-Free Income Portfolio                                     --           $ .0205

IMPORTANT TAX INFORMATION FOR THE TAX-FREE INCOME, OHIO TAX-FREE INCOME AND PENNSYLVANIA TAX-FREE INCOME PORTFOLIOS

     During the year ended September 30, 1995, 100% of the income dividends paid by the Tax-Free Income Portfolio, Ohio Tax-Free Income Portfolio and Pennsylvania Tax-Free Income Portfolio were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, the percentage of these dividends which must be included in federal alternative minimum taxable income for purposes of determining any liability for the alternative minimum tax is as follows: Tax-Free Income Portfolio 0.7%, Ohio Tax-Free Income Portfolio 2.4% and Pennsylvania Tax-Free Income Portfolio 0.2%.

     In January 1996, you will be furnished with a schedule showing the annual percentage breakdown by state or U.S. possession of the source of interest earned by each Portfolio in 1995.

                                THE PNC(R) FUND

                            MANAGED INCOME PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                       MATURITY     (000)        VALUE
                       ---------  ---------   ------------
AGENCY OBLIGATIONS -- 10.9%
FEDERAL HOME LOAN BANK BONDS -- 1.4%
   4.605%**            04/27/98    $ 8,000    $  7,825,000
                                              ------------
FEDERAL HOME LOAN MORTGAGE
DISCOUNT NOTE -- 6.3%
   6.30%               10/02/95     36,190      36,177,334
                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.3%
   8.25%               12/18/00     12,000      13,068,360
                                              ------------
TENNESSEE VALLEY AUTHORITY -- 0.9%
   7.318%              05/31/99      5,000       5,175,000
                                              ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $61,311,161)                            62,245,694
                                              ------------
MORTGAGE BACKED SECURITIES -- 25.2%
FEDERAL HOME LOAN MORTGAGE
  CORPORATION -- 5.3%
   7.50%               10/01/98      4,357       4,438,811
   10.00%              11/15/98        139         149,707
   9.00%               09/01/20      5,305       5,553,175
   9.00%               06/01/21      1,092       1,143,248
   8.00%,
     1 yr. CMT ARM     04/01/22      3,210       3,274,019
   7.00% TBA           10/01/25     16,000      15,800,000
                                              ------------
                                                30,358,960
                                              ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.2%
   7.50%               07/01/99      1,911       1,943,360
   7.50%               08/01/99      4,669       4,747,964
   7.50%               09/01/99        657         667,907
   7.50%               12/01/99         56          57,045
   7.00% TBA           10/01/10      4,000       4,010,000
   6.50%               07/01/25      7,390       7,137,812
   6.50%               08/01/25      5,630       5,437,807
   6.50%               09/01/25      2,661       2,570,288
   6.50% TBA           10/01/25     22,000      21,202,500
   8.001%,
     1 yr. CMT ARM     03/01/33      4,993       5,145,437
                                              ------------
                                                52,920,120
                                              ------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION -- 10.7%
   9.00%               06/15/00         28          29,814
   9.50%               06/15/00        174         185,697
   9.00%               08/15/00      3,458       3,643,824
   9.00%               04/15/01        256         269,675
   6.50%,
     1 yr. CMT ARM     05/20/25     18,795      19,053,523
   8.00%               06/15/25        207         213,152
   8.00%               07/15/25      6,818       7,018,432
   7.50%,
     1 yr. CMT ARM     04/20/25        206         211,827
   7.50%,
     1 yr. CMT ARM     06/20/25      7,137       7,332,909
   8.50%               07/05/01        349         363,999
   8.50%               08/15/01        503         524,714
   8.50%               09/15/01        213         222,239
   9.50%               12/15/01      4,116       4,337,572
   9.50%               12/15/02        949       1,000,303
   8.00%               02/15/03      5,719       5,886,970
   8.00%               03/15/03      2,329       2,397,749
   8.00%               05/15/03      5,511       5,673,361
   7.00%               02/15/05      1,363       1,348,383
   8.00%               12/15/19         23          23,754
   8.00%               07/15/22         53          54,162
   8.00%               05/15/23         65          66,533
   8.00%               10/15/24        344         354,070
   8.00%               01/15/25        282         291,704
   8.00%               05/15/25        489         503,701
                                              ------------
                                                61,008,067
                                              ------------
TOTAL MORTGAGE BACKED SECURITIES
  (Cost $144,812,701)                          144,287,147
                                              ------------
ASSET BACKED SECURITIES -- 4.0%
  Merrill Lynch Mortgage
   Investors, Inc.
   7.90%               05/25/15      2,200       2,202,895
  National Credit Card Trust
   9.45%               12/31/97      2,520       2,588,292
  Prime Credit Card Master Trust
   6.75%               10/31/05      5,500       5,566,872
  Standard Credit Card Master
   Trust
   8.25%               01/07/05      5,925       6,493,652
   7.25%               04/07/08      6,000       6,213,600
                                              ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $22,710,949)                            23,065,311
                                              ------------

                See accompanying notes to financial statements.

                            MANAGED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                       MATURITY     (000)        VALUE
                       --------    --------      ------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 7.7%
  Capstead Securities, Corp.
   8.40%               01/25/19    $ 1,376    $  1,382,601
  Federal Home Loan Mortgage
   Corporation
   5.50%               10/15/20      3,000       2,710,193
   6.50%               10/15/20     10,000       9,525,000
  Federal National Mortgage
   Association
   8.50%               11/01/95      4,531       4,559,541
   6.95%               11/01/98      4,200       4,194,750
   7.50%               03/25/00     10,000      10,056,250
   6.50%               09/25/02      5,100       4,834,279
  Ryland Acceptance Corp.
   9.40%               08/01/18      6,150       6,440,203
                                              ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $40,394,368)                            43,702,817
                                              ------------
CORPORATE BONDS -- 27.2%
BANKS -- 2.7%
  Comerica Bank
   7.25%               10/15/02      6,000       6,277,500
  First Union Corp.
   6.875%              09/15/05      3,800       3,773,408
  National Bank of Canada
   8.125%              08/15/04      5,000       5,350,000
                                              ------------
                                                15,400,908
                                              ------------
CONSTRUCTION -- 0.9%
  Centex Corp.
   7.375%              06/01/05      5,000       4,956,250
                                              ------------
ENERGY & UTILITIES -- 2.2%
  Appalachian Power Co.
   8.50%               12/01/22      2,150       2,351,563
  Idaho Power Co.
   8.75%               03/15/27      2,250       2,470,725
  Mobile Energy Resources
   8.665%              01/01/17      2,150       2,234,925
  Texas Utilities Electric Co.
   9.75%               05/01/21      5,000       5,737,180
                                              ------------
                                                12,794,393
                                              ------------
ENTERTAINMENT & LEISURE -- 0.4%
  Royal Caribbean Cruises, Ltd.
   7.125%              09/18/02      2,100       2,086,875
                                              ------------
FINANCE -- 4.2%
  Associates Corp, N.A.
   7.45%               03/28/00      4,000       4,136,000
  FSA Finance
   8.31%               06/01/02      2,500       2,556,843
  H.F. Ahmanson & Co.
   8.25%               10/01/02      1,100       1,204,500
  Household International Corp.
   6.00%               03/15/99      5,000       4,937,500
  Liberty Mutual
   8.50%               05/15/25      4,250       4,414,688
  New American Capital, Inc.
   7.25%               10/12/95      5,200       5,193,500
  Tenneco Credit Corp.
   10.125%             12/01/97      1,300       1,400,750
                                              ------------
                                                23,843,781
                                              ------------
FOOD & AGRICULTURE -- 0.8%
  Ralston Purina Co.
   7.875%              12/15/95      2,800       2,856,000
  RJR Nabisco, Inc.
   7.05%               07/15/07      1,550       1,528,688
                                              ------------
                                                 4,384,688
                                              ------------
INSURANCE -- 2.1%
  London Life Insurance
   6.875%              09/15/05      3,000       2,985,000
  Metropolitan Life Insurance
   6.30%               11/01/03      3,950       3,752,500
  Prudential Insurance
   7.65%               07/01/07        600         601,500
   8.30%               07/01/25      4,900       4,936,750
                                              ------------
                                                12,275,750
                                              ------------
MANUFACTURING -- 0.9%
  Georgia Pacific
   8.625%              05/15/25      5,000       5,337,500
                                              ------------
MISCELLANEOUS -- 0.0%
  Larwin Group -- Participation
   in Asset Exchange
   8.00%               12/01/99          2           2,302
                                              ------------
MOTOR VEHICLES -- 3.0%
  Ford Motor Co.
   5.58%**             12/26/95      5,000       4,900,000
   8.00%               10/01/96      7,000       7,125,999
  General Motors Acceptance
   Corp.
   6.30%               03/31/97      5,000       5,018,750
                                              ------------
                                                17,044,749
                                              ------------

                See accompanying notes to financial statements.

                            MANAGED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                       MATURITY     (000)        VALUE
                       --------    --------      ------
CORPORATE BONDS (CONTINUED)
RETAIL MERCHANDISING -- 0.5%
  May Department Stores
   8.125%              08/15/35    $ 3,000    $  3,165,000
                                              ------------
SECURITY BROKERS & DEALERS -- 4.9%
  Morgan Stanley Group, Inc.
   5.70%**             12/09/95     10,000       9,800,000
   7.50%               09/01/99      5,000       5,143,750
   8.25%               08/15/27      1,000       1,018,089
  PaineWebber Group, Inc.
   6.31%               07/22/99      5,000       4,850,000
  Salomon Brothers, Inc.
   5.26%               02/10/99      4,500       4,428,000
   8.90%               02/15/00      2,500       2,634,375
                                              ------------
                                                27,874,214
                                              ------------
TELECOMMUNICATIONS -- 1.8%
  AT&T Corp.
   6.40%               06/02/99     10,000      10,050,000
                                              ------------
TEXTILE -- 0.3%
  Burlington Industries
   7.25%               09/15/05      2,000       1,997,500
                                              ------------
TRANSPORTATION -- 0.5%
  Burlington Northern
   6.94%               01/01/14      3,300       3,244,715
                                              ------------
YANKEE -- 2.0%
  Italy -- Global Bond
   6.875%              09/27/23      6,200       5,649,750
  Westpac Banking Corp.
   9.125%              08/15/01      5,000       5,600,000
                                              ------------
                                                11,249,750
                                              ------------
TOTAL CORPORATE BONDS
  (Cost $155,462,601)                          155,708,375
                                              ------------
TAXABLE MUNICIPAL BONDS -- 1.6%
  Los Angeles County Taxable Pension
   Obligation
   8.62%               06/30/06      8,300       9,078,125
                                              ------------
  (Cost $8,663,957)
U.S. TREASURY OBLIGATIONS -- 31.0%
U.S. TREASURY BONDS -- 8.8%
   10.75%              08/15/05      8,610      11,407,990
   7.875%              02/15/21     10,000      11,476,900
   7.125%              02/15/23     10,810      11,466,166
   7.625%              02/15/25     13,770      15,589,154
                                              ------------
                                                49,940,210
                                              ------------
U.S. TREASURY NOTES -- 22.2%
   5.625%              06/30/97     66,000      65,782,200
   6.00%               08/31/97      5,100       5,116,982
   6.125%              05/15/98      5,220       5,250,171
   5.875%              08/15/98     20,990      20,985,382
   6.75%               06/30/99      5,150       5,282,354
   6.875%              03/31/00     21,550      22,266,320
   7.25%               08/15/04      2,340       2,502,162
                                              ------------
                                               127,185,571
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $175,668,488)                          177,125,781
                                              ------------
                                  NUMBER OF
                                   SHARES
                                  --------
TEMPORARY INVESTMENTS -- 0.0%
  Smith Barney Money
   Market Fund
  (Cost $33,074)                    33,074          33,074
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $609,057,299*)              107.6%     615,246,324
LIABILITIES IN EXCESS OF OTHER
  ASSETS (Including $50,350,015
    of investment purchases
    payable)                         (7.6%)    (43,275,653)
                                  --------    ------------
NET ASSETS (Applicable to
  42,697,714 Institutional
  shares, 11,258,452 Service
  shares and 1,153,926 Series A
  Investor shares outstanding)      100.0%    $571,970,671
                                   =======    ============

                See accompanying notes to financial statements.

                            MANAGED INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                                    VALUE
                                                   -------
NET ASSET VALUE AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND SERIES A
  INVESTOR SHARE ($571,970,671 /
  55,110,092)                                       $10.38
                                                    ======
OFFERING PRICE PER INSTITUTIONAL AND
  SERVICE SHARE                                     $10.38
                                                    ======
MAXIMUM OFFERING PRICE PER
  SERIES A INVESTOR SHARE
  ($10.38 / .955)                                   $10.87
                                                    ======

-------------
 * Cost for Federal income tax purposes at September 30, 1995 was $609,911,340. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation             $ 7,509,061
    Gross unrealized depreciation              (2,174,077)
                                              -----------
                                              $ 5,334,984
                                              ===========

** Rates shown are rates as of September 30, 1995, and the maturities shown are the longer of the next interest readjustment date or the maturity date.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                           TAX-FREE INCOME PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                      PAR
                        MATURITY     (000)        VALUE
                        ---------  ---------   -----------
ALABAMA -- 4.1%
  Courtland Industrial Revenue
   Bonds Series 1994
   5.90%                02/01/17    $   500    $   472,500
                                               -----------
ARIZONA -- 1.8%
  Phoenix General Obligation
   Bonds Series 1992
   6.375%               07/01/13        200        209,500
                                               -----------
COLORADO -- 11.3%
  Arapahoe County Capital
   Improvement Trust Fund Highway
   Capital Appreciation Revenue
   Bonds Series 1986 E-470
   0.00%                08/31/04        900        501,750
  Denver City and County Airport
   Revenue Bonds Series 1992
   6.75%                11/15/13        500        502,500
  Jefferson County School
   District General Obligation
   Bonds Series 1992
   6.00%                12/15/12        300        307,500
                                               -----------
                                                 1,311,750
                                               -----------
FLORIDA -- 3.7%
  Florida Department of
   Transportation General
   Obligation Bonds Series 1991
   6.25%                07/01/07        400        426,000
                                               -----------
GEORGIA -- 10.1%
  Georgia General Obligation
   Bonds Series 1992B
   6.30%                03/01/10        310        341,388
  Georgia Municipal Electric
   Authority Revenue Bonds Series
   1992B
   6.125%               01/01/14        400        409,500
  Gwinnett County General
   Obligation Bonds Series 1992
   6.00%                01/01/10        400        421,500
                                               -----------
                                                 1,172,388
                                               -----------
KANSAS -- 7.2%
  Johnson County General
   Obligation Bonds Series 1992A
   (Internal Inspection)
   6.00%                09/01/07        400        423,000
  Kansas Department of
   Transportation Revenue Bonds
   Series 1994
   6.00%                09/01/12        400        406,000
                                               -----------
                                                   829,000
                                               -----------
LOUISIANA -- 0.1%
  Louisiana Housing Finance
   Authority Revenue Bonds Series
   1985A (Single Family Mortgage)
   9.375%               02/01/15         15         15,525
                                               -----------
MARYLAND -- 3.5%
  Baltimore Port Facility
   Industrial Development Revenue
   Bonds Series 1984A (E.I.
   Dupont Company)
   6.50%                10/01/11        100        107,375
  Maryland Health & Higher
   Education Authority Revenue
   Bonds Series 1993 (Johns
   Hopkins Hospital)
   5.60%                07/01/09        300        301,125
                                               -----------
                                                   408,500
                                               -----------
MICHIGAN -- 3.2%
  Dickinson County Economic
   Development Corporation
   Pollution Control Refunding
   Revenue Bonds Series 1993
   (Champion International Corp.
   Project)
   5.85%                10/01/18        400        375,000
                                               -----------
NEBRASKA -- 2.7%
  Omaha Public Power District
   Revenue Bonds Series 1993A
   5.50%                02/01/07        300        308,625
                                               -----------

                See accompanying notes to financial statements.

                           TAX-FREE INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                      PAR
                        MATURITY     (000)        VALUE
                        --------    ------     -----------
NEW JERSEY -- 4.7%
  New Jersey Turnpike Authority
   Revenue Bonds Series 1991A
   6.40%                01/01/02    $   400    $   438,000
  New Jersey Turnpike Authority
   Revenue Bonds Series 1991C
   6.50%                01/01/16        100        109,875
                                               -----------
                                                   547,875
                                               -----------
NEW MEXICO -- 4.4%
  New Mexico State University
   Revenue Bonds Series 1994
   5.70%                04/01/09        500        507,500
                                               -----------
NEW YORK -- 11.5%
  New York City General
   Obligation Bonds Series 1993
   Subseries B-4
   4.65%**              10/03/95        100        100,000
  New York City General
   Obligation Bonds Series 1995B
   7.25%                08/15/07        500        550,000
  New York City Industrial
   Development Agency Special
   Facility Revenue Bonds Series
   1994 (Terminal One Group
   Association Project)
   6.00%                01/01/15        500        483,750
  New York City Unlimited Tax
   General Obligation Bonds
   Series 1992B
   4.65%**              10/03/95        200        200,000
                                               -----------
                                                 1,333,750
                                               -----------
NORTH CAROLINA -- 2.7%
  North Carolina Municipal Power
   Agency Revenue Bonds Series
   1992A (Catawba Electric)
   6.00%                01/01/10        300        314,625
                                               -----------
OHIO -- 7.0%
  Ohio Water Development
   Authority Revenue Bonds Series
   1995 (Steel-Cargill North Star
   Broken Hill Project)
   6.30%                09/01/20        500        500,625
  Ohio Water Development
   Authority Revenue Bonds Series
   1992 (Clean Water Series)
   5.65%                12/01/05        300        316,125
                                               -----------
                                                   816,750
                                               -----------
OREGON -- 2.7%
  Portland Sewer System Revenue
   Bonds Series 1992A
   6.00%                10/01/12        300        310,125
                                               -----------
PENNSYLVANIA -- 4.5%
  Pennsylvania Economic
   Development Financing
   Authority Resource Recovery
   Revenue Bonds Series 1994D
   (Colver Project)
   7.15%                12/01/18        500        521,250
                                               -----------
SOUTH CAROLINA -- 3.6%
  South Carolina Public Service
   Authority Revenue Bonds Series
   1991D (Santee Cooper Project)
   6.50%                07/01/14        100        103,250
  Spartanburg Water Works
   Improvement Revenue Bonds
   Series 1992
   6.20%                06/01/09        300        313,875
                                               -----------
                                                   417,125
                                               -----------
TEXAS -- 0.8%
  Sabine River Authority
   Pollution Control Revenue
   Bonds Series 1986
   (Southwestern Electric Power
   Project)
   8.20%                07/01/14         85         88,931
                                               -----------

                See accompanying notes to financial statements.

                           TAX-FREE INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                      PAR
                        MATURITY     (000)        VALUE
                        ---------  ---------   -----------
UTAH -- 1.1%
  Salt Lake City Hospital Revenue
   Bonds Series 1988A
   8.125%               05/15/15    $   100    $   122,000
                                               -----------
VIRGINIA -- 3.7%
  Hampton General Obligation
   Bonds Series 1995
   6.00%                01/15/08        400        427,000
                                               -----------
WYOMING -- 4.5%
  Sweetwater County Solid Waste
   Disposal Revenue Bonds Series
   1994A (FMC Corporation
   Project)
   7.00%                06/01/24        500        516,875
                                               -----------
TOTAL INVESTMENT IN SECURITIES
  (Cost $11,096,317*)                 98.9%     11,452,594
OTHER ASSETS IN EXCESS OF
  LIABILITIES                          1.1%        122,574
                                    -------    -----------
NET ASSETS (Applicable to 25,532
  Institutional shares, 444,256
  Service shares and 621,214
  Series A Investor shares
  outstanding)                       100.0%    $11,575,168
                                    =======    ===========

NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND SERIES A INVESTOR SHARE
  ($11,575,168 / 1,091,002)                         $10.61
                                                    ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                 $10.61
                                                    ======
MAXIMUM OFFERING PRICE PER
  SERIES A INVESTOR SHARE
  ($10.61 / .955)                                   $11.11
                                                    ======

-------------
 * Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                 $358,411
   Gross unrealized depreciation                   (2,134)
                                                 --------
                                                 $356,277
                                                 ========

** Rates shown are the rates as of September 30, 1995, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                       INTERMEDIATE GOVERNMENT PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                       MATURITY     (000)        VALUE
                       ---------  ---------   ------------
AGENCY OBLIGATIONS -- 21.7%
FEDERAL HOME LOAN BANK BONDS -- 4.6%
   5.325%              10/09/95   $  1,000    $  1,000,000
   6.44%               07/25/97      5,000       5,047,800
   4.605%**            04/27/98      3,000       2,934,375
                                              ------------
                                                 8,982,175
                                              ------------
FEDERAL HOME LOAN BANK
DISCOUNT NOTES -- 11.0%
   6.25%               10/03/95     21,405      21,397,568
                                              ------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 5.7%
   8.80%               11/10/95      3,000       3,009,990
   8.15%               05/11/98      2,500       2,630,825
   8.35%               11/10/99      5,000       5,397,000
                                              ------------
                                                11,037,815
                                              ------------
GUARANTEED EXPORT CREDIT CERTIFICATES -- 0.4%
   6.28%               06/15/04        800         791,334
                                              ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $41,860,204)                            42,208,892
                                              ------------
MORTGAGE-BACKED SECURITIES -- 37.6%
FEDERAL HOME LOAN MORTGAGE
CORPORATION -- 13.2%
   7.50%               07/01/99      5,041       5,125,836
   7.00%               05/01/02        525         523,789
   7.00%               08/01/09        720         718,598
   6.50%               09/01/25      8,330       8,046,259
   7.00% TBA           10/01/25      8,700       8,591,250
   8.00%,
     1 yr. CMT ARM     04/01/22      2,587       2,638,874
                                              ------------
                                                25,644,606
                                              ------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 12.4%
   7.00% TBA           10/01/10     21,000      21,052,500
   8.001%,
     1 yr. CMT ARM     03/01/33      2,964       3,055,103
                                              ------------
                                                24,107,603
                                              ------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION -- 12.0%
   7.00%               01/15/99      2,177       2,195,850
   6.50%               05/01/99      3,538       3,505,073
   6.50%,
     1 yr. CMT ARM     05/20/25      7,666       7,771,832
   7.50%,
     1 yr. CMT ARM     05/20/25      9,642       9,907,539
                                              ------------
                                                23,380,294
                                              ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $73,187,253)                            73,132,503
                                              ------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 11.3%
FEDERAL HOME LOAN MORTGAGE
CORPORATION-- 3.5%
   6.50%               10/15/96      3,885       3,778,539
   7.00%               06/15/97      3,000       2,943,843
                                              ------------
                                                 6,722,382
                                              ------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 7.2%
   8.50%               08/25/96      1,942       1,954,089
   7.50%               03/25/97      5,000       5,046,138
   6.50%               09/25/98      5,000       4,739,490
   6.00%               08/25/17      1,000         922,500
   6.50%               12/25/18      1,324       1,262,666
                                              ------------
                                                13,924,883
                                              ------------
FIRST BOSTON CORP. MORTGAGE
  SECURITIES TRUST -- 0.6%
   9.00%               01/20/18      1,205       1,243,433
                                              ------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $22,324,152)                            21,890,698
                                              ------------
ASSET BACKED SECURITIES -- 4.1%
  General Motors Acceptance
   Corp.
   7.15%               03/15/00      3,885       3,928,743
  Prime Credit Card Master Trust
   6.75%               10/31/05      1,900       1,923,101
  Standard Credit Card Master
   Trust
   8.25%               01/08/07      2,000       2,191,950
                                              ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $8,042,049)                              8,043,794
                                              ------------
CORPORATE BONDS -- 1.1%
  Atlantic Richfield
   Co.
   10.25%              07/02/00      2,000       2,170,000
                                              ------------
  (Cost $2,155,054)

                See accompanying notes to financial statements.

                       INTERMEDIATE GOVERNMENT PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                       MATURITY     (000)        VALUE
                       ---------  ---------   ------------
TAXABLE MUNICIPAL BONDS -- 2.6%
  Los Angeles County Taxable
   Pension Obligation
   8.62%               06/30/06   $  2,750    $  3,007,812
  Stanislaus County Taxable
   Pension Obligation
   7.15%               08/15/13      2,000       2,032,500
                                              ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $4,870,673)                              5,040,312
                                              ------------
U.S. TREASURY NOTES -- 28.2%
   5.625%              06/30/97     38,410      38,283,247
   6.125%              05/15/98      2,960       2,977,108
   5.875%              08/15/98      8,430       8,428,145
   6.75%               05/31/99      5,000       5,127,749
                                              ------------
TOTAL U.S. TREASURY NOTES
  (Cost $54,746,106)                            54,816,249
                                              ------------
REPURCHASE AGREEMENTS -- 8.6%
  Lehman Brothers, Inc.
   6.40%               10/02/95     16,705      16,705,000
                                              ------------
   (Agreement dated 09/29/95 to
   be repurchased at
   $16,713,909. Collateralized
   by $15,880,000 U.S. Treasury
   Notes 7.125% due 09/30/99.
   The value of the collateral
   is $17,041,855).
  (Cost $16,705,000)

                                   NUMBER
                                  OF SHARES
                                  ---------
TEMPORARY INVESTMENTS -- 0.0%
  Smith Barney Money
   Market Fund
   (Cost $29,663)                   29,663          29,663
                                              ------------

TOTAL INVESTMENT IN SECURITIES
  (Cost $223,920,154*)              115.2%    $224,037,111
LIABILITIES IN EXCESS OF OTHER
  ASSETS (Including $32,008,305
  of investment purchases
  payable)                          (15.2%)    (29,638,357)
                                   -------    ------------
NET ASSETS (Applicable
  to 13,454,295 Institutional
  shares, 4,965,413 Service
  shares, and 977,718 Series A
  Investor shares outstanding)      100.0%    $194,398,754
                                   =======    ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL AND SERVICE SHARE
  ($184,597,045 / 18,419,708)                       $10.02
                                                    ======
NET ASSET VALUE AND REDEMPTION PRICE PER
  SERIES A INVESTOR SHARE ($9,801,709 /
  977,718)                                          $10.03
                                                    ======
MAXIMUM OFFERING PRICE PER
  SERIES A INVESTOR SHARE
  ($10.03 / .955)                                   $10.50
                                                    ======

-------------
 * Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                $ 872,044
   Gross unrealized depreciation                 (755,087)
                                                ---------
                                                $ 116,957
                                                =========

** Rates shown are the rates as of September 30, 1995, and maturities shown are the longer of the next interest readjustment date or the maturity date.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                         OHIO TAX-FREE INCOME PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                       PAR
                          MATURITY    (000)       VALUE
                          ---------  --------   ----------
OHIO -- 83.1%
  Akron, Bath, Copley Joint
   Township Revenue Bonds Series
   1993 (Hospital District)
   5.50%                  11/15/03   $    250   $  230,625
  Berea City School District
   Unlimited Tax General Obligation
   Bonds Series 1993
   7.50%                  12/15/03         75       88,500
  Brunswick Limited Tax Improvement
   General Obligation Bonds Series
   1994
   6.30%                  12/01/05        210      215,513
  Butler County Hospital Facilities
   Refunding Improvement Revenue
   Bonds Series 1991 (Middletown
   Regional Hospital)
   6.75%                  11/15/03         50       53,813
  Cleveland Airport System
   Improvement Revenue Bonds Series
   1994B
   5.70%                  01/01/04        150      155,063
  Cleveland Public Power System
   Improvement Revenue Bonds Series
   1991B (First Mortgage)
   7.00%                  11/15/01        100      104,500
  Cleveland Regional Sewer District
   Pre-refunded Bonds Series 1978
   6.75%                  05/15/04         60       67,950
  Columbus Municipal Airport
   Authority Revenue Bonds Series
   1994A (Port Columbus
   International Airport)
   6.00%                  01/01/04        150      153,750
  Columbus Park, Recreation and Zoo
   Unlimited Tax General Obligation
   Bonds Series 1986
   7.25%                  07/01/01         25       28,500
  Columbus Sewer Improvement
   Unlimited Tax General Obligation
   Bonds Series 1991
   9.00%                  09/15/97        175      191,406
  Columbus Sewer Improvement
   Unlimited Tax General Obligation
   Bonds Series 1992
   5.80%                  05/01/08        280      294,700
  Cuyahoga County Hospital
   Improvement Revenue Bonds Series
   1989 (Cleveland Clinic
   Foundation)
   6.75%                  12/01/99        200      211,750
  Cuyahoga County Hospital
   Refunding Revenue Bonds Series
   1994A (Fairview General Hospital
   Project)
   5.50%                  02/15/04        200      188,000
  Euclid Limited Tax General
   Obligation Bonds Series 1995
   5.50%                  12/01/15        500      485,625
  Fairfield City School District
   Unlimited Tax General Obligation
   Bonds Series 1994
   7.45%                  12/01/14        300      339,000
  Franklin County Hospital Revenue
   Refunding and Improvement Bonds
   Series 1993 (Doctor's Hospital
   Project)
   5.875%                 12/01/03        330      309,375
  Hamilton County Sewer System
   Improvement Revenue Bonds Series
   1995A
   6.00%                  12/01/02        500      543,125
  Hamilton Waterworks Mortgage
   Revenue Bonds Series 1991A
   6.40%                  10/15/07         25       26,875
  Kings Local School District
   Unlimited Tax General Obligation
   Bonds Series 1994
   7.60%                  12/01/05        200      224,250
  Loveland City School District
   Unlimited Tax General Obligation
   Bonds Series 1992
   6.65%                  12/01/02        145      156,056
  Medina Unlimited Tax General
   Obligation Bonds Series 1986
   7.25%                  12/01/03         50       57,688
  Montgomery County Hospital
   Revenue Bonds Series 1989
   (Kettering Memorial Hospital)
   7.375%                 04/01/99        200      219,250
  North Royalton City School
   District Unlimited Tax General
   Obligation Bonds Series 1994
   6.625%                 12/01/06        100      113,250

                See accompanying notes to financial statements.

                         OHIO TAX-FREE INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                       PAR
                          MATURITY    (000)       VALUE
                          --------    ------    ----------
OHIO (CONTINUED)
  Northwestern Local School
   District School Improvement
   Unlimited Tax General Obligation
   Bonds Series 1994 (Wayne and
   Ashland Counties)
   7.20%                  12/01/10   $    300   $  353,625
  Ohio Air Quality Development
   Authority Revenue Bonds Series
   1985 (Dayton Power and Light
   Company Project)
   9.50%                  12/01/95        250      258,438
  Ohio Housing Finance Agency
   Revenue Bonds Series 1994B-2
   (Residential Mortgage)
   6.35%                  09/01/04        150      151,125
  Ohio State Higher Education
   Facilities Commission Revenue
   Bonds Series 1994 (Ohio
   Dominican College)
   6.625%                 12/01/04        250      256,563
  Ohio State Higher Education
   Facilities Commission Revenue
   Bonds Series 1994 (University of
   Dayton Project)
   5.80%                  12/01/04        250      250,313
  Ohio Unlimited Tax General
   Obligation Bonds Series 1995
   6.00%                  08/01/05        225      240,188
  Ohio Water Development Authority
   Revenue Bonds Series 1995
   (Steel-Cargill North Star Broken
   Hill Project)
   6.30%                  09/01/20        500      500,625
  Olentangy Local School District
   Unlimited Tax General Obligation
   Bonds Series 1995A
   6.00%                  12/01/08        225      238,500
  Orville Water System Revenue
   Bonds Series 1994
   6.00%                  11/15/02         50       51,438
  Student Loan Funding Corporation
   Revenue Bonds Sub-Series 1993A
   (Cincinnati)
   5.75%                  08/01/03         65       66,788
  Summit County Hospital Revenue
   Bonds Series 1994A (Cuyahoga
   Falls General Hospital Project)
   6.65%                  07/01/14        200      197,750
  University of Cincinnati General
   Receipts Revenue Bonds Series
   R-9
   5.60%                  06/01/09         75       75,094
  Warren County Sewer System
   Revenue Bonds Series 1992
   6.70%                  12/01/02        115      124,775
  Worthington City School District
   Pre-refunded Unlimited Tax
   General Obligation Bonds Series
   1989
   7.45%                  12/01/99         45       51,013
                                                ----------
                                                 7,274,799
                                                ----------
GUAM -- 2.9%
  Guam Power Authority Revenue
   Bonds Series 1994A
   6.625%                 10/01/04        250      256,250
                                                ----------
PUERTO RICO -- 9.8%
  Puerto Rico Commonwealth
   Unlimited Tax General Obligation
   Bonds Series 1993
   5.50%                  07/01/13        510      486,413
  Puerto Rico Electric Power
   Authority Revenue Bonds Series
   1995Z
   5.50%                  07/01/16        400      374,500
                                                ----------
                                                   860,913
                                                ----------
TOTAL MUNICIPAL BONDS                            8,391,962
                                                ----------
      (Cost $8,242,487)

                See accompanying notes to financial statements.

                         OHIO TAX-FREE INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                      NUMBER
                                        OF
                                      SHARES      VALUE
                                     --------   ----------
TEMPORARY INVESTMENTS -- 2.6%
  Smith Barney Tax-Free
   Money Market Fund                  223,647   $  223,647
                                                ----------
  (Cost $223,647)
TOTAL INVESTMENTS IN SECURITIES
  (Cost $8,466,134*)                    98.4%    8,615,609
OTHER ASSETS IN EXCESS OF
  LIABILITIES                            1.6%      143,406
                                       ------   ----------
NET ASSETS (Applicable to 19,883
  Institutional shares, 512,269
  Service shares, 328,448 Series A
  Investor shares and 10,591
  Series B Investor shares
  outstanding)                         100.0%   $8,759,015
                                       ======   ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL AND SERVICE SHARE
  ($5,350,277 / 532,152)                            $10.05
                                                    ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  SERIES A INVESTOR SHARE
  ($3,302,252 / 328,448)                            $10.05
                                                    ======
MAXIMUM OFFERING PRICE PER
  SERIES A INVESTOR SHARE
  ($10.05 / .955)                                   $10.52
                                                    ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE (SUBJECT
  TO A MAXIMUM CONTINGENT DEFERRED
  SALES CHARGE OF 5.0%)
  PER SERIES B INVESTOR SHARE
  ($106,486 / 10,591)                               $10.05
                                                    ======

-------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

  Gross unrealized appreciation                  $216,622
  Gross unrealized depreciation                   (67,147)
                                                 --------
                                                 $149,475
                                                 =========

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                      MATURITY      (000)         VALUE
                      --------    ----------   -----------
PENNSYLVANIA -- 90.3%
  Allegheny County General
   Obligation Bonds Series
   1991C-38
   6.20%              09/01/01    $      250   $   270,312
  Allegheny County General
   Obligation Bonds
   Series 1993C-42
   5.00%              10/01/10         1,000       943,750
  Allegheny County Hospital
   Development Authority Revenue
   Bonds (Mercy Hospital) Series
   1986
   7.375%             04/01/15           750       771,562
  Allegheny County Residential
   Finance Authority Mortgage
   Revenue Bonds Single Family
   Series 1994Y
   6.25%              05/01/17           400       405,000
  Bristol Township School
   District Unlimited Tax
   General Obligation Bonds
   Series 1993A
   5.10%              02/15/08         1,000       972,500
  Cambria County Unlimited Tax
   General Obligation Bonds
   Series 1991
   8.25%              06/01/00           600       663,000
  Central Bucks School District
   Unlimited Tax General
   Obligation Bonds Series 1993A
   5.15%              05/15/08         1,015       995,969
  Central Bucks School District
   Unlimited Tax General
   Obligation Bonds Series 1994A
   6.70%              11/15/09           500       563,750
  Chester County Unlimited Tax
   General Obligation Bonds
   Series 1991
   6.70%              12/15/04           385       423,019
  Crawford Central School
   District Unlimited Tax
   General Obligation Bonds
   Series 1995
   5.70%              02/15/10         2,175     2,210,344
   5.75%              02/15/11         1,585     1,604,812
  Dauphin County General
   Authority Revenue Bonds
   (A-F School District Pooled
   Finance Program) Series 1986
   5.30%              06/01/05           535       535,000
   5.40%              06/01/06           565       565,000
   5.50%              06/01/07           550       547,937
   6.85%              06/01/09           800       852,000
  Deer Lakes School District
   Unlimited Tax General
   Obligation Bonds Series 1995
   6.35%              01/15/14         1,000     1,031,250
   6.45%              01/15/19         1,300     1,343,875
  Delaware County Authority
   Health Care Revenue Bonds
   (Mercy Health Corporation)
   Series 1993B
   6.00%              11/15/07         1,000       982,500
  Erie County Prison Authority
   Lease Revenue Bonds
   Series 1991
   6.25%              11/01/01           500       544,375
  Harrisburg Authority Lease
   Revenue Bonds Series 1991
   6.50%              06/01/04           500       543,125
  Indiana County Hospital
   Authority Revenue Bonds
   Series 1992A
   7.125%             07/01/23         1,500     1,526,250
  Lancaster County Hospital
   Authority Revenue Bonds
   (Health Center-Masonic Homes
   Project) Series 1994
   5.30%              11/15/08           500       478,750
  Lebanon County Hospital
   Authority Revenue Bonds (Good
   Samaritan Hospital Project)
   Series 1993
   5.55%              11/15/04           355       347,456
   6.00%              11/15/09           500       472,500
   6.00%              11/15/18           750       687,187
  Ligonier Valley School
   District Unlimited Tax
   General Obligation Bonds
   Series 1994
   5.65%              03/01/14         2,000     1,977,500

                See accompanying notes to financial statements.

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                      MATURITY      (000)         VALUE
                      --------    ---------    -----------
PENNSYLVANIA (CONTINUED)
  Montgomery County Higher
   Education and Health
   Authority Revenue Bonds
   (Frankford Hospital) Series
   1986
   7.875%             01/01/19    $      500   $   531,875
  Moon Township Water and Sewer
   Authority Revenue Bonds
   Series 1994
   6.70%              12/01/19         1,000     1,035,000
  New Garden Township Sewer
   Authority Revenue Bonds
   Series 1991
   7.00%              03/01/15           420       456,225
  Norristown Municipal Waste
   Authority Sewer Revenue Bonds
   Series 1993
   5.125%             11/15/23         2,000     1,787,500
  Northampton County Higher
   Education Authority Revenue
   Bonds (Moravian College)
   Series 1994
   6.10%              07/01/12         1,950     1,981,687
  Northampton County Industrial
   Development Authority
   Pollution Control Revenue
   Bonds (Metropolitan Edison
   Co. Project) Series 1995
   6.10%              07/15/21         1,000     1,013,750
  Northumberland County
   Authority Guaranteed Lease
   Revenue Bonds Series 1992
   6.50%              08/15/07           500       558,750
  Pennsbury School District
   Unlimited Tax General
   Obligation Bonds Series 1994
   6.65%              08/15/09           685       744,938
  Pennsylvania Commonwealth
   Turnpike Revenue Bonds Series
   1991L
   6.50%              06/01/04           445       485,050
  Pennsylvania Economic
   Development Financing
   Authority Resource Recovery
   Revenue Bonds (Colver
   Project)
   Series 1994D
   7.15%             12/01/18          2,000     2,085,000
  Pennsylvania Finance Authority
   Revenue Bonds (Municipal
   Capital Improvement Project)
   Series 1993
   6.60%              11/01/09         2,760     2,949,750
  Pennsylvania Higher
   Educational Facilities
   Authority Revenue Bonds
   (Duquesne University) Series
   1991C
   6.75%              04/01/20         1,000     1,062,500
  Pennsylvania Higher
   Educational Facilities
   Authority Revenue Bonds
   (Philadelphia College of
   Textiles and Science) Series
   1993
   4.95%              02/01/02           255       249,581
   5.15%              02/01/04         1,230     1,191,563
   5.45%              02/01/07           285       274,313
  Pennsylvania Higher
   Educational Facilities
   Authority Revenue Bonds
   (Thomas Jefferson University)
   Series 1993A
   5.15%              11/01/11           500       468,750
  Pennsylvania Housing Finance
   Authority Revenue Bonds
   (Single Family Mortgage)
   Series 1995-46
   6.20%              10/01/14         1,000     1,000,000
  Pennsylvania Infrastructure
   Investment Authority Revenue
   Bonds (Pennvest Project)
   Series 1990B
   6.80%              09/01/10         2,000     2,145,000
  Pennsylvania Intergovernmental
   Cooperation Authority Special
   Tax Revenue Bonds Series 1994
   7.00%              06/15/04           500       573,750
  Pennsylvania Intergovernmental
   Cooperative Authority Special
   Tax Revenue Bonds Series 1993
   5.25%              06/15/06         1,000     1,007,500
   5.75%              06/15/15         1,000       987,500
  Pennsylvania Unlimited Tax
   General Obligation Bonds
   Series 1994A
   6.50%              11/01/05           250       270,625

                See accompanying notes to financial statements.

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                     PAR
                      MATURITY      (000)         VALUE
                      --------    ---------    -----------
PENNSYLVANIA (CONTINUED)
  Philadelphia Hospital and
   Higher Education Facilities
   Authority Revenue Bonds
   (Frankford Hospital) Series
   1993A
   6.00%              06/01/23    $      815   $   720,256
  Philadelphia Hospital and
   Higher Education Facilities
   Authority Revenue Bonds
   (Graduate Health Systems)
   Series 1993A
   5.10%              07/01/98           470       468,825
  Philadelphia Hospital and
   Higher Educational Facilities
   Authority Revenue Bonds
   (Friends' Hospital) Series
   1993
   5.95%              05/01/04           500       497,500
   6.20%              05/01/11           500       450,625
  Philadelphia Industrial
   Development Authority Revenue
   Bonds (PGH Development
   Corporation) Series 1993
   5.25%              07/01/17         1,810     1,658,413
  Philadelphia Municipal
   Authority Revenue Bonds
   Series 1993A
   5.625%             11/15/14         2,000     1,942,500
  Philadelphia School District
   Unlimited Tax General
   Obligation Bonds Series 1991A
   6.70%              07/01/99           250       270,313
  Schuylkill Redevelopment
   Authority Commonwealth Lease
   Revenue Bonds Series 1991A
   7.125%             06/01/13         1,250     1,390,625
  Southeastern Pennsylvania
   Transportation Authority
   Special Revenue Bonds Series
   1995A
   5.875%             03/01/09         1,230     1,268,438
  Washington County Industrial
   Development Authority
   Pollution Control Revenue
   Bonds Series 1993F (Western
   Pennsylvania Power Company)
   4.95%              03/01/03         2,000     2,012,500
  Westmoreland County Industrial
   Development Authority Revenue
   Bonds Westmoreland Health
   Systems) Series 1993A
   6.00%              07/01/11           200       204,750
  York County Hospital Authority
   Revenue Bonds (Hanover
   General Hospital) Series
   1994A
   4.80%              12/01/06           635       618,331
                                               -----------
                                                56,622,406
                                               -----------
NEW YORK -- 0.6%
  New York City Municipal Water
   Finance Authority Water and
   Sewer System Revenue Bonds
   Series 1994G
   4.40%**           10/02/95            400       400,000
                                               -----------
PUERTO RICO -- 4.0%
  Puerto Rico Commonwealth
   Unlimited Tax General
   Obligation Bonds Series 1993
   5.50%              07/01/13         1,750     1,669,063
  Puerto Rico Electric Power
   Authority Revenue Bonds
   Series 1991P
   6.75%              07/01/03           250       275,000
  Puerto Rico Public Buildings
   Authority Revenue Bonds
   Series 1992J
   6.50%              07/01/03           500       548,750
                                               -----------
                                                 2,492,813
                                               -----------
TOTAL MUNICIPAL BONDS
  (Cost $58,664,011)                            59,515,219
                                               -----------

                See accompanying notes to financial statements.

                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                    NUMBER
                                  OF SHARES       VALUE
                                  ----------   -----------
TEMPORARY INVESTMENTS -- 7.8%
  Smith Barney Tax Free Money
   Market Fund                     4,777,459   $ 4,777,459
  Vanguard Pennsylvania Tax-Free
   Money Market Fund                 100,000       100,000
                                               -----------
  (Cost $4,877,459)                              4,877,459
                                               -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $63,541,470*)                 102.7%    64,392,678
LIABILITIES IN EXCESS OF
  OTHER ASSETS                         (2.7%)   (1,702,694)
                                       -----   -----------
NET ASSETS (Applicable to
  202,613 Institutional shares,
  1,337,927 Service shares
  4,142,417 Series A Investor
  shares and 388,164 Series B
  Investor shares outstanding)        100.0%   $62,689,984
                                      ======   ===========

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL AND SERVICE SHARE
  ($15,907,664 / 1,540,540)                         $10.33
                                                    ======
NET ASSET VALUE AND REDEMPTION PRICE PER
  SERIES A INVESTOR SHARE
  ($42,774,116 / 4,142,417)                         $10.33
                                                    ======
MAXIMUM OFFERING PRICE PER
  SERIES A INVESTOR SHARE
  ($10.33 / .955)                                   $10.82
                                                    ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE (SUBJECT TO
  A MAXIMUM CONTINGENT DEFERRED SALES
  CHARGE OF 5.0%) PER SERIES B
  INVESTOR SHARE
  ($4,008,204 / 388,164)                            $10.33
                                                    ======

-------------
 * Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation               $1,107,875
   Gross unrealized depreciation                 (256,667)
                                               ----------
                                               $  851,208
                                               ==========

** Rates shown are the rates as of September 30, 1995, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                           SHORT-TERM BOND PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                      PAR
                        MATURITY     (000)        VALUE
                        ---------  ---------   -----------
AGENCY OBLIGATIONS -- 29.1%
FEDERAL FARM CREDIT BANK NOTES -- 13.1%
   6.70%                09/30/96    $ 2,000    $ 2,018,480
                                               -----------
FEDERAL HOME LOAN BANK BONDS -- 16.0%
   5.325%**             04/08/97      1,500      1,500,000
   4.605%**             04/27/98      1,000        978,124
                                               -----------
                                                 2,478,124
                                               -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $4,476,218)                              4,496,604
                                               -----------
MORTGAGE BACKED SECURITIES -- 32.4%
FEDERAL HOME LOAN MORTGAGE
CORPORATION -- 7.4%
   7.50%                08/01/99        233        237,430
   8.00%,
     1 yr. CMT ARM      04/01/22        892        909,450
                                               -----------
                                                 1,146,880
                                               -----------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 17.4%
   7.25%                04/25/96        424        424,040
   7.00% TBA            10/01/10      2,000      2,005,000
   8.001%               03/01/33        250        257,272
                                               -----------
                                                 2,686,312
                                               -----------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION -- 7.6%
   6.50%,
     1 yr. CMT ARM      05/20/25        198        200,562
   7.50%,
     1 yr. CMT ARM      12/31/01        953        978,800
                                               -----------
                                                 1,179,362
                                               -----------
TOTAL MORTGAGE BACKED SECURITIES
  (Cost $5,017,626)                              5,012,554
                                               -----------
ASSET BACKED SECURITIES -- 10.4%
  National Credit Card Trust
   9.45%                12/31/97        500        513,550
  General Motors Acceptance Corp.
   7.15%                03/15/00        544        550,024
  John Deere Owner Trust
   4.10%                10/15/00        515        509,096
  Toyota Motor Credit Auto
   Receivable
   3.90%                08/17/98         42         41,177
                                               -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $1,620,469)                              1,613,847
                                               -----------
COLLATERALIZED MORTGAGE OBLIGATION -- 4.5%
  Capstead Securities Corp.
   8.40%                04/25/19        688        691,301
                                               -----------
  (Cost $692,592)
CORPORATE BONDS -- 12.9%
ENERGY & UTILITIES -- 2.4%
  Connecticut Light and Power Co.
   7.625%               04/01/97        200        204,750
  Duke Power Co.
   8.00%                11/01/99        150        159,375
                                               -----------
                                                   364,125
                                               -----------
FINANCE -- 6.1%
  New American Capital, Inc.
   7.6875%              10/12/95        100         99,875
  PaineWebber Group, Inc.
   6.25%                06/15/98        150        147,375
  Salomon Brothers, Inc.
   5.26%                02/10/99        500        492,000
  Tenneco Credit Corp.
   10.125%              12/01/97        200        215,500
                                               -----------
                                                   954,750
                                               -----------
INDUSTRIALS -- 4.4%
  General Motors Acceptance Corp.
   7.30%                02/02/98        150        153,188
  Ryder System, Inc.
   7.66%                09/15/99        500        520,000
                                               -----------
                                                   673,188
                                               -----------
TOTAL CORPORATE BONDS
  (Cost $1,977,203)                              1,992,063
                                               -----------

                See accompanying notes to financial statements.

                           SHORT-TERM BOND PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                      PAR
                        MATURITY     (000)        VALUE
                        --------     -----     -----------
U.S. TREASURY NOTES -- 22.0%
    5.625%              06/30/97    $ 3,000    $ 2,990,100
    6.00%               08/31/97        200        200,666
    6.125%              05/15/98         50         50,289
    6.75%               04/30/00        150        154,314
                                               -----------
TOTAL U.S. TREASURY NOTES
  (Cost $3,391,754)                              3,395,369
                                               -----------

                                    NUMBER
                                   OF SHARES
                                   ---------
TEMPORARY INVESTMENTS -- 0.6%
  Smith Barney Money
   Market Fund
  (Cost $96,204)                     96,204         96,204
                                               -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $17,272,066*)                111.9%     17,297,942
LIABILITIES IN EXCESS OF OTHER
  ASSETS (Including $2,020,674 of
  investment purchases payable)      (11.9%)    (1,835,806)
                                    -------    -----------
NET ASSETS (Applicable
  to 883,082 Institutional
  shares, 677,806 Service shares
  and 32,087 Series A Investor
  shares outstanding)                100.0%    $15,462,136
                                    =======    ===========

NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND SERIES A INVESTOR SHARE
  ($15,462 136 / 1,592,975)                         $ 9.71
                                                    ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                 $ 9.71
                                                    ======
MAXIMUM OFFERING PRICE PER
  SERIES A INVESTOR SHARE
  ($9.71 / .955)                                    $10.17
                                                    ======

-------------
 * Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                 $ 52,857
   Gross unrealized depreciation                  (26,981)
                                                 --------
                                                 $ 25,876
                                                 =========

** Rates shown are the rates as of September 30, 1995 and the maturities shown are the longer of the next interest readjustment date or the maturity date.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                        INTERMEDIATE-TERM BOND PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                      PAR
                         MATURITY    (000)       VALUE
                         ---------  -------   ------------
AGENCY OBLIGATIONS -- 5.8%
FEDERAL HOME LOAN BANK BONDS -- 2.2%
   5.325%                10/09/95   $ 1,000   $  1,000,000
   6.99%                 04/25/97     2,500      2,543,350
                                              ------------
                                                 3,543,350
                                              ------------
FEDERAL HOME LOAN BANK
DISCOUNT NOTES -- 1.2%
   4.605%**              04/27/98     2,000      1,956,250
                                              ------------
FEDERAL NATIONAL MORTGAGE
CORPORATION -- 2.0%
   8.70%                 06/10/99     1,000      1,088,700
   8.25%                 12/18/00     2,000      2,178,060
                                              ------------
                                                 3,266,760
                                              ------------
GUARANTEED EXPORT CREDIT
  CERTIFICATES -- 0.4%
   6.28%                 06/15/04       700        692,417
                                              ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $9,268,860)                              9,458,777
                                              ------------
MORTGAGE BACKED SECURITIES -- 29.6%
FEDERAL HOME LOAN MORTGAGE
CORPORATION -- 11.2%
   9.50%                 08/15/97       250        261,633
   9.00%                 09/15/97       252        262,400
   8.50%                 08/15/98       170        175,246
   8.50%                 09/15/98         0            429
   9.00%                 09/15/98         2          1,592
   8.50%                 10/15/98        64         66,863
   7.50%                 07/01/99       455        462,272
   7.50%                 09/01/99     1,070      1,088,330
   7.50%                 05/01/00       324        329,706
   7.00%                 07/15/00       626        629,382
   7.00%                 08/15/00     1,167      1,172,506
   9.00%                 12/01/01        63         65,524
   9.50%                 07/01/03       140        145,934
   9.50%                 11/01/04       247        257,930
   8.50%                 01/01/05         1            682
   9.50%                 01/01/05       255        266,218
   9.00%                 12/01/16        29         29,699
   9.00%                 06/01/21     1,843      1,929,233
   8.00%                 04/01/22     1,783      1,818,900
   6.50%                 09/01/25     4,410      4,259,784
   6.50% TBA             10/01/25     1,000        964,375
   7.00% TBA             10/01/25     4,000      3,950,000
                                              ------------
                                                18,138,638
                                              ------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 7.2%
   9.00%                 08/01/02       120        125,786
   9.50%                 03/01/05        33         35,050
   7.00% TBA             10/01/10     8,800      8,822,000
   9.00%                 01/01/25       395        413,163
   9.00%                 03/01/25       497        520,317
   9.00%                 05/01/25     1,084      1,135,145
   9.00%                 06/01/25       635        665,182
                                              ------------
                                                11,716,643
                                              ------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION -- 11.2%
   8.00%                 05/15/99       286        295,110
   7.50%                 04/15/07        45         45,742
   7.50%                 06/15/07        37         37,666
   7.50%                 07/15/07        56         56,787
   7.50%                 08/15/07        38         38,927
   7.50%                 10/15/07        74         75,720
   7.50%                 12/15/07     2,711      2,771,695
   6.50%,
     1 yr. CMT ARM       05/20/25     4,946      5,014,085
   7.50%,
     1 yr. CMT ARM       12/31/01     9,642      9,907,539
                                              ------------
                                                18,243,271
                                              ------------
TOTAL MORTGAGE BACKED SECURITIES
  (Cost $47,932,111)                            48,098,552
                                              ------------
ASSET BACKED SECURITIES -- 5.9%
  General Motors
   Acceptance Corp.
   7.15%                 03/15/00     3,108      3,142,995
  Merrill Lynch Mortgage
   Investors, Inc.
   7.50%                 05/25/15     1,200      1,201,579
  National Credit Card Trust
   9.45%                 12/31/97     1,000      1,027,100
  Prime Credit Card
   Master Trust
   6.75%                 10/31/05     1,500      1,518,238
  Standard Credit Card Master
   Trust
   8.25%                 01/08/07     1,350      1,479,566
  The Money Store Home
   Equity Trust
   7.625%                12/15/95     1,275      1,282,843
                                              ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $9,648,552)                              9,652,321
                                              ------------

                See accompanying notes to financial statements.

                        INTERMEDIATE-TERM BOND PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                      PAR
                         MATURITY    (000)       VALUE
                         ---------  -------   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.3%
  Federal National Mortgage
   Association
   6.50%                 12/25/18   $ 1,324   $  1,262,666
  Ryland Acceptance Corp.
   9.40%                 08/01/18     2,395      2,526,725
                                              ------------
  (Cost $3,781,638)                              3,789,391
                                              ------------
CORPORATE BONDS -- 20.2%
BANKS -- 4.1%
  Den Danske Bank
   7.25%                 06/15/05     1,500      1,496,250
  First Union Corp.
   6.875%                09/15/05     1,800      1,800,000
  Meridian Bancorp
   6.625%                06/15/00     1,500      1,494,375
  National Westminster Bank
   9.45%                 05/01/01     1,250      1,412,500
  North Carolina National Bank
   8.50%                 11/01/96       500        513,125
                                              ------------
                                                 6,716,250
                                              ------------
CONSTRUCTION -- 0.9%
  Centex Corp.
   7.375%                06/01/05     1,400      1,387,750
                                              ------------
CREDIT INSTITUTIONS -- 1.0%
  Tenneco Credit Corp.
   10.125%               12/01/97     1,500      1,616,250
                                              ------------
ENERGY & UTILITIES -- 1.3%
  Connecticut Light and Power
   7.625%                04/01/97     1,488      1,523,340
  Mobile Energy Resources
   8.665%                01/01/17       500        519,750
                                              ------------
                                                 2,043,090
                                              ------------
ENTERTAINMENT & LEISURE -- 1.1%
  Royal Caribbean Cruises
   7.125%                09/18/02     1,800      1,788,750
                                              ------------
FINANCE -- 5.6%
  Factory Stores of America
   8.31%                 06/01/02       700        715,916
  H.F. Ahmanson & Co.
   8.25%                 10/01/02     1,500      1,642,500
  New American Capital, Inc.
   7.6875%               10/12/95     1,400      1,398,250
  Norwest Financial
   8.375%                01/15/00     5,000      5,343,750
                                              ------------
                                                 9,100,416
                                              ------------
FOOD & AGRICULTURE -- 1.1%
  RJR Nabisco, Inc.
   8.00%                 07/15/01     1,400      1,408,750
   7.05%                 07/15/07       450        443,813
                                              ------------
                                                 1,852,563
                                              ------------
INSURANCE -- 2.2%
  London Life Insurance
   6.875%                09/15/05     1,000        995,000
  Metropolitan Life
   6.30%                 11/01/03     1,000        950,000
  Prudential Insurance
   7.65%                 07/01/07     1,550      1,553,875
                                              ------------
                                                 3,498,875
                                              ------------
OIL & GAS -- 2.3%
  Atlantic Richfield
   10.25%                07/02/00     3,000      3,255,000
  Texaco Capital Co.
   9.00%                 12/15/99       500        548,125
                                              ------------
                                                 3,803,125
                                              ------------
TRANSPORTATION -- 0.6%
  Burlington Northern
   6.94%                 01/02/14     1,000        983,247
                                              ------------
TOTAL CORPORATE BONDS
  (Cost $32,310,253)                            32,790,316
                                              ------------
MEDIUM TERM NOTES -- 5.5%
FINANCE -- 2.0%
  Associates Corp. N.A.
   7.45%                 03/28/00     1,600      1,654,400
  PaineWebber Group, Inc.
   7.875%                02/15/03     1,500      1,558,125
                                              ------------
                                                 3,212,525
                                              ------------

                See accompanying notes to financial statements.

                        INTERMEDIATE-TERM BOND PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                      PAR
                         MATURITY    (000)       VALUE
                         ---------  -------   ------------
MEDIUM TERM NOTES (CONTINUED)
SECURITY BROKERS & DEALERS -- 1.3%
  Salomon, Inc.
   7.59%                 01/28/00   $   500   $    503,125
   8.90%                 02/15/00       500        526,875
   7.75%                 05/15/00     1,000      1,016,250
                                              ------------
                                                 2,046,250
                                              ------------
TRUCKING & FREIGHT -- 2.2%
  Ryder Systems, Inc.
   7.66%                 09/15/99     3,500      3,640,000
                                              ------------
TOTAL MEDIUM TERM NOTES
  (Cost $8,657,071)                              8,898,775
                                              ------------
TAXABLE MUNICIPAL BONDS -- 1.6%
  Los Angeles County Taxable
   Pension Obligation
   8.62%                 06/30/06     2,300      2,515,625
                                              ------------
  (Cost $2,400,923)
U.S. TREASURY NOTES -- 33.1%
   5.625%                06/30/97     2,700***   2,691,090
   6.00%                 08/31/97    28,300     28,394,236
   6.125%                05/15/98     4,460      4,485,778
   5.875%                08/15/98     8,050***   8,048,229
   6.75%                 06/30/99     6,450      6,615,764
   6.875%                03/31/00     2,620      2,707,089
   7.25%                 08/15/04       675        721,777
                                              ------------
TOTAL U.S. TREASURY NOTES
  (Cost $53,528,168)                            53,663,963
                                              ------------
REPURCHASE AGREEMENT -- 3.2%
  Lehman Brothers
   6.40%                 10/02/95     5,170      5,170,000
                                              ------------
   (Agreement dated 9/29/95 to be
   repurchased at $5,172,757.
   Collateralized by $4,835,000
   U.S. Treasury Notes, 8.875% due
   11/15/97. The value of the
   collateral is $5,274,083).
  (Cost $5,170,000)

                                                 VALUE
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $172,697,576*)               107.2%   $174,037,720
LIABILITIES IN EXCESS OF OTHER
  ASSETS (Including $2,363,000 of
  reverse repurchase agreements
  payable)                            (7.2%)   (11,693,286)
                                     ------   ------------
NET ASSETS (Applicable to
  13,254,430 Institutional shares,
  3,893,703 Service shares and
  68,597 Series A Investor shares
  outstanding)                       100.0%   $162,344,434
                                     ======   ============
NET ASSET VALUE AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND SERIES A
  INVESTOR SHARE
  ($162,344,434 / 17,216,730)                        $9.43
                                                     =====
OFFERING PRICE PER INSTITUTIONAL AND
  SERVICE SHARE                                      $9.43
                                                     =====
MAXIMUM OFFERING PRICE PER
  SERIES A INVESTOR SHARE
  ($9.43 / .955)                                     $9.87
                                                     =====

-------------
  * Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation             $1,511,617
     Gross unrealized depreciation               (171,473)
                                               ----------
                                               $1,340,144
                                               ==========

 ** Rates shown are the rates as of September 30, 1995, and the maturities shown are the longer of the next interest readjustment date or the maturity date. *** Partial principal in the amount of $2,350,000 has been pledged as collateral for reverse repurchase agreements.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                          GOVERNMENT INCOME PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                    PAR
                      MATURITY     (000)          VALUE
                      ---------  ---------     -----------
AGENCY OBLIGATIONS -- 9.6%
FEDERAL HOME LOAN BANK -- 3.7%
   4.605%**           04/27/98    $   500      $   489,063
                                               -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 5.9%
   6.30%              10/02/95        770          769,865
                                               -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,258,982)                              1,258,928
                                               -----------
MORTGAGE BACKED SECURITIES -- 36.1%
FEDERAL HOME LOAN MORTGAGE
CORPORATION -- 17.6%
   7.50%              09/01/99        237          241,468
   9.00%              06/01/21      1,092        1,143,698
   8.00%,
     1 yr. CMT ARM    04/01/22        448          457,405
   6.50%,
     1 yr. CMT ARM    09/01/25        490          473,309
                                               -----------
                                                 2,315,880
                                               -----------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 11.4%
   7.00% TBA          10/01/10        650          651,625
   6.00%              08/25/17        638          588,555
   8.001%,
     1 yr. CMT ARM    03/01/33        250          257,270
                                               -----------
                                                 1,497,450
                                               -----------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION -- 7.1%
   6.50%              05/20/25        445          451,268
   7.50%,
     1 yr. CMT ARM    04/20/25        476          489,399
                                               -----------
                                                   940,667
                                               -----------
TOTAL MORTGAGE BACKED SECURITIES
  (Cost $4,747,134)                              4,753,997
                                               -----------
ASSET BACKED SECURITIES -- 22.9%
First Boston Corp. Mortgage Securities Trust
   9.00%              01/20/18        709          737,296
Merrill Lynch Trust
   9.85%              11/01/18        885          999,995
Prime Credit Card
  Master Trust
   6.75%              11/15/05      1,100        1,113,374
Standard Credit Card
  Master Trust
   8.25%              01/08/07        150          164,396
                                               -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $2,929,752)                              3,015,061
                                               -----------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 9.5%
  Capstead Securities Corp.
   8.40%              04/25/19        464          466,282
  Ryland Acceptance Corp.
   9.40%              08/01/18        750          785,391
                                               -----------
   (Cost $1,259,278)                             1,251,673
                                               -----------
CORPORATE BONDS -- 2.6%
  BANKS
  First Union Corp.
   6.875%             09/15/05        350          347,551
                                               -----------
   (Cost $349,085)
TAXABLE MUNICIPAL BONDS -- 4.1%
  Los Angeles County
   Taxable Pension
   Obligation
   8.62%              06/30/06        500          546,875
                                               -----------
   (Cost $522,082)
U.S. TREASURY OBLIGATIONS -- 48.2%
U.S. TREASURY BONDS -- 1.1%
   7.875%             02/15/21         75           86,077
   7.625%             02/15/25         50           56,606
                                               -----------
                                                   142,683
                                               -----------
U.S. TREASURY NOTES -- 47.1%
   5.625%             06/30/97        800          797,360
   6.00%              08/31/97      1,000****    1,003,330
   6.125%             05/15/98         50           50,289
   5.875%             08/15/98        960***       959,789
   7.875%             11/15/04      1,876***     2,088,044
   7.50%              02/15/05      1,010        1,100,647
   6.50%              05/15/05        200          204,570
                                               -----------
                                                 6,204,029
                                               -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $6,167,500)                             6,346,712
                                               -----------

                See accompanying notes to financial statements.

                          GOVERNMENT INCOME PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                    PAR
                      MATURITY     (000)          VALUE
                      ---------  ---------     -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $17,233,813*)               133.0%     $17,520,797
REVERSE REPURCHASE AGREEMENTS -- (26.3%)
Aubrey Lanston
   5.75%              10/05/95    $ 1,710       (1,710,000)
   (Agreement dated 09/20/95 to
     be repurchased at
     $1,714,097. Collateralized
     by $1,500,000 U.S.
     Treasury Note, 7.875% due
     11/15/04. The value of the
     collateral is $1,710,000.)
Lehman Brothers
   5.5%               10/03/95        754         (753,750)
   (Agreement dated 9/22/95 to
     be repurchased at
     $755,017. Collateralized
     by $750,000 U.S. Treasury
     Note, 5.875% due 08/15/98.
     The value of the
     collateral is $753,750.)
Smith Barney
   5.7%               10/04/95      1,006       (1,006,250)
   (Agreement dated 09/20/95 to
     be repurchased at
     $1,008,481. Collateralized
     by $1,000,000 U.S.
     Treasury Note, 6.0% due
     08/31/97. The value of the
     collateral is $1,006,250.)
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $3,470,000)                             (3,470,000)
LIABILITIES IN EXCESS OF OTHER
  ASSETS                             (6.7%)       (873,063)
                                  -------      -----------
NET ASSETS (Applicable to
  279,974 Series A Investor
  shares and 954,001 Series B
  Investor shares outstanding)      100.0%     $13,177,734
                                    ======     ===========

                                                  VALUE
                                               -----------
NET ASSET VALUE AND REDEMPTION PRICE PER
  SERIES A INVESTOR SHARE
  ($2,989,844 / 279,974)                            $10.68
                                                    ======
MAXIMUM OFFERING PRICE PER SERIES A
  INVESTOR SHARE
  ($10.68 / .955)                                   $11.18
                                                    ======
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE (SUBJECT TO A MAXIMUM
  CONTINGENT DEFERRED SALES CHARGE OF
  5.0%) PER SERIES B INVESTOR SHARE
  ($10,187,890 / 954,001)                           $10.68
                                                    ======

-------------
   * Also cost for Federal Income Tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation               $302,449
     Gross unrealized depreciation                (15,465)
                                                 --------
                                                 $286,984
                                                 ========

  ** Rates shown are the rates as of September 30, 1995, and maturities shown are the longer of the next interest readjustment date or the maturity date. *** Partial principal in the amount of $2,250,000 has been pledged as collateral for reverse repurchase agreements.
**** Entire principal amount has been pledged as collateral for reverse repurchase agreements.

         ------------------------------------------
         INVESTMENT ABBREVIATIONS
         ARM            Adjustable Rate Mortgage
         CMT            Constant Maturity Treasury
         TBA            To Be Announced Purchase
         ------------------------------------------

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                            STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                                                                               OHIO
                                                  MANAGED       TAX-FREE     INTERMEDIATE    TAX-FREE
                                                  INCOME         INCOME       GOVERNMENT      INCOME
                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                -----------    ----------    ------------    ---------
Investment Income:
  Interest...................................   $35,836,822    $  569,240    $ 12,066,990    $ 486,113
                                                -----------    ----------    ------------    ---------
Expenses:
  Investment advisory fee....................     2,557,617        49,671         948,836       42,044
  Administration fee.........................     1,018,762        19,868         379,534       16,817
  Custodian fee..............................        98,883        12,585          46,733       12,947
  Transfer agent fee.........................       105,887        14,679          33,776       10,216
  Service fees...............................       245,386         8,543         146,738       13,429
  Distribution fees..........................        50,278        30,269          22,909        8,153
  Legal and audit............................        60,230         1,089          24,361        3,455
  Printing...................................        33,556           650          11,725           66
  Registration fees and expenses.............        26,237        20,399          31,153        2,500
  Organization...............................           131         6,222           2,984        2,471
  Trustees' fees and officer's salary........         8,125           156           3,079          135
  Other......................................        24,203         5,305          13,225       10,183
                                                -----------    ----------    ------------    ---------
                                                  4,229,295       169,436       1,665,053      122,416
  Less fees voluntarily waived
     and expenses reimbursed.................    (1,034,595)      (77,000)       (704,419)     (90,187)
                                                -----------    ----------    ------------    ---------
     Total operating expenses................     3,194,700        92,436         960,634       32,229
                                                -----------    ----------    ------------    ---------
Interest Expense.............................            --            --           2,445           --
                                                -----------    ----------    ------------    ---------
     Total expenses..........................     3,194,700        92,436         963,079       32,229
                                                -----------    ----------    ------------    ---------
Net investment income........................    32,642,122       476,804      11,103,911      453,884
                                                -----------    ----------    ------------    ---------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) from
     investment transactions.................     7,981,918       (80,406)     (3,472,794)    (243,297)
  Change in unrealized appreciation
     of investments..........................    23,126,890       624,539      10,641,126      620,747
                                                -----------    ----------    ------------    ---------
  Net gain on investments....................    31,108,808       544,133       7,168,332      377,450
                                                -----------    ----------    ------------    ---------
  Net increase in net assets resulting
     from operations.........................   $63,750,930    $1,020,937    $ 18,272,243    $ 831,334
                                                ===========    ==========    ============    =========

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                     FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                               PENNSYLVANIA
                                                 TAX-FREE      SHORT-TERM    INTERMEDIATE    GOVERNMENT
                                                  INCOME          BOND        TERM BOND        INCOME
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO(1)
                                               ------------    ----------    ------------   ------------
Investment Income:
  Interest..................................   $  3,493,044    $1,071,446    $  9,125,256    $  579,629
                                               ------------    ----------    ------------    ----------
Expenses:
  Investment advisory fee...................        298,989        89,283         678,209        37,256
  Administration fee........................        119,596        35,713         271,283        14,903
  Custodian fee.............................         15,842        16,621          39,889        20,511
  Transfer agent fee........................         35,808         7,880          30,988        16,811
  Service fees..............................         39,127        15,853          98,742        11,145
  Distribution fees.........................        213,039           770           1,122        46,290
  Legal and audit...........................          7,375         2,289          19,228           800
  Printing..................................          4,489         1,598          11,292           446
  Registration fees and expenses............          5,669        22,483          26,435        17,816
  Organization..............................          2,697         4,380           4,570         8,126
  Trustees' fees and officer's salary.......          1,094           402           2,102           107
  Other.....................................         12,679         5,673          16,539           220
                                               ------------    ----------    ------------    ----------
                                                    756,404       202,945       1,200,399       174,431
  Less fees voluntarily waived
     and expenses reimbursed................       (189,497)     (112,584)       (467,231)     (107,896)
                                               ------------    ----------    ------------    ----------
       Total operating expenses.............        566,907        90,361         733,168        66,535
                                               ------------    ----------    ------------    ----------
Interest expense............................             --        14,210         109,908        41,198
                                               ------------    ----------    ------------    ----------
       Total expenses.......................        566,907       104,571         843,076       107,733
                                               ------------    ----------    ------------    ----------
Net investment income.......................      2,926,137       966,875       8,282,180       471,896
                                               ------------    ----------    ------------    ----------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) from
     investment transactions................     (1,333,043)     (466,914)      1,538,085       337,923
  Change in unrealized appreciation
     of investments.........................      4,255,669       586,409       4,588,168       286,984
                                               ------------    ----------    ------------    ----------
  Net gain on investments...................      2,922,626       119,495       6,126,253       624,907
                                               ------------    ----------    ------------    ----------
  Net increase in net assets resulting
     from operations........................   $  5,848,763    $1,086,370    $ 14,408,433    $1,096,803
                                               ============    ==========    ============    ==========

-------------
(1) For the period October 3, 1994 (commencement of operations) through September 30, 1995.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     TAX-FREE INCOME
                                                                     MANAGED INCOME PORTFOLIO           PORTFOLIO
                                                                    ---------------------------  ------------------------
                                                                      FOR THE        FOR THE       FOR THE      FOR THE
                                                                     YEAR ENDED     YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                                      9/30/95        9/30/94       9/30/95      9/30/94
                                                                    ------------   ------------  -----------   ----------
Increase (decrease) in net assets:
  Operations
    Net investment income.......................................... $ 32,642,122   $ 24,284,351  $   476,804   $ 437,596
    Net gain (loss) on investments.................................   31,108,808    (44,710,814)     544,133    (902,194)
                                                                    ------------   ------------  -----------   ----------
    Net increase (decrease) in net assets resulting from
      operations...................................................   63,750,930    (20,426,463)   1,020,937    (464,598)
                                                                    ------------   ------------  -----------   ----------
Distributions to shareholders from
  Net investment income
    Institutional Shares...........................................  (26,544,370)   (21,168,266)      (7,110)    (27,983)
    Service Shares.................................................   (5,430,486)    (2,559,717)    (152,612)    (66,611)
    Series A Investor Shares.......................................     (667,266)      (556,368)    (315,032)   (341,872)
                                                                    ------------   ------------  -----------   ----------
        Total distributions from net investment income.............  (32,642,122)   (24,284,351)    (474,754)   (436,466)
                                                                    ------------   ------------  -----------   ----------
  In excess of net investment income
    Institutional Shares...........................................     (643,455)      (955,052)          --          --
    Service Shares.................................................     (131,639)      (115,487)          --          --
    Series A Investor Shares.......................................      (16,175)       (25,102)          --          --
                                                                    ------------   ------------  -----------   ----------
        Total distributions in excess of net investment income.....     (791,269)    (1,095,641)          --          --
                                                                    ------------   ------------  -----------   ----------
  Net realized gains
    Institutional Shares...........................................           --     (4,274,701)        (191)    (21,944)
    Service Shares.................................................           --       (352,557)      (5,402)    (31,866)
    Series A Investor Shares.......................................           --       (108,326)     (13,686)   (235,722)
                                                                    ------------   ------------  -----------   ----------
        Total distributions from net realized gains................           --     (4,735,584)     (19,279)   (289,532)
                                                                    ------------   ------------  -----------   ----------
  In excess of net realized gains
    Institutional Shares...........................................           --       (439,375)          --          --
    Service Shares.................................................           --        (36,239)          --          --
    Series A Investor Shares.......................................           --        (11,134)          --          --
                                                                    ------------   ------------  -----------   ----------
        Total distributions in excess of net realized gains........           --       (486,748)          --          --
                                                                    ------------   ------------  -----------   ----------
        Total distributions to shareholders........................  (33,433,391)   (30,602,324)    (494,033)   (725,998)
                                                                    ------------   ------------  -----------   ----------
Capital share transactions.........................................   68,016,777    160,300,119    1,834,910   1,264,721
                                                                    ------------   ------------  -----------   ----------
        Total increase in net assets...............................   98,334,316    109,271,332    2,361,814      74,125
Net assets:
    Beginning of year..............................................  473,636,355    364,365,023    9,213,354   9,139,229
                                                                    ------------   ------------  -----------   ----------
    End of year.................................................... $571,970,671   $473,636,355  $11,575,168   $9,213,354
                                                                    ============   ============  ===========   ==========

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                                            INTERMEDIATE GOVERNMENT          OHIO TAX-FREE          PENNSYLVANIA TAX-FREE
                                                   PORTFOLIO               INCOME PORTFOLIO            INCOME PORTFOLIO
                                          ---------------------------   -----------------------   --------------------------
                                            FOR THE        FOR THE       FOR THE      FOR THE       FOR THE        FOR THE
                                              YEAR           YEAR          YEAR         YEAR         YEAR           YEAR
                                             ENDED          ENDED         ENDED        ENDED         ENDED          ENDED
                                            9/30/95        9/30/94       9/30/95      9/30/94       9/30/95        9/30/94
                                          ------------   ------------   ----------   ----------   -----------    -----------
Increase (decrease) in net assets:
  Operations
    Net investment income................ $ 11,103,911   $ 10,008,303   $  453,884   $  367,913   $ 2,926,137    $ 2,792,738
    Net gain (loss) on investments.......    7,168,332    (16,040,314)     377,450     (686,251)    2,922,626     (4,792,774)
                                          ------------   ------------   ----------   ----------   -----------    -----------
    Net increase (decrease) in net assets
      resulting from operations..........   18,272,243     (6,032,011)     831,334     (318,338)    5,848,763     (2,000,036)
                                          ------------   ------------   ----------   ----------   -----------    -----------
Distributions to shareholders from
  Net investment income
    Institutional Shares.................   (7,538,593)    (7,450,156)      (7,866)     (88,527)      (75,362)       (15,967)
    Service Shares.......................   (3,019,296)    (2,071,221)    (259,043)    (103,043)     (622,721)      (490,091)
    Series A Investor Shares.............     (515,648)      (427,436)    (184,186)    (176,343)   (2,145,636)    (2,289,938)
    Series B Investor Shares.............           --             --       (2,789)          --       (82,418)            --
                                          ------------   ------------   ----------   ----------   -----------    -----------
        Total distributions from
          net investment income..........  (11,073,537)    (9,948,813)    (453,884)    (367,913)   (2,926,137)    (2,795,996)
                                          ------------   ------------   ----------   ----------   -----------    -----------
  Net realized gains
    Institutional Shares.................           --     (1,220,708)          --       (4,339)           --           (280)
    Service Shares.......................           --       (251,878)          --       (1,752)           --        (18,964)
    Series A Investor Shares.............           --        (68,191)          --       (5,046)           --       (108,860)
    Series B Investor Shares.............           --             --           --           --            --             --
                                          ------------   ------------   ----------   ----------   -----------    -----------
        Total distributions from
          net realized gains.............           --     (1,540,777)          --      (11,137)           --       (128,104)
                                          ------------   ------------   ----------   ----------   -----------    -----------
        Total distributions to
          shareholders...................  (11,073,537)   (11,489,590)    (453,884)    (379,050)   (2,926,137)    (2,924,100)
                                          ------------   ------------   ----------   ----------   -----------    -----------
Capital share transactions...............  (11,093,899)    56,048,683        1,341    4,108,295     1,048,267     23,558,899
                                          ------------   ------------   ----------   ----------   -----------    -----------
        Total increase (decrease) in
          net assets.....................   (3,895,193)    38,527,082      378,791    3,410,907     3,970,893     18,634,763
Net assets:
    Beginning of year....................  198,293,947    159,766,865    8,380,224    4,969,317    58,719,091     40,084,328
                                          ------------   ------------   ----------   ----------   -----------    -----------
    End of year.......................... $194,398,754   $198,293,947   $8,759,015   $8,380,224   $62,689,984    $58,719,091
                                          ============   ============   ==========   ==========   ===========    ===========

                See accompanying notes to financial statements.

                                THE PNC(R) FUND


                                                                                      INTERMEDIATE-TERM         GOVERNMENT
                                                          SHORT-TERM BOND                   BOND                  INCOME
                                                             PORTFOLIO                    PORTFOLIO             PORTFOLIO
                                                     -------------------------   ---------------------------   ------------
                                                                                                                 FOR THE
                                                       FOR THE       FOR THE       FOR THE        FOR THE         PERIOD
                                                        YEAR          YEAR           YEAR           YEAR        10/03/94(1)
                                                        ENDED         ENDED         ENDED          ENDED         THROUGH
                                                       9/30/95       9/30/94       9/30/95        9/30/94        9/30/95
                                                     -----------   -----------   ------------   ------------   ------------
Increase (decrease) in net assets:
  Operations
    Net investment income.........................   $   966,875   $ 1,481,277   $  8,282,180   $  3,655,792   $   471,896
    Net gain (loss) on investments................       119,495    (1,622,114)     6,126,253     (5,600,277)      624,907
                                                     -----------   -----------   ------------   ------------   -----------
    Net increase (decrease) in net assets
      resulting from operations...................     1,086,370      (140,837)    14,408,433     (1,944,485)    1,096,803
                                                     -----------   -----------   ------------   ------------   -----------
Distributions to shareholders from
  Net investment income
    Institutional Shares..........................      (649,680)   (1,256,883)    (6,107,918)    (2,313,063)           --
    Service Shares................................      (300,937)     (219,277)    (2,086,482)    (1,431,162)           --
    Series A Investor Shares......................       (16,258)       (5,117)       (26,612)          (531)     (116,675)
    Series B Investor Shares......................            --            --             --             --      (355,221)
                                                     -----------   -----------   ------------   ------------   -----------
        Total distribution from net
          investment income.......................      (966,875)   (1,481,277)    (8,221,012)    (3,744,756)     (471,896)
                                                     -----------   -----------   ------------   ------------   -----------
  Net realized gains
    Institutional Shares..........................            --            --             --       (166,177)           --
    Service Shares................................            --            --             --        (34,163)           --
    Series A Investor Shares......................            --            --             --             --            --
    Series B Investor Shares......................            --            --             --             --            --
                                                     -----------   -----------   ------------   ------------   -----------
        Total distributions from net realized
          gains...................................            --            --             --       (200,340)           --
                                                     -----------   -----------   ------------   ------------   -----------
        Total distributions to shareholders.......      (966,875)   (1,481,277)    (8,221,012)    (3,945,096)     (471,896)
                                                     -----------   -----------   ------------   ------------   -----------
Capital share transactions........................    (8,783,739)   19,189,531     48,409,985     56,832,649    12,552,827
                                                     -----------   -----------   ------------   ------------   -----------
        Total increase (decrease) in net assets...    (8,664,244)   17,567,417     54,597,406     50,943,068    13,177,734
Net assets:
    Beginning of period...........................    24,126,380     6,558,963    107,747,028     56,803,960            --
                                                     -----------   -----------   ------------   ------------   -----------
    End of period.................................   $15,462,136   $24,126,380   $162,344,434   $107,747,028   $13,177,734
                                                     ===========   ===========   ============   ============   ===========

-------------
(1) Commencement of operations.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 MANAGED INCOME PORTFOLIO
                                                          ----------------------------------------------------------------------
                                                                                   INSTITUTIONAL CLASS
                                                          ----------------------------------------------------------------------
                                                             YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                           9/30/95        9/30/94        9/30/93        9/30/92        9/30/91
                                                          ----------     ----------     ----------     ----------     ----------
Net asset value at beginning of year.....................  $   9.79       $  11.17       $  10.74       $  10.26       $   9.70
                                                           --------       --------       --------       --------       --------
Income from investment operations
   Net investment income.................................      0.65           0.64           0.67           0.69           0.74
   Net gain (loss) on investments
     (both realized and unrealized)......................      0.60          (1.21)          0.56           0.48           0.63
                                                           --------       --------       --------       --------       --------
       Total from investment operations..................      1.25          (0.57)          1.23           1.17           1.37
                                                           --------       --------       --------       --------       --------
Less distributions
   Distributions from net investment income..............     (0.65)         (0.64)         (0.67)         (0.69)         (0.73)
   Distribution in excess of net investment income.......     (0.01)         (0.02)            --             --          (0.08)
   Distributions from net realized capital gains.........        --          (0.14)         (0.13)            --             --
   Distributions in excess of net realized gains.........        --          (0.01)            --             --             --
                                                           --------       --------       --------       --------       --------
       Total distributions...............................     (0.66)         (0.81)         (0.80)         (0.69)         (0.81)
                                                           --------       --------       --------       --------       --------
Net asset value at end of year...........................  $  10.38       $   9.79       $  11.17       $  10.74       $  10.26
                                                           ========       ========       ========       ========       ========
Total return.............................................     13.27%         (5.27)%        12.13%         11.80%         14.74%
Ratios/Supplemental data
   Net assets at end of year
     (in thousands)......................................  $443,148       $395,060       $341,791       $314,075       $ 52,802
   Ratios of total expenses to average net assets
     After advisory/administration fee waivers...........      0.57%          0.55%          0.74%          0.80%          0.80%
     Before advisory/administration fee waivers..........      0.77%          0.77%          0.78%          0.80%          0.84%
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers...........      6.44%          6.11%          6.25%          6.28%          7.36%
     Before advisory/administration fee waivers..........      6.24%          5.89%          6.21%          6.28%          7.32%
Portfolio turnover rate..................................       203%            61%            72%            56%            38%

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          MANAGED INCOME PORTFOLIO
                                           --------------------------------------------------------------------------------------
                                                     SERVICE CLASS                            SERIES A INVESTOR CLASS
                                           ----------------------------------     -----------------------------------------------
                                                                     FOR THE                                            FOR THE
                                                                      PERIOD                                             PERIOD
                                             YEAR         YEAR      7/29/93(1)     YEAR         YEAR         YEAR       2/05/92(1)
                                            ENDED        ENDED       THROUGH       ENDED        ENDED        ENDED       THROUGH
                                           9/30/95      9/30/94      9/30/93      9/30/95      9/30/94      9/30/93      9/30/92
                                           --------     --------    ----------    --------     --------     --------    ----------
Net asset value at beginning of period... $   9.79      $ 11.17      $ 10.96      $  9.79      $ 11.18       $10.74       $10.40
                                          --------      -------      -------      -------      --------      ------       ------
Income from investment operations
   Net investment income.................     0.63         0.59         0.11         0.60         0.57         0.66         0.46
   Net gain (loss) on investments
     (both realized and unrealized)......     0.60        (1.18)        0.21         0.60        (1.19)        0.57         0.34
                                          --------      -------      -------      -------      -------       ------       ------
       Total from investment
        operations.......................     1.23        (0.59)        0.32         1.20        (0.62)        1.23         0.80
                                          --------      -------      -------      -------      -------       ------       ------
Less distributions
   Distributions from net investment
     income..............................    (0.63)       (0.62)       (0.11)       (0.60)       (0.60)       (0.66)       (0.46)
   Distribution in excess of net
     investment income...................    (0.01)       (0.02)          --        (0.01)       (0.02)          --           --
   Distributions from net realized
     capital gains.......................       --        (0.14)          --           --        (0.14)       (0.13)          --
   Distributions in excess of net
     realized gains......................       --        (0.01)          --           --        (0.01)          --           --
                                          --------      -------      -------      -------      --------      ------       ------
       Total distributions...............    (0.64)       (0.79)       (0.11)       (0.61)       (0.77)       (0.79)       (0.46)
                                          --------      -------      -------      -------      --------      ------       ------
Net asset value at end of period......... $  10.38      $  9.79      $ 11.17      $ 10.38      $  9.79       $11.18       $10.74
                                          ========      =======      =======      =======      =======       ======       ======
Total return.............................    12.97%       (5.49)%       2.93%       12.74%(3)    (5.76)%(3)   12.13%(3)     7.86%(3)
Ratios/Supplemental data
   Net assets at end of period (in
     thousands).......................... $116,846      $67,655      $15,322      $11,977      $10,921       $7,252       $1,417
   Ratios of total expenses to average
     net assets
     After advisory/administration fee
       waivers...........................     0.85%        0.80%        0.80%(2)     1.05%        1.00%        0.84%        0.80%(2)
     Before advisory/administration fee
       waivers...........................     1.05%        1.02%        0.84%(2)     1.25%        1.22%        0.88%        0.80%(2)
   Ratios of net investment income to
     average net assets
     After advisory/administration fee
       waivers...........................     6.14%        5.95%        5.83%(2)     5.96%        5.66%        6.09%        6.28%(2)
     Before advisory/administration fee
       waivers...........................     5.94%        5.73%        5.79%(2)     5.76%        5.44%        6.05%        6.28%(2)
Portfolio turnover rate..................      203%          61%          72%         203%          61%          72%          56%

-------------
(1) Commencement of operations.
(2) Annualized.
(3) Sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 TAX-FREE INCOME PORTFOLIO
                                                           ----------------------------------------------------------------------
                                                                 INSTITUTIONAL CLASS                      SERVICE CLASS
                                                           --------------------------------      --------------------------------
                                                                                   FOR THE                               FOR THE
                                                                                    PERIOD                                PERIOD
                                                            YEAR        YEAR      1/21/93(1)      YEAR        YEAR      7/29/93(1)
                                                            ENDED       ENDED      THROUGH        ENDED       ENDED      THROUGH
                                                           9/30/95     9/30/94     9/30/93       9/30/95     9/30/94     9/30/93
                                                           -------     -------    ----------     -------     -------    ----------
Net asset value at beginning of period...................  $10.04      $11.31       $10.61       $10.04      $11.31       $10.97
                                                           ------      ------       ------       ------      ------       ------
Income from investment operations
   Net investment income.................................    0.53        0.53         0.42         0.50        0.51         0.09
   Net gain (loss) on investments
     (both realized and unrealized)......................    0.59       (0.93)        0.70         0.59       (0.93)        0.34
                                                           ------      ------       ------       ------      ------       ------
       Total from investment operations..................    1.12       (0.40)        1.12         1.09       (0.42)        0.43
                                                           ------      ------       ------       ------      ------       ------
Less distributions
   Distributions from net investment income..............   (0.53)      (0.53)       (0.42)       (0.50)      (0.51)       (0.09)
   Distributions from net realized capital gains.........   (0.02)      (0.34)          --        (0.02)      (0.34)          --
                                                           ------      ------       ------       ------      ------       ------
       Total distributions...............................   (0.55)      (0.87)       (0.42)       (0.52)      (0.85)       (0.09)
                                                           ------      ------       ------       ------      ------       ------
Net asset value at end of period.........................  $10.61      $10.04       $11.31       $10.61      $10.04       $11.31
                                                           ======      ======       ======       ======      ======       ======
Total return.............................................   11.54%      (3.77)%      10.72%       11.24%      (4.02)%       3.92%
Ratios/Supplemental data
   Net assets at end of period (in thousands)............  $  271      $  132       $  675       $4,713      $2,109       $  634
   Ratios of total expenses to average net assets
     After advisory/administration fee waivers...........    0.52%       0.50%        0.50%(2)     0.80%       0.75%        0.71%(2)
     Before advisory/administration fee waivers..........    1.30%       1.73%        1.28%(2)     1.57%       1.98%        1.49%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers...........    5.19%       4.97%        5.14%(2)     4.92%       4.75%        4.99%(2)
     Before advisory/administration fee waivers..........    4.41%       3.74%        4.36%(2)     4.15%       3.52%        4.21%(2)
Portfolio turnover rate..................................      92%         40%          71%          92%         40%          71%

-------------
(1) Commencement of operations.
(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    TAX-FREE INCOME PORTFOLIO
                                                                 ----------------------------------------------------------------
                                                                                     SERIES A INVESTOR CLASS
                                                                 ----------------------------------------------------------------
                                                                    YEAR          YEAR          YEAR          YEAR         YEAR
                                                                   ENDED         ENDED         ENDED         ENDED        ENDED
                                                                  9/30/95       9/30/94       9/30/93       9/30/92      9/30/91
                                                                 ----------    ----------    ----------    ----------    --------
Net asset value at beginning of year............................   $10.04        $11.31        $10.60        $10.33       $ 9.91
                                                                   ------        ------        ------        ------       ------
Income from investment operations
   Net investment income........................................     0.48          0.48          0.55          0.58         0.64
   Net gain (loss) on investments (both realized and
     unrealized)................................................     0.59         (0.93)         0.83          0.49         0.46
                                                                   ------        ------        ------        ------       ------
       Total from investment operations.........................     1.07         (0.45)         1.38          1.07         1.10
                                                                   ------        ------        ------        ------       ------
Less distributions
   Distributions from net investment income.....................    (0.48)        (0.48)        (0.55)        (0.59)       (0.66)
   Distributions from net realized capital gains................    (0.02)        (0.34)        (0.12)        (0.21)       (0.02)
                                                                   ------        ------        ------        ------       ------
       Total distributions......................................    (0.50)        (0.82)        (0.67)        (0.80)       (0.68)
                                                                   ------        ------        ------        ------       ------
Net asset value at end of year..................................   $10.61        $10.04        $11.31        $10.60       $10.33
                                                                   ======        ======        ======        ======       ======
Total return....................................................    10.99%(3)     (4.19)%(3)    13.48%(3)     10.67%(3)    11.40%(3)
Ratios/Supplemental data
   Net assets at end of year (in thousands).....................   $6,591        $6,972        $7,831        $7,349       $3,510
   Ratios of total expenses to average net assets
     After advisory/administration fee waivers..................     1.00%         0.95%         0.57%         0.53%        1.00%
     Before advisory/administration fee waivers.................     1.78%         2.18%         1.36%         1.67%        1.89%
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers..................     4.74%         4.53%         5.06%         5.56%        6.23%
     Before advisory/administration fee waivers.................     3.96%         3.30%         4.27%         4.42%        5.34%
Portfolio turnover rate.........................................       92%           40%           71%           38%          95%

-------------
(3) Sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    INTERMEDIATE GOVERNMENT PORTFOLIO
                                                                         --------------------------------------------------------
                                                                                           INSTITUTIONAL CLASS
                                                                         --------------------------------------------------------
                                                                                                                         FOR THE
                                                                                                                          PERIOD
                                                                           YEAR            YEAR            YEAR         4/20/92(1)
                                                                          ENDED           ENDED           ENDED          THROUGH
                                                                         9/30/95         9/30/94         9/30/93         9/30/92
                                                                         --------        --------        --------      -----------
Net asset value at beginning of period................................. $   9.64        $  10.60        $  10.46        $  10.00
                                                                        --------        --------        --------        --------
Income from investment operations
   Net investment income...............................................     0.58            0.55            0.54            0.24
   Net gain (loss) on investments (both realized and unrealized).......     0.38           (0.86)           0.16            0.46
                                                                        --------        --------        --------        --------
       Total from investment operations................................     0.96           (0.31)           0.70            0.70
                                                                        --------        --------        --------        --------
Less distributions
   Distributions from net investment income............................    (0.58)          (0.55)          (0.54)          (0.24)
   Distributions from net realized capital gains.......................       --           (0.10)          (0.02)             --
                                                                        --------        --------        --------        --------
       Total distributions.............................................    (0.58)          (0.65)          (0.56)          (0.24)
                                                                         -------        --------        --------        --------
Net asset value at end of period....................................... $  10.02        $   9.64        $  10.60        $  10.46
                                                                        ========        ========        ========        ========
Total return...........................................................    10.28%          (3.08)%          6.88%           7.14%
Ratios/Supplemental data
   Net assets at end of period (in thousands).......................... $134,835        $128,974        $137,065        $105,620
   Ratios of operating expenses to average net assets
     After advisory/administration fee waivers.........................     0.42%           0.40%           0.73%           0.80%(2)
     Before advisory/administration fee waivers........................     0.79%           0.80%           0.81%           0.80%(2)
   Ratios of total expenses to average net assets
     After advisory/administration fee waivers.........................     0.42%           0.40%           0.73%           0.80%(2)
     Before advisory/administration fee waivers........................     0.79%           0.80%           0.81%           0.80%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.........................     5.94%           5.48%           5.23%           5.28%(2)
     Before advisory/administration fee waivers........................     5.57%           5.08%           5.15%           5.28%(2)
Portfolio turnover rate................................................      247%              9%             80%             38%
Amount of reverse repurchase agreements outstanding at end of period
 (in thousands)........................................................ $    -0-              --              --              --
Average amount of reverse repurchase agreements outstanding during the
 period (in thousands)................................................. $     41              --              --              --
Average number of total shares outstanding during the period (in
 thousands)............................................................   19,383              --              --              --
Average amount of reverse repurchase agreements per share during the
 period................................................................ $   0.00              --              --              --

-------------
(1) Commencement of operations.
(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        INTERMEDIATE GOVERNMENT PORTFOLIO
                                                  --------------------------------------------------------------------------------
                                                         SERVICE CLASS                       SERIES A INVESTOR CLASS
                                                  ----------------------------      ----------------------------------------------
                                                                      FOR THE                                            FOR THE
                                                                       PERIOD                                             PERIOD
                                                   YEAR      YEAR     7/29/93(1)     YEAR         YEAR         YEAR      5/11/92(1)
                                                   ENDED     ENDED    THROUGH        ENDED        ENDED        ENDED      THROUGH
                                                  9/30/95   9/30/94   9/30/93       9/30/95      9/30/94      9/30/93     9/30/92
                                                  -------   -------   --------      -------      -------      -------     --------
Net asset value at beginning of period..........  $  9.64   $ 10.60    $ 10.45      $  9.64      $10.60       $10.46      $10.05
                                                  -------   -------    -------      -------      -------      ------      ------
Income from investment operations
   Net investment income........................     0.56      0.53       0.09         0.55        0.53         0.54        0.24
   Net gain (loss) on investments
     (both realized and unrealized).............     0.37     (0.86)      0.15         0.39       (0.87)        0.16        0.41
                                                  -------   -------    -------      -------      ------       ------      ------
       Total from investment operations.........     0.93     (0.33)      0.24         0.94       (0.34)        0.70        0.65
                                                  -------   -------    -------      -------      ------       ------      ------
Less distributions
   Distributions from net investment income.....    (0.55)    (0.53)     (0.09)       (0.55)      (0.52)       (0.54)      (0.24)
   Distributions from net realized capital
    gains.......................................       --     (0.10)        --           --       (0.10)       (0.02)         --
                                                  -------   -------    -------      -------      ------       ------      ------
       Total distributions......................    (0.55)    (0.63)     (0.09)       (0.55)      (0.62)       (0.56)      (0.24)
                                                  -------   -------    -------      -------      ------       ------      ------
Net asset value at end of period................  $ 10.02   $  9.64    $ 10.60      $ 10.03      $ 9.64       $10.60      $10.46
                                                  =======   =======    =======      =======      ======       ======      ======
Total return....................................     9.99%    (3.31)%     2.30%        9.98%(3)   (3.36)%(3)    6.84%(3)    6.64%(3)
Ratios/Supplemental data
   Net assets at end of period (in thousands)...  $49,762   $60,812    $15,035      $ 9,802      $8,508       $7,666      $1,484
   Ratios of operating expenses to average
    net assets
     After advisory/administration fee
      waivers...................................     0.69%     0.65%      0.67%(2)     0.70%       0.65%        0.76%       0.80%(2)
     Before advisory/administration fee
      waivers...................................     1.06%     1.05%      0.75%(2)     1.07%       1.05%        0.84%       0.80%(2)
   Ratios of total expenses to average
    net assets
     After advisory/administration fee
      waivers...................................     0.69%     0.65%      0.67%(2)     0.70%       0.65%        0.76%       0.80%(2)
     Before advisory/administration fee
      waivers...................................     1.06%     1.05%      0.75%(2)     1.07%       1.05%        0.84%       0.80%(2)
   Ratios of net investment income to average
     net assets
     After advisory/administration fee
      waivers...................................     5.67%     5.30%      5.14%(2)     5.67%       5.24%        5.19%       5.28%(2)
     Before advisory/administration fee waivers      5.30%     4.90%      5.06%(2)     5.30%       4.84%        5.11%       5.28%(2)
Portfolio turnover rate.........................      247%        9%        80%         247%          9%          80%         38%
Amount of reverse repurchase agreements
 outstanding at end of period (in thousands)....  $   -0-        --         --      $   -0-          --           --          --
Average amount or reverse repurchase agreements
 outstanding during the period (in thousands)...  $    41        --         --      $    41          --           --          --
Average number of total shares outstanding
 during the period (in thousands)...............   19,383        --         --       19,383          --           --          --
Average amount or reverse repurchase agreements
 per share during the period....................  $  0.00        --         --      $  0.00          --           --          --

-------------
(1) Commencement of operations.

(2) Annualized.

(3) Sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            OHIO TAX-FREE INCOME PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                              INSTITUTIONAL CLASS                     SERVICE CLASS
                                                      -----------------------------------   ----------------------------------
                                                                                FOR THE                             FOR THE
                                                                                PERIOD                              PERIOD
                                                          YEAR       YEAR       12/1/92(1)   YEAR       YEAR        7/29/93(1)
                                                          ENDED      ENDED      THROUGH      ENDED      ENDED       THROUGH
                                                         9/30/95    9/30/94     9/30/93     9/30/95    9/30/94      9/30/93
                                                         --------   -------    ---------    -------    -------     ---------
Net asset value at beginning of period.................   $ 9.60    $10.53     $10.00       $ 9.60     $10.53      $10.24
                                                          ------    ------     ------       ------     ------      ------
Income from investment operations
   Net investment income...............................     0.55      0.53       0.36         0.52       0.49        0.09
   Net gain (loss) on investments
     (both realized and unrealized)....................     0.45     (0.91)      0.53         0.45      (0.91)       0.29
                                                          ------    ------     ------       ------     ------      ------
       Total from investment operations................     1.00     (0.38)      0.89         0.97      (0.42)       0.38
                                                          ------    ------     ------       ------     ------      ------
Less distributions
   Distributions from net investment income............    (0.55)    (0.53)     (0.36)       (0.52)     (0.49)      (0.09)
   Distributions from net realized capital gains.......       --     (0.02)        --           --      (0.02)         --
                                                          ------    ------     ------       ------     ------      ------
       Total distributions.............................    (0.55)    (0.55)     (0.36)       (0.52)     (0.51)      (0.09)
                                                          ------    ------     ------       ------     ------      ------
Net asset value at end of period.......................   $10.05    $ 9.60     $10.53       $10.05     $ 9.60      $10.53
                                                          ======    ======     ======       ======     ======      ======
Total return...........................................    10.75%    (3.75)%     9.10%       10.45%     (4.00)%      3.68%
Ratios/Supplemental data
   Net assets at end of period (in thousands)..........   $  200    $  127     $1,676       $5,150     $4,428      $  907
   Ratios of total expenses to average net assets
     After advisory/administration fee waivers.........     0.12%     0.10%      0.08%(2)     0.39%      0.35%       0.32%(2)
     Before advisory/administration fee waivers........     1.19%     1.49%      2.59%(2)     1.46%      1.74%       2.83%(2)
   Ratios of net investment income to average net
     assets
     After advisory/administration fee waivers.........     5.61%     5.16%      4.99%(2)     5.39%      5.06%       4.71%(2)
     Before advisory/administration fee waivers........     4.54%     3.77%      2.48%(2)     4.31%      3.67%       2.20%(2)
Portfolio turnover rate................................       63%       61%        36%          63%        61%         36%

-------------
(1) Commencement of operations.

(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  OHIO TAX-FREE INCOME PORTFOLIO
                                                                         ----------------------------------------------
                                                                                                               SERIES B
                                                                                     SERIES A                  INVESTOR
                                                                                  INVESTOR CLASS                 CLASS
                                                                         -------------------------------       -------
                                                                                                 FOR THE       FOR THE
                                                                                                 PERIOD        PERIOD
                                                                          YEAR        YEAR       12/1/92(1)    10/13/94(1)
                                                                          ENDED       ENDED      THROUGH       THROUGH
                                                                         9/30/95     9/30/94     9/30/93       9/30/95
                                                                         -------     -------     --------      -------
Net asset value at beginning of period.................................  $ 9.60      $10.53       $10.00       $  9.58
                                                                         ------      ------       ------       -------
Income from investment operations
   Net investment income...............................................    0.52        0.53         0.36          0.42
   Net gain (loss) on investments (both realized and unrealized).......    0.45       (0.91)        0.53          0.47
                                                                         ------      ------       ------       -------
       Total from investment operations................................    0.97       (0.38)        0.89          0.89
                                                                         ------      ------       ------       -------
Less distributions
   Distributions from net investment income............................   (0.52)      (0.53)       (0.36)        (0.42)
   Distributions from net realized capital gains.......................      --       (0.02)          --            --
                                                                         ------      ------       ------       -------
       Total distributions.............................................   (0.52)      (0.55)       (0.36)        (0.42)
                                                                         ------      ------       ------       -------
Net asset value at end of period.......................................  $10.05      $ 9.60       $10.53       $ 10.05
                                                                         ======      ======       ======       =======
Total return...........................................................   10.46%(3)   (3.75)%(3)    9.10%(3)      9.33%(4)
Ratios/Supplemental data
   Net assets at end of period (in thousands)..........................  $3,303      $3,825       $2,386       $   106
   Ratios of total expenses to average net assets
     After advisory/administration fee waivers.........................    0.38%       0.10%        0.07%(2)      1.17%(2)
     Before advisory/administration fee waivers........................    1.45%       1.49%        2.58%(2)      2.25%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.........................    5.42%       5.18%        4.90%(2)      4.48%(2)
     Before advisory/administration fee waivers........................    4.35%       3.79%        2.39%(2)      3.41%(2)
Portfolio turnover rate................................................      63%         61%          36%           63%

-------------
(1) Commencement of operations.

(2) Annualized.

(3) Sales load not reflected in total return.

(4) Contingent deferred sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                                                         ------------------------------------------------------------------------
                                                                INSTITUTIONAL CLASS                       SERVICE CLASS
                                                         ---------------------------------      ---------------------------------
                                                                                  FOR THE                                FOR THE
                                                                                  PERIOD                                 PERIOD
                                                           YEAR        YEAR     12/1/92(1)       YEAR        YEAR      7/29/93(1)
                                                          ENDED       ENDED       THROUGH        ENDED       ENDED       THROUGH
                                                         9/30/95     9/30/94      9/30/93       9/30/95     9/30/94      9/30/93
                                                         -------     -------    ---------       -------     -------    ---------
Net asset value at beginning of period.................   $ 9.82      $10.70      $ 10.00       $  9.82     $ 10.70      $ 10.43
                                                          ------      ------      -------       -------     -------      -------
Income from investment operations
   Net investment income...............................     0.52        0.53         0.39          0.50        0.51         0.09
   Net gain (loss) on investments
     (both realized and unrealized)....................     0.51       (0.85)        0.73          0.51       (0.85)        0.28
                                                          ------      ------      -------       -------     -------      -------
       Total from investment operations................     1.03       (0.32)        1.12          1.01       (0.34)        0.37
                                                          ------      ------      -------       -------     -------      -------
Less distributions
   Distributions from net investment income............    (0.52)      (0.53)       (0.39)        (0.50)      (0.51)       (0.09)
   Distributions from net realized capital gains.......       --       (0.03)       (0.03)           --       (0.03)       (0.01)
                                                          ------      ------      -------       -------     -------      -------
       Total distributions.............................    (0.52)      (0.56)       (0.42)        (0.50)      (0.54)       (0.10)
                                                          ------      ------      -------       -------     -------      -------
Net asset value at end of period.......................   $10.33      $ 9.82      $ 10.70       $ 10.33     $  9.82      $ 10.70
                                                          ======      ======      =======       =======     =======      =======
Total return...........................................    10.81%      (2.96)%      11.69%        10.51%      (3.20)%       3.54%
Ratios/Supplemental data
   Net assets at end of period (in thousands)..........   $2,092      $  639      $   256       $13,815     $11,518      $ 3,894
   Ratios of total expenses to average net assets
     After advisory/administration fee waivers.........     0.52%       0.39%        0.09%(2)      0.79%       0.55%        0.34%(2)
     Before advisory/administration fee waivers........     0.84%       0.99%        0.97%(2)      1.11%       1.15%        1.22%(2)
   Ratios of net investment income to average net
     assets
     After advisory/administration fee waivers.........     5.23%       5.27%        5.19%(2)      5.04%       4.97%        4.90%(2)
     Before advisory/administration fee waivers........     4.91%       4.67%        4.31%(2)      4.72%       4.37%        4.02%(2)
Portfolio turnover rate................................       66%         30%          40%           66%         30%          40%

-------------
(1) Commencement of operations.

(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                                                                            -----------------------------------------------------
                                                                                                                        SERIES B
                                                                                          SERIES A                      INVESTOR
                                                                                       INVESTOR CLASS                     CLASS
                                                                            ------------------------------------        ---------
                                                                                                        FOR THE          FOR THE
                                                                                                         PERIOD          PERIOD
                                                                              YEAR          YEAR       12/1/92(1)      10/03/94(1)
                                                                             ENDED         ENDED        THROUGH          THROUGH
                                                                            9/30/95       9/30/94       9/30/93          9/30/95
                                                                            -------       -------      ----------      -----------
Net asset value at beginning of period...................................   $  9.82       $ 10.70       $ 10.00          $  9.82
                                                                            -------       -------       -------          -------
Income from investment operations
   Net investment income.................................................      0.48          0.52          0.42             0.42
   Net gain (loss) on investments (both realized and unrealized).........      0.51         (0.85)         0.73             0.51
                                                                            -------       -------       -------          -------
       Total from investment operations..................................      0.99         (0.33)         1.15             0.93
                                                                            -------       -------       -------          -------
Less distributions
   Distributions from net investment income..............................     (0.48)        (0.52)        (0.42)           (0.42)
   Distributions from net realized capital gains.........................        --         (0.03)        (0.03)              --
                                                                            -------       -------       -------          --------
       Total distributions...............................................     (0.48)        (0.55)        (0.45)           (0.42)
                                                                            -------       -------       -------          --------
Net asset value at end of period.........................................   $ 10.33       $  9.82       $ 10.70          $ 10.33
                                                                            =======       =======       =======          =======
Total return.............................................................     10.30%(3)     (3.06)%(3)    11.69%(3)         9.69%(4)
Ratios/Supplemental data
   Net assets at end of period (in thousands)............................   $42,775       $46,563       $35,934          $ 4,008
   Ratios of total expenses to average net assets
     After advisory/administration fee waivers...........................      0.98%         0.41%         0.07%(2)         1.57%(2)
     Before advisory/administration fee waivers..........................      1.30%         1.01%         0.95%(2)         1.89%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers...........................      4.88%         5.06%         5.19%(2)         4.07%(2)
     Before advisory/administration fee waivers..........................      4.56%         4.46%         4.31%(2)         3.75%(2)
Portfolio turnover rate..................................................        66%           30%           40%              66%

-------------
(1) Commencement of operations.
(2) Annualized.
(3) Sales load not reflected in total return.
(4) Contingent deferred sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        SHORT-TERM BOND PORTFOLIO
                                         ----------------------------------------------------------------------------------------
                                                                                                                   SERIES A
                                              INSTITUTIONAL CLASS                  SERVICE CLASS                INVESTOR CLASS
                                         ------------------------------    ------------------------------    --------------------
                                                               FOR THE                           FOR THE                FOR THE
                                                                PERIOD                            PERIOD                PERIOD
                                           YEAR       YEAR    9/1/93(1)     YEAR       YEAR     9/1/93(1)    YEAR     11/17/93(1)
                                          ENDED      ENDED     THROUGH      ENDED      ENDED     THROUGH     ENDED      THROUGH
                                         9/30/95    9/30/94    9/30/93     9/30/95    9/30/94    9/30/93    9/30/95     9/30/94
                                         -------    -------   ---------    -------    -------   ----------  -------   -----------
Net asset value at beginning of
 period................................  $  9.58    $ 10.00     $10.00     $  9.58     $10.00    $10.00    $  9.58      $  9.96
                                         -------    -------     ------     -------     ------    ------    -------      -------
Income from investment operations
   Net investment income...............     0.53       0.42       0.02        0.50       0.39      0.02       0.50         0.34
   Net gain (loss) on investments
     (both realized and unrealized)....     0.13      (0.42)        --        0.13      (0.42)       --       0.13        (0.38)
                                         -------    -------     ------     -------     ------    ------    -------      -------
       Total from investment
        operations.....................     0.66         --       0.02        0.63      (0.03)     0.02       0.63        (0.04)
                                         -------    -------     ------     -------     ------    ------    -------      -------
Less distributions
   Distributions from net investment
     income............................    (0.53)     (0.42)     (0.02)      (0.50)     (0.39)    (0.02)     (0.50)       (0.34)
   Distributions from net realized
     capital gains.....................       --         --         --          --         --        --         --           --
                                         -------    -------     ------     -------     ------    ------    -------      -------
       Total distributions.............    (0.53)     (0.42)     (0.02)      (0.50)     (0.39)    (0.02)     (0.50)       (0.34)
                                         -------    -------     ------     -------     ------    ------    -------      -------
Net asset value at end of period.......  $  9.71    $  9.58     $10.00     $  9.71     $ 9.58    $10.00    $  9.71      $  9.58
                                         =======    =======     ======     =======     ======    ======    =======      =======
Total return...........................     7.10%     (0.02)%     0.23%       6.81%     (0.26)%    0.21%      6.80%(3)    (0.43)%(3)
Ratios/Supplemental data
   Net assets at end of period (in
     thousands)........................  $ 8,572    $17,619     $3,748     $ 6,579     $6,230    $2,811    $   311      $   277
   Ratios of operating expenses to
     average net assets
     After advisory/administration fee
       waivers.........................     0.41%      0.40%      0.40%(2)    0.70%      0.65%     0.65%(2)   0.70%        0.65%(2)
     Before advisory/administration fee
       waivers.........................     1.04%      0.95%      1.42%(2)    1.33%      1.20%     1.67%(2)   1.34%        1.20%(2)
   Ratios of total expenses to average
     net assets
     After advisory/administration fee
       waivers.........................     0.50%      0.40%      0.40%(2)    0.79%      0.65%     0.65%(2)   0.79%        0.65%(2)
     Before advisory/administration fee
       waivers.........................     1.13%      0.95%      1.42%(2)    1.42%      1.20%     1.67%(2)   1.43%        1.20%(2)
   Ratios of net investment income to
     average net assets
     After advisory/administration fee
       waivers.........................     5.49%      4.27%      2.92%(2)    5.28%      4.07%     2.57%(2)   5.25%        4.19%(2)
     Before advisory/administration fee
       waivers.........................     4.86%      3.72%      1.90%(2)    4.65%      3.52%     1.55%(2)   4.62%        3.64%(2)
Portfolio turnover rate................      192%       113%         0%        192%       113%        0%       192%         113%
Amount of reverse repurchase agreements
 outstanding at end of period
 (in thousands)........................  $     0         --         --     $     0         --        --    $     0           --
Average amount of reverse repurchase
 agreements outstanding during the
 period (in thousands).................  $   242         --         --     $   242         --        --    $   242           --
Average number of total shares
 outstanding during the period (in
 thousands)............................    1,744         --         --       1,744         --        --      1,744           --
Average amount of reverse repurchase
 agreements per share during the
 period................................  $  0.14         --         --     $  0.14         --        --    $  0.14           --

-------------
(1) Commencement of operations.
(2) Annualized.
(3) Sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    INTERMEDIATE-TERM BOND PORTFOLIO
                                        -------------------------------------------------------------------------------------------
                                                                                                                   SERIES A
                                              INSTITUTIONAL CLASS                  SERVICE CLASS                INVESTOR CLASS
                                        --------------------------------  -------------------------------   -----------------------
                                                              FOR THE                          FOR THE                   FOR THE
                                                              PERIOD                           PERIOD                    PERIOD
                                         YEAR       YEAR      9/17/93(1)   YEAR      YEAR      9/23/93(1)    YEAR        5/20/94(1)
                                         ENDED      ENDED     THROUGH      ENDED     ENDED     THROUGH       ENDED       THROUGH
                                        9/30/95    9/30/94    9/30/93     9/30/95   9/30/94    9/30/93      9/30/95      9/30/94
                                        --------   -------    --------    -------   -------    ---------    -------      --------
Net asset value at beginning of
 period...............................  $   9.05   $ 10.01    $ 10.00      $  9.05   $ 10.01    $ 9.99      $  9.05      $ 9.23
                                        --------   -------    -------      -------   -------    ------      -------      ------
Income from investment operations
   Net investment income..............      0.56      0.54       0.02         0.54      0.54        --         0.54        0.20
   Net gain (loss) on investments
     (both realized and unrealized)...      0.38     (0.88)     (0.01)        0.38     (0.91)     0.02         0.38       (0.17)
                                        --------   -------    -------      -------   -------    ------      -------      ------
       Total from investment
        operations....................      0.94     (0.34)      0.01         0.92     (0.37)     0.02         0.92        0.03
                                        --------   -------    -------      -------   -------    ------      -------      ------
Less distributions
   Distributions from net investment
     income...........................     (0.56)    (0.56)        --        (0.54)    (0.53)       --        (0.54)      (0.21)
   Distributions from net
     realized capital gains...........        --     (0.06)        --           --     (0.06)       --           --          --
                                        --------   -------    -------      -------   -------    ------      -------      ------
       Total distributions............     (0.56)    (0.62)        --        (0.54)    (0.59)       --        (0.54)      (0.21)
                                        --------   -------    -------      -------   -------    ------      -------      ------
Net asset value at end of period......  $   9.43   $  9.05    $ 10.01      $  9.43   $  9.05    $10.01      $  9.43      $ 9.05
                                        ========   =======    =======      =======   =======    ======      =======      ======
Total return..........................     10.76%    (3.52)%     0.10%       10.46%    (3.80)%    0.20%       10.35%(3)    0.31%(3)
Ratios/Supplemental data
   Net assets at end of period (in
     thousands).......................  $124,979   $71,896    $56,713      $36,718   $35,764    $   91      $   647      $   87
   Ratios of operating expenses to
     average net assets
     After advisory/administration
       fee waivers....................      0.47%     0.45%      0.45%(2)     0.74%     0.70%     0.70%(2)     0.76%       0.85%(2)
     Before advisory/administration
       fee waivers....................      0.81%     0.88%      0.84%(2)     1.09%     1.13%     1.09%(2)     1.11%       1.28%(2)
   Ratios of total expenses to average
     net assets
     After advisory/administration fee
       waivers........................      0.55%     0.45%      0.45%(2)     0.82%     0.70%     0.70%(2)     0.84%       0.85%(2)
     Before advisory/administration
     fee waivers......................      0.89%     0.88%      0.84%(2)     1.17%     1.13%     1.09%(2)     1.19%       1.28%(2)
   Ratios of net investment income
     to average net assets
     After advisory/administration fee
       waivers........................      6.18%     5.54%      4.72%(2)     5.90%     5.33%     4.35%(2)     5.89%       5.35%(2)
     Before advisory/administration
       fee waivers....................      5.84%     5.11%      4.33%(2)     5.55%     4.90%     3.96%(2)     5.55%       4.92%(2)
Portfolio turnover rate...............       262%       92%         4%         262%       92%        4%         262%         92%
Amount of reverse repurchase
 agreements outstanding at end of
 period (in thousands)................  $  2,364        --         --      $ 2,364        --        --      $ 2,364          --
Average amount of reverse repurchase
 agreements outstanding during the
 period (in thousands)................  $  1,834        --         --      $ 1,834        --        --      $ 1,834          --
Average number of total shares
 outstanding during the period (in
 thousands)...........................    14,938        --         --       14,938        --        --       14,938          --
Average amount of reverse repurchase
 agreements per share during the
 period...............................  $   0.12        --         --      $  0.12        --        --      $  0.12          --

-------------
(1) Commencement of operations.
(2) Annualized.
(3) Sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                 GOVERNMENT INCOME PORTFOLIO
                                                                                             ------------------------------------
                                                                                                SERIES A              SERIES B
                                                                                             INVESTOR CLASS        INVESTOR CLASS
                                                                                             --------------        --------------
                                                                                                FOR THE               FOR THE
                                                                                                 PERIOD                PERIOD
                                                                                               10/03/94(1)           10/03/94(1)
                                                                                                THROUGH               THROUGH
                                                                                                9/30/95               9/30/95
                                                                                             --------------        --------------
Net asset value at beginning of period....................................................       $10.00               $ 10.00
                                                                                                 ------               -------
Income from investment operations
   Net investment income..................................................................         0.55                  0.50
   Net gain on investments (both realized and unrealized).................................         0.68                  0.68
                                                                                                 ------               -------
       Total from investment operations...................................................         1.23                  1.18
                                                                                                 ------               -------
Less distributions
   Distributions from net investment income...............................................        (0.55)                (0.50)
   Distributions from net realized capital gains..........................................           --                    --
                                                                                                 ------               -------
       Total distributions................................................................        (0.55)                (0.50)
                                                                                                 ------               -------
Net asset value at end of period..........................................................       $10.68               $ 10.68
                                                                                                 ======               =======
Total return..............................................................................        14.27%(3)             13.52%(4)
Ratios/Supplemental data
   Net assets at end of period (in thousands).............................................       $2,990               $10,188
   Ratios of operating expenses to average net assets
     After advisory/administration fee waivers............................................         0.37%(2)              1.05%(2)
     Before advisory/administration fee waivers...........................................         1.81%(2)              2.50%(2)
   Ratios of total expenses to average net assets
     After advisory/administration fee waivers............................................         0.92%(2)              1.60%
     Before advisory/administration fee waivers...........................................         2.36%(2)              3.05%
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers............................................         6.89%(2)              6.17%(2)
     Before advisory/administration fee waivers...........................................         5.44%(2)              4.72%(2)
Portfolio turnover rate...................................................................          258%                  258%
Amount of reverse repurchase agreements outstanding at end of period (in thousands).......       $3,475               $ 3,475
Average amount of reverse repurchase agreements outstanding during the period (in
 thousands)...............................................................................       $  705               $   705
Average number of total shares outstanding during the period (in thousands)...............          843                   843
Average amount of reverse repurchase agreements per share during the period...............       $ 0.84               $  0.84

-------------
(1) Commencement of operations.
(2) Annualized.
(3) Sales load not reflected in total return.
(4) Contingent deferred sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1995

     The PNC Fund (the "Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of twenty-six separate Portfolios: Money Market Portfolio, Municipal Money Market Portfolio, Government Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Virginia Municipal Money Market Portfolio, New Jersey Municipal Money Market Portfolio, Value Equity Portfolio, Growth Equity Portfolio, Small Cap Growth Equity Portfolio, Core Equity Portfolio, Index Equity Portfolio, Small Cap Value Equity Portfolio, International Equity Portfolio, International Emerging Markets Portfolio, Balanced Portfolio, Managed Income Portfolio, Tax-Free Income Portfolio, Intermediate Government Portfolio, Ohio Tax-Free Income Portfolio, Pennsylvania Tax-Free Income Portfolio, Short-Term Bond Portfolio, Intermediate-Term Bond Portfolio, International Fixed Income Portfolio and Government Income Portfolio. As of September 30, 1995, the New Jersey Municipal Money Market Portfolio and International Fixed Income Portfolio had not commenced operations. This report relates solely to Managed Income Portfolio, Tax-Free Income Portfolio, Intermediate Government Portfolio, Ohio Tax-Free Income Portfolio, Pennsylvania Tax-Free Income Portfolio, Short-Term Bond Portfolio, Intermediate-Term Bond Portfolio and Government Income Portfolio (the "Portfolios").

     Each Portfolio has four classes of shares, one class being referred to as the Service shares, one class being referred to as the Institutional shares, one class being referred to as the Series A Investor shares and one class being referred to as the Series B Investor shares. No Series B Investor shares had been issued for Managed Income Portfolio, Tax-Free Income Portfolio, Intermediate Government Portfolio, Short-Term Bond Portfolio, and Intermediate-Term Bond Portfolio through September 30, 1995. Series A Investor, Series B Investor, Institutional and Service shares in a Portfolio represent equal pro rata interests in such Portfolio, except that they bear different expenses which reflect the difference in the range of services provided to them. Series A Investor shares bear the expense of the Series A Distribution and Service Plan at an annual rate not to exceed .55% of the average daily net asset value of each Portfolio's outstanding Series A Investor shares. Series B Investor shares bear the expense of the Series B Distribution Plan at an annual rate not to exceed .75% of the average daily net asset value of each Portfolio's outstanding Series B Investor shares. Series B Investor shares also bear the expense of the Series B Service Plan at an annual rate not to exceed .25% of the average daily net asset value of each Portfolio's outstanding Series B Investor shares. Under the Fund's Service Plan, Service shares bear the expense of fees at an annual rate not to exceed .15% of the average daily net asset value of each Portfolio's outstanding Service shares. Service shares also bear the expense of a service fee at an annual rate not to exceed .15% of the average daily net asset value of each Portfolio's outstanding Service shares for other shareholder support activities provided by service organizations. Institutional shares do not bear the expenses of the Series A Distribution and Service Plan, the Service Plan, the Series B Distribution Plan or the Series B Service Plan. The Service, Series A Investor and Series B Investor classes are currently bearing such respective expenses at aggregate annual rates of .30% of the average daily net asset value of Service shares, .25% to .45% of the average daily net asset value of Series A Investor shares and .95% to 1.00% of the average daily net asset value of Series B Investor shares. In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Series A Investor and Series B Investor shares bear a Transfer Agent fee at an annual rate not to exceed .10%.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

(A)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds and tax-exempt bonds are valued on the basis of quotations provided by a pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument with the exception of Managed Income Portfolio which does not amortize discount or premium for tax purposes.

     Dividends to Shareholders -- Dividends from net investment income are declared and paid monthly for each of the Managed Income, Tax-Free Income, Intermediate Government and Intermediate-Term Bond Portfolios. The net investment income of each of the Pennsylvania Tax-Free Income, Ohio Tax-Free Income, Short-Term Bond and Government Income Portfolios is declared daily as a dividend to investors who are shareholders of such Portfolio at, and whose payment for share purchases are available to the particular Portfolio in Federal funds by, the close of business on the day of declaration. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting, related to the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses and mortgage-backed securities.

     Federal Taxes -- No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

     Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and Federal income tax purposes. Interest income is recorded on the accrual basis. Fees relating to the Service Plan, the Series A Distribution and Service Plan, the Series B Distribution Plan and the Series B Service Plan, and the Transfer Agent fee are class specific expenses. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     Repurchase Agreements -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

     Reverse Repurchase Agreements -- The Fund enters into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Directors. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid high grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

                                            INTERMEDIATE   SHORT-TERM     INTERMEDIATE-     GOVERNMENT
                                            GOVERNMENT        BOND          TERM BOND         INCOME
                                            PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO
                                            ----------     ----------     -------------     ----------
Average daily balance of
  reverse repurchase agreements
  outstanding during the period ended
  September 30, 1995......................  $   40,754     $  241,877        $1,834,281     $  704,977
Weighted Average Interest Rate............        6.09%          5.80%             5.85%          5.71%
Maximum Amount of reverse
  repurchase agreements outstanding at any
  month-end during the period ended
  September 30, 1995(1)...................  $1,060,327     $2,304,723        $7,889,993     $3,470,000
Percentage of total assets................        0.53%         12.20%             4.43%         19.36%
Amount of reverse repurchase agreements
  outstanding at September 30, 1995.......  $        0     $        0        $2,363,000     $3,470,000
Percentage of total assets................        0.00%          0.00%             1.30%         19.36%

---------------
(1) The maximum amount of reverse repurchase agreements outstanding at any month-end occurred on June 30, 1995, August 31, 1995, June 30, 1995, and September 30, 1995, respectively.

    TBA Purchase Commitments -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

    Organization Costs -- Costs incurred by each Portfolio in connection with its organization, registration and initial public offering have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date on which each Portfolio commenced its investment activities.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Institutional Management Corporation ("PIMC"), a wholly-owned subsidiary of PNC Asset Management Group, Inc. ("PAMG"), which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as adviser for each of the Fund's Portfolios. BlackRock Financial Management, Inc. ("BlackRock"), a wholly-owned subsidiary of PAMG, serves as sub-adviser for the Portfolios. PNC Bank, PAMG, PIMC and BlackRock are indirect wholly-owned subsidiaries of PNC Bank Corp.

     For its advisory services, PIMC is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets: .50% of the first $1 billion, .45% of the next $1 billion, .425% of the next $1 billion and .40% of net assets in excess of $3 billion.

     PIMC may, at its discretion, waive all or any portion of its advisory fee for any Portfolio. For the year ended September 30, 1995, advisory fees and waivers for each Portfolio were as follows:

                                                  GROSS ADVISORY                       NET ADVISORY
                                                       FEE              WAIVER             FEE
                                                  --------------       --------       --------------
    Managed Income Portfolio..................      $2,557,617         $767,285         $1,790,332
    Tax-Free Income Portfolio.................          49,671           49,671                 --
    Intermediate Government Portfolio.........         948,836          569,302            379,534
    Ohio Tax-Free Income Portfolio............          42,044           42,044                 --
    Pennsylvania Tax-Free Income Portfolio....         298,989          137,951            161,038
    Short-Term Bond Portfolio.................          89,283           77,473             11,810
    Intermediate-Term Bond Portfolio..........         678,209          335,908            342,301
    Government Income Portfolio...............          37,256           37,256                 --

     PIMC pays BlackRock fees for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., and Provident Distributors, Inc. ("PDI") act as co-administrators for the Fund. PDI is also the distributor for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .20% of the first $500 million, .18% of the next $500 million, .16% of the next $1 billion and
 .15% of net assets in excess of $2 billion.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

     PFPC and PDI may, at their discretion, waive all or any portion of their administration fees for any Portfolio. For the year ended September 30, 1995, administration fees and waivers for each Portfolio were as follows:

                                                          GROSS                            NET
                                                      ADMINISTRATION                  ADMINISTRATION
                                                           FEE            WAIVER           FEE
                                                      --------------     --------     --------------
    Managed Income Portfolio.......................     $1,018,762       $267,310        $751,452
    Tax-Free Income Portfolio......................         19,868         19,868              --
    Intermediate Government Portfolio..............        379,534        135,117         244,417
    Ohio Tax-Free Income Portfolio.................         16,817         16,817              --
    Pennsylvania Tax-Free Income Portfolio.........        119,596         51,546          68,050
    Short-Term Bond Portfolio......................         35,713         30,989           4,724
    Intermediate-Term Bond Portfolio...............        271,283        131,323         139,960
    Government Income Portfolio....................         14,903         14,903              --

     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     PIMC, PFPC and PDI have also voluntarily agreed to reimburse expenses in the amount of $7,461 with respect to the Tax-Free Income Portfolio, $31,326 with respect to the Ohio Tax-Free Income Portfolio, $4,122 with respect to the Short-Term Bond Portfolio and $55,737 with respect to the Government Income Portfolio for the year ended September 30, 1995.

     PIMC, PFPC and PDI have also agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation. No such reimbursements were necessary for the year ended September 30, 1995.

(C)  PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 1995, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                               PURCHASES             SALES
                                                              ------------       -------------
    Managed Income Portfolio................................  $441,489,544        $293,378,058
    Tax-Free Income Portfolio...............................    10,873,258           8,927,338
    Intermediate Government Portfolio.......................   136,796,218         110,394,106
    Ohio Tax-Free Income Portfolio..........................     5,242,943           5,501,522
    Pennsylvania Tax-Free Income Portfolio..................    36,766,922          31,880,501
    Short-Term Bond Portfolio...............................    14,867,335          20,132,136
    Intermediate-Term Bond Portfolio........................   187,226,922         104,570,116
    Government Income Portfolio.............................    18,147,537           7,738,797

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

     For the year ended September 30, 1995, purchases and sales of government securities were as follows:

                                                               PURCHASES             SALES
                                                              ------------       -------------
    Managed Income Portfolio................................  $703,183,712       $ 704,233,986
    Intermediate Government Portfolio.......................   322,216,228         343,006,327
    Short-Term Bond Portfolio...............................    16,565,539          17,255,459
    Intermediate-Term Bond Portfolio........................   218,934,200         227,038,969
    Government Income Portfolio.............................    20,155,054          14,120,922

(D)  CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                          MANAGED INCOME PORTFOLIO
                                          --------------------------------------------------------
                                              FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                    9/30/95                       9/30/94
                                          ---------------------------    -------------------------
                                            SHARES          VALUE          SHARES        VALUE
                                          -----------   -------------    ----------   ------------
Shares sold:
  Institutional Class...................   81,039,235   $ 809,394,059    12,186,561   $124,468,452
  Service Class.........................   17,764,304     177,958,649     8,352,936     87,090,065
  Series A Investor Class...............      356,045       3,587,731       628,230      6,631,737
Shares issued in acquisition:
  Institutional Class...................           --              --     3,649,044     36,599,918
  Service Class.........................           --              --            --             --
  Series A Investor Class...............           --              --            --             --
Shares issued in reinvestment of
  dividends:
  Institutional Class...................    2,491,007      24,875,485     2,074,139     21,617,113
  Service Class.........................      395,609       3,967,740       205,275      2,116,342
  Series A Investor Class...............       61,685         615,380        59,113        615,438
Shares redeemed:
  Institutional Class...................  (81,193,145)   (810,656,296)   (8,140,174)   (85,121,512)
  Service Class.........................  (13,813,314)   (137,936,912)   (3,017,544)   (31,450,922)
  Series A Investor Class...............     (379,561)     (3,789,059)     (220,470)    (2,266,512)
                                          -----------    ------------    ----------   ------------
Net increase............................    6,721,865   $  68,016,777    15,777,110   $160,300,119
                                          ===========   =============    ==========   ============

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

                                                         TAX-FREE INCOME PORTFOLIO
                                          --------------------------------------------------------
                                              FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                    9/30/95                       9/30/94
                                          ---------------------------    -------------------------
                                            SHARES          VALUE          SHARES        VALUE
                                          -----------   -------------    ----------   ------------
Shares sold:
  Institutional Class...................       24,770      $  264,124        30,016    $   320,369
  Service Class.........................      470,326       4,886,018       299,743      3,207,629
  Series A Investor Class...............       41,149         418,358       102,083      1,081,748
Shares issued in reinvestment of
  dividends:
  Institutional Class...................           56             585         3,035         33,037
  Service Class.........................        4,229          42,982         4,080         43,401
  Series A Investor Class...............       25,911         262,939        43,152        463,438
Shares redeemed:
  Institutional Class...................      (12,488)       (126,996)      (79,482)      (827,433)
  Service Class.........................     (240,413)     (2,481,706)     (149,752)    (1,559,420)
  Series A Investor Class...............     (140,436)     (1,431,394)     (142,876)    (1,498,048)
                                             --------     -----------      --------    -----------
Net increase............................      173,104     $ 1,834,910       109,999    $ 1,264,721
                                             ========     ===========      ========    ===========

                                                     INTERMEDIATE GOVERNMENT PORTFOLIO
                                          --------------------------------------------------------
                                              FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                    9/30/95                       9/30/94
                                          ---------------------------    -------------------------
                                            SHARES          VALUE          SHARES        VALUE
                                          -----------   -------------    ----------   ------------
Shares sold:
  Institutional Class...................   26,590,354   $ 259,605,434     5,241,062   $ 53,297,377
  Service Class.........................   10,448,411     101,923,874     7,063,429     70,892,359
  Series A Investor Class...............      267,053       2,604,567       319,769      3,266,107
Shares issued in reinvestment of
  dividends:
  Institutional Class...................      630,753       6,148,282       515,901      5,204,029
  Service Class.........................      227,356       2,209,698       162,581      1,624,604
  Series A Investor Class...............       51,849         505,595        48,076        484,534
Shares redeemed:
  Institutional Class...................  (27,151,217)   (264,697,056)   (5,308,429)   (53,437,379)
  Service Class.........................  (12,021,173)   (117,212,240)   (2,334,076)   (23,159,926)
  Series A Investor Class...............     (224,167)     (2,182,053)     (208,394)    (2,123,022)
                                          -----------   -------------    ----------   ------------
Net increase (decrease).................   (1,180,781)  $ (11,093,899)    5,499,919   $ 56,048,683
                                          ===========   =============    ==========   ============

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

                                                         OHIO TAX-FREE INCOME PORTFOLIO
                                             ------------------------------------------------------
                                                FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                      9/30/95                      9/30/94
                                             -------------------------    -------------------------
                                               SHARES         VALUE          SHARES        VALUE
                                             ----------    ------------    ----------   ------------
Shares sold:
  Institutional Class......................      15,107     $   149,562       175,112    $ 1,807,527
  Service Class............................     163,992       1,576,763       422,283      4,189,332
  Series A Investor Class..................      34,691         326,770       191,083      1,965,179
  Series B Investor Class..................      10,355         100,009            --             --
Shares issued in reinvestment of dividends:
  Institutional Class......................         217           2,100         5,038         51,291
  Service Class............................       1,987          18,626         3,851         38,380
  Series A Investor Class..................      17,613         170,813        17,230        172,308
  Series B Investor Class..................         236           2,346            --             --
Shares redeemed:
  Institutional Class......................      (8,638)        (82,274)     (326,154)    (3,233,385)
  Service Class............................    (114,927)     (1,115,016)      (51,056)      (506,812)
  Series A Investor Class..................    (122,186)     (1,148,358)      (36,633)      (375,525)
  Series B Investor Class..................          --              --            --             --
                                               --------     -----------      --------     ----------
Net increase (decrease)....................      (1,553)    $     1,341       400,754     $4,108,295
                                               ========     ===========      ========     ==========

                                                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO
                                             ------------------------------------------------------
                                                FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                      9/30/95                      9/30/94
                                             -------------------------    -------------------------
                                               SHARES        VALUE          SHARES        VALUE
                                             ----------   ------------    ----------   ------------
Shares sold:
  Institutional Class......................     174,604   $  1,773,519        64,868   $    647,801
  Service Class............................     584,628      5,807,836     1,233,208     12,861,509
  Series A Investor Class..................     444,461      4,391,785     2,269,114     23,724,954
  Series B Investor Class..................     384,161      3,817,733            --             --
Shares issued in reinvestment of dividends:
  Institutional Class......................          --             --           325          3,463
  Service Class............................       6,576         62,462        15,516        158,276
  Series A Investor Class..................     179,097      1,806,597       212,735      2,147,477
  Series B Investor Class..................       5,701         57,559            --             --
Shares redeemed:
  Institutional Class......................     (37,001)      (380,000)      (24,130)      (253,996)
  Service Class............................    (425,531)    (4,223,172)     (440,397)    (4,431,356)
  Series A Investor Class..................  (1,223,482)   (12,048,917)   (1,097,528)   (11,299,229)
  Series B Investor Class..................      (1,698)       (17,135)           --             --
                                             ----------   ------------    ----------   ------------
Net increase...............................      91,516   $  1,048,267     2,233,711   $ 23,558,899
                                             ==========   ============    ==========   ============

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

                                                         SHORT-TERM BOND PORTFOLIO
                                          --------------------------------------------------------
                                              FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                    9/30/95                       9/30/94
                                          ---------------------------    -------------------------
                                            SHARES          VALUE          SHARES        VALUE
                                          -----------   -------------    ----------   ------------
Shares sold:
  Institutional Class...................    1,254,180    $ 12,017,625     3,720,716   $ 37,120,901
  Service Class.........................      455,679       4,369,065       755,330      7,473,735
  Series A Investor Class...............       30,062         290,116        29,976        294,033
Shares issued in reinvestment of
  dividends:
  Institutional Class...................       15,327         146,775        21,968        214,759
  Service Class.........................        8,077          76,763        14,450        141,147
  Series A Investor Class...............        1,665          15,992           532          5,175
Shares redeemed:
  Institutional Class...................   (2,226,236)    (21,244,232)   (2,277,873)   (22,096,796)
  Service Class.........................     (436,513)     (4,180,363)     (400,419)    (3,947,645)
  Series A Investor Class...............      (28,516)       (275,480)       (1,632)       (15,778)
                                           ----------    ------------    ----------   ------------
  Net increase (decrease)...............     (926,275)   $ (8,783,739)    1,863,048   $ 19,189,531
                                           ==========    ============    ==========   ============

                                                      INTERMEDIATE-TERM BOND PORTFOLIO
                                          --------------------------------------------------------
                                              FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                    9/30/95                       9/30/94
                                          ---------------------------    -------------------------
                                            SHARES          VALUE          SHARES        VALUE
                                          -----------   -------------    ----------   ------------
Shares sold:
  Institutional Class...................   26,801,698   $ 244,543,588     2,440,016   $ 22,611,998
  Service Class.........................    6,336,367      57,979,751     2,720,032     25,860,499
  Series A Investor Class...............       66,539         607,535         9,574         87,478
Shares issued in acquisition:
  Institutional Class...................    1,103,217      10,414,371     3,673,356     33,684,821
  Service Class.........................           --              --     3,055,695     29,793,024
  Series A Investor Class...............           --              --            --             --
Shares issued in reinvestment of
  dividends:
  Institutional Class...................      568,561       5,225,884        84,197        768,975
  Service Class.........................      159,312       1,458,975       101,940        943,961
  Series A Investor Class...............        2,890          26,612            58            531
Shares redeemed:
  Institutional Class...................  (23,165,781)   (211,763,234)   (3,917,113)   (38,816,847)
  Service Class.........................   (6,554,873)    (59,987,572)   (1,933,866)   (18,101,776)
  Series A Investor Class...............      (10,462)        (95,925)           (2)           (15)
                                          -----------   -------------    ----------   ------------
Net increase............................    5,307,468   $  48,409,985     6,233,887   $ 56,832,649
                                          ===========   =============    ==========   ============

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

                                                                     GOVERNMENT INCOME PORTFOLIO
                                                                    -----------------------------
                                                                           FOR THE PERIOD
                                                                             10/3/94(1)
                                                                               THROUGH
                                                                               9/30/95
                                                                    -----------------------------
                                                                     SHARES              VALUE
                                                                    ---------         -----------
Shares sold:
  Series A Investor Class.....................................        300,898         $ 3,068,403
  Series B Investor Class.....................................        999,120          10,170,346
Shares issued in reinvestment of dividends:
  Series A Investor Class.....................................         10,966             113,720
  Series B Investor Class.....................................         18,231             190,601
Shares redeemed:
  Series A Investor Class.....................................        (31,890)           (328,162)
  Series B Investor Class.....................................        (63,350)           (662,081)
                                                                    ---------         -----------
Net increase..................................................      1,233,975         $12,552,827
                                                                    =========         ===========

-------------
(1) Commencement of operations.

(E)  AT SEPTEMBER 30, 1995, NET ASSETS CONSISTED OF:

                                                                                             OHIO
                                               MANAGED       TAX-FREE     INTERMEDIATE     TAX-FREE
                                                INCOME        INCOME       GOVERNMENT       INCOME
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                             ------------   -----------   -------------   ----------
Capital paid-in............................  $563,484,289   $11,290,812    $198,228,449   $8,953,207
Undistributed net investment income........            --         3,124          18,299           --
Distributions in excess of
  net investment income....................      (801,436)           --              --           --
Accumulated net realized gain (loss)
  on investment transactions...............     3,106,358       (75,045)     (3,964,951)    (343,667)
Net unrealized appreciation
  on investments...........................     6,181,460       356,277         116,957      149,475
                                             ------------   -----------    ------------   ----------
                                             $571,970,671   $11,575,168    $194,398,754   $8,759,015
                                             ============   ===========    ============   ==========

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

                                             PENNSYLVANIA
                                               TAX-FREE     SHORT-TERM    INTERMEDIATE-   GOVERNMENT
                                                INCOME         BOND         TERM BOND       INCOME
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                             ------------   -----------   -------------   -----------
Capital paid-in............................   $63,459,870   $16,967,692    $160,560,567   $12,552,827
Undistributed net investment income........            --         2,325          55,893            --
Accumulated net realized gain (loss)
  on investment transactions...............    (1,621,094)   (1,533,757)        387,830       337,923
Net unrealized appreciation
  on investments...........................       851,208        25,876       1,340,144*      286,984
                                              -----------   -----------    ------------   -----------
                                              $62,689,984   $15,462,136    $162,344,434   $13,177,734
                                              ===========   ===========    ============   ===========

-------------
* Includes $263,549 of unrealized appreciation, at time of acquisition.

(F)  CAPITAL LOSS CARRYOVERS

     At September 30, 1995, capital loss carryovers were available to offset possible future realized capital gains as follows: $75,045 in the Tax-Free Income Portfolio which expire in the year 2003, $1,276,892 in the Intermediate Government Portfolio which expire in the year 2003, $343,667 in the Ohio Tax-Free Income Portfolio which expires in the year 2003, $300,925 in the Pennsylvania Tax-Free Income Portfolio which expires in the year 2003, and $1,533,757 in the Short-Term Bond Portfolio which expire in the year 2003. At September 30, 1995, the deferred post-October losses were as follows: $81,707 for the Tax-Free Income Portfolio, $2,688,059 for the Intermediate Government Portfolio, $218,746 for the Ohio Tax-Free Income Portfolio, $1,352,142 for the Pennsylvania Tax-Free Income Portfolio, and $464,318 for the Short-Term Bond Portfolio.

(G)  ACQUISITION OF PNC COLLECTIVE FUNDS

     On December 28, 1993, The PNC Fund acquired all the assets of the PNC Financial Common Trust for Retirement Assets Fixed Income Portfolio from participants of such fund. The acquisition was accomplished by a tax-free exchange of assets with a value of $29,793,024 for 3,055,695 Service shares of the Intermediate-Term Bond Portfolio at $9.75 per share. The Fixed Income Portfolio's net assets on that date included $1,173,313 in unrealized appreciation of securities.

     On May 26, 1994, The PNC Fund acquired all the assets of the PNC Pension Plan Assets Fixed Income Portfolio from participants of such fund. The acquisition was accomplished by an exchange of assets with a value of $22,388,535 for 2,444,163 Institutional shares of the Intermediate-Term Bond Portfolio at $9.16 per share and a value of $24,915,125 for 2,484,060 Institutional shares of the Managed Income Portfolio at $10.03 per share.

     On June 21, 1994, The PNC Fund acquired all the assets of the PNC Incentive Savings Plan Assets Fixed Income Portfolio from participants of such fund. The acquisition was accomplished by an exchange of assets with a value of $11,296,286 for 1,229,193 Institutional shares of the Intermediate-Term Bond Portfolio at $9.19 per share and a value of $11,684,793 for 1,164,984 Institutional shares of the Managed Income Portfolio at $10.03 per share.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

     On June 15, 1995, The PNC Fund acquired all the assets of the Fixed Income Fund of Portfolios for Diversified Investment from participants of such fund. The acquisition was accomplished by a tax-free exchange of assets with a value of $10,414,371 for 1,103,217 Institutional shares of the Intermediate-Term Bond Portfolio at $9.44 per share. The Fixed Income Fund's net assets on that date included $263,549 in unrealized appreciation of securities.

(H)  SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders (the "Meeting") of the Managed Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short-Term Bond, Intermediate-Term Bond and Government Income Portfolios was held on March 29, 1995. At the Meeting, the shareholders of each Portfolio listed above voted to approve sub-advisory agreements between PIMC and BlackRock with respect to the Portfolio. The result of the voting with respect to the approval of BlackRock as sub-adviser for each of the above-referenced Portfolios was as follows:

                         PORTFOLIO                               FOR          AGAINST       ABSTAIN
-----------------------------------------------------------  -----------      -------       -------
Managed Income.............................................   49,082,482       13,104        46,316
Intermediate Government....................................   18,184,904       31,212        17,073
Ohio Tax-Free Income.......................................      786,976        2,705         8,647
Pennsylvania Tax-Free Income...............................    4,705,437       29,387       109,687
Short-Term Bond............................................    1,398,018            0         1,614
Intermediate-Term Bond.....................................   14,915,739       18,931         3,767
Government Income..........................................      519,789        3,892           308

(I)  SUBSEQUENT EVENTS

     On September 29, 1995 and October 2, 1995, respectively, the Board of Directors of the Fund ("PNC") and the Board of Trustees of The Compass Capital Group of Funds ("Compass"), including all of the non-interested members of each Board, approved an asset purchase agreement between 16 investment portfolios of PNC and Compass. The agreement, subject to shareholder approval, provides for the acquisition by PNC of all of the assets and liabilities of each of the Compass Portfolios in exchange for Service Shares of the PNC Portfolios that correspond to the Compass Portfolios and the distribution of these PNC Service Shares to the shareholders of the Compass Portfolios in liquidation of the Compass Portfolios. The expected effective date of the acquisition is January 1996.

     Additionally, the Board of Directors of The PNC Fund ("PNC") and the Board of Directors of The BFM Institutional Trust Inc. ("BIT"), including all of the non-interested members of each Board, recently approved an asset purchase agreement between three investment portfolios of PNC and BIT. The agreement provides for the acquisition by PNC of all of the assets and liabilities of each of the BIT Portfolios in exchange for Institutional Shares of the PNC Portfolios that correspond to the BIT Portfolios and the distribution of these PNC Institutional Shares to the shareholders of the BIT Portfolios in liquidation of the BIT Portfolios. The expected effective date of the acquisition is January 1996.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE PNC FUND:

We have audited the accompanying statements of net assets of The PNC Fund (Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short-Term Bond, Intermediate Term-Bond, and the Government Income Portfolios), as of September 30, 1995, and the related statements of operations for the year (or period) then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of September 30, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The PNC Fund (Managed Income, Tax-Free Income, Intermediate Government, Ohio Tax-Free Income, Pennsylvania Tax-Free Income, Short-Term Bond, Intermediate Term-Bond, and the Government Income Portfolios), as of September 30, 1995, and the results of their operations for the year (or period) then ended, the changes in their net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 22, 1995

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

----------------------------------------------------
----------------------------------------------------

Investment Adviser
  PNC Institutional Management
     Corporation
  Wilmington, Delaware 19809

Sub-Adviser
  BlackRock Financial Management, Inc.
  New York, New York 10154

Custodian
  PNC Bank, National Association
  Philadelphia, Pennsylvania 19101

Co-Administrator and Transfer Agent
  PFPC Inc.
  Wilmington, Delaware 19809

Co-Administrator and Distributor
  Provident Distributors, Inc.
  Radnor, Pennsylvania 19087

Counsel
  Drinker Biddle & Reath
  Philadelphia, Pennsylvania 19107

Independent Accountants
  Coopers & Lybrand, L.L.P.
  Philadelphia, Pennsylvania 19103

PNCI-T-01F
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

                                      LOGO

                                THE PNC(R) FUND

                            MANAGED INCOME PORTFOLIO

                           TAX-FREE INCOME PORTFOLIO

                       INTERMEDIATE GOVERNMENT PORTFOLIO

                         OHIO TAX-FREE INCOME PORTFOLIO

                             PENNSYLVANIA TAX-FREE

                                INCOME PORTFOLIO

                           SHORT-TERM BOND PORTFOLIO

                        INTERMEDIATE-TERM BOND PORTFOLIO

                          GOVERNMENT INCOME PORTFOLIO

                         Annual Report to Shareholders
                               September 30, 1995

----------------------------------------------------
----------------------------------------------------

                                THE PNC(R) FUND

                         BELLEVUE PARK CORPORATE CENTER
                              400 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                                                                November 3, 1995

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of The PNC Fund covering the year ended September 30, 1995. This report includes security listings and performance results for the equity portfolios of The PNC Fund.

     Each equity portfolio focuses on a specific equity investment style. This array of portfolios enables shareholders to more precisely structure their investments according to their overall financial goals. These portfolios are managed with a sophisticated blend of discipline, experience and expertise. The goal of the PNC equity portfolios is to provide you with consistency as well as above-average results.

     If you have any questions regarding The PNC Fund or the enclosed information, please contact the Fund at 1-800-422-6538.

     We appreciate your participation in The PNC Fund and we welcome opportunities to better service your needs.

                                         PNC Institutional Management
                                         Corporation

--------------------------------------------------------------------------------
SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE EQUITY PORTFOLIOS

     During the fiscal year ended September 30, 1995, The PNC Fund declared the following dividends from realized capital gains:

                                                                 SHORT-TERM         LONG-TERM
                                                                CAPITAL GAIN,     CAPITAL GAIN,
                                                                  PER SHARE         PER SHARE
                                                                -------------     -------------
          Value Equity Portfolio                                    $.002            $   .25
          Core Equity Portfolio                                      .012               .103
          Index Equity Portfolio                                       --              .1235
          Small Cap Value Equity Portfolio                            .23              .3785
          International Equity Portfolio                               --                .36
          International Emerging Markets Portfolio                   .185                 --
          Balanced Portfolio                                         .065                .07

FOR CORPORATE SHAREHOLDERS ONLY:

     The percentage of dividends from net investment income declared in the fiscal year ended September 30, 1995, which qualify for the corporate dividends received deduction is as follows:

          Value Equity Portfolio                                                  100.0%
          Growth Equity Portfolio                                                  96.1
          Small Cap Growth Equity Portfolio                                       100.0
          Core Equity Portfolio                                                    95.3
          Index Equity Portfolio                                                  100.0
          Small Cap Value Equity Portfolio                                         67.0
          International Equity Portfolio                                            0.0
          International Emerging Markets Portfolio                                  0.0
          Balanced Portfolio                                                       45.0

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE INTERNATIONAL EQUITY PORTFOLIO AND INTERNATIONAL EMERGING MARKETS PORTFOLIO

     During the fiscal year ended September 30, 1995, the International Equity Portfolio distributed $4,311,095 of foreign source income on which the Portfolio paid foreign taxes of $1,092,230. This information is being furnished to you pursuant to notice requirements of Sections 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

     During the fiscal year ended September 30, 1995, the International Emerging Markets Portfolio distributed $569,990 of foreign source income on which the Portfolio paid foreign taxes of $39,900. This information is being furnished to you pursuant to notice requirements of Sections 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

                                  THE PNC FUND

                       ANNUAL INVESTMENT ADVISER'S REPORT
                             VALUE EQUITY PORTFOLIO

     In absolute terms, investment performance for the Value Equity Portfolio was quite good for the fiscal year ending September 30, 1995. For the twelve months, the Institutional Class of the Portfolio returned 25.73% versus a very strong 29.74% for the S&P 500 during the like time span. The relative return differential of the Fund compared to the S&P 500 resulted from the fact that market leadership resided in the technology and financial sectors most of the year as strong earning gains, lower interest rates and bank mergers stimulated activity. While the Portfolio was strongly represented in the financial sector, participation in the technology arena was limited due to generally high valuation levels.

     As the year progressed, rotation into economically sensitive stocks (paper, chemicals and aluminums) during the spring gave way to a shift of funds into more defensive issues (drugs, utilities and consumer staples) in the fall, as concerns about the durability of the cycle emerged. The heavier consumer weighting in the S&P 500 kept performance in line with the Portfolio during the second half of the year as the positive contribution from the drugs, financials and utilities was offset by the underperformance of most economy-related issues.

     As the fiscal year came to a close, the Portfolio was continuing to build its defensive exposure in both telephone and electric utilities with profits realized from sales in the drug, producer durable and agricultural chemical sectors of the Portfolio.

     Despite present uncertainties, the Portfolio's investment approach will continue to be heavily influenced by the composition of the large cap value universe.

     Comparison of Change in Value of $10,000 investment in the Value Equity Portfolio and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") from inception and at each Fiscal Year End:

                                    [CHART]

Institutional Class

                   4/20/92    9/30/92    9/30/93    9/30/94    9/30/95
                   -------    -------    -------    -------    -------
PNC Value Equity    10,000      9,881     12,047     12,500     15,715
S&P 500 Index       10,000     10,212     11,539     11,964     15,522

AVERAGE ANNUAL TOTAL RETURN

One Year          25.73%
From Inception    14.00%

                                    [CHART]

Service Class

                   7/29/93    9/30/93    9/30/94    9/30/95
                   -------    -------    -------    -------
PNC Value Equity    10,000     10,464     10,832     13,584
S&P 500 Index       10,000     10,299     10,678     13,855

AVERAGE ANNUAL TOTAL RETURN

One Year          25.40%
From Inception    15.12%

                                    [CHART]

Series A Investor Class

                   5/1/92     9/30/92    9/30/93    9/30/94    9/30/95
                   -------    -------    -------    -------    -------
PNC Value Equity     9,550      9,438     11,497     11,972     14,891
S&P 500 Index       10,000     10,212     11,536     11,964     15,522

AVERAGE ANNUAL TOTAL RETURN

One Year          19.56%
From Inception    12.36%

                                  THE PNC FUND

                            GROWTH EQUITY PORTFOLIO

     The Portfolio delivered strong returns over the past year. The Institutional Class of the Portfolio produced a gain of 29.88% compared to a 29.99% return of the Russell 1000 Index. The Russell 1000 Index will be a better comparative index than the S&P 500 Index from previous years. The Russell 1000 Index is an unmanaged index that consists of the largest 1000 companies in the Russell 3000 Index. We were able to achieve these results by managing closely to our investment style -- investing in large capitalization companies with reasonable valuations whose growth prospects exceed those of the general economy -- and through good individual stock selection. Our investments in the technology, health care, and retail sectors contributed to our good performance, while our underweightings in the transportation and financial sectors held back our returns.

     Although we believe that we performed well over the past year, in fairness, we must give some credit to the general stock market for the excellent returns experienced this year. During 1995 the equity markets enjoyed an environment of low inflation, falling interest rates, a depreciating dollar, increased productivity, and rapidly expanding profit margins. These factors lead to robust stock market returns. The Portfolio participated in most of these favorable events.

     Looking forward, we believe that almost all of the factors underpinning the strong stock market remain in place. Inflation should remain low, and interest rates are more likely to fall than to rise. Productivity and profitability remain strong. Therefore, we remain optimistic about the outlook for the Portfolio.

     We have positioned the Portfolio to be overweighted in the financial and health care sectors of the market. In addition, we continue to remain somewhat overweighted in technology, but we have tilted our holdings in technology toward those stocks with a more defensive nature. As always, we will continue our job of identifying and investing in companies with strong earnings growth prospects. We believe that over time, the Portfolio will continue to be rewarded for taking advantage of these opportunities.

     Comparison of Change in Value of $10,000 investment in the Growth Equity Portfolio, the Russell 1000 Index and S&P 500 Index from inception and at each Fiscal Year End:
                                    [CHART]
Institutional Class

                    11/1/89  9/30/90  9/30/91  9/30/92  9/30/93  9/30/94  9/30/95
                    -------  -------  -------  -------  -------  -------  -------
PNC Growth Equity   10,000   10,040   11,995   12,580   15,355   13,658   17,739
Russell 1000 Index  10,000    9,291   12,187   13,533   15,293   15,856   20,852
S&P 500 Index       10,000    9,291   12,187   13,533   15,293   15,856   20,572

AVERAGE ANNUAL TOTAL RETURN

One Year          29.88%
Five Years        12.05%
From Inception    10.17%

                                    [CHART]
Service Class

                    7/29/93  9/30/93  9/30/94  9/30/95
                    -------  -------  -------  -------
PNC Growth Equity   10,000   10,987    9,748   12,616
Russell 1000 Index  10,000   10,299   10,678   13,801
S&P 500 Index       10,000   10,299   10,678   13,854

AVERAGE ANNUAL TOTAL RETURN

One Year          29.43%
From Inception    11.26%

                                    [CHART]
Series A Investor Class

                    3/19/92  9/30/92  9/30/93  9/30/94  9/30/95
                    -------  -------  -------  -------  -------
PNC Growth Equity    9,550    9,530   11,638   10,252   13,312
Russell 1000 Index  10,000   10,511   11,878   12,315   15,910
S&P 500 Index       10,000   10,511   11,878   12,315   15,977

AVERAGE ANNUAL TOTAL RETURN

One Year          23.43%
From Inception     8.39%

                                  THE PNC FUND

                       SMALL CAP GROWTH EQUITY PORTFOLIO

     The twelve-month period ending September 30, 1995 was a strong period for investing in growth stocks, as the technology sector led major indices to record levels. The Institutional Class of the Portfolio produced a gain of 48.5% for the period, which compared favorably with the 28.2% gain produced by the Russell 2000 Growth Index during the identical period. The key driver behind this strong relative outperformance versus our benchmark was the substantial overweighting in the technology sector.

     As of September 30, 1995, the Portfolio continued to have a high concentration (40%) in the technology sector. We continue to be broadly diversified within the sector, with the belief that this will help to lower potential portfolio risk. We saw an increase in volatility at the end of the period, as profit-taking and seasonal factors began to impact our technology holdings. We believe, however, that the fundamental story for the sector remains intact, and that strong third quarter 1995 earnings will provide the necessary stability for the sector to continue to perform well for the balance of the calendar year and into 1996. While we will continue to look for ideas to add to our holdings in the consumer (29%) and health care (20%) sectors, we believe that a material weighting in the technology sector is consistent with the Portfolio's charter to invest in the fastest growing, most dynamic areas of the market.

     Comparison of Change in Value of $10,000 investment in the Small Cap Growth Equity Portfolio and the Russell 2000 Growth Index from inception and at each Fiscal Year End:

                                    [CHART]

Institutional Class

                            9/14/93    9/30/93    9/30/94    9/30/95
                            -------    -------    -------    -------
PNC Small Cap Growth         10,000     10,470     10,168     15,099
Russell 2000 Growth Index    10,000     10,141     10,231     13,111

AVERAGE ANNUAL TOTAL RETURN

One Year          48.50%
From Inception    22.30%

                                    [CHART]

Service Class

                             9/15/93    9/30/93    9/30/94    9/30/95
                             -------    -------    -------    -------
PNC Small Cap Growth          10,000     10,512     10,184     15,086
Russell 2000 Growth Index     10,000     10,141     10,231     13,111

AVERAGE ANNUAL TOTAL RETURN

One Year          48.13%
From Inception    22.29%

                                    [CHART]

Series A Investor Class

                             9/15/93    9/30/93    9/30/94    9/30/95
                             -------    -------    -------    -------
PNC Small Cap Growth           9,550     10,039      9,704     14,364
Russell 2000 Growth Index     10,000     10,141     10,231     13,111

AVERAGE ANNUAL TOTAL RETURN

One Year          41.32%
From Inception    19.38%

                                  THE PNC FUND

                             CORE EQUITY PORTFOLIO

     Over the last twelve months, lower interest rates combined with slow and stable growth in the economy boosted the confidence of the equity markets and propelled them forward. The equity markets reflected this strength and have shown significant signs of recovery. Specifically, the technology and financial sectors of the equity market were especially strong. Merger, acquisition, and corporate restructuring activities have also had a significant impact on returns over the last twelve months. Recent announcements by AT&T, Walt Disney, and Dial Corporation highlight this trend.

     Performance of the Institutional Class of the Portfolio was up strongly for the year ended September 30, 1995, with a total return of 23.76%. The Portfolio benefited from its exposure to both technology and financial sectors. Dividend growth continues to lag earnings-per-share growth as companies weigh the utilization of free cash flows between capital spending, acquisitions, share repurchase, and dividend increases. The Philip Morris over-20% dividend increase announced in August verifies the income growth of the Portfolio.

     The Core Equity Portfolio remains widely diversified among equity issues and sectors. The Portfolio invests in approximately 100 individual issues and is focused on adding value from issue selection, while limiting industry and other market risks.

     Comparison of Change in Value of $10,000 investment in the Core Equity Portfolio and the S&P 500 from inception and at each Fiscal Year End:

                                    [CHART]

Institutional Class

                   9/13/93    9/30/93    9/30/94    9/30/95
                   -------    -------    -------    -------
PNC Core Equity    10,000       9,970     10,149     12,560
S&P 500 Index      10,000       9,962     10,329     13,400

AVERAGE ANNUAL TOTAL RETURN

One Year          23.76%
From Inception    11.76%

                                    [CHART]

Service Class

                   9/15/93    9/30/93    9/30/94    9/30/95
                   -------    -------    -------    -------
PNC Core Equity    10,000       9,970     10,124     12,497
S&P 500 Index      10,000       9,962     10,329     13,400

AVERAGE ANNUAL TOTAL RETURN

One Year          23.43%
From Inception    11.52%

                                    [CHART]

Series A Investor Class

                   10/13/93   9/30/94    9/30/95
                   -------    -------    -------
PNC Core Equity     9,550       9,697     11,955
S&P 500 Index      10,000      10,368     13,452

AVERAGE ANNUAL TOTAL RETURN

One Year          17.71%
From Inception     9.53%

                                  THE PNC FUND

                             INDEX EQUITY PORTFOLIO

     The total return for Institutional Shares of the Index Equity Portfolio for the year ended September 30, 1995 was 29.30%. This compares with a total return of 29.74% for the S&P 500 for the same period. The Portfolio seeks to replicate the performance of the S&P 500 by owning substantially all the stocks in the S&P 500.

     As of year end, the Portfolio consisted of between 90-95% equities with the remainder in cash. However, in an effort to more closely approximate the S&P 500, the cash portion of the Portfolio is hedged using S&P 500 futures. The goal of the futures position is to provide the Portfolio with the capital appreciation of the S&P 500. In order to achieve the total return of the S&P 500, the underlying cash is then invested in high quality fixed income instruments. The combination of the two provides for an approximate return equal to the S&P 500.

     Comparison of Change in Value of $10,000 investment in the Index Equity Portfolio and the S&P 500 from inception and at each Fiscal Year End:

                                    [CHART]
Institutional Class

                   4/20/92  9/30/92  9/30/93  9/30/94  9/30/95
                   -------  -------  -------  -------  -------
PNC Index Equity   10,000   10,162   11,422   11,773   15,222
S&P 500 Index      10,000   10,212   11,539   11,964   15,522

AVERAGE ANNUAL TOTAL RETURN

One Year          29.30%
From Inception    12.95%

                                    [CHART]
Service Class

                   7/29/93  9/30/93  9/30/94  9/30/95
                   -------  -------  -------  -------
PNC Index Equity   10,000   10,316   10,603   13,682
S&P 500 Index      10,000   10,299   10,678   13,855

AVERAGE ANNUAL TOTAL RETURN

One Year          28.99%
From Inception    15.50%

                                    [CHART]
Series A Investor Class

                    6/2/92  9/30/92  9/30/93  9/30/94  9/29/95
                   -------  -------  -------  -------  ------
PNC Index Equity    9,550    9,708   10,897   11,118   14,317
S&P 500 Index      10,000   10,162   11,483   11,906   15,447

AVERAGE ANNUAL TOTAL RETURN

One Year          22.92%
From Inception    11.37%

                                  THE PNC FUND

                        SMALL CAP VALUE EQUITY PORTFOLIO

     For the fiscal year ending September 30, 1995, the Institutional shares of the Small Cap Value Equity Portfolio returned 17.43%, underperforming the Russell 2000 Value Index return of 23.37%.

     For the first half of the year, investors preferred the safety and liquidity of larger companies. It was not until the fourth fiscal quarter that small cap stocks in general, as measured by the Russell 2000 Value Index, outperformed their large cap brethren. As the dollar began to strengthen and the interest rate environment improved, small cap stocks were viewed more favorably.

     With the exception of the December quarter, technology has been the dominant sector in the small cap world for the year. Prior to rebalancing in June, the Russell 2000 Value Index had a significant weighting in this sector, making it difficult for the Portfolio which had a much lower weight, to outperform. Technology was the best performing sector in the Portfolio. Additionally, strong performance came from the financial sector, much as it did in larger cap names.

     Although small cap growth stocks outperformed value stocks, Provident Capital Management, focusing on the long term, will continue to follow its value discipline.

     Comparison of Change in Value of $10,000 investment in the Small Cap Value Equity Portfolio and the Russell 2000 Value Index from inception and at each Fiscal Year End:

                                    [CHART]

Institutional Class

                       4/13/92    9/30/92    9/30/93    9/30/94    9/30/95
                       -------    -------    -------    -------    -------
PNC Small Cap Value    10,000      10,150     13,232     14,062    16,512
Russell 2000 Index     10,000       9,933     13,225     13,603    16,783

AVERAGE ANNUAL TOTAL RETURN

One Year          17.43%
From Inception    15.56%

                                    [CHART]

Service Class

                       7/29/93    9/30/93    9/30/94    9/30/95
                       -------    -------    -------    -------
PNC Small Cap Value    10,000      10,651     11,286     13,224
Russell 2000 Index     10,000      10,726     11,009     13,136

AVERAGE ANNUAL TOTAL RETURN

One Year          17.17%
From Inception    13.71%

                                    [CHART]

Series A Investor Class

                       6/2/92     9/30/92    9/30/93    9/30/94    9/30/95
                       -------    -------    -------    -------    -------
PNC Small Cap Value     9,550       9,634     11,998     13,300    15,556
Russell 2000 Index     10,000       9,803     13,052     13,425    16,563

AVERAGE ANNUAL TOTAL RETURN

One Year          11.69%
From Inception    14.18%

                                    [CHART]

Series B Investor Class

                       10/2/94    9/30/95
                       -------    -------
PNC Small Cap Value    10,000      11,167
Russell 2000 Index     10,000      12,338

AVERAGE ANNUAL TOTAL RETURN

From Inception    11.67%

                                  THE PNC FUND

                         INTERNATIONAL EQUITY PORTFOLIO

     The return for the Institutional Class of the International Equity Portfolio for the year ended September 30 was 2.46% as against 6.10% for the Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") Index. The Portfolio's underperformance is largely attributable to a decline of (4.13)% in the last fiscal quarter of 1994, which in turn relates to an overweight position in the Hong Kong and Malaysian markets, coupled with an underweight stance in Japan. Since the beginning of 1995, the Institutional Shares of the Portfolio have returned 6.88% vs the EAFE Index's 7.12%.

     The first half of 1995 was characterized by a sharp decline in the value of the dollar against the yen and the 'hard' European currencies, which brought about a substantial decline in the Japanese market and raised significant concerns about the sustainability of Japan's fragile recovery. Much of the yen appreciation and market correction has been reversed in the last three months, but concerns remain over Japan's financial system.

     Europe's markets have been significantly affected by a deceleration in economic growth over the course of the last six months. Price declines in basic materials such as plastics, base metals and forest products have reversed much of last year's strength, convincing some analysts that recession is a near term threat. Our view is that the inventory and production growth correction now underway will give way to renewed expansion in 1996. We expect the engine of growth over the balance of the cycle to be investment in basic industry and capital goods.

     Comparison of Change in Value of $10,000 investment in the International Equity Portfolio and the EAFE Index from Inception and at each Fiscal Year End:

                                    [CHART]
Institutional Class

                           4/27/92  9/30/92  9/30/93  9/30/94  9/30/95
                           -------  -------  -------  -------  -------
PNC International Equity   10,000    9,939   12,693   14,053   14,399
EAFE Index                 10,000   10,333   13,098   14,424   15,301

AVERAGE ANNUAL TOTAL RETURN

One Year           2.46%
From Inception    11.21%

                                    [CHART]
Service Class

                           7/29/93  9/30/93  9/30/94  9/30/95
                           -------  -------  -------  -------
PNC International Equity   10,000   10,603   11,703   11,959
EAFE Index                 10,000   10,306   11,350   12,041

AVERAGE ANNUAL TOTAL RETURN

One Year           2.19%
From Inception     8.57%

                                    [CHART]
Series A Investor Class

                           6/2/92   10/25/92  10/25/93  10/25/94  10/25/95
                           -------  --------  --------  --------  --------
PNC International Equity    9,550    8,887    11,353    12,516    12,766
EAFE Index                 10,000    9,682    12,272    13,514    14,337

AVERAGE ANNUAL TOTAL RETURN

One Year          (2.58)%
From Inception     7.61 %

                                    [CHART]
Series B Investor Class

                           -------  -------
PNC International Equity   10,000    9,722
EAFE Index                  9,722   10,510

AVERAGE ANNUAL TOTAL RETURN

From Inception    (2.78)%

                                  THE PNC FUND

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

     Emerging markets have had a difficult environment since the collapse of the Mexican peso in December of 1994. The Institutional Class of the International Emerging Markets Portfolio's return for the twelve months ended September 30, 1995 was (19.72)% vs (17.71)% for the Morgan Stanley Capital International Emerging Markets/Free Index. This index more accurately reflects the emerging market return than the previous EAFE Index from previous years.

     Mexico's crisis of confidence brought with it a deep recession that has destabilized the capital markets and the banking system. Similarly threatened has been Argentina, and even Brazil has weakened on its implicit political vulnerability as a result of the Mexican decline. For Asian emerging markets, it has been largely concerns over excessive growth (in Malaysia, Thailand, Indonesia and the Philippines) that has worried markets, in addition to the slowdown in China brought on by the government's austerity program.

     But around the world in emerging economies, an increased consciousness of risk has lead investors to reassess their valuation parameters. It is clear that in the initial burst of enthusiasm for emerging market investing in 1992-93, investors paid too little attention to the political and macroeconomic risks. In countries from China to India to Turkey, the same forces that are driving reform and growth may also from time to time produce instability and missteps of policy. And in 1995, a mixture of currency risk, political uncertainty and the global slowdown clearly drained confidence from the markets.

     The key to renewed outperformance in emerging markets, in our view is a restoration of confidence, most likely to emerge sometime in 1996 on the basis of evidence that growth is once again on track, particularly in Mexico and China, but also in the developed world more generally.

     Comparisons of Change in Value of $10,000 investment in the International Emerging Markets Portfolio, the MSCI Emerging Markets/Free Index and EAFE Index from Inception and at each Fiscal Year End:

                                    [CHART]

Institutional Class

                                  6/17/94    9/30/94    9/30/95
                                  -------    -------    -------
PNC International Emerging        10,000      10,560      8,478
Morgan Stanley Emerging Index     10,000      12,076      9,937
EAFE Index                        10,000      10,016     10,626

AVERAGE ANNUAL TOTAL RETURN

One Year         (19.72)%
From Inception   (12.08)%

                                    [CHART]

Service Class

                                  6/17/94    9/30/94    9/30/95
                                  -------    -------    -------
PNC International Emerging        10,000      10,550      8,450
Morgan Stanley Emerging Index     10,000      12,076      9,937
EAFE Index                        10,000      10,016     10,626

AVERAGE ANNUAL TOTAL RETURN

One Year         (19.91)%
From Inception   (12.31)%

                                    [CHART]

Series A Investor Class

                                  6/17/94    9/30/94    9/30/95
                                  -------    -------    -------
PNC International Emerging         9,550      10,067      8,041
Morgan Stanley Emerging Index     10,000      12,076      9,937
EAFE Index                        10,000      10,016     10,626

AVERAGE ANNUAL TOTAL RETURN

One Year         (23.74)%
From Inception   (15.64)%

                                  THE PNC FUND

                               BALANCED PORTFOLIO

     Performance of the Institutional Class of the Balanced Portfolio was up strongly for the year ended September 30, 1995 with a total return of 20.32%. During the same time period, the S&P 500 returned 29.74% and the Salomon Broad Investment Grade Index returned 14.05%.The Salomon Broad Investment Grade Index more accurately reflects the corporate and government holdings of the Portfolio than the Lehman Government/Corporate Index from previous years. Throughout the majority of the year, the Balanced Portfolio maintained its 65% equity and 35% fixed income baseline weights. As the equity market was stronger than the fixed income market, the heavier equity weighting was beneficial.

     Over the last twelve months, the equity markets have shown significant signs of recovery. Specifically, the technology and financial sectors of the equity market were especially strong. The equity portion of the Portfolio reflected this strength, returning 24.64% for the twelve months ending September 30, 1995. The Portfolio primarily benefited from a heavier weight in the financial sector and a modest overweight in technology. Equity investments remain broadly diversified among industries and sectors with over 70 individual holdings utilized to disperse risk and maintain trading liquidity. The present recommended portfolio allocation is 65% equity, 35% fixed income and 0% cash.

     The rally in the Treasury market began during the fourth quarter of 1994 and continued to accelerate through the first and second quarters of 1995. Over the past twelve months, interest rates have fallen substantially across the yield curve. Yield levels on the intermediate portion of the Treasury curve have fallen nearly 150 basis points as the 10-year Treasury closed at 6.18% on September 29, 1995.

     The market for mortgage-backed securities performed well in September 1995 and throughout much of the third quarter of 1995 as interest rate volatility declined and supply concerns abated. Allocation to adjustable rate mortgages
(ARMs) was increased in the Portfolio during the beginning of the third quarter as GNMA ARMs offered excellent value relative to other short duration securities.

     Corporate earnings were positive and the market for corporate debt securities also outperformed Treasuries in the past year despite a large pick up in new issuance over September 1995. A heavy calendar for issuance remains for the final quarter of 1995 which may test market demand.

                                  THE PNC FUND

     Comparison of Change in Value of $10,000 investment in the Balanced Portfolio, S&P 500, Salomon Broad Investment Grade Index and Lehman Government/Corporate Index from inception and at each Fiscal Year End:

                                    [CHART]

Institutional Class

                        5/1/92    9/30/92    9/30/93    9/30/94   9/30/95
                        -------   -------    -------    -------   -------
PNC Balanced            10,000     10,623     11,989     11,977    14,410
S&P 500 Index           10,000     10,212     11,539     11,964    15,522
Salomon Broad
 Invest Grade Index     10,000     10,774     11,869     11,490    13,105
Lehman Government
 Corporate Index        10,000     10,849     12,092     11,891    13,597

AVERAGE ANNUAL TOTAL RETURN

One Year          20.32%
From Inception    11.28%

                                    [CHART]

Service Class

                        7/29/93   9/30/93    9/30/94    9/30/95
                        -------   -------    -------    -------
PNC Balanced            10,000     10,366     10,328     12,388
S&P 500 Index           10,000     10,299     10,678     13,855
Salomon Broad
 Invest Grade Index     10,000     10,206      9,879     11,268
Lehman Government
 Corporate Index        10,000     10,266     10,096     11,545

AVERAGE ANNUAL TOTAL RETURN

One Year          19.94%
From Inception    10.34%

                                    [CHART]

Series A Investor Class

                   5/14/90  9/30/90  9/30/91  9/30/92  9/30/93  9/30/94  9/30/95
                   -------  -------  -------  -------  -------  -------  -------

PNC Balanced         9,550    8,821   10,942   12,603   14,224   13,959   16,824
S&P 500 Index       10,000    8,985   11,785   13,088   14,789   15,333   19,894
Salomon Broad
 Invest Grade Index 10,000   10,555   12,247   13,799   15,202   14,716   16,786
Lehman Government
 Corporate Index    10,000   10,413   12,064   13,659   15,222   14,969   17,117

AVERAGE ANNUAL TOTAL RETURN

One Year          14.51%
Five Years        12.73%
From Inception    10.14%

                                    [CHART]

Series B Investor Class

                        10/3/94   9/30/95
                        -------   -------
PNC Balanced            10,000     12,974
S&P 500 Index           10,000     11,397
Salomon Broad
 Invest Grade Index     10,000     11,406
Lehman Government
 Corporate Index        10,000     11,435

AVERAGE ANNUAL TOTAL RETURN

From Inception    13.97%

                                THE PNC(R) FUND

                             VALUE EQUITY PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                   NUMBER
                                 OF SHARES        VALUE
                                 ----------    ------------
COMMON STOCKS -- 96.1%
AEROSPACE -- 5.4%
  Allied Signal, Inc.               238,400    $ 10,519,400
  Boeing Co.                        184,200      12,571,650
  United Technologies Corp.         163,550      14,453,731
                                               ------------
                                                 37,544,781
                                               ------------
AIR TRANSPORTATION -- 1.0%
  British Airways PLC ADR           100,000       7,137,500
                                               ------------
BANKS -- 11.4%
  Bank of New York Co., Inc.        197,500       9,183,750
  Comerica, Inc.                    294,200      10,701,525
  CoreStates Financial Corp.        348,426      12,761,102
  First Chicago Corp.               242,800      16,662,150
  Meridian Bancorp, Inc.            288,900      11,050,425
  NationsBank Corp.                 148,500       9,986,625
  Republic New York Corp.           151,800       8,880,300
                                               ------------
                                                 79,225,877
                                               ------------
CHEMICALS -- 7.2%
  Dow Chemical Co.                  190,000      14,155,000
  E.I. Du Pont
    de Nemours & Co.                186,225      12,802,969
  IMC Global, Inc.                  128,750       8,159,531
  Lubrizol Corp.                    459,200      14,981,400
                                               ------------
                                                 50,098,900
                                               ------------
COMPUTER & OFFICE EQUIPMENT -- 1.0%
  Xerox Corp.                        51,200       6,880,000
                                               ------------
COMPUTER SOFTWARE & SERVICES -- 1.1%
  Stratus Computer, Inc.            283,300**     7,436,625
                                               ------------
CONGLOMERATES -- 4.8%
  Elf Aquitaine ADR                 205,700       6,916,662
  ITT Corp.                          66,000       8,184,000
  Royal Dutch Petroleum Co.          89,000      10,924,750
  Ultramar PLC ADR                  294,500       6,994,375
                                               ------------
                                                 33,019,787
                                               ------------
ELECTRONICS -- 1.5%
  General Electric Co.              162,700      10,372,125
                                               ------------
ENERGY & UTILITIES -- 7.0%
  Entergy Corp.                     264,300       6,904,838
  Nipsco                            100,000       3,487,500
  Ohio Edison Co.                   223,900       5,093,725
  PECO Energy Co.                   446,900      12,792,513
  Southern Co.                      316,300       7,472,588
  Unicom Corp.                      425,430      12,869,258
                                               ------------
                                                 48,620,422
                                               ------------
FINANCE -- 3.4%
  AMBAC, Inc.                       176,400       7,761,600
  Dean Witter Discover & Co.        281,936      15,858,900
                                               ------------
                                                 23,620,500
                                               ------------
INSURANCE -- 9.5%
  Allstate                          215,524       7,624,161
  American General Corp.            211,600       7,908,550
  American International
    Group, Inc.                      90,075       7,656,375
  AON Corp.                         220,300       9,004,762
  Chubb Corp.                        97,500       9,360,000
  General Reinsurance Corp.          36,000       5,436,000
  MBIA, Inc.                        117,500       8,283,750
  Reliastar Financial Corp.         135,000       5,484,375
  TIG Holdings, Inc.                194,100       5,216,438
                                               ------------
                                                 65,974,411
                                               ------------
LABORATORY ANALYTICAL INSTRUMENTS -- 0.9%
  Beckman Instruments, Inc.         214,600       6,491,650
                                               ------------
METAL & MINING -- 1.6%
  Phelps Dodge Corp.                179,300      11,228,663
                                               ------------
MOTOR VEHICLES -- 6.2%
  Chrysler Corp.                    216,100      11,453,300
  Ford Motor Co.                    374,900      11,668,762
  General Motors Corp.              182,804       8,568,937
  Goodyear Tire & Rubber Co.        298,000      11,733,750
                                               ------------
                                                 43,424,749
                                               ------------
OIL & GAS -- 9.1%
  Atlantic Richfield Co.            104,800      11,252,900
  Chevron Corp.                     150,300       7,308,337
  Diamond Shamrock, Inc.            229,400       5,648,975
  Exxon Corp.                       116,200       8,395,450
  Mobil Corp.                        74,000       7,372,250
  Phillips Petroleum Co.            181,000       5,882,500
  Tenneco, Inc.                     232,700      10,762,375
  Texaco, Inc.                      107,300       6,934,263
                                               ------------
                                                 63,557,050
                                               ------------
PAPER & FOREST PRODUCTS -- 2.1%
  Federal Paper Board Co., Inc.     157,600       6,047,900
  International Paper Co.           200,000       8,400,000
                                               ------------
                                                 14,447,900
                                               ------------

                See accompanying notes to financial statements.

                             VALUE EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                   NUMBER
                                 OF SHARES        VALUE
                                 ----------    ------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS -- 7.3%
  American Home
    Products Corp.                  165,300    $ 14,029,837
  Bristol Meyers Squibb Co.         175,700      12,804,137
  Eli Lilly & Co.                   116,600      10,479,425
  Merck & Co., Inc.                 243,750      13,650,000
                                               ------------
                                                 50,963,399
                                               ------------
PLASTIC PRODUCTS -- 0.9%
  First Brands Corp.                133,559       6,010,155
                                               ------------
RETAIL MERCHANDISING -- 4.7%
  Dayton-Hudson Corp.               128,400       9,742,350
  Fingerhut Companies, Inc.         395,400       6,375,825
  K Mart Corp.                      723,000      10,483,500
  Sears, Roebuck & Co.              165,500       6,102,813
                                               ------------
                                                 32,704,488
                                               ------------
TELECOMMUNICATIONS -- 5.9%
  GTE Corp.                          19,700         773,225
  NYNEX Corp.                       288,300      13,766,325
  Sprint Corp.                      392,300      13,730,500
  U.S. West, Inc.                   275,700      12,992,363
                                               ------------
                                                 41,262,413
                                               ------------
TEXTILE -- 0.9%
  Fruit of the Loom, Inc.           317,600**     6,550,500
                                               ------------
TOBACCO -- 1.1%
  UST, Inc.                         267,800       7,665,775
                                               ------------
TRANSPORTATION -- 2.1%
  Conrail Corp.                      99,000       6,806,250
  Norfolk Southern Corp.            106,100       7,930,975
                                               ------------
                                                 14,737,225
                                               ------------
TOTAL COMMON STOCKS
  (Cost $537,826,570)                           668,974,895
                                               ------------
TEMPORARY INVESTMENTS -- 3.4%
  Smith Barney Money
    Market Fund
  (Cost $23,366,393)                             23,366,393
                                               ------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $561,192,963*)
                                      99.5%     692,341,288
OTHER ASSETS IN EXCESS
  OF LIABILITIES                       0.5%       3,673,175
                                     ------    ------------
NET ASSETS (Applicable to
  36,513,451 Institutional
  shares, 12,272,782 Service
  shares and 1,214,898 Series A
  Investor shares outstanding)       100.0%    $696,014,463
                                     ======    ============
NET ASSET VALUE AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND SERIES A
  INVESTOR SHARE
  ($696,014,463 / 50,001,131)                        $13.92
                                                     ======
OFFERING PRICE PER INSTITUTIONAL AND
  SERVICE SHARE                                      $13.92
                                                     ======
MAXIMUM OFFERING PRICE PER
  SERIES A INVESTOR SHARE
  ($13.92 / .955)                                    $14.58
                                                     ======

-------------
 * Also for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation               $138,690,177
   Gross unrealized depreciation                 (7,541,852)
                                               ------------
                                               $131,148,325
                                               ============

** Non-income producing security.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                            GROWTH EQUITY PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
COMMON STOCKS --  95.7%
ADVERTISING -- 1.9%
  Interpublic Group of Cos., Inc.    73,900     $  2,937,525
  Omnicom Group, Inc.                43,900        2,858,988
                                                ------------
                                                   5,796,513
                                                ------------
AEROSPACE -- 1.2%
  Allied-Signal, Inc.                78,000        3,441,750
                                                ------------
AIR TRANSPORT -- 1.0%
  Southwest Airlines                116,000        2,929,000
                                                ------------
BANKS -- 1.8%
  BankAmerica Corp.                  42,000        2,514,750
  Boatmen's Bancshares, Inc.         75,000        2,775,000
                                                ------------
                                                   5,289,750
                                                ------------
BEVERAGES -- 3.2%
  Anheuser-Busch Cos., Inc.          49,600        3,093,800
  Coca-Cola Co.                      50,000        3,450,000
  Pepsico, Inc.                      62,900        3,207,900
                                                ------------
                                                   9,751,700
                                                ------------
BROADCASTING -- 2.1%
  Capital Cities ABC, Inc.           25,900        3,046,488
  Viacom, Inc. Class B               64,400**      3,203,900
                                                ------------
                                                   6,250,388
                                                ------------
CHEMICALS -- 3.4%
  Air Products & Chemicals, Inc.     45,000        2,345,625
  E. I. Du Pont
    de Nemours & Co.                 34,000        2,337,500
  Morton International, Inc.         91,000        2,821,000
  PPG Industries, Inc.               55,000        2,557,500
                                                ------------
                                                  10,061,625
                                                ------------
COMPUTER & OFFICE EQUIPMENT -- 6.9%
  Adaptec, Inc.                      72,000**      2,970,000
  Compaq Computer Corp.              57,400**      2,776,725
  HBO & Co.                          42,000        2,625,000
  Intel Corp.                        76,600        4,605,575
  International Business
    Machines Corp.                   46,700        4,407,313
  Xerox Corp.                        22,800        3,063,750
                                                ------------
                                                  20,448,363
                                                ------------
COMPUTER SOFTWARE & SERVICES -- 6.0%
  Automatic Data Processing, Inc.    42,000        2,861,250
  Cisco Systems, Inc.                63,500**      4,381,500
  Computer Sciences Corp.            29,000**      1,866,875
  First Data Corp.                   36,400        2,256,800
  Microsoft Corp.                    35,400**      3,203,700
  Oracle Corp.                       86,200**      3,307,925
                                                ------------
                                                  17,878,050
                                                ------------
CONSTRUCTION -- 0.2%
  Foster Wheeler Corp.               21,000          742,875
                                                ------------
ELECTRONICS -- 15.0%
  AMP, Inc.                          86,800        3,341,800
  Atmel Corp.                       109,500**      3,695,625
  Emerson Electric Co.               51,600        3,689,400
  General Electric Co.               91,900        5,858,625
  General Instruments                77,800**      2,334,000
  Hewlett Packard Co.                34,200        2,851,425
  LSI Logic Corp.                    78,000**      4,504,500
  Micron Technology, Inc.            52,800        4,197,600
  Motorola, Inc.                     60,600        4,628,325
  Teradyne, Inc.                     79,600**      2,865,600
  Texas Instruments, Inc.            47,800        3,818,025
  Varian Associates, Inc.            55,800        2,957,400
                                                ------------
                                                  44,742,325
                                                ------------
ENTERTAINMENT & LEISURE -- 4.2%
  Carnival Corp. Class A            127,000        3,048,000
  La Quinta Inns, Inc.              116,000        3,248,000
  Marriot International, Inc.        96,000        3,588,000
  Walt Disney Co.                    44,400        2,547,450
                                                ------------
                                                  12,431,450
                                                ------------
FINANCE -- 6.0%
  Dean Witter Discover & Co.         50,400        2,835,000
  Federal National Mortgage
    Association                      27,500        2,846,250
  First Financial
    Management Corp.                 30,000        2,928,750
  First USA, Inc.                    62,000        3,363,500
  Merrill Lynch & Co., Inc.          52,000        3,250,000
  Reuters Holdings PLC ADR           53,000        2,802,375
                                                ------------
                                                  18,025,875
                                                ------------

                See accompanying notes to financial statements.

                            GROWTH EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
COMMON STOCKS (CONTINUED)
FOOD & AGRICULTURE -- 1.2%
  CPC International, Inc.            54,000     $  3,564,000
                                                ------------
INSURANCE -- 3.6%
  Ace, Ltd.                          69,000        2,371,875
  American International
    Group, Inc.                      37,500        3,187,500
  American Re Corp.                  37,000        1,424,500
  General Re Corp.                   24,700        3,729,700
                                                ------------
                                                  10,713,575
                                                ------------
MACHINERY & HEAVY EQUIPMENT -- 5.5%
  Applied Materials, Inc.            28,700**      2,934,575
  Black & Decker Corp.               91,400        3,119,025
  Illinois Tool Works, Inc.          77,000        4,533,375
  Millipore Corp.                    80,000        3,000,000
  Parker-Hannifin Corp.              70,600        2,682,800
                                                ------------
                                                  16,269,775
                                                ------------
MEDICAL & MEDICAL SERVICES -- 3.1%
  Columbia HCA Healthcare Corp.      40,000        1,945,000
  Cordis Corp.                       20,700**      1,754,325
  Healthsouth Corp.                 150,000**      3,825,000
  Pacificare Health Systems, Inc.
    Class B                          25,500        1,734,000
                                                ------------
                                                   9,258,325
                                                ------------
MOTOR VEHICLES -- 1.3%
  Cooper Tire & Rubber Co.           70,000        1,697,500
  Echlin, Inc.                       60,000        2,145,000
                                                ------------
                                                   3,842,500
                                                ------------
PHARMACEUTICALS -- 8.4%
  Abbott Laboratories, Inc.          75,000        3,196,875
  American Home Products Corp.       33,000        2,800,875
  Amgen, Inc.                        79,800**      3,980,025
  Johnson & Johnson                  55,000        4,076,875
  Merck & Co., Inc.                  55,000        3,080,000
  Pfizer, Inc.                       56,000        2,989,000
  Teva Pharmaceutical
    Industries Ltd. ADR              70,400        2,543,200
  Warner-Lambert Co.                 25,000        2,381,250
                                                ------------
                                                  25,048,100
                                                ------------
PUBLISHING & PRINTING -- 1.0%
  McGraw Hill Cos., Inc.             37,000        3,024,750
                                                ------------
RESTAURANTS -- 1.0%
  McDonalds Corp.                    77,000        2,945,250
                                                ------------
RETAIL MERCHANDISING -- 8.0%
  Albertson's, Inc.                  89,000        3,037,125
  Kroger Co.                         95,200**      3,248,700
  Mattel, Inc.                       96,062        2,821,821
  OfficeMax, Inc.                   140,100**      3,397,425
  Petsmart, Inc.                    100,100**      3,378,375
  Service Corp. International        75,000        2,934,375
  Staples, Inc.                     130,000**      3,672,500
  Wal-Mart Stores, Inc.              56,800        1,412,900
                                                ------------
                                                  23,903,221
                                                ------------
SOAPS & COSMETICS -- 4.2%
  Avon Products, Inc.                30,000        2,152,500
  Dial Corp.                         95,000        2,351,250
  Gillette Co.                       72,000        3,429,000
  Procter & Gamble Co.               60,000        4,620,000
                                                ------------
                                                  12,552,750
                                                ------------
TELECOMMUNICATIONS -- 3.5%
  AT&T Corp.                        110,500        7,265,374
  DSC Communications Corp.           55,800**      3,306,150
                                                ------------
                                                  10,571,524
                                                ------------
TOBACCO -- 2.0%
  Philip Morris Cos., Inc.           73,500        6,137,250
                                                ------------
TOTAL COMMON STOCKS
  (Cost $224,041,912)                            285,620,684
                                                ------------
                                      PAR
                        MATURITY     (000)
                        ---------  ---------
U.S. TREASURY BILLS -- 0.1%
    5.265%               12/14/95   $   300***       296,678
                                                ------------
  (Cost $296,753)
AGENCY OBLIGATIONS -- 3.1%
  Federal Home Loan Bank
    Discount Notes
    6.30%                10/02/95     9,145        9,143,400
                                                ------------
  (Cost $9,143,400)

                See accompanying notes to financial statements.

                            GROWTH EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                                   VALUE
                                                ------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $233,482,065*)                98.9%     $295,060,762
OTHER ASSETS IN EXCESS
  OF LIABILITIES                       1.1%        3,285,207
                                    -------     ------------
NET ASSETS (Applicable to
  16,239,693 Institutional
  shares, 5,897,855 Service
  shares, and 771,222 Series A
  Investor shares outstanding)       100.0%     $298,345,969
                                    =======     ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($211,543,419 / 16,239,693)                         $13.03
                                                      ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SERVICE
  SHARE
  ($76,768,861 / 5,897,855)                           $13.02
                                                      ======
NET ASSET VALUE AND REDEMPTION PRICE PER
  SERIES A INVESTOR SHARE
($10,033,689 /  771,222)                              $13.01
                                                      ======
MAXIMUM OFFERING PRICE PER
  SERIES A INVESTOR SHARE
  ($13.01 / 955)                                      $13.62
                                                      ======

-------------
  * Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                $62,398,340
    Gross unrealized depreciation                   (819,643)
                                                 -----------
                                                 $61,578,697
                                                 ===========

 ** Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $250,000 on 25 Standard & Poor's 500
    Stock Index futures contracts expiring December 1995.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                       SMALL CAP GROWTH EQUITY PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
COMMON STOCKS -- 87.1%
BROADCASTING -- 0.7%
  Tekelec                            65,400**   $  1,471,500
                                                ------------
BUSINESS SERVICES -- 6.8%
  ABR Information Services           44,700**      1,128,675
  Accustaff, Inc.                    64,800**      2,381,400
  HCIA, Inc.                         64,000**      1,648,000
  Norrell Corp.                      40,900        1,329,250
  Paychex, Inc.                      14,250          659,063
  Quintiles Transnational Corp.      37,000**      2,183,000
  Robert Half International, Inc.    62,800**      2,143,050
  Sitel Corp.                        45,000**      1,102,500
  US Delivery Systems, Inc.          70,000**      2,012,500
                                                ------------
                                                  14,587,438
                                                ------------
COMPUTER & OFFICE EQUIPMENT -- 12.3%
  Baan Company                       28,900**      1,300,500
  CBT Group PLC                      40,700**      1,943,425
  Cognex Corp.                       54,500**      2,629,625
  Cybex Computer Products Corp.      40,000**      1,000,000
  Cycare Systems, Inc.               27,000**        897,750
  Datalogix International            20,600**        293,550
  Discreet Logic, Inc.               31,400**      1,727,000
  EIS International Inc              71,000**      1,269,125
  HBO & Co.                          26,000        1,625,000
  Hummingbird
    Communications LTD               35,800**      1,333,550
  IMNT Systems, Inc.                 44,800**      1,153,600
  Integrated Measurement System      29,600**        392,200
  Madge Network N.V.                 34,300**      1,097,600
  Microcom, Inc.                    110,000**      2,076,250
  Peak Technologies Group            55,000**      1,457,500
  Premenos Technology Corp.           9,600**        312,000
  Touchstone Software Corp.          15,300**        164,475
  U.S. Robotics Corp.                60,000**      5,115,000
  Vidioserver, Inc.                  20,600**        726,150
                                                ------------
                                                  26,514,300
                                                ------------
COMPUTER SOFTWARE & SERVICES -- 12.5%
  Acxiom Corp.                       80,000**      2,260,000
  American Management
    Systems, Inc.                    30,900**        826,575
  Aspen Technology, Inc.             60,600**      1,818,000
  Atria Software, Inc.               87,000**      2,544,750
  Davidson & Associates, Inc.        41,000**      1,424,750
  Electronics For Imaging Inc.       20,400**      1,461,150
  Epic Design Technology, Inc.       47,100**      2,284,350
  Fair, Issac & Co., Inc.            27,000          783,000
  Macromedia, Inc.                   84,400**      4,821,350
  Medic Computer Systems, Inc.       29,900**      1,517,425
  Netmanage, Inc.                    58,300**      1,384,625
  Shiva Corp.                        37,000**      2,266,250
  Softkey International, Inc.        80,000**      3,540,000
                                                ------------
                                                  26,932,225
                                                ------------
ELECTRONICS -- 10.7%
  ASM Lithography Holding            33,600**      1,474,200
  Electro Scientific Industries,
    Inc.                             49,300**      1,719,338
  FSI International, Inc.            90,000**      2,992,500
  Harman International
    Industries, Inc.                 17,850          874,650
  International Rectifier Corp.      54,000**      2,173,500
  LAM Research Corp.                 22,400**      1,338,400
  Memc Electronic Materials          34,900**        946,663
  Micrel, Inc.                       66,400**      1,859,200
  Ontrak Systems, Inc.                3,000**         82,875
  Photronics, Inc.                   67,500**      2,261,250
  Silicon Valley Group, Inc.         40,000**      1,545,000
  Telecom Semiconductor, Inc.        45,600**        524,400
  Tencor Instruments                 22,800**      1,008,900
  Tower Semiconductor Ltd.           71,800**      2,333,500
  Ultratech Stepper, Inc.            44,000**      1,859,000
                                                ------------
                                                  22,993,376
                                                ------------
ENTERTAINMENT & LEISURE -- 4.3%
  Doubletree Corp.                   76,000**      1,691,000
  Hollywood Entertainment Corp.      54,400**      1,166,200
  Regal Cinemas, Inc.                84,600**      3,479,175
  Scientific Games
    Holding Corp., Inc.              60,000**      2,242,500
  Speedway Motorsports, Inc.         27,600**        717,600
                                                ------------
                                                   9,296,475
                                                ------------
FINANCE -- 1.2%
  Jayhawk Acceptance Corp.           54,200**        792,675
  Recoton Corp.                      31,200**        858,000
  WFS Financial, Inc.                41,600**        946,400
                                                ------------
                                                   2,597,075
                                                ------------
INSURANCE -- 0.1%
  United Dental Care, Inc.            6,100**        183,000
                                                ------------
MANUFACTURING -- 0.2%
  Southern Energy Homes              31,200**        495,300
                                                ------------

                See accompanying notes to financial statements.

                       SMALL CAP GROWTH EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
COMMON STOCKS (CONTINUED)
MEDICAL & MEDICAL SERVICES -- 5.4%
  American Homepatient, Inc.         50,000**   $  1,275,000
  American Oncology
    Resources, Inc.                  60,000**      2,580,000
  Clintrials Research                30,600**        619,650
  Medpartners, Inc.                  33,100**      1,042,650
  Occusystems, Inc.                  43,200**        896,400
  Orthodontic Centers of
    America, Inc.                    71,300**      2,299,425
  Pediatrix Medical Group Inc.       21,800**        446,900
  Phycor, Inc.                       70,200**      2,404,350
                                                ------------
                                                  11,564,375
                                                ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 7.7%
  Arrow International, Inc.          32,000        1,384,000
  Gulf South Medical Supply, Inc.    60,000**      1,477,500
  IDEXX Laboratories, Inc.           70,000**      2,607,500
  Isolyser Company, Inc.             33,300**      1,136,363
  Medisense, Inc.                    69,200**      1,669,450
  Omnicare, Inc.                     50,000        1,950,000
  Orthofix International, N.V.       75,000**      1,162,500
  Physician Sales & Service, Inc.    28,900**      1,387,200
  Steris Corp.                       52,000**      2,190,500
  Target Therapeutics, Inc.          25,000**      1,750,000
                                                ------------
                                                  16,715,013
                                                ------------
PHARMACEUTICALS -- 1.2%
  Dura Pharmaceuticals               90,000**      2,677,500
                                                ------------
PUBLISHING & PRINTING -- 1.2%
  Gartner Group, Inc.                80,000**      2,620,000
                                                ------------
REAL ESTATE -- 0.6%
  Storage USA, Inc.                  40,000        1,235,000
                                                ------------
RESTAURANTS -- 2.0%
  Applebee's International, Inc.     36,000**        981,000
  Landry's Seafood
    Restaurants, Inc.                90,400**      1,627,200
  Logan's Roadhouse, Inc.             3,500**         61,250
  O'Charley's, Inc.                  18,000**        270,000
  Papa John's International, Inc.    28,500**      1,282,500
  Quality Dining, Inc.                9,700**        177,025
                                                ------------
                                                   4,398,975
                                                ------------
RETAIL MERCHANDISING -- 12.0%
  Bed, Bath & Beyond, Inc.           29,600**        902,800
  Books-A-Million, Inc.              80,000**      1,410,000
  Copart, Inc.                       75,000**      1,706,250
  Dollar Tree Stores, Inc.           26,300**        894,200
  Friedman's, Inc.                   86,100**      1,872,675
  Global Directmail Corp.            17,000**        418,625
  Just For Feet, Inc.               100,350**      3,085,762
  Kenneth Cole Productions           55,000**      1,931,875
  Mens Warehouse, Inc.               54,300**      1,954,800
  Micro Warehouse, Inc.              29,900**      1,367,925
  Movie Gallery, Inc.                60,000**      2,565,000
  Oakley, Inc.                       10,200**        302,175
  Petco Animal Supplies, Inc.        46,700**      1,214,200
  Piercing Pagoda, Inc.              30,200**        422,800
  Quicksilver, Inc.                  66,000**      1,790,250
  Sunglass Hut International,
    Inc.                             70,500**      3,525,000
  Trend-Lines, Inc.                  46,500**        616,125
                                                ------------
                                                  25,980,462
                                                ------------
SANITARY SERVICES -- 2.1%
  Sanifill, Inc.                     33,900**      1,110,225
  United Waste Systems, Inc.         80,500**      3,360,875
                                                ------------
                                                   4,471,100
                                                ------------
SOAPS & COSMETICS -- 0.5%
  USA Detergents, Inc.               56,300**      1,168,225
                                                ------------
TELECOMMUNICATIONS -- 3.0%
  Adtran, Inc.                       60,000**      2,085,000
  Cascade Communications Corp.       30,000**      1,477,500
  Gilat Satellite Networks           75,000**      2,062,500
  World Communications, Inc.         23,400**        751,724
                                                ------------
                                                   6,376,724
                                                ------------
TEXTILE -- 2.6%
  Authentic Fitness Corp.            30,600**        688,500
  Nautical Enterprises               56,000**      1,918,000
  St. John Knits, Inc.               30,000        1,462,500
  Tommy Hilfiger Corp.               50,000**      1,625,000
                                                ------------
                                                   5,694,000
                                                ------------
TOTAL COMMON STOCKS
  (Cost $121,597,638)                            187,972,063
                                                ------------

                See accompanying notes to financial statements.

                       SMALL CAP GROWTH EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                      PAR
                        MATURITY     (000)         VALUE
                        ---------  ---------    ------------
CORPORATE BONDS -- 0.7%
  Sholodge, Inc.
    7.50%                05/01/04   $ 1,500     $  1,395,000
                                                ------------
  (Cost $1,500,000)
AGENCY OBLIGATIONS -- 13.3%
  FEDERAL HOME LOAN BANK DISCOUNT
    NOTES -- 8.7%
    6.30%                10/02/95    18,780       18,776,713
                                                ------------
  FEDERAL NATIONAL MORTGAGE
    ASSOCIATION DISCOUNT
    NOTES -- 4.6%
    5.64%                10/04/95    10,000        9,995,300
                                                ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $28,772,013)                              28,772,013
                                                ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $151,869,651*)               101.1%      218,139,076
LIABILITIES IN EXCESS OF OTHER
  ASSETS                              (1.1%)     (2,272,703)
                                    -------     ------------
NET ASSETS (Applicable to
  9,687,278 Institutional shares,
  4,166,735 Service shares and
  490,591 Series A Investor
  shares outstanding)                100.0%     $215,866,373
                                    =======     ============

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($145,914,595 / 9,687,278)                          $15.06
                                                      ======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SERVICE SHARE
  ($62,604,171 / 4,166,735)                           $15.02
                                                      ======
NET ASSET VALUE AND REDEMPTION PRICE PER
  SERIES A INVESTOR SHARE
  ($7,347,607 / 490,591)                              $14.98
                                                      ======
MAXIMUM OFFERING PRICE PER SERIES
  A INVESTOR SHARE
  ($14.98 / .955)                                     $15.69
                                                      ======

-------------
  * Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                $66,856,668
    Gross unrealized depreciation                   (587,243)
                                                 -----------
                                                 $66,269,425
                                                 ===========

 ** Non-income producing security.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                             CORE EQUITY PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES      VALUE
                                   ---------   ------------
COMMON STOCKS -- 75.4%
AEROSPACE -- 1.9%
  Boeing Co.                         43,000    $  2,934,750
  United Technologies Corp.          38,000       3,358,250
                                               ------------
                                                  6,293,000
                                               ------------
BANKS -- 3.6%
  BankAmerica Corp.                  39,000       2,335,125
  Boatmen's Bancshares, Inc.         65,000       2,405,000
  Citicorp                           49,000       3,466,750
  NationsBank Corp.                  52,000       3,497,000
                                               ------------
                                                 11,703,875
                                               ------------
BEVERAGES -- 1.5%
  Coca-Cola Co.                      23,500       1,621,500
  Pepsico, Inc.                      62,000       3,162,000
                                               ------------
                                                  4,783,500
                                               ------------
CHEMICALS -- 3.0%
  Air Products & Chemicals, Inc.     47,000       2,449,875
  Dow Chemical Co.                   30,000       2,235,000
  E.I. Dupont
    de Nemours & Co.                 43,000       2,956,250
  PPG Industries, Inc.               29,000       1,348,500
  Rohm & Haas Co.                    13,000         784,875
                                               ------------
                                                  9,774,500
                                               ------------
COMPUTER & OFFICE EQUIPMENT -- 3.7%
  Adaptec, Inc.                      53,000       2,186,250
  Compaq Computer Corp.              58,000**     2,805,750
  Intel Corp.                        67,000       4,028,375
  International Business
    Machines Corp.                   33,000       3,114,375
                                               ------------
                                                 12,134,750
                                               ------------
COMPUTER SOFTWARE & SERVICES -- 0.9%
  Bay Networks                       55,000**     2,935,625
                                               ------------
CONSTRUCTION -- 2.6%
  Fluor Corp.                        37,000       2,072,000
  Foster Wheeler Corp.               33,000       1,167,375
  Halliburton Co.                    56,600       2,363,050
  Masco Corp.                       100,000       2,750,000
                                               ------------
                                                  8,352,425
                                               ------------
ELECTRONICS -- 6.4%
  Emerson Electric Co.               51,000       3,646,500
  General Electric Co.              106,100       6,763,875
  General Instruments                76,000**     2,280,000
  Motorola, Inc.                     57,000       4,353,375
  Texas Instruments, Inc.            47,000       3,754,125
                                               ------------
                                                 20,797,875
                                               ------------
ENERGY & UTILITIES -- 2.0%
  Cinergy Corp.                      24,200         674,575
  FPL Group, Inc.                    27,000       1,103,625
  Northern States Power Co.,
    Minnesota                        20,000         907,500
  PECO Energy Co.                    79,000       2,261,375
  Southern Co.                       63,000       1,488,375
                                               ------------
                                                  6,435,450
                                               ------------
ENTERTAINMENT & LEISURE -- 2.1%
  Carnival Cruise Lines             130,200       3,124,800
  Walt Disney Co.                    63,000       3,614,625
                                               ------------
                                                  6,739,425
                                               ------------
FINANCE -- 3.2%
  Dean Witter Discover & Co.         56,000       3,150,000
  Federal National Mortgage
    Association                      42,000       4,347,000
  Fleet Financial Group, Inc.        75,000       2,831,250
                                               ------------
                                                 10,328,250
                                               ------------
FOOD & AGRICULTURE -- 4.6%
  Burlington Northern
    Santa Fe Corp.                   41,000       2,972,500
  CPC International, Inc.            46,000       3,036,000
  CSX Corp.                          18,200       1,531,075
  H.J. Heinz Co.                     45,000       2,058,750
  Pioneer Hi-Bred
    International, Inc.              70,000       3,220,000
  Sara Lee Corp.                     76,000       2,261,000
                                               ------------
                                                 15,079,325
                                               ------------
INSURANCE -- 4.5%
  American International
    Group, Inc.                      53,500       4,547,500
  General Re Corp.                   25,000       3,775,000
  Humana, Inc.                       90,500**     1,821,313
  Marsh & Mc-Lennan Cos., Inc.       20,000       1,757,500
  United Healthcare Corp.            56,600       2,766,325
                                               ------------
                                                 14,667,638
                                               ------------
MACHINERY & HEAVY EQUIPMENT -- 1.1%
  Illinois Tool Works, Inc.          33,000       1,942,875
  Novellus System, Inc.              25,000**     1,750,000
                                               ------------
                                                  3,692,875
                                               ------------
MEDICAL & MEDICAL SERVICES -- 0.4%
  Columbia Healthcare Corp.          30,000       1,458,750
                                               ------------

                See accompanying notes to financial statements.

                             CORE EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES      VALUE
                                   ---------   ------------
COMMON STOCKS (CONTINUED)
METAL & MINING -- 1.2%
  Alumax, Inc.                       40,000**  $  1,350,000
  Minnesota Mining &
    Manufacturing Co.                43,000       2,429,500
                                               ------------
                                                  3,779,500
                                               ------------
MOTOR VEHICLES -- 1.4%
  Cummins Engine, Inc.               48,000       1,848,000
  Ford Motor Co.                     91,000       2,832,375
                                               ------------
                                                  4,680,375
                                               ------------
OIL & GAS -- 5.6%
  Atlantic Richfield Co.             24,000       2,577,000
  Exxon Corp.                        44,800       3,236,800
  Kerr-McGee Corp.                   57,500       3,191,250
  Noble Affiliates, Inc.             69,800       1,840,975
  Royal Dutch Petroleum Co.          24,000       2,946,000
  Schlumberger LTD.                  28,000       1,827,000
  Unocal Corp.                       94,000       2,679,000
                                               ------------
                                                 18,298,025
                                               ------------
PAPER & FOREST PRODUCTS -- 1.0%
  Crown Vantage, Inc.                 5,000**       111,250
  International Paper Co.            38,000       1,596,000
  James River Corp. of Virginia      50,000       1,600,000
                                               ------------
                                                  3,307,250
                                               ------------
PHARMACEUTICALS -- 6.5%
  American Home Products Corp.       42,000       3,564,750
  Avon Products, Inc.                37,000       2,654,750
  Eli Lilly & Co.                    39,000       3,505,125
  Johnson & Johnson                  44,000       3,261,500
  Merck & Co., Inc.                  52,500       2,940,000
  Pfizer, Inc.                       55,600       2,967,650
  US Healthcare, Inc.                69,000       2,440,875
                                               ------------
                                                 21,334,650
                                               ------------
PUBLISHING & PRINTING -- 2.0%
  A.H. Belo Corp.                    73,000       2,509,375
  McGraw Hill Cos., Inc.             22,000       1,798,500
  News Corp. Ltd. ADR               106,000       2,332,000
                                               ------------
                                                  6,639,875
                                               ------------
RESTAURANTS -- 0.4%
  Wendy's International, Inc.        67,000       1,415,375
                                               ------------
RETAIL MERCHANDISING -- 4.2%
  Family Dollar Stores, Inc.        110,000       2,090,000
  Home Depot, Inc.                   50,000       1,993,750
  J. C. Penney Co., Inc.             39,000       1,935,375
  Limited, Inc.                     110,000       2,090,000
  May Department Stores Co.          44,000       1,925,000
  Wal-Mart Stores., Inc.            146,000       3,631,750
                                               ------------
                                                 13,665,875
                                               ------------
SOAPS & COSMETICS -- 2.2%
  Colgate-Palmolive Co.              55,000       3,664,375
  Dial Corp.                        140,000       3,465,000
                                               ------------
                                                  7,129,375
                                               ------------
TELECOMMUNICATIONS -- 7.7%
  Alltel Corp.                      109,000       3,256,375
  AT&T Corp.                         56,000       3,682,000
  Bell Atlantic Corp.                43,000       2,639,125
  Frontier Corp.                    103,000       2,742,375
  GTE Corp.                          77,000       3,022,250
  Oracle Corp.                       92,000       3,530,500
  SBC Communications, Inc.           72,000       3,960,000
  Vodafone Group                     49,000       2,009,000
                                               ------------
                                                 24,841,625
                                               ------------
TOBACCO -- 1.2%
  Philip Morris Cos., Inc.           48,000       4,008,000
                                               ------------
TRANSPORTATION -- 0.5%
  Conrail Corp.                      25,500       1,753,125
                                               ------------
TOTAL COMMON STOCKS
  (Cost $214,295,309)                           246,030,313
                                               ------------
                                      PAR
                        MATURITY     (000)
                        ---------  ---------
CORPORATE BONDS -- 0.5%
  Apache Corp.
    6.00%               01/15/02    $ 1,400       1,547,000
  (Cost $1,400,000)
                                               ------------

U.S. TREASURY BILLS -- 0.8%
    5.19%               12/21/95      2,000***    1,975,872
    5.28%               12/21/95        800***      790,351
                                               ------------
TOTAL U.S. TREASURY BILLS
  (Cost $2,767,141)                               2,766,223
                                               ------------

                See accompanying notes to financial statements.

                             CORE EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                      PAR
                        MATURITY     (000)        VALUE
                        ---------  ---------   ------------
AGENCY OBLIGATIONS -- 23.2%
  FEDERAL HOME LOAN BANK DISCOUNT
    NOTES -- 9.4%
    6.30%               10/02/95    $30,615    $ 30,609,642
  FEDERAL HOME LOAN MORTGAGE
    CORPORATION DISCOUNT
    NOTES -- 13.8%
    5.60%               10/05/95     45,000      44,972,000
                                               ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $75,581,642)                             75,581,642
                                               ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $294,044,092*)                99.9%     325,925,178
OTHER ASSETS IN EXCESS OF
  LIABILITIES                          0.1%         401,291
                                    -------    ------------
NET ASSETS (Applicable to
  20,093,724 Institutional
  shares, 7,044,608 Service
  shares, and 320,632 Series A
  Investor shares outstanding)       100.0%    $326,326,469
                                    =======    ============
NET ASSET VALUE AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND SERIES A
  INVESTOR SHARE
  ($326,326,469 / 27,458,964)                        $11.88
                                                     ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                  $11.88
                                                     ======
MAXIMUM OFFERING PRICE PER
  SERIES A INVESTOR SHARE
  ($11.88 / .955)                                    $12.44
                                                     ======

-------------
  * Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation             $33,405,313
    Gross unrealized depreciation              (1,524,227)
                                              -----------
                                              $31,881,086
                                              ===========

 ** Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $2,570,000 on 257 Standard &
    Poor's 500 Stock Index futures contracts expiring
    December 1995.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                             INDEX EQUITY PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
COMMON STOCKS -- 97.9%
ADVERTISING -- 0.0%
  Interpublic Group of Cos., Inc.        200    $      7,950
                                                ------------
AEROSPACE -- 2.0%
  Boeing Co.                          12,500         853,124
  General Dynamics Corp.               2,900         159,137
  Lockheed Martin Corp.               17,353       1,164,820
  Mc Donnell Douglas Corp.             3,200         264,800
  Northrop Grumman Corp.               2,200         133,924
  Rockwell International Corp.         9,400         444,150
  Textron, Inc.                        3,200         218,400
  United Technologies Corp.            4,400         388,850
                                                ------------
                                                   3,627,205
                                                ------------
AIR TRANSPORTATION -- 0.4%
  AMR Corp.                            2,700**       194,737
  Delta Air Lines, Inc.                2,300         159,274
  Federal Express Corp.                1,900**       157,700
  Southwest Airlines Co.               6,100         154,024
  U.S. Air Group, Inc.                 2,800**        32,200
                                                ------------
                                                     697,935
                                                ------------
APPAREL -- 0.7%
  Brown Group, Inc.                      600          11,024
  Charming Shoppes, Inc.               4,900          22,050
  Gap, Inc.                            5,900         212,400
  Hartmarx Corp.                       1,500           9,000
  Limited, Inc.                       15,600         296,400
  Liz Claiborne, Inc.                  3,700          93,424
  Nike, Inc.                           2,400         266,700
  Oshkosh B' Gosh, Inc.                  600           9,600
  Reebok International, LTD.           3,900         134,062
  Russell Corp.                        1,900          48,450
  Spring Industries, Inc.                600          23,550
  Stride Rite Corp.                    2,300          26,162
  V.F. Corp.                           2,200         112,200
                                                ------------
                                                   1,265,022
                                                ------------
AUTOMOTIVE -- 2.5%
  Chrysler Corp.                      15,300         810,900
  Cummins Engine Co., Inc.             1,900          73,150
  Dana Corp.                           4,700         135,712
  Eaton Corp.                          2,700         143,100
  Echlin, Inc.                         2,700          96,524
  Ford Motor Co.                      42,800       1,332,150
  General Motors Corp.                31,600       1,481,250
  Genuine Parts Co.                    5,000         200,624
  Navistar International Corp.         1,620**        19,440
  S.P.X. Corp.                           600           8,924
  Skyline Corp.                          600          10,800
  Strattec Security Corp.                320**         4,560
  T.R.W., Inc.                         2,000         148,750
                                                ------------
                                                   4,465,884
                                                ------------
BANKS -- 5.6%
  Banc One Corp.                      16,045         585,642
  Bank of Boston Corp.                 6,400         304,800
  BankAmerica Corp.                   14,712         880,880
  Bankers Trust New York Corp.         4,700         330,174
  Barnett Banks, Inc.                  3,800         215,174
  Boatmen's Bancshares, Inc.           7,300         270,100
  Chase Manhattan Corp.                7,600         464,550
  Chemical Banking Corp.               9,230         561,875
  Citicorp                            15,800       1,117,850
  CoreStates Financial Corp.           6,500         238,062
  First Chicago Corp.                  3,500         240,187
  First Fidelity Bancorp               3,200         216,000
  First Interstate Bancorp             2,300         231,724
  First Union Corp.                    7,660         390,660
  Fleet Financial Group, Inc.          7,700         290,674
  Keycorp                              9,800         335,650
  MBNA Corp.                           8,650         360,055
  Mellon Bank Corp.                    6,250         278,905
  N.B.D. Bancorp, Inc.                 7,250         277,312
  Nationalcity Corp.                   8,700         268,612
  NationsBank Corp.                   10,847         729,460
  Norwest Corp.                       13,900         455,224
  Shawmut National Corp.               7,000         235,374
  Suntrust Banks, Inc.                 4,200         277,724
  U.S. Bancorp                         4,950         139,837
  Wells Fargo & Co.                    1,500         278,437
                                                ------------
                                                   9,974,942
                                                ------------
BEVERAGES -- 3.8%
  Anheuser-Busch Cos., Inc.           10,700         667,412
  Brown-Forman Corp.                   3,200         124,400
  Coca Cola Co.                       52,700       3,636,300
  Coors Adolph Co.                     1,700          30,493
  Pepsico, Inc.                       33,500       1,708,500
  Seagram Co., Ltd.                   14,500         520,187
                                                ------------
                                                   6,687,292
                                                ------------
BROADCASTING -- 0.9%
  Capital Cities ABC, Inc.             3,800         446,974
  CBS, Inc.                            2,300         183,712
  Comcast Corp.                       11,350         227,000
  Cox Communications, Inc.             3,692**        74,762
  Tele Communications, Inc.           25,900**       454,868
  Viacom, Inc.                         5,913         294,171
                                                ------------
                                                   1,681,487
                                                ------------

                See accompanying notes to financial statements.

                             INDEX EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
COMMON STOCKS (CONTINUED)
BUSINESS MACHINES -- 2.0%
  D.S.C. Communication Corp.           4,400**  $    260,700
  Harris Computer Systems Corp.           90**         1,518
  Intergraph Corp.                     2,000**        24,250
  International Business
    Machines Corp.                    24,500       2,312,187
  Pitney Bowes, Inc.                   6,300         264,600
  Unisys Corp.                         8,300**        65,362
  Xerox Corp.                          4,000         537,500
                                                ------------
                                                   3,466,117
                                                ------------
BUSINESS SERVICES -- 0.7%
  Alco Standard Corp.                  1,600         135,600
  Automatic Data Processing, Inc.      5,900         401,937
  Deluxe Corp.                         4,000         132,500
  Ecolab, Inc.                         2,800          77,350
  First Data Corp.                     4,700         291,400
  John H. Harland Co.                  1,500          33,187
  Moore Corp., Ltd.                    4,600          92,574
  National Education Corp.             1,300          10,400
  Ogden Corp.                          2,000          47,000
  Shared Medical Systems Corp.           900          37,350
                                                ------------
                                                   1,259,298
                                                ------------
CHEMICALS -- 3.5%
  Air Products & Chemicals, Inc.       4,500         234,562
  B.F. Goodrich Co.                    1,000          65,874
  Dow Chemical Co.                    11,600         864,200
  E.I. Dupont de Nemours & Co.        25,900       1,780,624
  Eastman Chemical Co.                 3,125         200,000
  Engelhard Corp.                      5,637         143,038
  F.M.C. Corp.                         1,600         121,600
  First Mississippi Corp.              1,000          39,874
  Great Lakes Chemical Corp.           2,200         148,774
  Hercules, Inc.                       4,600         266,800
  Mallinckrodt Group, Inc.             3,700         146,612
  Monsanto Co.                         3,900         392,924
  Morton International, Inc.           6,100         189,100
  Nalco Chemical Co.                   3,300         112,612
  P.P.G. Industries, Inc.              8,500         395,250
  Praxair, Inc.                        5,900         157,825
  Rohm & Haas Co.                      2,200         132,825
  Safety-Kleen Corp.                   2,700          39,488
  Sherwin Williams Co.                 4,000         140,000
  Sigma Aldrich Corp.                  2,300         111,550
  Union Carbide Corp.                  5,600         222,600
  W.R. Grace & Co.                     3,500         233,625
                                                ------------
                                                   6,139,757
                                                ------------
COMPUTER AND OFFICE EQUIPMENT -- 4.3%
  Amdahl Corp.                         5,600**        53,900
  Apple Computer, Inc.                 4,900         182,525
  Autodesk, Inc.                       2,300         100,625
  Ceridian Corp.                       2,000**        88,750
  Compaq Computer Corp.               10,800**       522,450
  Computer Associates
    International, Inc.                9,500         401,375
  Computer Sciences Corp.              2,500         160,938
  Cray Research, Inc.                  1,100**        24,338
  Data General Corp.                   1,500**        15,563
  Digital Equipment Corp.              6,200**       282,875
  Intel Corp.                         34,200       2,056,275
  Microsoft Corp.                     24,500**     2,217,250
  Novell, Inc.                        15,600**       284,700
  Oracle Systems Corp.                18,200**       698,425
  Silicon Graphics, Inc.               6,600         226,875
  Sun Microsystems, Inc.               3,560**       224,280
  Tandem Computers, Inc.               5,500**        67,375
                                                ------------
                                                   7,608,519
                                                ------------
CONGLOMERATES -- 0.2%
  I.T.T. Corp.                         3,500         434,000
                                                ------------
CONSTRUCTION -- 1.0%
  Armstrong World Industries,
    Inc.                               1,700          94,350
  Centex Corp.                         1,300          37,700
  Corning, Inc.                        8,700         249,038
  Fluor Corp.                          3,100         173,600
  Foster Wheeler Corp.                 1,600          56,600
  Halliburton Co.                      4,500         187,875
  Home Depot, Inc.                    20,382         812,732
  Kaufman & Broad Home Corp.           1,500          18,938
  Morrison Knudson Corp.               1,300          10,075
  Owens-Corning
    Fiberglass Corp.                   1,900**        84,788
  Pulte Corp.                          1,100          31,213
                                                ------------
                                                   1,756,909
                                                ------------
CONSUMER DURABLES -- 0.3%
  Bassett Furniture,
    Industries, Inc.                     750          18,844
  Black & Decker Corp.                 4,000         136,500
  Maytag Corp.                         5,100          89,250
  Newell Co.                           6,400         158,400
  Outboard Marine Corp.                  700          15,050
  Whirlpool Corp.                      2,800         161,700
  Zenith Electronics Corp.             1,800          15,525
                                                ------------
                                                     595,269
                                                ------------

                See accompanying notes to financial statements.

                             INDEX EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
COMMON STOCKS (CONTINUED)
CONSUMER NON-DURABLES -- 0.3%
  Brunswick Corp.                      4,300    $     87,075
  Handleman Co.                        1,500          13,313
  Premark International, Inc.          2,800         142,450
  Rubbermaid, Inc.                     6,700         185,088
  Service Corp. International          4,100         160,413
                                                ------------
                                                     588,339
                                                ------------
CONTAINERS -- 0.1%
  Ball Corp.                           1,400          41,475
  Bemis Co., Inc.                      2,300          63,538
  Crown Cork & Seal Co., Inc.          3,400         131,750
                                                ------------
                                                     236,763
                                                ------------
DRUGS AND HEALTH CARE -- 7.7%
  Abbott Laboratories, Inc.           33,600       1,432,200
  Allergan, Inc.                       3,000         100,125
  Alza Corp.                           3,900**        89,700
  American Home Products Corp.        13,100       1,111,863
  Amgen, Inc.                         11,100         553,613
  Bristol-Myers Squibb Co.            21,900       1,595,963
  Community Psychiatric Centers        2,100          24,675
  Eli Lilly & Co.                     12,000       1,078,500
  Johnson & Johnson                   27,300       2,023,613
  Manor Care, Inc.                     2,950         100,300
  Merck & Co., Inc.                   44,000       2,464,000
  Pfizer, Inc.                        26,800       1,430,450
  Schering Plough Corp.               15,000         772,500
  U. S. Surgical, Corp.                2,700          72,225
  UpJohn Co.                           6,700         298,988
  Warner Lambert Co.                   5,500         523,875
                                                ------------
                                                  13,672,590
                                                ------------
ELECTRONICS -- 4.7%
  A.M.P., Inc.                        10,364         399,014
  Advanced Micronic Devices, Inc.      4,000**       116,500
  Andrew Corp.                         1,725**       105,441
  Applied Materials, Inc.              3,000         306,750
  E.G.& G., Inc.                       2,600          50,700
  Emerson Electric Co.                10,600         757,900
  General Signal Corp.                 2,300          67,275
  Harris Corp.                         1,800          98,775
  Hewlett Packard Co.                 20,700       1,725,863
  Honeywell, Inc.                      5,000         214,375
  Johnson Controls, Inc.               1,800         113,850
  Loral Corp.                          3,100         176,700
  Micron Technology, Inc.              8,000         636,000
  Motorola, Inc.                      24,100       1,840,638
  National Semiconductor Corp.         5,800**       160,225
  Raytheon Co.                         4,900         416,500
  Scientific Atlanta Corp.             3,600          60,750
  Tektronix, Inc.                      1,200          70,800
  Teledyne, Inc.                       2,600          70,525
  Texas Instruments, Inc.              7,200         575,100
  Thomas & Betts Corp.                   900          58,163
  Westinghouse Electric Corp.         18,700         280,500
                                                ------------
                                                   8,302,344
                                                ------------
ENERGY AND RAW MATERIALS -- 2.3%
  Baker Hughes, Inc.                   5,700         116,138
  Dresser Industries, Inc.             7,700         183,838
  Eastern Enterprises                    900          28,913
  Helmerich & Payne, Inc.              1,000          28,125
  Royal Dutch Petroleum Co.           22,300       2,737,325
  Schlumberger, LTD.                  10,600         691,650
  USX-Marathon Group, Inc.            12,600         248,850
                                                ------------
                                                   4,034,839
                                                ------------
ENERGY AND UTILITIES -- 4.8%
  American Electric
    Power Co., Inc.                    8,000         291,000
  Baltimore Gas & Electric Co.         8,000         207,000
  Carolina Power & Light Co.           6,700         225,288
  Central & South West Corp.          10,200         260,100
  Cinergy Corp.                       11,375         317,078
  Coastal Corp.                        5,850         196,706
  Columbia Gas System, Inc.            2,300**        88,838
  Consolidated Edison Co., Inc.        9,500         288,563
  Consolidated Natural Gas Co.         5,300         213,988
  Detroit Edison Co.                   5,900         190,275
  Dominion Resources, Inc.             7,350         276,544
  Duke Power Co.                       8,900         386,038
  Enron Corp.                         10,000         335,000
  Enserch Corp.                        3,200          52,800
  Entergy Corp.                        9,900         258,638
  F.P.L. Group, Inc.                   7,800         318,825
  General Public Utilities Corp.       6,400         199,200
  Houston Industries, Inc.             5,200         229,450
  Niagara Mohawk Power Corp.           6,600          86,625
  Nicor, Inc.                          2,500          68,125
  Noram Energy Corp.                   6,000          47,250
  Northern States Power Co.            3,200         145,200
  Ohio Edison Co.                      7,400         168,350
  Oneok, Inc.                          1,100          25,575
  Oryx Energy Co.                      4,400          57,200
  Pacific Enterprises                  3,800          95,475
  Pacific Gas & Electric Co.          17,400         519,825
  Pacificorp                          11,600         220,400
  Panhandle Eastern Corp.              6,100         166,225
  PECO Energy Co.                     10,000         286,250

                See accompanying notes to financial statements.

                             INDEX EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
COMMON STOCKS (CONTINUED)
ENERGY AND UTILITIES (CONTINUED)
  Peoples Energy Corp.                 1,500    $     41,250
  Public Service Enterprise
    Group, Inc.                       10,100         300,475
  SCECORP                             18,900         335,475
  Sonat, Inc.                          4,100         131,200
  Southern Co.                        28,300         668,588
  Texas Utilities Co.                  9,500         331,313
  Unicom Corp.                         9,600         290,400
  Union Electric Co.                   6,100         227,988
                                                ------------
                                                   8,548,520
                                                ------------
FINANCE -- 3.4%
  Beneficial Corp.                     4,200         219,450
  Dean Witter Discover & Co.           9,011         506,869
  Federal Home Loan
    Mortgage Corp.                     8,100         559,913
  Federal National Mortgage
    Association                       12,300       1,273,050
  Golden West Financial Corp.          4,500         227,250
  Great Western Financial Corp.        9,700         230,375
  H.F. Ahmanson & Co.                  8,900         225,838
  Household International, Inc.        5,300         328,600
  J.P. Morgan & Co., Inc.              7,600         588,050
  Merrill Lynch & Co., Inc.            8,700         543,750
  Salomon, Inc.                        6,700         256,275
  Travelers Group, Inc.               15,647         831,247
  Wachovia Corp.                       5,300         228,563
                                                ------------
                                                   6,019,230
                                                ------------
FOOD AND AGRICULTURE -- 2.8%
  Archer-Daniels-Midland Co.          22,230         341,786
  C.P.C. International, Inc.           6,100         402,600
  Campbell Soup Co.                   10,200         512,550
  Conagra, Inc.                        9,800         388,325
  Fleming Cos., Inc.                   1,700          40,800
  General Mills, Inc.                  6,500         362,375
  H.J. Heinz Co.                      10,700         489,525
  Hershey Foods Corp.                  2,700         173,813
  Kellogg Co.                          8,900         644,138
  Pioneer HI Bred
    International, Inc.                1,300          59,800
  Quaker Oats Co.                      5,400         178,875
  Ralcorp Holdings, Inc.               2,033**        48,030
  Ralston Purina Group                 4,000         231,500
  Sara Lee Corp.                      20,400         606,900
  Sysco Corp.                          7,700         209,825
  W.M. Wrigley Jr., Co.                4,600         232,300
                                                ------------
                                                   4,923,142
                                                ------------
INSURANCE -- 3.5%
  Aetna Life & Casualty Co.            4,300         315,513
  Alexander & Alexander
    Services, Inc.                     1,900          46,075
  Allstate Corp.                      19,189         678,811
  American General Corp.               8,800         328,900
  American International
    Group, Inc.                       19,962       1,696,770
  Chubb Corp.                          2,700         259,200
  Cigna Corp.                          2,600         270,725
  General Re Corp.                     2,800         422,800
  Jefferson Pilot Corp.                2,250         144,563
  Lincoln National Corp.               3,500         164,938
  Marsh & Mc Lennan Cos., Inc.         2,400         210,900
  Providian Corp.                      3,700         153,550
  Safeco Corp.                         2,000         131,250
  St. Paul Cos., Inc.                  3,000         175,125
  Torchmark Corp.                      3,300         139,013
  Transamerica Corp.                   2,400         171,000
  U.S. Life Corp.                      1,275          37,294
  U.S.F. & G. Corp.                    4,200          81,375
  United Healthcare Corp.              7,400         361,675
  UNUM Corp.                           4,700         247,925
  US Healthcare, Inc.                  6,600         233,475
                                                ------------
                                                   6,270,877
                                                ------------
MACHINERY AND HEAVY EQUIPMENT -- 0.4%
  Caterpillar, Inc.                    8,800         500,500
  Deere & Co.                          2,500         203,438
  Giddings & Lewis, Inc.               1,600          27,900
  Mc Dermott International, Inc.       2,600          51,350
                                                ------------
                                                     783,188
                                                ------------
MANUFACTURING -- 1.2%
  AlliedSignal, Inc.                  11,300         498,613
  Avery Dennison Corp.                 2,500         105,000
  Masco Corp.                          8,600         236,500
  Millipore Corp.                      2,400          90,000
  Minnesota Mining &
    Manufacturing Co.                 17,600         994,400
  Nacco Industries, Inc.                 500          29,688
  National Service Industries,
    Inc.                               2,300          67,275
  Whitman Corp.                        4,800          99,000
                                                ------------
                                                   2,120,476
                                                ------------
MEDIA -- 0.9%
  Gannett Co., Inc.                    5,600         305,900
  King World Productions, Inc.         1,600**        58,600
  Knight-Ridder, Inc.                  2,300         134,838
  New York Times Co.                   4,700         128,663
  Telecommunications Inc.              8,225         220,019

                See accompanying notes to financial statements.

                             INDEX EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
COMMON STOCKS (CONTINUED)
MEDIA (CONTINUED)
  Time-Warner, Inc.                   16,500    $    655,875
  Tribune Co.                          2,200         146,025
                                                ------------
                                                   1,649,920
                                                ------------
MEDICAL AND MEDICAL SERVICES -- 0.1%
  Beverly Enterprises, Inc.            3,800          52,250
  Tenet Healthcare Corp.               8,800         152,900
                                                ------------
                                                     205,150
                                                ------------
MEDICAL INSTRUMENTS AND SUPPLIES -- 1.1%
  Bausch & Lomb, Inc.                  2,800         115,850
  Baxter International, Inc.          11,600         477,050
  Becton, Dickinson & Co.              2,200**       138,325
  Biomet, Inc.                         5,400          93,150
  Boston Scientific Corp.              6,500         277,063
  C.R. Bard, Inc.                      2,500          76,250
  Medtronic, Inc.                      9,400         505,250
  Perkin Elmer Corp.                   2,000          71,250
  St. Jude Medical, Inc.               2,100         132,825
                                                ------------
                                                   1,887,013
                                                ------------
METALS AND MINING -- 1.3%
  Alcan Aluminum, Ltd.                 9,000         291,375
  Aluminum Co. of America              6,900         364,838
  ASARCO, Inc.                         1,900          59,850
  Barrick Gold Corp.                  14,500         375,188
  Cyprus Amax Minerals Co.             4,350         122,344
  Echo Bay Mines, Ltd.                 5,200          56,550
  Homestake Mining Co.                 6,500         110,500
  Inco, Ltd.                           5,600         191,800
  Newmont Mining Corp.                 3,192         135,660
  Phelps Dodge Corp.                   2,300         144,038
  Placer Dome, Inc.                    9,300         244,125
  Reynolds Metals Co.                  2,000         115,500
  Santa Fe Pacific Gold Corp.          5,551**        70,081
                                                ------------
                                                   2,281,849
                                                ------------
OIL DOMESTIC -- 1.6%
  Ashland, Inc.                        2,800          93,450
  Atlantic Richfield Co.               7,000         751,625
  Burlington Resources, Inc.           1,000          38,750
  Kerr-McGee Corp.                     2,300         127,650
  Louisiana Land &
    Exploration Co.                    1,500          53,438
  Occidental Petroleum Corp.          13,300         292,600
  Pennzoil Co.                         2,100          92,138
  Phillips Petroleum Co.              10,900         354,250
  Rowan Cos., Inc.                     3,500**        26,250
  Santa Fe Energy
    Resources, Inc.                    3,980          37,810
  Sun Co., Inc.                        2,600          66,950
  Tenneco, Inc.                        7,300         337,625
  Unocal Corp.                         9,400         267,900
  Western Atlas, Inc.                  2,200**       104,225
  Williams Cos., Inc.                  4,557         177,723
                                                ------------
                                                   2,822,384
                                                ------------
OIL INTERNATIONAL -- 4.9%
  Amerada Hess Corp.                   3,300         160,463
  Amoco Corp.                         21,400       1,372,275
  Chevron Corp.                       27,500       1,337,188
  Exxon Corp.                         47,200       3,410,200
  Mobil Corp.                         17,500       1,743,438
  Texaco, Inc.                        10,500         678,563
                                                ------------
                                                   8,702,127
                                                ------------
PAPER AND FOREST PRODUCTS -- 1.8%
  Boise Cascade Corp.                  1,700          68,638
  Champion International, Inc.         3,400         183,175
  Crown Vantage, Inc.                    380           8,336
  Federal Paper Board, Inc.            1,900          72,913
  Georgia Pacific Corp.                3,400         297,500
  International Paper Co.             10,800         453,600
  James River Corp.                    3,800         121,600
  Kimberly Clark Corp.                 6,600         443,025
  Louisiana-Pacific Corp.              5,100         123,038
  Mead Corp.                           2,800         164,150
  Potlatch Corp.                       1,200          49,050
  Scott Paper Co.                      5,500         266,750
  Stone Container Corp.                4,086          77,634
  Temple Inland, Inc.                  2,600         138,450
  Union Camp Corp.                     2,500         144,063
  Westvaco Corp.                       3,200         146,000
  Weyerhaeuser Co.                     9,000         410,625
                                                ------------
                                                   3,168,547
                                                ------------
PERSONAL SERVICES -- 0.1%
  H&R Block, Inc.                      6,000         228,000
                                                ------------
PHOTOGRAPHIC EQUIPMENT -- 0.5%
  Eastman Kodak Co.                   14,100         835,425
  Polaroid Corp.                       2,100          83,475
                                                ------------
                                                     918,900
                                                ------------
PRODUCER GOODS -- 3.4%
  Briggs & Stratton Corp.              1,400          56,350
  Cincinnati Milacron, Inc.            1,600          50,400
  Cooper Industries, Inc.              6,500         229,125

                See accompanying notes to financial statements.

                             INDEX EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
COMMON STOCKS (CONTINUED)
PRODUCER GOODS (CONTINUED)
  Crane Co.                            1,350    $     46,575
  Dover Corp.                          4,000         153,000
  General Electric Co.                60,300       3,844,125
  Harnischfeger Industries, Inc.       1,376          45,924
  Illinois Tool Works, Inc.            4,800         282,600
  Ingersoll Rand Co.                   3,900         146,250
  Paccar, Inc.                         1,800          84,150
  Pall Corp.                           5,366         124,760
  Parker-Hannifin Corp.                3,450         131,100
  Raychem Corp.                        1,900          85,500
  Snap ON, Inc.                        2,000          76,000
  Stanley Works                        1,900          82,413
  Timken Co.                           1,300          55,413
  Trinova Corp.                        1,200          40,500
  Tyco International, LTD.             2,900         182,700
  Varity Corp.                         1,490**        66,305
  W.W. Grainger, Inc.                  1,600          96,600
  Worthington Industries, Inc.         4,200          77,175
  Zurn Industries, Inc.                  500          12,688
                                                ------------
                                                   5,969,653
                                                ------------
PUBLISHING -- 0.8%
  American Greetings Corp.             3,400         103,700
  Dow Jones & Co., Inc.                3,700         136,438
  Dun & Bradstreet Corp.               8,500         491,938
  Mc Graw Hill Companies, Inc.         1,600         130,800
  Meredith Corp.                       1,200          47,700
  R.R. Donnelly & Sons, Inc.           6,400         249,600
  Times Mirror Co.                     6,000         172,500
                                                ------------
                                                   1,332,676
                                                ------------
RAILROADS AND SHIPPING -- 1.1%
  Burlington Northern
    Santa Fe Corp.                     5,748         416,730
  C.S.X. Corp.                         4,000         336,500
  Consolidated Rail Corp.              2,900         199,375
  Norfolk Southern Corp.               4,900         366,275
  Union Pacific Corp.                  8,700         576,375
                                                ------------
                                                   1,895,255
                                                ------------
RESTAURANTS -- 0.8%
  Darden Restaurants                   8,500          97,750
  Luby's Cafeterias, Inc.              1,150          24,725
  Mc Donald's Corp.                   29,000       1,109,250
  Ryan's Family Steak
    Houses, Inc.                       2,700**        21,263
  Shoney's, Inc.                       1,900**        20,900
  Wendy's International, Inc.          4,800         101,400
                                                ------------
                                                   1,375,288
                                                ------------
RETAIL MERCHANDISING -- 4.4%
  Albertsons, Inc.                    11,200         382,200
  American Stores Co.                  6,200         175,925
  Brunos Inc.                            107           1,221
  Circuit City Stores, Inc.            4,500         142,313
  Dayton Hudson Corp.                  2,400         182,100
  Dillard Department Stores, Inc.      5,400         172,125
  Giant Food, Inc.                     2,800          87,850
  Great Atlantic & Pacific
    Tea Co., Inc.                      1,700          47,600
  Harcourt General, Inc.               3,500         146,563
  Hasbro, Inc.                         4,200         130,725
  J.C. Penney Co., Inc.                9,500         471,438
  Jostens, Inc.                        2,100          49,350
  K Mart Corp.                        19,000         275,500
  Kroger Co.                           5,500**       187,688
  Longs Drug Stores, Inc.                800          33,200
  Lowe's Companies, Inc.               6,800         204,000
  Mattel, Inc.                         8,362         245,634
  May Department Stores Co.           10,300         450,625
  Melville Corp.                       5,900         203,550
  Mercantile Stores Co., Inc.          1,700          76,500
  Nordstrom, Inc.                      2,800         116,900
  Pep Boys-Manny, Moe & Jack           2,900          78,663
  Price Costco, Inc.                   7,238**       123,951
  Rite Aid Corp.                       4,000         112,000
  Sears, Roebuck & Co.                14,700         542,063
  Super Valu, Inc.                     3,400          99,875
  T.J.X. Cos., Inc.                    3,500          41,563
  Tandy Corp.                          2,000         121,500
  Toys "R" Us, Inc.                    6,300**       170,100
  Wal-Mart Stores, Inc.               91,600       2,278,550
  Walgreen Co.                         8,800         246,400
  Winn-Dixie Stores, Inc.              2,700         160,988
  Woolworth Corp.                      6,200          97,650
                                                ------------
                                                   7,856,310
                                                ------------
SOAPS AND COSMETICS -- 2.8%
  Alberto-Culver Co.                   1,200          36,600
  Avon Products, Inc.                  2,200         157,850
  Clorox Co.                           2,500         178,438
  Colgate-Palmolive Co.                5,400         359,775
  Dial Corp.                           4,300         106,425

                See accompanying notes to financial statements.

                             INDEX EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
COMMON STOCKS (CONTINUED)
SOAPS AND COSMETICS (CONTINUED)
  Gillette Co.                        19,500    $    928,688
  International Flavors &
    Fragrances, Inc.                   3,700         178,525
  Procter & Gamble Co.                28,416       2,188,032
  Unilever N.V.                        6,100         793,000
                                                ------------
                                                   4,927,333
                                                ------------
STEEL -- 0.2%
  Armco, Inc.                          5,100**        33,150
  Bethlehem Steel Corp.                5,000**        70,625
  Inland Steel Industries, Inc.        2,100**        47,775
  Nucor Corp.                          3,300         147,675
  USX-US Steel Group, Inc.             3,500         108,500
                                                ------------
                                                     407,725
                                                ------------
TELECOMMUNICATIONS -- 9.1%
  Airtouch Communications, Inc.       21,300         652,313
  Alltel Corp.                         7,800         233,025
  Ameritech Corp.                     23,100       1,204,088
  AT&T Corp.                          65,720       4,321,090
  Bell Atlantic Corp.                 18,400       1,129,300
  Bellsouth Corp.                     20,900       1,528,313
  G.T.E. Corp.                        39,900       1,566,075
  MCI Communications Corp.            27,600         719,325
  Northern Telecom, Ltd.               9,900         352,688
  NYNEX Corp.                         17,700         845,175
  Pacific Telesis Group               17,700         544,275
  SBC Communications, Inc.            25,600       1,408,000
  Sprint Corp.                        14,900         521,500
  U.S. West, Inc.                     19,500         918,938
                                                ------------
                                                  15,944,105
                                                ------------
TIRES AND RUBBER -- 0.2%
  Cooper Tire & Rubber Co.             4,000          97,000
  Goodyear Tire & Rubber Co.           6,300         248,063
                                                ------------
                                                     345,063
                                                ------------
TOBACCO -- 2.0%
  American Brands, Inc.                7,600         321,100
  Philip Morris Cos., Inc.            36,000       3,006,000
  U.S.T., Inc.                         8,400         240,450
                                                ------------
                                                   3,567,550
                                                ------------
TRAVEL AND RECREATION -- 1.0%
  Bally Entertainment Corp.            2,200**        23,925
  Fleetwood Enterprises, Inc.          2,200          43,725
  Harrahs Entertainment Inc.           3,800         111,150
  Hilton Hotels Corp.                  1,500          95,813
  Marriott International, Inc.         4,800         179,400
  Promus Hotel Corp.                   2,900**        65,975
  Walt Disney Co.                     21,800       1,250,775
                                                ------------
                                                   1,770,763
                                                ------------
TRUCKING AND FREIGHT -- 0.2%
  Consolidated Freightways, Inc.       1,800          44,550
  Pittston Services Group              2,000          54,250
  Roadway Services, Inc.               1,800          89,550
  Ryder System, Inc.                   3,600          91,350
  Yellow Corp.                         1,100          15,125
                                                ------------
                                                     294,825
                                                ------------
WASTE MANAGEMENT -- 0.5%
  Browning-Ferris Industries,
    Inc.                               8,700         264,263
  Rollins Environmental
    Services, Inc.                     2,800          13,650
  WMX Technologies, Inc.              20,800         592,800
                                                ------------
                                                     870,713
                                                ------------
TOTAL COMMON STOCK
  (Cost $133,133,449)                            173,589,043
                                                ------------
PREFERRED STOCK -- 0.0%
MANUFACTURING
  Teledyne, Inc. Preferred               80            1,110
                                                ------------
  (Cost $756)
                                      PAR
                        MATURITY     (000)
                        ---------  ---------
U.S. TREASURY BILLS -- 0.7%
    5.215%              12/21/95   $   1,300***    1,284,746
  (Cost $1,284,746)                             ------------

AGENCY OBLIGATIONS -- 1.3%
  Federal Home Loan Bank
    Discount Notes
    6.30%               10/02/95       2,375       2,374,584
  (Cost $2,374,584)                             ------------

                See accompanying notes to financial statements.

                             INDEX EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
TEMPORARY INVESTMENTS -- 0.0%
  Smith Barney Money
    Market Fund
  (Cost $5,181)                        5,181    $      5,181
                                                ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $136,798,716*)                 99.9%     177,254,664
OTHER ASSETS IN EXCESS OF
  LIABILITIES                           0.1%         215,126
                                      ------    ------------
NET ASSETS(Applicable to
  8,056,999 Institutional shares,
  4,531,249 Service shares and
  478,864 Series A Investor
  shares outstanding)                 100.0%    $177,469,790
                                      ======    ============
NET ASSET VALUE AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE AND SERIES A
  INVESTOR SHARE
  ($177,469,790 / 13,067,112)                         $13.58
                                                      ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE
  SHARE
  ($6,500,597 / 478,864)                              $13.58
                                                      ======
MAXIMUM OFFERING PRICE PER
  SERIES A INVESTOR SHARE
  ($13.58 / .955)                                     $14.22
                                                      ======

---------------
  * Cost for Federal income tax purposes is $136,871,778. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation             $42,858,561
    Gross unrealized depreciation              (2,475,675)
                                              -----------
                                              $40,382,886
                                              ===========

 ** Non-income producing security.

*** Principal amount of securities pledged as initial margin requirement of $160,000 on 16 Standard & Poor's 500 Stock Index futures contracts expiring December 1995.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                        SMALL CAP VALUE EQUITY PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
COMMON STOCKS -- 95.4%
AEROSPACE -- 0.3%
  Coltec Industries, Inc.            53,900     $    646,800
                                                ------------
BANKS -- 9.4%
  Albank Financial Corp.             81,600        2,448,000
  Amfed Financial, Inc.              82,170        2,588,355
  Bankatlantic Bancorp, Inc.        101,250        1,936,406
  Banknorth Group, Inc.              90,200        2,999,150
  Commerce Bancorp, Inc.            198,100        4,729,637
  Long Island Bancorp, Inc.         136,400        3,341,800
  Mercantile Bankshares Corp.        46,950        1,279,388
  Security Capital Corp.              8,200          436,650
  Southern National Corp.            73,805        1,937,381
  Standard Federal Bancorp.          51,300        2,000,700
                                                ------------
                                                  23,697,467
                                                ------------
CHEMICALS -- 5.9%
  Arcadian Corp.                    126,600**      2,579,475
  Bush Boake Allen, Inc.            135,900**      3,839,174
  IMC Global, Inc.                   48,000        3,042,000
  LSB Industries, Inc.              100,000          512,500
  Vigoro Corp.                       91,100        3,848,975
  WD-40 Co.                          25,600        1,081,600
                                                ------------
                                                  14,903,724
                                                ------------
COMPUTER & OFFICE EQUIPMENT -- 5.7%
  AST Research, Inc.                136,559**      1,365,590
  Bell Micro Products               216,000**      2,484,000
  Conner Peripherals, Inc.          193,000**      3,208,624
  DH Technology, Inc.               110,000**      3,520,000
  GBC Technologies, Inc.            275,700**      2,067,750
  Nu-Kote Holdings, Inc.             85,800**      1,866,150
                                                ------------
                                                  14,512,114
                                                ------------
COMPUTER SOFTWARE & SERVICES -- 1.9%
  Computer Horizons Corp.           243,000**      4,860,000
                                                ------------
CONSTRUCTION -- 2.0%
  Beazer Homes USA, Inc.            170,400        2,875,500
  BMC West Corp.                    161,850**      2,265,900
                                                ------------
                                                   5,141,400
                                                ------------
CONTAINERS -- 1.1%
  Brockway Standard Holdings        156,800**      2,704,800
                                                ------------
ELECTRONICS -- 9.6%
  Belden, Inc.                       95,400        2,504,250
  Cable Design Technologies         150,700**      4,521,000
  Franklin Electronic
    Publishers, Inc.                 76,000**      2,992,500
  Holophane Corp.                   125,800        3,459,500
  Lattice Semiconductor Corp.       137,500**      5,585,937
  Mark IV Industries, Inc.          111,342        2,477,360
  Marshall Industries                69,100**      2,608,525
                                                ------------
                                                  24,149,072
                                                ------------
ENTERTAINMENT & LEISURE -- 1.7%
  King World Productions, Inc.       62,700**      2,296,388
  Royal Caribbean Cruises Ltd.       86,400        2,095,200
                                                ------------
                                                   4,391,588
                                                ------------
FOOD & AGRICULTURE -- 3.3%
  Arkansas Best Corp.                70,000          831,250
  Daka International, Inc.          184,400**      6,039,100
  Sanderson Farms, Inc.             121,500        1,473,188
                                                ------------
                                                   8,343,538
                                                ------------
FURNITURE -- 0.9%
  Ethan Allen Interiors, Inc.       103,200**      2,218,800
                                                ------------
GLASS -- 1.4%
  Libbey, Inc.                      146,700        3,502,463
                                                ------------
INSURANCE -- 12.3%
  American Travellers Corp.          54,100**      1,007,613
  Baldwin & Lyons, Inc.              99,900        1,523,475
  Commerce Group, Inc.              134,900        2,647,413
  First Colony Corp.                 75,000        2,025,000
  Harleysville Group, Inc.           75,195        2,237,051
  Life USA Holding, Inc.            236,400**      2,127,600
  National Re Corp.                  77,000        2,723,875
  Partner Holdings, Ltd.             32,700          809,325
  Paul Revere Corp.                  70,000        1,321,250
  Penncorp Financial Group, Inc.    137,900        3,292,363
  Physician Corporation of
    America                         107,600        1,694,700
  Pxre Corp.                         93,600        2,550,600
  State Auto Financial Corp.        128,800        2,898,000
  United Fire & Casualty Co.         46,200        1,709,400
  United Wisconsin Services, Inc.    60,800        1,451,600
  W.R. Berkley Co.                   24,500        1,111,688
                                                ------------
                                                  31,130,953
                                                ------------
JEWELRY -- 0.7%
  North American Watch Corp.        100,200        1,816,125
                                                ------------
MACHINERY & HEAVY EQUIPMENT -- 12.1%
  Alamo Group, Inc.                 132,500        2,385,000
  Anthony Industries, Inc.          150,790        2,846,161
  BW/IP, Inc.                       135,400        2,420,275
  CMI Corp.                         337,000**      2,190,500
  DT Industries Inc.                 62,500          859,375

                See accompanying notes to financial statements.

                        SMALL CAP VALUE EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                    -------     ------------
COMMON STOCKS (CONTINUED)
MACHINERY & HEAVY EQUIPMENT (CONTINUED)
  Harmon Industries, Inc.           151,300     $  2,156,025
  Lydall, Inc.                      190,000**      4,726,249
  Pentair, Inc.                      76,700        3,451,500
  Plantronics, Inc.                 130,300**      4,739,662
  US Can Corp.                      182,600**      2,442,275
  Velcro Industries N.V.             35,900        2,302,088
                                                ------------
                                                  30,519,110
                                                ------------
MEDICAL & MEDICAL SERVICES -- 1.5%
  Mariner Health Group, Inc.        170,000**      2,401,250
  North American Biology, Inc.      180,000**      1,485,000
                                                ------------
                                                   3,886,250
                                                ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.0%
  Beckman Instruments, Inc.          81,800        2,474,450
                                                ------------
METAL & MINING -- 3.8%
  Mueller Industries, Inc.           65,000**      3,371,875
  Rouge Steel Co.                   110,000        2,557,500
  Wolverine Tube, Inc.              100,000**      3,787,500
                                                ------------
                                                   9,716,875
                                                ------------
MOTOR VEHICLES -- 2.8%
  A.O. Smith Corp.                   90,000        2,328,750
  Masland Corp.                     173,700        2,583,788
  Stant Corp.                        50,400          504,000
  TBC Corp.                         166,100**      1,598,713
                                                ------------
                                                   7,015,251
                                                ------------
PAPER & FOREST PRODUCTS -- 2.8%
  Caraustar Industries, Inc.        159,000        3,180,000
  Chesapeake Corp.                   85,100        3,074,238
  CSS Industries, Inc.               31,900**        733,700
                                                ------------
                                                   6,987,938
                                                ------------
RETAIL MERCHANDISING -- 7.6%
  Bombay Company, Inc.              321,000**      2,608,125
  Fingerhut Companies, Inc.         148,700        2,397,787
  Fred's, Inc.                      164,500        1,398,250
  J. Baker, Inc.                    167,000        1,356,875
  Lillian Vernon Corp.               87,600        1,171,650
  Nine West Group, Inc.              61,000**      2,775,500
  Roberds, Inc.                     114,800**      1,435,000
  Stop & Shop Companies, Inc.        95,600**      2,234,650
  Value City Department
    Stores, Inc.                    139,600**      1,029,550
  Vons Companies Inc.               114,000**      2,707,500
                                                ------------
                                                  19,114,887
                                                ------------
SANITARY SERVICES -- 0.4%
  Dames & Moore, Inc.                64,800        1,036,800
                                                ------------
TEXTILES -- 5.3%
  CHIC By H.I.S., Inc.              178,000**      1,424,000
  Cone Mills Corp.                  205,500**      2,748,562
  Crown Crafts, Inc.                144,000        1,872,000
  Jones Apparel Group, Inc.          93,300**      3,323,813
  Phillips-Van Heusen Corp.         231,400        2,661,100
  Spring Industries, Inc.            36,000        1,413,000
                                                ------------
                                                  13,442,475
                                                ------------
TOBACCO -- 0.9%
  Universal Corp.                   105,300        2,369,250
                                                ------------
TRANSPORTATION -- 1.0%
  Midwest Express Holdings          107,900        2,427,750
                                                ------------
TOTAL COMMON STOCKS
  (Cost $191,233,191)                            241,009,880
                                                ------------
TEMPORARY INVESTMENTS -- 4.5%
  Smith Barney Money
    Market Fund
  (Cost $11,333,839)           11,333,839         11,333,839
                                                ------------

                See accompanying notes to financial statements.

                        SMALL CAP VALUE EQUITY PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                                   VALUE
                                                ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $202,567,030*)                99.9%     $252,343,719
OTHER ASSETS IN EXCESS OF
  LIABILITIES                          0.1%          343,767
                                     ------     ------------
NET ASSETS (Applicable to
  11,105,824 Institutional
  shares, 4,047,966 Service
  shares, 1,424,503 Series A
  Investor shares and 98,118
  Series B Investor shares
  outstanding)                       100.0%     $252,687,486
                                     ======     ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($168,334,030 / 11,105,824)                         $15.16
                                                      ======
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SERVICE SHARE
  ($61,313,371 / 4,047,966)                           $15.15
                                                      ======
NET ASSET VALUE AND REDEMPTION PRICE PER
  SERIES A INVESTOR SHARE
  ($21,562,824 / 1,424,503)                           $15.14
                                                      ======
MAXIMUM OFFERING PRICE PER SERIES A INVESTOR
  SHARE
  ($15.14 / .955)                                     $15.85
                                                      ======
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE (SUBJECT TO A MAXIMUM
  CONTINGENT DEFERRED SALES CHARGE OF 5.0%)
  PER SERIES B INVESTOR SHARE
  ($1,477,261 / 98,118)                               $15.06
                                                      ======

-----
 * Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation                $ 63,368,152
   Gross unrealized depreciation                 (13,591,463)
                                                ------------
                                                $ 49,776,689
                                                ============

** Non-income producing security.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                         INTERNATIONAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                 NUMBER
                                OF SHARES        VALUE
                               -----------    ------------
COMMON STOCKS -- 88.7%
ARGENTINA -- 0.1%
  Cia Interamericana de
    Automovil                       60,493**  $    235,946
                                              ------------
AUSTRALIA -- 1.5%
  Australia & New Zealand
    Banking Group                1,544,500       6,614,400
  Orbital Engine Ltd.              244,300         276,780
                                              ------------
                                                 6,891,180
                                              ------------
AUSTRIA -- 0.8%
  OMEV AG                           38,900       3,620,856
                                              ------------
BELGIUM -- 0.6%
  Tessenderlo Chemie                 7,400       2,690,565
                                              ------------
DENMARK -- 0.9%
  Teledanmark Series 'B'            78,000       4,030,117
                                              ------------
FINLAND -- 0.3%
  Kymmene Corp.                     45,000       1,389,539
                                              ------------
FRANCE -- 6.4%
  Bouygues                           6,500         747,233
  Bouygues Voting Rights               352**         6,903
  Christian Dior SA                 15,800       1,407,190
  Cie de St. Gobain                 16,600       2,022,951
  Credit Local de France            44,700       3,596,155
  Lafarge-Coppee SA                 57,200       3,761,828
  Marine Wendel                     43,090       3,395,739
  Seita                            159,000       5,780,644
  Sylea                             41,500       3,691,886
  UAF                               39,900       4,092,515
                                              ------------
                                                28,503,044
                                              ------------
GERMANY -- 2.9%
  Bankgesellschaft Berlin AG        12,150       3,357,763
  Bayer AG                           8,110       2,070,481
  Mannesmann                        17,650       5,770,549
  Plettac AG                         5,460       1,447,800
                                              ------------
                                                12,646,593
                                              ------------
HONG KONG -- 3.6%
  CDL Hotels                     2,021,000         914,929
  Cheung Kong                    1,045,000       5,690,514
  HSBC Holdings PLC                614,000       8,537,484
  South China Morning Post       1,708,000       1,010,723
                                              ------------
                                                16,153,650
                                              ------------
ITALY -- 2.3%
  Pirelli SPA                    3,000,000**     4,126,394
  Saipem SPA                       868,800       1,964,758
  Sasib SPA                        260,300       1,236,989
  Telecom Italia Mobile SPA      1,820,000**     3,033,333
                                              ------------
                                                10,361,474
                                              ------------
JAPAN -- 40.1%
  Bridgestone Corp.                447,000       6,630,575
  Calsonic                         329,000       2,529,748
  Chiba Bank                       447,000       3,766,347
  Daicel Chemical                  563,000       3,238,244
  Daiwa House Industry             255,000       4,014,127
  DDI Corp.                          1,050       8,667,003
  East Japan Railway Co.               760       3,757,820
  Fuji Photo Film Co.              269,000       6,704,642
  Horiba                           227,000       2,565,489
  Inax                             277,000       2,764,410
  Ito-Yokado Co. Ltd.              141,000       7,796,973
  Jusco Co.                        104,000       2,487,185
  Kao Corp.                        168,000       2,085,166
  Komatsu Ltd.                     533,000       4,281,211
  Maruco Co. Ltd.                   46,800       2,880,727
  Matsushita Electric
    Industrial Co.                 401,000       6,150,555
  Mitsubishi Chemical Corp.        800,000       3,874,874
  Mitsubishi Electric Corp.        550,000       4,301,211
  Mitsubishi Estate Co. Ltd.       562,000       6,294,854
  Mitsubishi Heavy
    Industries Ltd.              1,054,000       8,083,148
  Mitsubishi Materials Corp.       885,000       4,349,092
  Mitsubishi Motors                587,000       4,934,117
  Nishimatsu Construction          540,000       6,593,340
  Mos Food Services                117,000       3,010,595
  NEC Corp.                        220,000       3,063,572
  Nissan Motor Co. Ltd.            967,000       6,967,084
  NTT Data Communications
    Systems Co.                      2,300       5,361,251
  Ricoh Co.                        502,000       5,025,066
  Rinnai Corp.                     164,000       3,607,669
  Sankyo Pachinko                   62,660       3,812,712
  Sanyo Shinpan Finance Co.         48,700       3,577,558
  Sekisui Chemical Co.             357,000       4,539,051
  Sumitomo Marine & Fire
    Insurance Co.                  866,000       6,562,725
  Suzuki Motor Co. Ltd.            386,000       4,167,709
  TDK Corp.                         82,000       4,219,980
  Teijin Ltd.                      452,000       2,166,498
  Toda Construction Co.            416,000       3,597,497

                See accompanying notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                 NUMBER
                                OF SHARES        VALUE
                               -----------    ------------
COMMON STOCKS (CONTINUED)
JAPAN (CONTINUED)
  Tokio Marine & Fire
    Insurance Co.                  770,000    $  8,313,824
  Tokushu Paper Manufacturing
    Co. Ltd.                           500           4,465
  Yamanashi Chuo Bank              134,000       1,406,256
  Yamato Transport Co. Ltd         108,000       1,220,585
                                              ------------
                                               179,374,955
                                              ------------
MALAYSIA -- 2.5%
  Edaran Otomobil
    Nasional Bhd.                  265,000       2,121,013
  Malaysian International
    Shipping Corp. Ltd.          1,811,000       5,444,610
  The New Straits Times
    Press Bhd.                   1,312,000       3,709,314
                                              ------------
                                                11,274,937
                                              ------------
NETHERLANDS -- 4.9%
  DSM Chemicals                     71,100       5,700,431
  Fortis Amev NV                   111,900       6,519,057
  Hollandsche Beton Groep NV        27,500       4,138,308
  Internationale Nederlanden
    Groep CVA                       58,000       3,364,471
  KBB                               27,400       2,001,748
                                              ------------
                                                21,724,015
                                              ------------
NEW ZEALAND -- 0.9%
  Air New Zealand Ltd.           1,188,000       4,024,552
  Fisher & Paykel Ltd.              15,000          46,375
                                              ------------
                                                 4,070,927
                                              ------------
NORWAY -- 0.4%
  Helikopter Service               112,000       1,613,499
                                              ------------
PORTUGAL -- 0.5%
  Espirito Santo Financial
    Holdings -- ADR                179,400       2,107,950
                                              ------------
SPAIN -- 2.1%
  Acesa                             85,500         837,015
  Asturiana de Zinc                136,000**     1,397,411
  Repsol SA ADR                    120,000       3,810,000
  Sevillana de Electricidad        105,060         681,700
  Telefonica de Espana ADR          69,000       2,854,875
                                              ------------
                                                 9,581,001
                                              ------------
SWEDEN -- 1.4%
  Cardo AB                         115,000**     1,932,648
  Svenska Kullager Fabriken
    AB 'B' Free                    204,000       4,502,467
                                              ------------
                                                 6,435,115
                                              ------------
SWITZERLAND -- 4.3%
  Baloise Holding Ltd.               1,893       4,158,281
  Ciba-Geigy AG                     10,578       8,471,182
  Merkur Holding AG                 12,380       2,847,946
  Sulzer AG                          6,680       3,674,202
                                              ------------
                                                19,151,611
                                              ------------
UNITED KINGDOM -- 12.2%
  Albert Fisher                  6,254,000       5,233,785
  Bank of Ireland                1,125,000       7,087,736
  Bass PLC                         464,000       4,688,998
  B.A.T. Industries                852,901       7,124,205
  British Gas                    1,535,000       6,435,096
  Cable & Wireless PLC             100,000         658,443
  MFI Furniture PLC              1,800,000       3,836,970
  Powerscreen International        752,000       4,274,669
  Scottish Hydro-Electric PLC      620,000       3,367,691
  Severn Trent PLC                 176,000       1,645,192
  T & N PLC                        895,000       2,529,637
  Tomkins PLC                    1,440,000       5,729,875
  Yorkshire Water PLC              231,000       2,274,210
                                              ------------
                                                54,886,507
                                              ------------
TOTAL COMMON STOCKS
  (Cost $389,583,563)                          396,743,481
                                              ------------
PREFERRED STOCK -- 2.8%
GERMANY
  GEA AG                            13,225       4,607,885
  Henkel KGAA                       10,000       3,799,062
  Spar Handels AG                   16,900       4,232,981
                                              ------------
TOTAL PREFERRED STOCK
  (Cost $11,287,996)                            12,639,928
                                              ------------

                See accompanying notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                  LOCAL
                                CURRENCY         VALUE
                               -----------    ------------
INVESTMENTS IN CURRENCY -- 8.5%
  Australian Dollar                 51,151    $     38,635
  Austrian Schilling                 4,714             469
  Belgian Franc                 26,274,858         894,920
  British Pound Sterling         2,205,119       3,481,882
  Danish Krone                           1               0
  Finnish Mark                         700             164
  French Franc                   4,645,640         943,565
  German Deutche Mark            1,201,037         840,297
  Hong Kong Dollar              56,254,218       7,276,260
  Italian Lira                  32,421,190          20,087
  Japanese Yen                  67,967,953         685,852
  Malaysian Ringgit             15,914,026       6,336,967
  Netherland Guilder             5,874,516       3,668,134
  New Zealand Dollar                37,996          24,994
  Norwegian Krone                  351,308          55,923
  Singapore Dollar               4,428,666       3,114,830
  Spanish Peseta                 3,339,338          27,017
  Swedish Krona                 64,948,221       9,369,063
  Swiss Franc                    1,343,921       1,162,263
                                              ------------
TOTAL INVESTMENTS IN CURRENCY
  (Cost $37,377,206)                            37,941,322
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $438,248,765*)              100.0%    $447,324,731
                                    ======    ============

-------------
 * Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation              $ 22,268,098
   Gross unrealized depreciation               (13,192,132)
                                              ------------
                                              $  9,075,966
                                              ============

** Non-income producing security.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                         INTERNATIONAL EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1995

-------------------------------------------------------------------------------------------------

ASSETS
  Investments at value (Cost $438,248,765)......................................    $ 447,324,731
  Cash..........................................................................       28,035,815
  Dividends and interest receivable.............................................        1,781,121
  Investments sold receivable...................................................        5,744,759
  Capital shares sold receivable................................................        1,735,490
  Foreign currency contracts receivable.........................................           70,118
  Other.........................................................................           15,379
                                                                                     ------------
          TOTAL ASSETS..........................................................      484,707,413
                                                                                     ------------
LIABILITIES
  Investments purchased payable.................................................       46,529,469
  Capital shares redeemed payable...............................................          242,443
  Accrued expenses payable......................................................          510,233
                                                                                     ------------
          TOTAL LIABILITIES.....................................................       47,282,145
                                                                                     ------------
NET ASSETS (Applicable to 23,563,626 Institutional shares, 8,008,186 Service shares, 1,338,381 Series A Investor shares and 81,144 Series B Investor
  shares outstanding)...........................................................    $ 437,425,268
                                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER INSTITUTIONAL SHARE
  ($312,588,415 / 23,563,626)...................................................           $13.27
                                                                                          =======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SERVICE SHARE
($106,044,564 / 8,008,186)......................................................           $13.24
                                                                                          =======
NET ASSET VALUE AND REDEMPTION PRICE PER SERIES A INVESTOR SHARE
($17,720,931 / 1,338,381).......................................................           $13.24
                                                                                          =======
MAXIMUM OFFERING PRICE PER SERIES A INVESTOR SHARE ($13.24 / .955)..............           $13.86
                                                                                          =======
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  (subject to a maximum contingent deferred sales charge of 5.0%) PER SERIES B
  INVESTOR SHARE ($1,071,358 / 81,144)..........................................           $13.20
                                                                                          =======

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                   NUMBER
                                 OF SHARES        VALUE
                                 ----------    -----------
COMMON STOCKS -- 78.4%
ARGENTINA -- 3.8%
  Banco Frances del Rio Plata        95,850    $   685,396
  Cia Interamericana de
    Automovil                        22,116**       86,260
  Cia Naviera Perez Companc SA       48,996        214,134
  Transportadora de Gas
    del Sur SA -- ADR                75,500        792,750
                                                 ---------
                                                 1,778,540
                                                 ---------
BRAZIL -- 4.2%
  Cia Brazil Petro Ipiranga      31,000,000        324,997
  Companhia Energetica de Minas
    Gerais                       20,000,000        384,091
  Iochpe Maxion SA -- ADR             5,000         41,200
  Telecomunicacoes
    Brasileiras SA -- Telebras   20,000,000        797,565
  Usinas Sider Minas Gerais      80,000,000        418,722
                                                 ---------
                                                 1,966,575
                                                 ---------
CHILE -- 1.5%
  Enersis SA                         27,500        694,375
                                                 ---------
CHINA -- 2.0%
  Hua Xin Cement
    Company, Ltd. -- B            2,323,200**      655,142
  Shanghai Jintai
    Company, Ltd. -- B              400,000**      107,200
  Shanghai Yaohua Pilkington
    Glass Company, LTD.             151,800        160,908
                                                 ---------
                                                   923,250
                                                 ---------
COLOMBIA -- 0.9%
  Banco Industrial
    Colombian -- ADR                 30,000        408,750
                                                 ---------
GREECE -- 2.3%
  Alpha Credit Bank                   7,000        435,716
  Edrassi Psallidas                  20,000        313,372
  Michaniki SA                       15,000        218,930
  Sarantis SA                        15,000        135,222
                                                 1,103,240
                                                 ---------
HONG KONG -- 1.5%
  Qingling Automobiles Company    2,050,000        471,984
  Shanghai Haixing Shipping
    Company -- H                  1,200,000        128,829
  Shenzhen North Jianshe
    Motorcycle Company, Ltd.        150,000**       97,592
                                                 ---------
                                                   698,405
                                                 ---------
HUNGARY -- 3.5%
  Egis Gyogyszergyar                 22,400        592,459
  Pannonplast Muanyagipari Rt        47,008        622,574
  Pick Szeged Szalamigyar Es
    Husuzem Rt                        8,257        426,166
                                                 ---------
                                                 1,641,199
                                                 ---------
INDIA -- 3.1%
  Hindalco Industries,
    Ltd. -- GDR                      15,000**      510,000
  Tata Engineering &
    Locomotive Co., Ltd. -- GDR      40,000**      930,000
                                                 ---------
                                                 1,440,000
                                                 ---------
INDONESIA -- 7.4%
  PT Bank Dagang Nasional
    (Foreign Shares)                350,000        320,640
  PT Citra Marga                    750,000        711,921
  PT Gadjah Tunggal
    (Foreign Shares)                400,000        264,901
  PT Indah Kiat Pulp & Paper
    (Foreign Shares)                204,800        246,393
  PT Polysindo Eka Perkasa
    (Foreign Shares)                334,500        191,987
  PT Semen Cibinong
    (Foreign Shares)                200,000        543,046
  PT Sinar Mas Agro Resources
    Agricultural Production and
    Technology Corporation
    (Foreign Shares)                508,000        330,817
  PT Suparma (Foreign Shares)
                                    900,000        407,285
  Shiriram Industrial
    Enterprises, Ltd. -- GDR
    (Reg. 144A)                      70,000        463,750
  Shiriram Industrial
    Enterprises, Ltd. Warrants
    (Reg. 144A)                      14,000**        1,750
                                                 ---------
                                                 3,482,490
                                                 ---------
ISRAEL -- 1.0%
  Pec Israel Economic
    Corporation -- ADR               18,900**      472,500
                                                 ---------
KOREA -- 7.6%
  Hansol Paper -- GDR                35,573**      764,820
  Hyundai Marine & Fire
    Insurance Company                 4,830**      289,259
  Hyundai Motor Company,
    Ltd. -- GDR                      40,000        780,000
  Korea Electric Power
    Corporation                      21,000**      790,131
  Korea Reinsurance                  10,000**      502,539
  Korea Zinc Co.                     15,000**      376,904

                See accompanying notes to financial statements.

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                   NUMBER
                                 OF SHARES        VALUE
                                 -----------   -----------
COMMON STOCKS (CONTINUED)
KOREA (CONTINUED)
  LG Information &
    Communication                       100**  $     7,551
  Pohang Iron & Steel Co.               850         73,369
  Samsung Electronics -- GDR
    (Reg. 144A)                          63**        4,410
                                                 ---------
                                                 3,588,983
                                                 ---------
MALAYSIA -- 9.2%
  Asas Dunia Berhad                  60,000        199,498
  Cement Industries of
    Malaysia Berhad                  60,000        192,331
  Edaran Otomobil
    Nasional Berhad                  92,000        736,352
  Malaysian International
    Shipping Corporation Berhad       9,666         25,403
  Malaysian International
    Shipping Corporation Berhad
    (Foreign Shares)                253,000        760,622
  Nylex (Malaysia) Berhad           275,000        804,862
  Pacific and Orient Berhad         100,000**      298,650
  Sistem Televisyen
    Malaysia Berhad                 200,000        609,246
  The New Straits Times Press       236,000        667,224
                                                 ---------
                                                 4,294,188
                                                 ---------
MEXICO -- 6.0%
  Cementos de Mexico SA -- CPO      131,000        496,897
  Cementos de Mexico SA -- CPO
    ADR                              48,800        373,320
  Corporacion Geo SA -- B            99,400**      326,400
  Empaques Ponderosa SA -- B          1,806**        4,246
  Fomento Economico
    Mexicano SA -- B                170,000        421,003
  Fotoluz Corporacion SA -- B       250,000**       44,671
  Grupo Cementos Chihuahua -- B     100,000         86,520
  Grupo Financiero Banamex
    Accival -- B                    133,700        266,981
  Grupo Financiero Banamex
    Accival -- L                      6,685         13,098
  Grupo Financiero Banorte -- B      90,000**      111,724
  Grupo Herdez SA -- B              500,000**      156,740
  Grupo Industrial San Luis CPO      15,000        350,313
  Vitro Sociedad Anonima -- ADR      21,600        175,500
                                                 ---------
                                                 2,827,413
                                                 ---------
PAKISTAN -- 1.5%
  Pakistan Investment
    Fund, Inc.                       40,000        265,000
  Pakistan Telecommunications
    Corporation -- GDR                4,000**      420,000
                                                 ---------
                                                   685,000
                                                 ---------
PHILIPPINES -- 4.2%
  Alaska Milk Corporation         1,400,000**      284,946
  Benpres Holdings
    Corporation -- GDR               59,000        448,400
  C & P Homes, Inc.                 400,000**      249,616
  Manlia Mining
    Corporation -- B             50,000,000        163,210
  Megaworld Properties &
    Holdings, Inc.                  400,000**      207,373
  SM Prime Holdings, Inc.         1,000,000**      299,539
  Southeast Asia Cement Holding
                                  2,500,000**      321,621
                                                 ---------
                                                 1,974,705
                                                 ---------
POLAND -- 0.9%
  Debica                             30,000**      402,304
                                                 ---------
PORTUGAL -- 2.0%
  Espirito Santo Financial
    Holdings -- ADR                  61,400        721,450
  Sumolis Companhia Industrial
    de Frutas E Bebidas SA           20,000        208,000
                                                 ---------
                                                   929,450
                                                 ---------
SOUTH AFRICA -- 4.1%
  Gencor Beherend Beperk, Ltd.      150,000**      558,751
  Rustenburg Platinum
    Holdings, Ltd.                   15,000        326,623
  SA Iron & Steel Industrial
    Corporation, Ltd.               500,000        540,948
  Standard Bank Investment
    Corporation Ltd.                 15,000        511,504
                                                 1,937,826
                                                 ---------
TAIWAN -- 3.2%
  China Steel -- GDR                 30,000        552,900
  Taiwan Fund, Inc.                  42,250        945,344
                                                 ---------
                                                 1,498,244
                                                 ---------

                See accompanying notes to financial statements.

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                   NUMBER
                                 OF SHARES        VALUE
                                 ----------    -----------
COMMON STOCKS (CONTINUED)
THAILAND -- 2.9%
  Bangkok Bank                          500    $     5,642
  Bangkok Steel Industry Co.        231,500        391,392
  Post Publishing Company, Ltd.      55,800        225,522
  Thai Modern Plastic Industry      384,000        437,935
  Thai Stanley Electric
    Company, Ltd.                   112,500        310,624
                                                ----------
                                                 1,371,115
                                                ----------
TURKEY -- 2.4%
  Aksigorta A.S.                  2,279,375        320,320
  Cimentas                          379,000        227,709
  Netas Telekomunik               1,000,000        386,965
  Tofas -- Turk Otomobil
    Fabrikas                      1,420,000        208,228
                                                ----------
                                                 1,143,222
                                                ----------
UNITED KINGDOM -- 3.2%
  Central European Growth
    Fund PLC                      1,115,000        774,657
  Reliance Industries -- GDS         40,000**      725,200
                                                ----------
                                                 1,499,857
                                                ----------
TOTAL COMMON STOCKS
  (Cost $39,891,443)                            36,761,631
                                                ----------
PREFERRED STOCK -- 6.1%
BRAZIL -- 6.1%
  Banco Bradesco SA              60,000,000        572,988
  Banco Nacional SA              20,000,000        394,585
  Cia Cervejaria Brahma             970,000        393,945
  Cia Vale do Rio Doce            5,000,000        836,919
  Iochpe Maxion SA                  800,000        263,616
  Sadia-Concordia SA Industria
    E Comercio                      400,000        419,771
                                                ----------
TOTAL PREFERRED STOCK
  (Cost $3,044,272)                              2,881,824
                                                ----------
                                    PAR
                      MATURITY     (000)
                      ---------- -----------
CONVERTIBLE BONDS -- 1.6%
  Far Eastern
    Department Stores
    3.00%              07/06/01     $   200        170,250
  Yang Ming Marine
    Transport, Inc.
    2.00%              10/06/99         540        571,050
                                                ----------
TOTAL CONVERTIBLE BONDS
  (Cost $760,594)                                  741,300
                                                ----------
AGENCY OBLIGATIONS -- 13.7%
  Federal Home Loan Bank
    Discount Notes
    6.30%              10/02/95       6,445      6,443,872
  (Cost $6,443,872)                             ----------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $50,140,181*)                 99.8%     46,828,627
                                                ----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES                          0.2%         73,320
                                     ------    -----------
NET ASSETS (Applicable to
  3,579,806 Institutional
  shares, 1,836,800 Service
  shares and 313,245 Series A
  Investor shares outstanding)       100.0%    $46,901,947
                                     ======    ===========
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($29,318,827 / 3,579,806)                          $8.19
                                                     =====
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SERVICE SHARE
  ($15,020,402 / 1,836,800)                          $8.18
                                                     =====
NET ASSET VALUE AND REDEMPTION PRICE PER
  SERIES A INVESTOR SHARE
  ($2,562,718 / 313,245)                             $8.18
                                                     =====
MAXIMUM OFFERING PRICE PER
  SERIES A INVESTOR SHARE
  ($8.18 / .955)                                     $8.57
                                                     =====

---------------
 * Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

   Gross unrealized appreciation              $ 1,138,028
   Gross unrealized depreciation               (4,449,582)
                                              -----------
                                              $(3,311,554)
                                              ===========

** Non income producing security.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                               BALANCED PORTFOLIO
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                      PAR
                        MATURITY     (000)         VALUE
                        ---------  ---------    ------------
AGENCY OBLIGATIONS -- 2.9%
FEDERAL HOME
LOAN BANK -- 0.5%
    4.605%****           04/27/98   $ 1,000     $    978,125
                                                ------------
FEDERAL HOME LOAN MORTGAGE
CORPORATION -- 2.4%
    6.30%                10/02/95     4,380        4,378,467
                                                ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $5,356,654)                                5,356,592
                                                ------------
MORTGAGE BACKED SECURITIES -- 8.6%
FEDERAL HOME LOAN MORTGAGE
CORPORATION -- 3.5%
    7.50%                07/01/99       909          924,543
    9.00%                06/01/21     1,092        1,143,252
    6.50%                08/01/25       183          176,821
    6.50%                09/01/25       636          613,874
    7.00% TBA            10/01/25     3,000        2,962,500
    8.001%,
      1 yr CMT ARM       03/01/33       499          514,544
                                                ------------
                                                   6,335,534
                                                ------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 2.7%
    7.00% TBA            10/01/10     4,200        4,210,500
    6.50%                09/01/25       651          629,234
                                                ------------
                                                   4,839,734
                                                ------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION -- 2.4%
    6.50%,
      1 yr CMT ARM       05/20/25     2,226        2,256,338
    7.50%,
      1 yr CMT ARM       06/20/25     1,999        2,054,174
                                                ------------
                                                   4,310,512
                                                ------------
TOTAL MORTGAGE BACKED SECURITIES
  (Cost $15,484,983)                              15,485,780
                                                ------------
ASSET BACKED SECURITIES -- 2.0%
  Merrill Lynch Mortgage
    Investors, Inc.
    7.4968%              05/25/15       450          450,592
  National Credit Card Trust
    9.45%                12/31/97       750          770,325
  Nissan Auto Receivables Grantor
    Trust 1994-A
    6.45%                03/15/96       899          902,722
  Prime Credit Card
    Master Trust
    6.75%                10/31/05       750          759,119
    Standard Credit Card
    Master Trust
    8.25%                01/08/07       600          657,585
                                                ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $3,534,838)                                3,540,343
                                                ------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 1.4%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 0.4%
    8.25%                10/25/96       750          752,344
                                                ------------
RYLAND ACCEPTANCE CORP. -- 1.0%
    9.40%                08/01/18     1,700        1,793,500
                                                ------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $2,551,223)                                2,545,844
                                                ------------

                                    NUMBER
                                   OF SHARES
                                   ---------
COMMON STOCKS -- 61.9%
AEROSPACE -- 2.9%
  Allied-Signal, Inc.                17,100          754,538
  Boeing Co.                         32,200        2,197,650
  United Technologies Corp.          25,100        2,218,213
                                                ------------
                                                   5,170,401
                                                ------------
BANKS -- 3.2%
  Comerica, Inc.                     42,200        1,535,025
  First Chicago Corp                 22,100        1,516,612
  Meridian Bancorp, Inc.             33,200        1,269,900
  NationsBank Corp.                  22,100        1,486,225
                                                ------------
                                                   5,807,762
                                                ------------
BEVERAGES -- 0.9%
  Coca-Cola Co.                      25,100        1,731,900
                                                ------------
CHEMICALS -- 2.7%
  Dow Chemical Co.                   19,500        1,452,750
  E.I. Dupont de Nemours & Co.       25,400        1,746,250
  I.M.C. Global, Inc.                12,100          766,837
  Lubrizol Corp.                     30,200          985,275
                                                ------------
                                                   4,951,112
                                                ------------
COMPUTER & OFFICE EQUIPMENT -- 3.2%
  Compaq Computer Corp.              31,100        1,504,463
  Intel Corp.                        33,200        1,996,150
  Xerox Corp.                        17,100        2,297,812
                                                ------------
                                                   5,798,425
                                                ------------

                See accompanying notes to financial statements.

                               BALANCED PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
COMMON STOCKS (CONTINUED)
COMPUTER SOFTWARE & SERVICES -- 2.9%
  Computer Sciences Corp.            24,100**   $  1,551,437
  First Data Corp.                   19,100        1,184,200
  Microsoft Corp.                    18,600**      1,683,300
  Stratus Computer, Inc.             30,200**        792,750
                                                ------------
                                                   5,211,687
                                                ------------
CONSTRUCTION -- 1.3%
  Fluor Corp.                        23,100        1,293,600
  Foster Wheeler Corp.               31,200        1,103,700
                                                ------------
                                                   2,397,300
                                                ------------
ELECTRONICS -- 4.5%
  A.M.P., Inc.                       17,100          658,350
  Emerson Electric Co.               22,100        1,580,150
  General Electric Co.               43,000        2,741,250
  General Instruments Corp.          44,000**      1,320,000
  Motorola, Inc.                     23,100        1,764,262
                                                ------------
                                                   8,064,012
                                                ------------
ENERGY & UTILITIES -- 1.7%
  Entergy Corp.                      50,300        1,314,087
  PECO Energy Co.                    64,500        1,846,313
                                                ------------
                                                   3,160,400
                                                ------------
ENTERTAINMENT & LEISURE -- 1.4%
  La Quinta Motor Inns, Inc.         35,200          985,600
  Walt Disney Co.                    28,100        1,612,237
                                                ------------
                                                   2,597,837
                                                ------------
FINANCE -- 2.8%
  Dean Witter Discover & Co.         44,000        2,475,000
  Federal National Mortgage
    Association                      18,100        1,873,350
  Fleet Financial Group, Inc.        20,000          755,000
                                                ------------
                                                   5,103,350
                                                ------------
FOOD & AGRICULTURE -- 0.8%
  C.P.C. International Co.            9,000          594,000
  H.J. Heinz Co.                     20,100          919,575
                                                ------------
                                                   1,513,575
                                                ------------
INSURANCE -- 3.6%
  Allstate                           22,341          790,313
  American International Group,
    Inc.                             29,250        2,486,250
  Chubb Corp.                        16,100        1,545,600
  General Re Corp.                   11,100        1,676,100
                                                ------------
                                                   6,498,263
                                                ------------
MACHINERY & HEAVY EQUIPMENT -- 0.6%
  Illinois Tool Works, Inc.          18,700        1,100,962
                                                ------------

MEDICAL INSTRUMENTS & SUPPLIES -- 0.9%
  Beckman Instruments, Inc.          54,300     $  1,642,575
                                                ------------
METAL & MINING -- 1.7%
  Minnesota Mining &
    Manufacturing Co.                29,000        1,638,500
  Phelps Dodge Corp.                 24,100        1,509,262
                                                ------------
                                                   3,147,762
                                                ------------
MOTOR VEHICLES -- 1.9%
  Chrysler Corp.                     19,100        1,012,300
  Ford Motor Co.                     40,200        1,251,225
  General Motors Corp.               24,100        1,129,687
                                                ------------
                                                   3,393,212
                                                ------------
OIL & GAS -- 4.9%
  Chevron Corp.                      18,100          880,112
  Exxon Corp.                        29,000        2,095,250
  Mobil Corp.                         8,000          797,000
  Royal Dutch Petroleum Co.          15,600        1,914,900
  Tenneco, Inc.                      40,300        1,863,875
  Unocal Corp.                       44,200        1,259,700
                                                ------------
                                                   8,810,837
                                                ------------
PAPER & FOREST PRODUCTS -- 0.6%
  International Paper Co.            24,200        1,016,400
                                                ------------
PHARMACEUTICALS -- 6.1%
  American Home Products Corp.       29,300        2,486,837
  Bristol-Myers Squibb Co.           30,100        2,193,538
  Eli Lilly & Co.                    26,400        2,372,700
  Johnson & Johnson                  20,100        1,489,913
  Merck & Co., Inc.                  44,000        2,464,000
                                                ------------
                                                  11,006,988
                                                ------------
PUBLISHING & PRINTING -- 0.9%
  McGraw Hill Cos., Inc.             19,100        1,561,425
                                                ------------
RESTAURANTS -- 0.7%
  McDonald's Corp.                   32,200        1,231,650
                                                ------------
RETAIL MERCHANDISING -- 2.9%
  J.C. Penney Co., Inc.              28,100        1,394,463
  K Mart Corp.                       97,500        1,413,750
  Sears Roebuck & Co.                24,100          888,688
  Wal-Mart Stores, Inc.              63,300        1,574,588
                                                ------------
                                                   5,271,489
                                                ------------
SOAPS & COSMETICS -- 1.5%
  Colgate Palmolive Co.              22,100        1,472,412
  Dial Corp.                         51,200        1,267,200
                                                ------------
                                                   2,739,612
                                                ------------

                See accompanying notes to financial statements.

                               BALANCED PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                    NUMBER
                                   OF SHARES       VALUE
                                   ---------    ------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 4.1%
  Alltell Corp.                      47,200     $  1,410,100
  AT&T Corp.                         34,200        2,248,650
  NYNEX Corp.                        38,200        1,824,050
  SBC Communications, Inc.           35,200        1,936,000
                                                ------------
                                                   7,418,800
                                                ------------
TOBACCO -- 1.6%
  Philip Morris Cos., Inc.           20,500        1,711,750
  UST, Inc.                          42,200        1,207,975
                                                ------------
                                                   2,919,725
                                                ------------
TRANSPORTATION -- 1.6%
  Conrail Corp.                      24,200        1,663,750
  Norfolk Southern Corp.             16,100        1,203,475
                                                ------------
                                                   2,867,225
                                                ------------
TOTAL COMMON STOCKS
  (Cost $91,987,777)                             112,134,686
                                                ------------

                                      PAR
                        MATURITY     (000)
                        ---------  ---------
CORPORATE BONDS -- 7.5%
BANKS -- 0.4%
  First Union Corp.
    6.875%               09/15/05   $   350          347,551
  Meridian Bancorp.
    6.625%               06/15/00       450          448,313
                                                ------------
                                                     795,864
                                                ------------
CONSTRUCTION -- 0.3%
  Centex Corp.
    7.375%               06/01/05       600          594,750
                                                ------------
ENERGY & UTILITIES -- 1.1%
  Appalachian Power Co.
    8.50%                12/01/22       600          656,250
  Idaho Power Co.
    8.75%                03/15/27     1,000        1,080,243
  Mobile Energy Resources
    8.665%               01/01/17       300          311,850
                                                ------------
                                                   2,048,343
                                                ------------
ENTERTAINMENT & LEISURE -- 0.3%
  Royal Caribbean
    7.125%               09/18/02       600          596,250
                                                ------------
FINANCE -- 1.2%
  Golden West Financial
    6.70%                07/01/02       850          848,938
  Liberty Mutual
    8.50%                05/15/25       750          779,063
                                      PAR
                        MATURITY     (000)         VALUE
                        ---------  ---------    ------------
FINANCE (CONTINUED)
  New American Capital, Inc.
    7.6875%              10/12/95       600     $    599,250
                                                ------------
                                                   2,227,251
                                                ------------
FOOD & AGRICULTURE -- 0.3%
  Nabisco, Inc.
    7.05%                07/15/07       180          177,525
  Ralston Purina Co.
    7.875%               06/15/25       300          306,000
                                                ------------
                                                     483,525
                                                ------------
INSURANCE -- 0.3%
  Metropolitan Life
    6.30%                11/01/03       300          285,000
  Prudential Insurance
    8.30%                07/01/25       300          302,250
                                                ------------
                                                     587,250
                                                ------------
MISCELLANEOUS TRANSPORTATION -- 1.8%
  Burlington Northern
    6.94%                01/02/14       600          589,948
  Ryder Systems, Inc.
    7.55%                09/15/99     2,500        2,592,500
                                                ------------
                                                   3,182,448
                                                ------------
RETAIL MERCHANDISING -- 0.5%
  Factory Stores of America
    8.31%                06/01/07       300          306,821
  May Department Stores
    8.125%               08/15/35       500          527,500
                                                ------------
                                                     834,321
                                                ------------
SECURITY BROKERS & DEALERS -- 0.9%
  PaineWebber Group, Inc.
    7.875%               02/15/03     1,500        1,558,125
                                                ------------
TEXTILE -- 0.1%
  Burlington Industries
    7.25%                09/15/05       200          199,750
                                                ------------
YANKEE -- 0.3%
  Italy -- Global Bond
    6.875%               09/27/23       500          455,625
                                                ------------
TOTAL CORPORATE BONDS
  (Cost $13,197,377)                              13,563,502
                                                ------------
MEDIUM TERM NOTES -- 1.9%
FINANCE -- 1.4%
  General Motors
   Acceptance Corp.
    8.625%               06/15/99   $ 2,400        2,559,000
                                                ------------

                See accompanying notes to financial statements.

                               BALANCED PORTFOLIO
                      STATEMENT OF NET ASSETS (Continued)
                               SEPTEMBER 30, 1995

--------------------------------------------------------------------------------

                                      PAR
                        MATURITY     (000)         VALUE
                        ---------  ---------    ------------
MEDIUM TERM NOTES (CONTINUED)
SECURITY BROKERS & DEALERS -- 0.5%
  Salomon, Inc.
    7.59%                01/28/00   $   600     $    603,750
    8.90%                02/15/00       300          316,125
                                                ------------
                                                     919,875
                                                ------------
TOTAL MEDIUM TERM NOTES
  (Cost $3,383,685)                                3,478,875
                                                ------------
MUNICIPAL BONDS -- 0.9%
  Los Angeles County Taxable
    Pension Obligation
    8.62%                06/30/06     1,450        1,586,438
                                                ------------
  (Cost $1,504,421)
U.S. TREASURY OBLIGATIONS -- 14.2%
U.S. TREASURY BILLS -- 0.0%
    5.185%               12/21/95       110***       108,657
                                                ------------
U.S. TREASURY BONDS -- 3.2%
    10.75%               08/15/05     1,510        2,000,705
    7.875%               02/15/21       800          918,152
    7.125%               02/15/23     1,700        1,803,190
    7.625%               02/15/25       940        1,064,183
                                                ------------
                                                   5,786,230
                                                ------------
U.S. TREASURY NOTES -- 11.0%
    5.625%               06/30/97     8,300        8,272,610
    6.125%               05/15/98     2,940        2,956,993
    5.875%               08/15/98       410          409,910
    6.75%                06/30/99     5,800        5,949,059
    6.875%               03/31/00     1,500        1,549,860
    7.50%                02/15/05       700          762,825
                                                ------------
                                                  19,901,257
                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $25,611,904)                              25,796,144
                                                ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $162,612,862*)               101.3%      183,488,204
LIABILITIES IN EXCESS OF
  OTHER ASSETS                        (1.3%)      (2,279,578)
                                   ---------    ------------
NET ASSETS (Applicable to
  1,786,399 Institutional shares,
  6,242,256 Service shares and
  4,946,071 Series A Investor
  shares, and 228,161 Series B
  Investor shares outstanding)       100.0%     $181,208,626
                                    =======     ============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($24,524,974 / 1,786,399)                           $13.73
                                                      ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SERVICE SHARE
  ($85,667,623 / 6,242,256)
                                                      $13.72
                                                      ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER SERIES A INVESTOR SHARE
  ($67,891,929 / 4,946,071)                           $13.73
                                                      ======
MAXIMUM OFFERING PRICE PER SERIES
  A INVESTOR SHARE
  ($13.73 / .955)                                     $14.38
                                                      ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE (SUBJECT
  TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 5.0%)
  PER SERIES B INVESTOR SHARE
  ($3,124,100 / 228,161)                              $13.69
                                                      ======
-------------
   * Also cost for Federal income tax purposes. The gross
     unrealized appreciation (depreciation) on a tax basis
     is as follows:
     Gross unrealized appreciation               $21,935,158
     Gross unrealized depreciation                (1,059,816)
                                                 -----------
                                                 $20,875,342
                                                 ===========
  ** Non-income producing security.
 *** Principal amount of securities pledged as initial
     margin requirement of $100,000 on 10 Standard & Poor's
     500 Stock Index futures contracts expiring December
     1995.
**** Rates shown are the rates as of September 30, 1995, and the maturities shown are the longer of the next
     interest readjustment date or the maturity date.
----------------------------------------------
INVESTMENT ABBREVIATIONS
       ARM        Adjustable Rate Mortgage
       CMT        Constant Maturity Treasury
       TBA        To Be Announced Purchase
----------------------------------------------

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                            STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                                                                     SMALL CAP
                                                          VALUE         GROWTH        GROWTH         CORE
                                                          EQUITY        EQUITY        EQUITY        EQUITY
                                                        PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                       ------------   -----------   -----------   -----------
Investment income:
  Interest...........................................  $    577,547   $ 1,141,463   $ 1,175,734   $ 1,537,642
  Dividends..........................................    21,172,971     2,894,255       151,279     3,695,899
                                                       ------------   -----------   -----------   -----------
    Total investment income..........................    21,750,518     4,035,718     1,327,013     5,233,541
                                                       ------------   -----------   -----------   -----------
Expenses:
  Investment advisory fee............................     3,579,370     1,191,123       755,989       950,739
  Administration fee.................................     1,271,441       433,136       274,905       345,723
  Custodian fee......................................       109,189        55,404        53,676        49,977
  Transfer agent fee.................................       120,887        55,024        39,771        46,370
  Service fees.......................................       360,436       147,489       100,003       172,248
  Distribution fees..................................        52,242        29,015        14,400         7,835
  Legal and audit....................................        78,960        23,748        16,354        18,306
  Printing...........................................        43,448        18,167         8,364         7,587
  Registration fees and expenses.....................        24,998        51,601        40,997        41,491
  Organization.......................................         8,470            38         4,420         4,409
  Trustees' fees and officer's salary................        10,445         3,289         2,022         2,519
  Other..............................................        21,585        15,358         8,017         7,030
                                                       ------------   -----------   -----------   -----------
                                                          5,681,471     2,023,392     1,318,918     1,654,234
  Less fees voluntarily waived.......................      (934,201)     (397,021)     (173,925)     (316,351)
                                                       ------------   -----------   -----------   -----------
    Total expenses...................................     4,747,270     1,626,371     1,144,993     1,337,883
                                                       ------------   -----------   -----------   -----------
Net investment income................................    17,003,248     2,409,347       182,020     3,895,658
                                                       ------------   -----------   -----------   -----------
Realized and unrealized gain on investments:
  Net realized gain from:
    Investment transactions..........................    41,440,252     4,638,334     1,817,093     4,558,058
    Futures contracts................................            --     1,439,190            --     1,275,669
                                                       ------------   -----------   -----------   -----------
                                                         41,440,252     6,077,524     1,817,093     5,833,727
                                                       ------------   -----------   -----------   -----------
  Change in unrealized appreciation from:
    Investments......................................    87,626,905    56,202,584    57,005,855    31,447,213
    Futures contracts................................            --        30,625            --       495,700
                                                       ------------   -----------   -----------   -----------
                                                         87,626,905    56,233,209    57,005,855    31,942,913
                                                       ------------   -----------   -----------   -----------
  Net gain on investments............................   129,067,157    62,310,733    58,822,948    37,776,640
                                                       ------------   -----------   -----------   -----------
  Net increase in net assets
    resulting from operations........................  $146,070,405   $64,720,080   $59,004,968   $41,672,298
                                                       ============   ===========   ===========   ===========

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                     FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                                                                   SMALL CAP
                                                                       INDEX         VALUE      INTERNATIONAL
                                                                      EQUITY        EQUITY         EQUITY
                                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                    -----------   -----------   ------------
Investment Income:
  Interest........................................................  $ 1,414,709   $ 2,063,409   $    755,627
  Dividends.......................................................    4,955,173       643,002      9,859,498
  Foreign taxes withheld..........................................           --            --     (1,092,230)
                                                                    -----------   -----------    -----------
    Total investment income.......................................    6,369,882     2,706,411      9,522,895
                                                                    -----------   -----------    -----------
Expenses:
  Investment advisory fee.........................................      412,977     1,257,378      2,989,509
  Administration fee..............................................      412,977       457,229        797,202
  Custodian fee...................................................       55,349        48,659        543,795
  Transfer agent fee..............................................       34,845        63,324         87,372
  Service fees....................................................      120,497       140,567        245,136
  Distribution fees...............................................       15,983        82,381         69,634
  Legal and audit.................................................       25,686        27,273         45,729
  Printing........................................................       13,616        15,194         27,471
  Registration fees and expenses..................................       24,999        35,581         56,046
  Organization....................................................        4,892         2,265          1,473
  Trustees' fees and officer's salary.............................        3,260         3,644          7,062
  Other...........................................................       56,158        13,339          6,696
                                                                    -----------   -----------    -----------
                                                                      1,181,239     2,146,834      4,877,125
  Less fees voluntarily waived....................................     (698,368)     (211,899)      (705,503)
                                                                    -----------   -----------    -----------
    Total expenses................................................      482,871     1,934,935      4,171,622
                                                                    -----------   -----------    -----------
Net investment income.............................................    5,887,011       771,476      5,351,273
                                                                    -----------   -----------    -----------
Realized and unrealized gain on investments and foreign currency transactions:
  Net realized gain from:
    Investment transactions.......................................   17,282,024    12,355,473     21,853,940
    Futures contracts.............................................    6,559,320            --             --
    Foreign currency related transactions.........................           --            --      2,807,561
                                                                    -----------   -----------    -----------
                                                                     23,841,344    12,355,473     24,661,501
                                                                    -----------   -----------    -----------
  Change in unrealized appreciation (depreciation) from:
    Investments...................................................   26,043,093    23,959,796    (19,426,863)
    Futures contracts.............................................       39,900            --             --
    Foreign currency related transactions.........................           --            --      2,292,647
                                                                    -----------   -----------    -----------
                                                                     26,082,993    23,959,796    (17,134,216)
                                                                    -----------   -----------    -----------
Net gain on investments and foreign currency transactions.........   49,924,337    36,315,269      7,527,285
                                                                    -----------   -----------    -----------
Net increase in net assets resulting from operations..............  $55,811,348   $37,086,745   $ 12,878,558
                                                                    ===========   ===========    ===========

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                     FOR THE YEAR ENDED SEPTEMBER 30, 1995

                                                                                   INTERNATIONAL
                                                                                     EMERGING
                                                                                      MARKETS       BALANCED
                                                                                     PORTFOLIO      PORTFOLIO
                                                                                   -------------   -----------
Investment income:
  Interest.......................................................................    $   279,812   $ 4,603,258
  Dividends......................................................................        684,262     2,534,226
  Foreign taxes withheld.........................................................        (39,900)           --
                                                                                     -----------   -----------
    Total investment income......................................................        924,174     7,137,484
                                                                                     -----------   -----------
Expenses:
  Investment advisory fee........................................................        310,834       883,799
  Administration fee.............................................................         49,733       321,382
  Custodian fee..................................................................         75,032        46,146
  Transfer agent fee.............................................................         21,097        88,890
  Service fees...................................................................         23,399       209,459
  Distribution fees..............................................................         10,744       268,321
  Legal and audit................................................................          2,650        19,110
  Printing.......................................................................          2,959        10,592
  Registration fees and expenses.................................................         24,592        29,778
  Organization...................................................................          9,140         6,387
  Trustees' fees and officer's salary............................................          1,377         2,542
  Other..........................................................................          4,895        10,618
                                                                                     -----------   -----------
                                                                                         536,452     1,897,024
  Less fees voluntarily waived...................................................        (60,536)     (345,789)
                                                                                     -----------   -----------
    Total expenses...............................................................        475,916     1,551,235
                                                                                     -----------   -----------
Net investment income............................................................        448,258     5,586,249
                                                                                     -----------   -----------
Realized and unrealized gain (loss) on investments and foreign currency transactions:
  Net realized gain (loss) from:
    Investment transactions......................................................        375,172       666,646
    Futures contracts............................................................             --       124,847
    Foreign currency related transactions........................................       (138,100)           --
                                                                                     -----------   -----------
                                                                                         237,072       791,493
                                                                                     -----------   -----------
  Change in unrealized appreciation (depreciation) from:
    Investments..................................................................     (3,603,039)   23,783,998
    Futures contracts............................................................             --       (14,400)
    Foreign currency related transactions........................................         (2,783)           --
                                                                                     -----------   -----------
                                                                                      (3,605,822)   23,769,598
                                                                                     -----------   -----------
Net gain (loss) on investments and foreign currency transactions.................     (3,368,750)   24,561,091
                                                                                     -----------   -----------
Net increase (decrease) in net assets resulting from operations..................    $(2,920,492)  $30,147,340
                                                                                     ===========   ===========

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       SMALL CAP GROWTH
                                        VALUE EQUITY PORTFOLIO        GROWTH EQUITY PORTFOLIO          EQUITY PORTFOLIO
                                     ----------------------------   ---------------------------   --------------------------
                                        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                        9/30/95        9/30/94        9/30/95        9/30/94        9/30/95        9/30/94
                                     -------------   ------------   ------------   ------------   ------------   -----------
Increase (decrease) in net assets:
  Operations
    Net investment income........... $  17,003,248   $ 13,916,548   $  2,409,347   $    687,322   $    182,020   $   148,211
    Net gain (loss) on
      investments...................   129,067,157      7,078,395     62,310,733    (12,967,582)    58,822,948     2,067,164
                                     -------------   ------------   ------------   ------------   ------------   -----------
    Net increase (decrease) in net
      assets resulting from
      operations....................   146,070,405     20,994,943     64,720,080    (12,280,260)    59,004,968     2,215,375
                                     -------------   ------------   ------------   ------------   ------------   -----------
Distributions to shareholders from
  Net investment income
    Institutional Shares............   (13,178,740)   (12,376,684)    (2,327,933)       (62,388)      (134,031)      (10,677)
    Service Shares..................    (3,103,505)    (1,666,353)      (616,352)        (1,583)        (1,124)       (2,037)
    Series A Investor Shares........      (296,322)      (170,702)       (67,622)            --             --           (29)
                                     -------------   ------------   ------------   ------------   ------------   -----------
        Total distributions from net
          investment income.........   (16,578,567)   (14,213,739)    (3,011,907)       (63,971)      (135,155)      (12,743)
                                     -------------   ------------   ------------   ------------   ------------   -----------
  Net realized gains
    Institutional Shares............   (11,450,041)    (8,108,233)            --       (831,835)            --            --
    Service Shares..................    (2,299,900)      (850,677)            --       (158,279)            --            --
    Series A Investor Shares........      (248,638)      (106,250)            --        (28,957)            --            --
                                     -------------   ------------   ------------   ------------   ------------   -----------
        Total distributions from net
          realized gains............   (13,998,579)    (9,065,160)            --     (1,019,071)            --            --
                                     -------------   ------------   ------------   ------------   ------------   -----------
        Total distributions to
          shareholders..............   (30,577,146)   (23,278,899)    (3,011,907)    (1,083,042)      (135,155)      (12,743)
                                     -------------   ------------   ------------   ------------   ------------   -----------
Capital share transactions..........  (112,921,499)   234,949,582     97,002,613     41,981,179     67,115,660    75,416,557
                                     -------------   ------------   ------------   ------------   ------------   -----------
        Total increase in net
          assets....................     2,571,760    232,665,626    158,710,786     28,617,877    125,985,473    77,619,189
Net assets:
    Beginning of period.............   693,442,703    460,777,077    139,635,183    111,017,306     89,880,900    12,261,711
                                     -------------   ------------   ------------   ------------   ------------   -----------
    End of period................... $ 696,014,463   $693,442,703   $298,345,969   $139,635,183   $215,866,373   $89,880,900
                                     =============   ============   ============   ============   ============   ===========

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                                                                                                       SMALL CAP VALUE
                                        CORE EQUITY PORTFOLIO        INDEX EQUITY PORTFOLIO           EQUITY PORTFOLIO
                                      --------------------------   ---------------------------   ---------------------------
                                        FOR THE        FOR THE       FOR THE        FOR THE        FOR THE        FOR THE
                                       YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        9/30/95        9/30/94       9/30/95        9/30/94        9/30/95        9/30/94
                                      ------------   -----------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets:
  Operations
    Net investment income...........  $  3,895,658   $ 1,557,592   $  5,887,011   $  5,453,203   $    771,476   $    425,335
    Net gain (loss) on
      investments...................    37,776,640      (345,348)    49,924,337       (379,721)    36,315,269     10,798,567
                                      ------------   -----------   ------------   ------------   ------------   ------------
    Net increase in net assets
      resulting from operations.....    41,672,298     1,212,244     55,811,348      5,073,482     37,086,745     11,223,902
                                      ------------   -----------   ------------   ------------   ------------   ------------
Distributions to shareholders from
  Net investment income
    Institutional Shares............    (2,701,925)   (1,101,493)    (4,208,433)    (5,019,786)      (867,157)      (193,009)
    Service Shares..................    (1,140,724)     (541,575)    (1,134,278)      (575,649)       (91,955)       (18,404)
    Series A Investor Shares........       (35,042)       (5,097)      (107,929)       (52,872)            --         (2,894)
    Series B Investor Shares........            --            --             --             --             --             --
                                      ------------   -----------   ------------   ------------   ------------   ------------
        Total distributions from net
          investment income.........    (3,877,691)   (1,648,165)    (5,450,640)    (5,648,307)      (959,112)      (214,307)
                                      ------------   -----------   ------------   ------------   ------------   ------------
  Net realized gains
    Institutional Shares............      (722,978)           --     (1,653,604)    (1,828,819)    (7,036,364)    (2,608,236)
    Service Shares..................      (611,965)           --       (329,586)      (163,449)    (2,075,543)      (541,286)
    Series A Investor Shares........       (10,239)           --        (31,480)       (15,147)      (823,691)      (206,728)
    Series B Investor Shares........            --            --             --             --        (23,641)            --
                                      ------------   -----------   ------------   ------------   ------------   ------------
        Total distributions from net
          realized gains............    (1,345,182)           --     (2,014,670)    (2,007,415)    (9,959,239)    (3,356,250)
                                      ------------   -----------   ------------   ------------   ------------   ------------
        Total distributions to
          shareholders..............    (5,222,873)   (1,648,165)    (7,465,310)    (7,655,722)   (10,918,351)    (3,570,557)
                                      ------------   -----------   ------------   ------------   ------------   ------------
Capital share transactions..........   191,859,670    28,481,078    (48,630,289)   (19,530,455)    (4,095,954)    63,383,683
                                      ------------   -----------   ------------   ------------   ------------   ------------
        Total increase (decrease)
          in net assets.............   228,309,095    28,045,157       (284,251)   (22,112,695)    22,072,440     71,037,028
Net assets:
    Beginning of period.............    98,017,374    69,972,217    177,754,041    199,866,736    230,615,046    159,578,018
                                      ------------   -----------   ------------   ------------   ------------   ------------
    End of period...................  $326,326,469   $98,017,374   $177,469,790   $177,754,041   $252,687,486   $230,615,046
                                      ============   ===========   ============   ============   ============   ============

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                                                                       INTERNATIONAL EMERGING
                                                                         MARKETS PORTFOLIO
                                           INTERNATIONAL EQUITY       ------------------------
                                                 PORTFOLIO                           FOR THE         BALANCED PORTFOLIO
                                        ---------------------------                   PERIOD     ---------------------------
                                          FOR THE        FOR THE        FOR THE      6/17/94(1)    FOR THE        FOR THE
                                         YEAR ENDED     YEAR ENDED    YEAR ENDED     THROUGH      YEAR ENDED     YEAR ENDED
                                          9/30/95        9/30/94        9/30/95      9/30/94       9/30/95        9/30/94
                                        ------------   ------------   -----------   ----------   ------------   ------------
Increase (decrease) in net assets:
  Operations
    Net investment income.............. $  5,351,273   $  3,079,563   $   448,258   $   26,722   $  5,586,249   $  3,552,179
    Net gain (loss) on investments
      and foreign currency related
      transactions.....................    7,527,285     16,813,095    (3,368,750)     330,075     24,561,091     (5,517,471)
                                        ------------   ------------   -----------   ----------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from
      operations.......................   12,878,558     19,892,658    (2,920,492)     356,797     30,147,340     (1,965,292)
                                        ------------   ------------   -----------   ----------   ------------   ------------
Distributions to shareholders from
  Net investment income
    Institutional Shares...............   (2,564,224)    (1,219,026)     (359,180)          --       (821,125)      (518,473)
    Service Shares.....................     (602,030)      (170,647)     (126,070)          --     (2,625,630)    (1,491,022)
    Series A Investor Shares...........      (52,611)       (42,840)      (18,873)          --     (2,128,267)    (1,542,512)
    Series B Investor Shares...........           --             --            --           --        (61,853)            --
                                        ------------   ------------   -----------   ----------   ------------   ------------
        Total distributions from net
          investment income............   (3,218,865)    (1,432,513)     (504,123)          --     (5,636,875)    (3,552,007)
                                        ------------   ------------   -----------   ----------   ------------   ------------
  Net realized gains
    Institutional Shares...............   (7,774,154)    (2,844,395)      (85,253)          --       (223,248)       (74,267)
    Service Shares.....................   (2,155,634)      (447,150)     (106,636)          --       (746,415)      (125,603)
    Series A Investor Shares...........     (429,789)      (119,272)      (55,511)          --       (696,601)      (232,282)
    Series B Investor Shares...........      (14,711)            --            --           --        (12,892)            --
                                        ------------   ------------   -----------   ----------   ------------   ------------
        Total distributions from net
          realized gains...............  (10,374,288)    (3,410,817)     (247,400)          --     (1,679,156)      (432,152)
                                        ------------   ------------   -----------   ----------   ------------   ------------
  Capital
    Institutional Shares...............           --             --       (18,501)          --             --             --
    Service Shares.....................           --             --        (6,494)          --             --             --
    Series A Investor Shares...........           --             --          (972)          --             --             --
                                        ------------   ------------   -----------   ----------   ------------   ------------
        Total distributions from
          capital......................           --             --       (25,967)          --             --             --
                                        ------------   ------------   -----------   ----------   ------------   ------------
        Total distributions to
          shareholders.................  (13,593,153)    (4,843,330)     (777,490)          --     (7,316,031)    (3,984,159)
                                        ------------   ------------   -----------   ----------   ------------   ------------
Capital share transactions.............   63,627,948    212,755,730    41,726,944    8,516,188     12,436,803     83,590,431
                                        ------------   ------------   -----------   ----------   ------------   ------------
        Total increase in net assets...   62,913,353    227,805,058    38,028,962    8,872,985     35,268,112     77,640,980
Net assets:
    Beginning of period................  374,511,915    146,706,857     8,872,985           --    145,940,514     68,299,534
                                        ------------   ------------   -----------   ----------   ------------   ------------
    End of period...................... $437,425,268   $374,511,915   $46,901,947   $8,872,985   $181,208,626   $145,940,514
                                        ============   ============   ===========   ==========   ============   ============

-------------
(1) Commencement of operations.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                             VALUE EQUITY PORTFOLIO
                                                                --------------------------------------------------
                                                                               INSTITUTIONAL CLASS
                                                                --------------------------------------------------
                                                                                                         FOR THE
                                                                                                         PERIOD
                                                                  YEAR         YEAR         YEAR        4/20/92(1)
                                                                  ENDED        ENDED        ENDED        THROUGH
                                                                 9/30/95      9/30/94      9/30/93       9/30/92
                                                                 --------     --------     --------      --------
Net asset value at beginning of period.........................  $  11.62     $  11.68     $   9.78      $  10.00
                                                                 --------     --------     --------      --------
Income from investment operations
   Net investment income.......................................      0.34         0.27         0.22          0.12
   Net gain (loss) on investments
     (both realized and unrealized)............................      2.54         0.16         1.91         (0.24)
                                                                 --------     --------     --------      --------
       Total from investment operations........................      2.88         0.43         2.13         (0.12)
                                                                 --------     --------     --------      --------
Less distributions
   Distributions from net investment income....................     (0.33)       (0.27)       (0.23)        (0.10)
   Distributions from net realized capital gains...............     (0.25)       (0.22)          --            --
                                                                 --------     --------     --------      --------
       Total distributions.....................................     (0.58)       (0.49)       (0.23)        (0.10)
                                                                 --------     --------     --------      --------
Net asset value at end of period...............................  $  13.92     $  11.62     $  11.68      $   9.78
                                                                 ========     ========     ========      ========
Total return...................................................     25.73%        3.76%       21.92%        (1.19)%
Ratios/Supplemental data
   Net assets at end of period (in thousands)..................  $508,273     $577,996     $432,776      $322,806
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.................      0.67%        0.65%        0.80%         0.85%(2)
     Before advisory/administration fee waivers................      0.81%        0.81%        0.83%         0.85%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.................      2.68%        2.44%        2.07%         2.62%(2)
     Before advisory/administration fee waivers................      2.53%        2.28%        2.04%         2.62%(2)
Portfolio turnover rate........................................        12%          11%          11%           13%

-------------
(1) Commencement of operations.

(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          VALUE EQUITY PORTFOLIO
                                                                             ------------------------------------------------
                                                                                               SERVICE CLASS
                                                                             ------------------------------------------------
                                                                                                       FOR THE
                                                                                                       PERIOD
                                                                               YEAR         YEAR       7/29/93(1)
                                                                              ENDED        ENDED       THROUGH
                                                                             9/30/95      9/30/94      9/30/93
                                                                             --------     --------     -------
Net asset value at beginning of period.....................................  $  11.62     $  11.68     $ 11.21
                                                                             --------     --------     -------
Income from investment operations
   Net investment income...................................................      0.30         0.25        0.04
   Net gain (loss) on investments (both realized and unrealized)...........      2.55         0.16        0.48
                                                                             --------     --------     -------
       Total from investment operations....................................      2.85         0.41        0.52
                                                                             --------     --------     -------
Less distributions
   Distributions from net investment income................................     (0.30)       (0.25)      (0.05)
   Distributions from net realized capital gains...........................     (0.25)       (0.22)         --
                                                                             --------     --------     -------
       Total distributions.................................................     (0.55)       (0.47)      (0.05)
                                                                             --------     --------     -------
Net asset value at end of period...........................................  $  13.92     $  11.62     $ 11.68
                                                                             ========     ========     =======
Total return...............................................................      25.4%        3.51%       4.64%
Ratios/Supplemental data
   Net assets at end of period (in thousands)..............................  $170,832     $105,035     $23,137
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.............................      0.95%        0.90%       0.91%(2)
     Before advisory/administration fee waivers............................      1.09%        1.06%       0.94%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.............................      2.40%        2.24%       2.44%(2)
     Before advisory/administration fee waivers............................      2.26%        2.08%       2.41%(2)
Portfolio turnover rate....................................................        12%          11%         11%


                                                                                          VALUE EQUITY PORTFOLIO
                                                                             ------------------------------------------------
                                                                                                  SERIES A
                                                                                               INVESTOR CLASS
                                                                             ------------------------------------------------
                                                                                                                 FOR THE
                                                                                                                 PERIOD
                                                                             YEAR         YEAR        YEAR       5/02/92(1)
                                                                             ENDED        ENDED       ENDED      THROUGH
                                                                             9/30/95     9/30/94     9/30/93     9/30/92
                                                                             -------     -------     -------     --------
Net asset value at beginning of period.....................................  $ 11.62     $ 11.69     $ 9.78      $10.00
                                                                             -------     -------     ------      ------
Income from investment operations
   Net investment income...................................................     0.27        0.23       0.22        0.12
   Net gain (loss) on investments (both realized and unrealized)...........     2.56        0.15       1.91       (0.24)
                                                                             -------     -------     ------      ------
       Total from investment operations....................................     2.83        0.38       2.13       (0.12)
                                                                             -------     -------     ------      ------
Less distributions
   Distributions from net investment income................................    (0.28)      (0.23)     (0.22)      (0.10)
   Distributions from net realized capital gains...........................    (0.25)      (0.22)        --          --
                                                                             -------     -------     ------      ------
       Total distributions.................................................    (0.53)      (0.45)     (0.22)      (0.10)
                                                                             -------     -------     ------      ------
Net asset value at end of period...........................................  $ 13.92     $ 11.62     $11.69      $ 9.78
                                                                             =======     =======     ======      ======
Total return...............................................................    25.22%(3)    3.32%(3)  21.95%(3)   (1.19)%(3)
Ratios/Supplemental data
   Net assets at end of period (in thousands)..............................  $16,910     $10,412    $ 4,865      $   16
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.............................     1.11%       1.05%      0.92%       0.85%(2)
     Before advisory/administration fee waivers............................     1.25%       1.21%      0.95%       0.85%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.............................     2.24%       2.08%      1.96%       2.62%(2)
     Before advisory/administration fee waivers............................     2.10%       1.92%      1.93%       2.62%(2)
Portfolio turnover rate....................................................       12%         11%        11%         13%

-------------
(1) Commencement of operations.

(2) Annualized.

(3) Sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 GROWTH EQUITY PORTFOLIO
                                                                     ---------------------------------------------------
                                                                                   INSTITUTIONAL CLASS
                                                                     ---------------------------------------------------
                                                                       YEAR       YEAR       YEAR       YEAR       YEAR
                                                                       ENDED      ENDED      ENDED      ENDED      ENDED
                                                                      9/30/95    9/30/94    9/30/93    9/30/92    9/30/91
                                                                      --------   -------    --------   -------    -------
Net asset value at beginning of period.............................   $  10.19    $ 11.58    $   9.92  $ 10.28   $  9.98
                                                                      --------    -------    --------  -------   -------
Income from investment operations
   Net investment income...........................................       0.13       0.06        0.06     0.21      0.24
   Net gain (loss) on investments (both realized and unrealized)...       2.88      (1.34)       2.07     0.30      1.51
                                                                      --------    -------    --------  -------   -------
       Total from investment operations............................       3.01      (1.28)       2.13     0.51      1.75
                                                                      --------    -------    --------  -------   -------
Less distributions
   Distributions from net investment income........................      (0.17)     (0.01)      (0.07)   (0.37)    (0.32)
   Distributions from capital......................................         --         --       (0.01)      --        --
   Distributions from net realized capital gains...................         --      (0.10)      (0.39)   (0.50)    (1.13)
                                                                      --------    -------    --------  -------   -------
       Total distributions.........................................      (0.17)     (0.11)      (0.47)   (0.87)    (1.45)
                                                                      --------    -------    --------  -------   -------
Net asset value at end of period...................................   $  13.03    $ 10.19    $  11.58  $  9.92   $ 10.28
                                                                      ========    =======    ========  =======   =======
Total return.......................................................      29.88%    (11.14)%     22.18%    4.98%    19.47%
Ratios/Supplemental data
   Net assets at end of period (in thousands)......................   $211,543    $97,834    $100,049  $58,372   $54,912
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.....................       0.67%      0.65%       0.81%    0.85%     0.85%
     Before advisory/administration fee waivers....................       0.85%      0.89%       0.87%    0.86%     0.91%
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.....................       1.20%      0.62%       0.50%    2.07%     2.59%
     Before advisory/administration fee waivers....................       1.01%      0.38%       0.44%    2.06%     2.53%
Portfolio turnover rate............................................         55%       212%        175%     162%      211%


                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     GROWTH EQUITY PORTFOLIO
                                                                                -----------------------------------
                                                                                            SERVICE CLASS
                                                                                -----------------------------------
                                                                                                         FOR THE
                                                                                                         PERIOD
                                                                                  YEAR        YEAR      7/29/93(1)
                                                                                  ENDED       ENDED      THROUGH
                                                                                 9/30/95     9/30/94     9/30/93
                                                                                 -------     -------     -------
Net asset value at beginning of period........................................   $ 10.18     $ 11.57      $10.54
                                                                                 -------     -------      ------
Income from investment operations
   Net investment income......................................................      0.10        0.03          --
   Net gain (loss) on investments (both realized and unrealized)..............      2.87       (1.32)       1.03
                                                                                 -------     -------      ------
       Total from investment operations.......................................      2.97       (1.29)       1.03
                                                                                 -------     -------      ------
Less distributions
   Distributions from net investment income...................................     (0.13)         --          --
   Distributions from capital.................................................        --          --          --
   Distributions from net realized capital gains..............................        --       (0.10)         --
                                                                                 -------     -------      ------
       Total distributions....................................................     (0.13)      (0.10)         --
                                                                                 -------     -------      ------
Net asset value at end of period..............................................   $ 13.02     $ 10.18      $11.57
                                                                                 =======     =======      ======
Total return..................................................................     29.43%     (11.20)%      9.77%
Ratios/Supplemental data
   Net assets at end of period (in thousands).................................   $76,769     $36,752      $8,606
   Ratios of expenses to average net assets
     After advisory/administration fee waivers................................      0.95%       0.90%       0.89%(2)
     Before advisory/administration fee waivers...............................      1.13%       1.14%       0.95%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers................................      0.91%       0.51%      (0.03)%(2)
     Before advisory/administration fee waivers...............................      0.73%       0.26%      (0.09)%(2)
Portfolio turnover rate.......................................................        55%        212%        175%


                                                                                             GROWTH EQUITY PORTFOLIO
                                                                                   ----------------------------------------------
                                                                                                      SERIES A
                                                                                                   INVESTOR CLASS
                                                                                   ----------------------------------------------
                                                                                                                        FOR THE
                                                                                                                        PERIOD
                                                                                    YEAR        YEAR        YEAR       3/14/92(1)
                                                                                    ENDED       ENDED       ENDED       THROUGH
                                                                                   9/30/95      9/30/94     9/30/93     9/30/92
                                                                                   -------      -------     -------     -------
Net asset value at beginning of period........................................     $ 10.16     $11.57      $ 9.92      $10.09
                                                                                   -------     ------      ------      ------
Income from investment operations
   Net investment income......................................................        0.08       0.02        0.02        0.08
   Net gain (loss) on investments (both realized and unrealized)..............        2.87      (1.33)       2.10       (0.10)
                                                                                   --------    ------      ------      ------
       Total from investment operations.......................................        2.95      (1.31)       2.12       (0.02)
                                                                                   --------    ------      ------      ------
Less distributions
   Distributions from net investment income...................................       (0.10)        --       (0.07)      (0.15)
   Distributions from capital.................................................          --         --       (0.01)        --
   Distributions from net realized capital gains..............................          --      (0.10)      (0.39)        --
                                                                                   -------     ------      ------      ------
       Total distributions....................................................       (0.10)     (0.10)      (0.47)      (0.15)
                                                                                   -------     ------      ------      ------
Net asset value at end of period..............................................     $ 13.01     $10.16      $11.57      $ 9.92
                                                                                   =======     ======      ======      ======
Total return..................................................................       29.26%(3) (11.38)%(3)  22.08%(3)   (0.17)%(3)
Ratios/Supplemental data
   Net assets at end of period (in thousands).................................     $10,034     $5,049      $2,362      $  239
   Ratios of expenses to average net assets
     After advisory/administration fee waivers................................        1.11%      1.05%       0.91%       0.85%(2)
     Before advisory/administration fee waivers...............................        1.29%      1.29%       0.97%       0.86%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers................................        0.76%      0.29%       0.18%       2.07%(2)
     Before advisory/administration fee waivers...............................        0.58%      0.05%       0.12%       2.06%(2)
Portfolio turnover rate.......................................................          55%       212%        175%        162%

-------------
(1) Commencement of operations.

(2) Annualized.

(3) Sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      SMALL CAP GROWTH EQUITY PORTFOLIO
                                                     -------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS                      SERVICE CLASS
                                                     ------------------------------        -----------------------------

                                                                            FOR THE                              FOR THE
                                                                            PERIOD                               PERIOD
                                                       YEAR       YEAR      9/14/93(1)      YEAR       YEAR      9/15/93(1)
                                                      ENDED       ENDED     THROUGH         ENDED      ENDED     THROUGH
                                                     9/30/95     9/30/94    9/30/93        9/30/95    9/30/94    9/30/93
                                                     --------    -------    -------        -------    -------    ------
Net asset value at beginning of period.............  $  10.16    $ 10.47    $ 10.00        $ 10.14    $ 10.47    $ 9.96
                                                     --------    -------    -------        -------    -------    ------
Income from investment operations
   Net investment income...........................      0.02       0.03         --          (0.01)      0.01        --
   Net gain (loss) on investments (both realized
     and unrealized)...............................      4.90      (0.33)      0.47           4.89      (0.34)     0.51
                                                     --------    -------    -------        -------    -------    ------
       Total from investment operations............      4.92      (0.30)      0.47           4.88      (0.33)     0.51
                                                     --------    -------    -------        -------    -------    ------
Less distributions
   Distributions from net investment income........     (0.02)     (0.01)        --             --         --        --
   Distributions from net realized capital gains...        --         --         --             --         --        --
                                                     --------    -------    -------        -------    -------    ------
       Total distributions.........................     (0.02)     (0.01)        --             --         --        --
                                                     --------    -------    -------        -------    -------    ------
Net asset value at end of period...................  $  15.06    $ 10.16    $ 10.47        $ 15.02    $ 10.14    $10.47
                                                     ========    =======    =======        =======    =======    ======
Total return.......................................     48.50%     (2.89)%     4.70%         48.13%     (3.12)%    5.12%
Ratios/Supplemental data
   Net assets at end of period (in thousands)......  $145,915    $65,612    $11,310        $62,604    $22,648    $  911
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.....      0.75%      0.48%      0.73%(2)       1.03%      0.71%     0.99%(2)
     Before advisory/administration fee waivers....      0.88%      1.04%      1.42%(2)       1.16%      1.27%     1.68%(2)
   Ratios of net investment income to average net
     assets
     After advisory/administration fee waivers.....      0.22%      0.45%     (0.11)%(2)     (0.07)%     0.21%    (0.34)%(2)
     Before advisory/administration fee waivers....      0.09%     (0.10)%    (0.80)%(2)     (0.20)%    (0.34)%   (1.03)%(2)
Portfolio turnover rate............................        74%        89%         9%            74%        89%        9%


                                                       SMALL CAP GROWTH EQUITY PORTFOLIO
                                                     -------------------------------------
                                                                   SERIES A
                                                                INVESTOR CLASS
                                                     -------------------------------------

                                                                                 FOR THE
                                                                                 PERIOD
                                                      YEAR          YEAR         9/15/93(1)
                                                      ENDED         ENDED        THROUGH
                                                     9/30/95       9/30/94       9/30/93
                                                     -------       -------       -------
Net asset value at beginning of period.............  $10.12        $10.47        $ 9.96
                                                     ------        ------        ------
Income from investment operations
   Net investment income...........................   (0.02)           --            --
   Net gain (loss) on investments (both realized
     and unrealized)...............................    4.88         (0.35)         0.51
                                                     ------        ------        ------
       Total from investment operations............    4.86         (0.35)         0.51
                                                     ------        ------        ------
Less distributions
   Distributions from net investment income........      --            --            --
   Distributions from net realized capital gains...      --            --            --
                                                     ------        ------        ------
       Total distributions.........................      --            --            --
                                                     ------        ------        ------
Net asset value at end of period...................  $14.98        $10.12        $10.47
                                                     ======        ======        ======
Total return.......................................   48.02%(3)     (3.33)%(3)     5.12%(3)
Ratios/Supplemental data
   Net assets at end of period (in thousands)......  $7,348        $1,620        $   41
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.....    1.20%         0.86%         1.13%(2)
     Before advisory/administration fee waivers....    1.33%         1.42%         1.82%(2)
   Ratios of net investment income to average net
     assets
     After advisory/administration fee waivers.....   (0.24)%        0.07%        (0.48)%(2)
     Before advisory/administration fee waivers....   (0.36)%       (0.49)%       (1.17)%(2)
Portfolio turnover rate............................       74%          89%            9%

-------------
(1) Commencement of operations.

(2) Annualized.

(3) Sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                    CORE EQUITY PORTFOLIO
                                                           ------------------------------------------------------------------------
                                                                 INSTITUTIONAL CLASS                        SERVICE CLASS
                                                           --------------------------------        -------------------------------
                                                                                    FOR THE                                FOR THE
                                                                                    PERIOD                                 PERIOD
                                                            YEAR         YEAR       9/13/93(1)     YEAR        YEAR       9/15/93(1)
                                                            ENDED        ENDED      THROUGH        ENDED       ENDED      THROUGH
                                                           9/30/95      9/30/94     9/30/93        9/30/95     9/30/94     9/30/93
                                                           --------     -------    --------        -------     -------    --------
Net asset value at beginning of period................... $   9.92     $  9.97      $10.00       $  9.92     $  9.97      $10.00
                                                          ---------    --------    ---------     --------    --------     --------
Income from investment operations
   Net investment income.................................     0.22        0.22        0.01          0.22        0.19          --
   Net gain (loss) on investments (both realized
     and unrealized).....................................     2.08       (0.04)      (0.04)         2.05       (0.04)      (0.03)
                                                          ---------    --------    ---------     --------    --------     --------
       Total from investment operations..................     2.30        0.18       (0.03)         2.27        0.15       (0.03)
                                                          ---------    --------    ---------     --------    --------     --------
Less distributions
   Distributions from net investment income..............    (0.22)      (0.23)         --         (0.19)      (0.20)         --
   Distributions from net realized capital gains.........    (0.12)         --          --         (0.12)         --          --
                                                          ---------    --------    ---------     --------    --------     --------
       Total distributions...............................    (0.34)      (0.23)         --         (0.31)      (0.20)         --
                                                          ---------    --------    ---------     --------    --------     --------
Net asset value at end of period......................... $  11.88     $  9.92     $  9.97       $ 11.88     $  9.92      $ 9.97
                                                          =========    ========    =========     ========    ========     ========
Total return.............................................    23.76%       1.79%      (0.30)%       23.43%       1.55%      (0.30)%
Ratios/Supplemental data
   Net assets at end of period (in thousands)............ $238,813     $48,123     $69,268       $83,705     $49,293      $  704
   Ratios of expenses to average net assets
     After advisory/administration fee waivers...........     0.67%       0.65%       0.65%(2)      0.95%       0.90%       0.90%(2)
     Before advisory/administration fee waivers..........     0.85%       0.93%       0.87%(2)      1.13%       1.18%       1.12%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers...........     2.35%       2.11%       2.17%(2)      2.10%       1.96%       1.92%(2)
     Before advisory/administration fee waivers..........     2.17%       1.82%       1.95%(2)      1.91%       1.68%       1.70%(2)
Portfolio turnover rate..................................       51%         88%          2%           51%         88%          2%

                                                            CORE EQUITY PORTFOLIO
                                                            ---------------------
                                                                  SERIES A
                                                               INVESTOR CLASS
                                                            ---------------------
                                                                       FOR THE
                                                                        PERIOD
                                                            YEAR       10/13/93(1)
                                                            ENDED      THROUGH
                                                           9/30/95     9/30/94
                                                           -------     --------
Net asset value at beginning of period...................  $ 9.92      $ 9.96
                                                           ------      -------
Income from investment operations
   Net investment income.................................    0.20        0.18
   Net gain (loss) on investments (both realized
     and unrealized).....................................    2.06       (0.03)
                                                           ------      -------
       Total from investment operations..................    2.26        0.15
                                                           ------      -------
Less distributions
   Distributions from net investment income..............   (0.18)      (0.19)
   Distributions from net realized capital gains.........   (0.12)         --
                                                           ------      -------
       Total distributions...............................   (0.30)      (0.19)
                                                           ------      -------
Net asset value at end of period.........................  $11.88      $ 9.92
                                                           ======      =======
Total return.............................................   23.29%(3)    1.54%(3)
Ratios/Supplemental data
   Net assets at end of period (in thousands)............  $3,808      $  601
   Ratios of expenses to average net assets
     After advisory/administration fee waivers...........    1.12%       1.05%(2)
     Before advisory/administration fee waivers..........    1.30%       1.34%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers...........    1.91%       1.89%(2)
     Before advisory/administration fee waivers..........    1.73%       1.60%(2)
Portfolio turnover rate..................................      51%         88%

-------------
(1) Commencement of operations.

(2) Annualized.

(3) Sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            INDEX EQUITY PORTFOLIO
                                  --------------------------------------------
                                              INSTITUTIONAL CLASS
                                  --------------------------------------------
                                                                     FOR THE
                                                                     PERIOD
                                   YEAR        YEAR        YEAR     4/20/92(1)
                                   ENDED       ENDED       ENDED     THROUGH
                                  9/30/95     9/30/94     9/30/93    9/30/92
                                 --------    ---------   --------    --------
Net asset value
  at beginning of period.......  $  10.93    $  11.02    $  10.08    $  10.00
                                 --------    --------    --------    --------
Income from investment
  operations
    Net investment income......      0.38        0.31        0.27        0.13
    Net gain (loss)
      on investments
      (both realized
      and unrealized)..........      2.73        0.03        0.97        0.03
                                 --------    --------    --------    --------
       Total from
         investment operations       3.11        0.34        1.24        0.16
                                 --------    --------    --------    --------
Less distributions
   Distributions from
     net investment income.....     (0.34)      (0.32)      (0.28)      (0.10)
   Distributions from
     net realized
     capital gains.............     (0.12)      (0.11)       --           --
                                 --------    --------    --------    --------
       Total distributions.....     (0.46)      (0.43)      (0.28)      (0.10)
                                 --------    --------    --------    --------
Net asset value
  at end of period.............  $  13.58    $  10.93    $  11.02    $  10.06
                                 ========    ========    ========    ========
Total return...................     29.30%       3.07%      12.40%       1.62%
Ratios/Supplemental data
   Net assets
     at end of period
     (in thousands)............  $109,433    $147,746    $186,163    $175,888
   Ratios of expenses
     to average net assets
       After advisory/
         administration
         fee waivers...........      0.17%       0.15%       0.40%       0.45%(2)
       Before advisory/
         administration
         fee waivers...........      0.50%       0.52%       0.52%       0.64%(2)
   Ratios of net investment
     income to average
     net assets
       After advisory/
         administration
         fee waivers...........      2.92%       2.72%       2.46%       2.85%(2)
       Before advisory/
         administration
         fee waivers...........      2.59%       2.35%       2.34%       2.66%(2)
Portfolio turnover rate........        18%         17%          8%         23%

-------------
(1) Commencement of operations.

(2) Annualized.

                   See accompanying notes to financial statements.

                         THE PNC(R) FUND

         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          INDEX EQUITY PORTFOLIO
                                       ------------------------------
                                              SERVICE CLASS
                                       ------------------------------
                                                           FOR THE
                                                           PERIOD
                                        YEAR      YEAR     7/29/93(1)
                                        ENDED     ENDED    THROUGH
                                       9/30/95   9/30/94   9/30/93
                                       -------   -------   -------
Net asset value
  at beginning of period.............  $ 10.93   $ 11.02   $ 10.76
                                       -------   -------   -------
Income from investment operations
   Net investment income.............     0.35      0.29      0.05
   Net gain (loss) on investments
     (both realized and unrealized)..     2.73      0.02      0.29
                                       -------   -------   -------
       Total from investment
         operations..................     3.08      0.31      0.34
                                       -------   -------   -------
Less distributions
   Distributions from
     net investment income...........    (0.31)    (0.29)    (0.08)
   Distributions from
     net realized capital gains......    (0.12)    (0.11)       --
                                       -------   -------    ------
       Total distributions...........    (0.43)    (0.40)    (0.08)
                                       -------   -------    ------
Net asset value at end of period.....  $ 13.58   $ 10.93   $ 11.02
                                       =======   =======   =======
Total return.........................    28.99%     2.78%     3.16%
Ratios/Supplemental data
   Net assets at end of period
     (in thousands)..................  $61,536   $27,376   $12,441
   Ratios of expenses
     to average net assets
       After advisory/
         administration fee waivers..     0.45%     0.40%     0.41%(2)
       Before advisory/
         administration fee waivers..     0.79%     0.77%     0.53%(2)
   Ratios of net investment
     income to average net assets
       After advisory/
         administration fee waivers..     2.62%     2.49%     3.04%(2)
       Before advisory/
         administration fee waivers..     2.28%     2.12%     2.92%(2)
Portfolio turnover rate..............       18%       17%        8%

                                             INDEX EQUITY PORTFOLIO
                                   ----------------------------------------------
                                             SERIES A INVESTOR CLASS
                                   ----------------------------------------------
                                                                        FOR THE
                                                                        PERIOD
                                    YEAR         YEAR        YEAR      6/02/92(1)
                                    ENDED        ENDED       ENDED      THROUGH
                                   9/30/95      9/30/94     9/30/93     9/30/92
                                   -------      -------     -------     -------
Net asset value
  at beginning of period.......    $ 10.93      $ 11.02     $ 10.06     $ 10.07
                                   -------      -------     -------     -------
Income from investment
  operations
    Net investment income.......      0.34         0.25        0.27        0.10
    Net gain (loss) on
      investments (both realized
      and unrealized)...........      2.73         0.04        0.96       (0.01)
                                   -------      -------     -------     -------
        Total from investment
          operations............      3.07         0.29        1.23        0.09
                                   -------      -------     -------     -------
Less distributions
   Distributions from
     net investment income......     (0.30)       (0.27)      (0.27)      (0.10)
   Distributions from net
     realized capital gains.....     (0.12)       (0.11)         --          --
                                   -------      -------     -------     -------
       Total distributions......     (0.42)       (0.38)      (0.27)      (0.10)
                                   -------       ------     -------      ------
Net asset value
  at end of period..............   $ 13.58      $ 10.93     $ 11.02     $ 10.06
                                   =======      =======     =======     =======
Total return....................     28.77%(3)     2.66%(3)   12.33%(3)    0.91%(3)
Ratios/Supplemental data
   Net assets at end of period
     (in thousands).............   $ 6,501      $ 2,632     $ 1,263     $    56
   Ratios of expenses
     to average net assets
     After advisory/
       administration
       fee waivers..............      0.61%        0.55%       0.49%       0.45%(2)
     Before advisory/
       administration
       fee waivers...............     0.95%        0.92%       0.61%       0.64%(2)
   Ratios of net investment
     income to average net assets
       After advisory/
         administration
         fee waivers.............     2.44%        2.35%       2.48%       2.85%(2)
       Before advisory/
         administration
         fee waivers.............     2.10%        1.98%       2.36%       2.66%(2)
Portfolio turnover rate..........       18%           7%          8%         23%

-------------
(1) Commencement of operations.

(2) Annualized.

(3) Sales load not reflected in total return.

                     See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SMALL CAP VALUE EQUITY PORTFOLIO
                                    ---------------------------------------
                                              INSTITUTIONAL CLASS
                                    ---------------------------------------
                                                                    FOR THE
                                                                    PERIOD
                                     YEAR       YEAR       YEAR     4/13/92(1)
                                     ENDED      ENDED      ENDED    THROUGH
                                    9/30/95    9/30/94    9/30/93   9/30/92
                                    --------   -------    -------   -------
Net asset value
  at beginning of period..........  $  13.62   $ 13.08    $ 10.14   $ 10.00
                                    --------   -------    -------   -------
Income from investment operations
   Net investment income..........      0.06      0.04       0.04      0.02
   Net gain (loss) on
     investments (both realized
     and unrealized)..............      2.17      0.77       3.02      0.13
                                    --------   -------    -------   -------
       Total from investment
         operations...............      2.23      0.81       3.06      0.15
                                    --------   -------    -------   -------
Less distributions
   Distributions from
     net investment income........     (0.08)    (0.02)     (0.04)    (0.01)
   Distributions from
     net realized capital gains...     (0.61)    (0.25)     (0.08)       --
                                    --------   -------   --------   -------
       Total distributions........     (0.69)    (0.27)     (0.12)    (0.01)
                                    --------  --------   --------   -------
Net asset value at end of period..  $  15.16  $  13.62   $  13.08   $ 10.14
                                    ========  ========   ========   =======
Total return......................     17.43%     6.28%     30.36%     1.50%
Ratios/Supplemental data
   Net assets at end
     of period (in thousands).....  $168,334  $168,360   $128,805   $75,045
   Ratios of expenses
     to average net assets
       After advisory/
         administration
         fee waivers..............      0.75%     0.73%      0.83%     0.85%(2)
       Before advisory/
         administration
         fee waivers..............      0.84%     0.85%      0.87%     0.89%(2)
   Ratios of net investment
     income to average net assets
       After advisory/
         administration
         fee waivers..............      0.44%     0.28%      0.31%     0.51%(2)
       Before advisory/
         administration
         fee waivers..............      0.35%     0.16%      0.27%     0.47%(2)
Portfolio turnover rate...........        31%       18%        41%       17%

                                    SMALL CAP VALUE EQUITY PORTFOLIO
                                    --------------------------------
                                             SERVICE CLASS
                                    --------------------------------
                                                            FOR THE
                                                            PERIOD
                                     YEAR        YEAR       7/29/93(1)
                                     ENDED       ENDED      THROUGH
                                    9/30/95     9/30/94     9/30/93
                                    -------     -------     -------
Net asset value
  at beginning of period..........  $ 13.59     $ 13.08     $ 12.28
                                    -------     -------     -------
Income from investment
  operations
    Net investment income.........     0.02          --          --
    Net gain (loss) on
      investments (both
      realized and unrealized)....     2.18        0.77        0.80
                                     ------     -------     -------
       Total from investment
         operations...............     2.20        0.77        0.80
                                     ------     -------     -------
Less distributions
   Distributions from
     net investment income........    (0.03)      (0.01)         --
   Distributions from net
     realized capital gains.......    (0.61)      (0.25)         --
                                     ------     -------     -------
       Total distributions........    (0.64)      (0.26)         --
                                     ------     -------     -------
Net asset value at end of period..  $ 15.15     $ 13.59     $ 13.08
                                    =======     =======     =======
Total return......................    17.17%       5.96%       6.51%
Ratios/Supplemental data
   Net assets at end of period
     (in thousands)...............  $61,313     $45,372     $21,689
   Ratios of expenses to
     average net assets
       After advisory/
         administration
           fee waivers............     1.02%       0.98%       0.99%(2)
       Before advisory/
         administration
         fee waivers..............     1.12%       1.10%       1.03%(2)
   Ratios of net investment
     income to average net assets
       After advisory/
         administration
         fee waivers.............      0.16%       0.03%       0.12%(2)
       Before advisory/
         administratio
         fee waivers.............      0.07%      (0.09)%      0.08%(2)
Portfolio turnover rate..........        31%         18%         41%

-------------
(1) Commencement of operations.

(2) Annualized.

              See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 SMALL CAP VALUE EQUITY
                                                                                        PORTFOLIO
                                                            --------------------------------------------------------------
                                                                            SERIES A                           SERIES B
                                                                         INVESTOR CLASS                     INVESTOR CLASS
                                                            ------------------------------------------      --------------
                                                                                               FOR THE          FOR THE
                                                                                               PERIOD           PERIOD
                                                             YEAR        YEAR        YEAR     6/02/92(1)       10/3/94(1)
                                                             ENDED       ENDED       ENDED     THROUGH          THROUGH
                                                            9/30/95     9/30/94     9/30/93    9/30/92          9/30/95
                                                            -------     -------     -------   ---------      ------------
Net asset value at beginning of period.....................  $13.58      $13.07      $10.14     $10.06           $13.51
                                                             ------      ------      ------     ------           ------
Income from investment operations
   Net investment income...................................      --       (0.01)       0.03       0.02            (0.05)
   Net gain (loss) on investments (both
     realized and unrealized)..............................    2.17        0.77        3.02       0.07             2.21
                                                             ------      ------      ------     ------           ------
       Total from investment operations....................    2.17        0.76        3.05       0.09             2.16
                                                             ------      ------      ------     ------           ------
Less distributions
   Distributions from net investment income................      --          --       (0.04)     (0.01)             --
   Distributions from net realized capital gains...........   (0.61)      (0.25)      (0.08)        --            (0.61)
                                                             ------      ------      ------     ------           ------
       Total distributions.................................   (0.61)      (0.25)     (0.12)      (0.01)           (0.61)
                                                             ------      ------      ------     ------           ------
     $10.14           $15.06
Net asset value at end of period...........................  $15.14      $13.58      $13.07     $10.14           $15.06
                                                             ======      ======      ======     ======           ======
Total return...............................................   16.96%(3)    5.93%(3)   30.36%(3)   0.89%           16.95%(4)
Ratios/Supplemental data
   Net assets at end of period (in thousands).............. $21,563     $16,884      $9,084     $   62           $1,477
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.............    1.18%       1.13%       0.94%      0.85%(2)         1.80%(2)
     Before advisory/administration fee waivers............    1.28%       1.25%       0.98%      0.89%(2)         1.89%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.............    0.00%      (0.11)%      0.19%      0.51%(2)        (0.61)%(2)
     Before advisory/administration fee waivers............   (0.09)%     (0.23)%      0.15%      0.47%(2)        (0.70)%(2)
Portfolio turnover rate....................................      31%         18%         41%        17%              31%

-------------
(1) Commencement of operations.

(2) Annualized.

(3) Sales load not reflected in total return.

(4) Contingent deferred sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      INTERNATIONAL EQUITY PORTFOLIO
                                                                              ----------------------------------------------
                                                                                           INSTITUTIONAL CLASS
                                                                              ----------------------------------------------
                                                                                                                     FOR THE
                                                                                                                     PERIOD
                                                                                YEAR         YEAR         YEAR      4/27/92(1)
                                                                               ENDED        ENDED        ENDED       THROUGH
                                                                              9/30/95      9/30/94      9/30/93      9/30/92
                                                                              --------     --------     --------     -------
Net asset value at beginning of period......................................  $  13.44     $  12.48     $   9.87     $ 10.00
                                                                              --------     --------     --------     -------
Income from investment operations
   Net investment income....................................................      0.17         0.15         0.11        0.11
   Net gain (loss) on investments (both realized and unrealized)............      0.13         1.17         2.61       (0.17)
                                                                              --------     --------     --------     -------
       Total from investment operations.....................................      0.30         1.32         2.72       (0.06)
                                                                              --------     --------     --------     -------
Less distributions
   Distributions from net investment income.................................     (0.11)       (0.11)       (0.11)      (0.07)
   Distributions from net realized capital gains............................     (0.36)       (0.25)          --          --
                                                                              --------     --------     --------     -------
       Total distributions..................................................     (0.47)       (0.36)       (0.11)      (0.07)
                                                                              --------     --------     --------     -------
Net asset value at end of period............................................  $  13.27     $  13.44     $  12.48     $  9.87
                                                                              ========     ========     ========     =======
Total return................................................................      2.46%       10.71%       27.72%      (0.61)%
Ratios/Supplemental data
   Net assets at end of period (in thousands)...............................  $312,588     $284,905     $131,052     $60,357
   Ratios of expenses to average net assets
     After advisory/administration fee waivers..............................      0.97%        0.95%        1.10%       1.20%(2)
     Before advisory/administration fee waivers.............................      1.14%        1.14%        1.16%       1.21%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers..............................      1.42%        1.27%        1.17%       2.59%(2)
     Before advisory/administration fee waivers.............................      1.24%        1.08%        1.11%       2.58%(2)
Portfolio turnover rate.....................................................       105%          37%          31%         15%

                                                                              INTERNATIONAL EQUITY PORTFOLIO
                                                                              --------------------------------
                                                                                       SERVICE CLASS
                                                                              --------------------------------
                                                                                                       FOR THE
                                                                                                       PERIOD
                                                                                YEAR        YEAR      7/29/93(1)
                                                                               ENDED        ENDED      THROUGH
                                                                              9/30/95      9/30/94     9/30/93
                                                                              --------     -------     -------
Net asset value at beginning of period......................................  $  13.41     $ 12.47     $ 11.76
                                                                              --------     -------     -------
Income from investment operations
   Net investment income....................................................      0.11        0.14        0.02
   Net gain (loss) on investments (both realized and unrealized)............      0.16        1.14        0.69
                                                                              --------     -------     -------
       Total from investment operations.....................................      0.27        1.28        0.71
                                                                              --------     -------     -------
Less distributions
   Distributions from net investment income.................................     (0.08)      (0.09)         --
   Distributions from net realized capital gains............................     (0.36)      (0.25)         --
                                                                              --------     -------     -------
       Total distributions..................................................     (0.44)      (0.34)         --
                                                                              --------     -------     -------
Net asset value at end of period............................................  $  13.24     $ 13.41     $ 12.47
                                                                              ========     =======     =======
Total return................................................................      2.19%      10.36%       6.03%
Ratios/Supplemental data
   Net assets at end of period (in thousands)...............................  $106,045     $75,174     $11,985
   Ratios of expenses to average net assets
     After advisory/administration fee waivers..............................      1.25%       1.20%       1.18%(2)
     Before advisory/administration fee waivers.............................      1.42%       1.39%       1.24%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers..............................      1.16%       1.09%       1.01%(2)
     Before advisory/administration fee waivers.............................      0.98%       0.90%       0.95%(2)
Portfolio turnover rate.....................................................       105%         37%         31%

-------------
(1) Commencement of operations.

(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               INTERNATIONAL EQUITY PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                              SERIES A                             SERIES B
                                                                            INVESTOR CLASS                      INVESTOR CLASS
                                                               ------------------------------------------       --------------
                                                                                                 FOR THE            FOR THE
                                                                                                  PERIOD             PERIOD
                                                                YEAR        YEAR        YEAR     6/02/92(1)        10/03/94(1)
                                                                ENDED       ENDED       ENDED     THROUGH           THROUGH
                                                               9/30/95     9/30/94     9/30/93    9/30/92           9/30/95
                                                               -------     -------     -------   ---------      --------------
Net asset value at beginning of period.......................  $ 13.40     $ 12.47     $ 9.87     $10.68             $13.35
                                                               -------     -------     ------     ------             ------
Income from investment operations
   Net investment income.....................................     0.11        0.12       0.12       0.09               0.05
   Net gain (loss) on investments (both
     realized and unrealized)................................     0.13        1.15       2.59      (0.83)              0.16
                                                               -------     -------     ------     ------             ------
       Total from investment operations......................     0.24        1.27       2.71      (0.74)              0.21
                                                               -------     -------     ------     ------             ------
Less distributions
   Distributions from net investment income..................    (0.04)      (0.09)     (0.11)     (0.07)                --
   Distributions from net realized capital gains.............    (0.36)      (0.25)        --         --              (0.36)
                                                               -------     -------     ------     ------             ------
       Total distributions...................................    (0.40)      (0.34)     (0.11)     (0.07)             (0.36)
                                                               -------     -------     ------     ------             ------
Net asset value at end of period.............................  $ 13.24     $ 13.40     $12.47     $ 9.87             $13.20
                                                               =======     =======     ======     ======             ======
Total return.................................................     2.00%(3)   10.24%(3)  27.72%(3)  (6.94)%(3)          1.77%(4)
Ratios/Supplemental data
   Net Assets at end of period (in thousands)................  $17,721     $14,433     $3,669     $   58             $1,071
   Ratios of expenses to average net assets
     After advisory/administration fee waivers...............     1.40%       1.35%      1.25%      1.20%(2)           2.06%(2)
     Before advisory/administration fee waivers..............     1.58%       1.54%      1.31%      1.21%(2)           2.23%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers...............     0.97%       0.96%      1.27%      2.59%(2)           0.59%(2)
     Before advisory/administration fee waivers..............     0.80%       0.77%      1.21%      2.58%(2)           0.41%(2)
Portfolio turnover rate......................................      105%         37%        31%        16%               105%

-------------
(1) Commencement of operations.

(2) Annualized.

(3) Sales load not reflected in total return.

(4) Contingent deferred sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                         INTERNATIONAL EMERGING MARKETS
                                                                                                    PORTFOLIO
                                                                                       -----------------------------------
                                                                                                                   SERVICE
                                                                                       INSTITUTIONAL CLASS          CLASS
                                                                                       --------------------        -------
                                                                                                   FOR THE
                                                                                                    PERIOD
                                                                                        YEAR      6/17/94(1)        YEAR
                                                                                        ENDED      THROUGH          ENDED
                                                                                       9/30/95     9/30/94         9/30/95
                                                                                       -------     --------        -------
Net asset value at beginning of period.............................................    $ 10.56      $10.00         $ 10.55
                                                                                       -------      ------         -------
Income from investment operations
   Net investment income...........................................................       0.08        0.03            0.06
   Net gain (loss) on investments (both realized and unrealized)...................      (2.15)       0.53           (2.15)
                                                                                       -------      ------         -------
       Total from investment operations............................................      (2.07)       0.56           (2.09)
                                                                                       -------      ------         -------
Less distributions
   Distributions from net investment income........................................      (0.10)         --           (0.08)
   Distributions from capital......................................................      (0.01)         --           (0.01)
   Distributions from net realized capital gains...................................      (0.19)         --           (0.19)
                                                                                       -------      ------         -------
       Total distributions.........................................................      (0.30)         --           (0.28)
                                                                                       -------      ------         -------
Net asset value at end of period...................................................    $  8.19      $10.56         $  8.18
                                                                                       =======      ======         =======
Total return.......................................................................     (19.72)%      5.60%         (19.91)%
Ratios/Supplemental data
   Net assets at end of period (in thousands)......................................    $29,319      $2,511         $15,020
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.....................................       1.78%       1.75%(2)        2.06%
     Before advisory/administration fee waivers....................................       2.02%       2.73%(2)        2.30%
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.....................................       1.90%       1.19%(2)        1.72%
     Before advisory/administration fee waivers....................................       1.66%       0.21%(2)        1.48%
Portfolio turnover rate............................................................         75%          4%             75%

                                                                                       INTERNATIONAL EMERGING MARKETS
                                                                                                  PORTFOLIO
                                                                                    -------------------------------------
                                                                                     SERVICE               SERIES A
                                                                                      CLASS             INVESTOR CLASS
                                                                                    ---------        ---------------------

                                                                                     FOR THE                     FOR THE
                                                                                      PERIOD                      PERIOD
                                                                                    6/17/94(1)         YEAR     6/17/94(1)
                                                                                     THROUGH          ENDED      THROUGH
                                                                                     9/30/94         9/30/95     9/30/94
                                                                                    ---------        -------    ---------
Net asset value at beginning of period.............................................   $10.00         $10.54       $10.00
                                                                                      ------         ------       ------
Income from investment operations
   Net investment income...........................................................     0.02           0.03         0.02
   Net gain (loss) on investments (both realized and unrealized)...................     0.53          (2.14)        0.52
                                                                                      ------         ------       ------
       Total from investment operations............................................     0.55          (2.11)        0.54
                                                                                      ------         ------       ------
Less distributions
   Distributions from net investment income........................................       --          (0.05)          --
   Distributions from capital......................................................       --          (0.01)          --
   Distributions from net realized capital gains...................................       --          (0.19)          --
                                                                                      ------         ------       ------
       Total distributions.........................................................       --          (0.25)          --
                                                                                      ------         ------       ------
Net asset value at end of period...................................................   $10.55         $ 8.18       $10.54
                                                                                      ======         ======       ======
Total return.......................................................................     5.50%        (20.12)%(3)    5.40%(3)
Ratios/Supplemental data
   Net assets at end of period (in thousands)......................................   $3,505         $2,563       $2,857
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.....................................     2.00%(2)       2.20%        2.15%(2)
     Before advisory/administration fee waivers....................................     2.98%(2)       2.44%        3.13%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.....................................     1.10%(2)       1.54%        0.74%(2)
     Before advisory/administration fee waivers....................................     0.12%(2)       1.30%       (0.24)%(2)
Portfolio turnover rate............................................................        4%            75%           4%

-------------
(1) Commencement of operations.

(2) Annualized.

(3) Sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          BALANCED PORTFOLIO
                                                                              -------------------------------------------
                                                                                          INSTITUTIONAL CLASS
                                                                              -------------------------------------------
                                                                                                                  FOR THE
                                                                                                                  PERIOD
                                                                               YEAR        YEAR        YEAR      5/1/92(1)
                                                                               ENDED       ENDED       ENDED      THROUGH
                                                                              9/30/95     9/30/94     9/30/93     9/30/92
                                                                              -------     -------     -------     -------
Net asset value at beginning of period......................................  $ 11.98     $ 12.42     $ 11.53     $11.01
                                                                              -------     -------     -------     ------
Income from investment operations
   Net investment income....................................................     0.46        0.38        0.30       0.17
   Net gain (loss) on investments (both realized and unrealized)............     1.90       (0.39)       1.15       0.51
                                                                              -------     -------     -------     ------
       Total from investment operations.....................................     2.36       (0.01)       1.45       0.68
                                                                              -------     -------     -------     ------
Less distributions
   Distributions from net investment income.................................    (0.47)      (0.37)      (0.30)     (0.16)
   Distributions from net realized capital gains............................    (0.14)      (0.06)      (0.26)        --
                                                                              -------     -------     -------     ------
       Total distributions..................................................    (0.61)      (0.43)      (0.56)     (0.16)
                                                                              -------     -------     -------     ------
Net asset value at end of period............................................  $ 13.73     $ 11.98     $ 12.42     $11.53
                                                                              =======     =======     =======     ======
Total return................................................................    20.32%      (0.11)%     12.86%      6.23%
Ratios/Supplemental data
   Net assets at end of period (in thousands)...............................  $24,525     $17,610     $12,928     $2,501
   Ratios of expenses to average net assets
     After advisory/administration fee waivers..............................     0.67%       0.65%       0.80%      0.95%(2)
     Before advisory/administration fee waivers.............................     0.88%       0.91%       0.98%      1.51%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers..............................     3.78%       3.16%       2.89%      3.28%(2)
     Before advisory/administration fee waivers.............................     3.56%       2.89%       2.71%      2.72%(2)
Portfolio turnover rate.....................................................      154%         54%         32%        36%

                                                                                    BALANCED PORTFOLIO
                                                                              -------------------------------
                                                                                       SERVICE CLASS
                                                                              -------------------------------
                                                                                                      FOR THE
                                                                                                      PERIOD
                                                                               YEAR        YEAR      7/29/93(1)
                                                                               ENDED       ENDED      THROUGH
                                                                              9/30/95     9/30/94     9/30/93
                                                                              -------     -------     -------
Net asset value at beginning of period......................................  $ 11.98     $ 12.42     $ 12.05
                                                                              -------     -------     -------
Income from investment operations
   Net investment income....................................................     0.44        0.34        0.06
   Net gain (loss) on investments (both realized and unrealized)............     1.88       (0.38)       0.38
                                                                              -------     -------     -------
       Total from investment operations.....................................     2.32       (0.04)       0.44
                                                                              -------     -------     -------
Less distributions
   Distributions from net investment income.................................    (0.44)      (0.34)      (0.07)
   Distributions from net realized capital gains............................    (0.14)      (0.06)         --
                                                                              -------     -------     -------
       Total distributions..................................................    (0.58)      (0.40)      (0.07)
                                                                              -------     -------     -------
Net asset value at end of period............................................  $ 13.72     $ 11.98     $ 12.42
                                                                              =======     =======     =======
Total return................................................................    19.94%      (0.36)%      3.66%
Ratios/Supplemental data
   Net assets at end of period (in thousands)...............................  $85,668     $66,024     $15,842
   Ratios of expenses to average net assets
     After advisory/administration fee waivers..............................     0.94%       0.90%       0.93%(2)
     Before advisory/administration fee waivers.............................     1.16%       1.16%       1.11%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers..............................     3.49%       2.96%       2.75%(2)
     Before advisory/administration fee waivers.............................     3.28%       2.70%       2.57%(2)
Portfolio turnover rate.....................................................      154%         54%         32%

-------------
(1) Commencement of operations.

(2) Annualized.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                             BALANCED PORTFOLIO
                                                                                 -------------------------------------------
                                                                                                  SERIES A
                                                                                               INVESTOR CLASS
                                                                                 -------------------------------------------
                                                                                  YEAR        YEAR        YEAR        YEAR
                                                                                  ENDED       ENDED       ENDED       ENDED
                                                                                 9/30/95     9/30/94     9/30/93     9/30/92
                                                                                 -------     -------     -------     -------
Net asset value at beginning of period..........................................  $ 11.98     $ 12.42     $ 11.53     $10.82
                                                                                  -------     -------     -------     ------
Income from investment operations
   Net investment income........................................................     0.43        0.32        0.30       0.34
   Net gain (loss) on investments (both realized and unrealized)................     1.88       (0.38)       1.14       1.22
                                                                                  -------     -------     -------     ------
       Total from investment operations.........................................     2.31       (0.06)       1.44       1.56
                                                                                  -------     -------     -------     ------
Less distributions
   Distributions from net investment income.....................................    (0.42)      (0.32)      (0.29)     (0.39)
   Distributions from net realized capital gains................................    (0.14)      (0.06)      (0.26)     (0.46)
                                                                                  -------     -------     -------     ------
       Total distributions......................................................    (0.56)      (0.38)      (0.55)     (0.85)
                                                                                  -------     -------     -------     ------
Net asset value at end of period................................................  $ 13.73     $ 11.98     $ 12.42     $11.53
                                                                                  =======     =======     =======     ======
Total return....................................................................    19.86%(3)   (0.50)%(3)  12.80%(3)  15.17%(3)
Ratios/Supplemental data
   Net assets at end of period (in thousands)...................................  $67,892     $62,307     $39,529     $8,481
   Ratios of expenses to average net assets
     After advisory/administration fee waivers..................................     1.07%       1.05%       0.91%      0.95%
     Before advisory/administration fee waivers.................................     1.28%       1.31%       1.09%      1.51%
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers..................................     3.38%       2.77%       2.79%      3.28%
     Before advisory/administration fee waivers.................................     3.16%       2.51%       2.61%      2.72%
Portfolio turnover rate.........................................................      154%         54%         32%        36%

                                                                                      SERIES A         SERIES B
                                                                                      INVESTOR         INVESTOR
                                                                                       CLASS            CLASS
                                                                                      --------        ----------
                                                                                                       FOR THE
                                                                                                        PERIOD
                                                                                        YEAR          10/03/94(1)
                                                                                        ENDED          THROUGH
                                                                                       9/30/91         9/30/95
                                                                                       -------        ----------
Net asset value at beginning of period...............................................  $ 9.13           $11.95
                                                                                       ------           ------
Income from investment operations
   Net investment income.............................................................    0.38             0.33
   Net gain (loss) on investments (both realized and unrealized).....................    1.77             1.93
                                                                                       ------           ------
       Total from investment operations..............................................    2.15             2.26
                                                                                       ------           ------
Less distributions
   Distributions from net investment income..........................................   (0.34)           (0.38)
   Distributions from net realized capital gains.....................................   (0.12)           (0.14)
                                                                                       ------           ------
       Total distributions...........................................................   (0.46)           (0.52)
                                                                                       ------           ------
Net asset value at end of period.....................................................  $10.82           $13.69
                                                                                       ======           ======
Total return.........................................................................   24.04%(3)        19.38%(4)
Ratios/Supplemental data
   Net assets at end of period (in thousands)........................................  $4,265           $3,124
   Ratios of expenses to average net assets
     After advisory/administration fee waivers.......................................    1.15%            1.72%(2)
     Before advisory/administration fee waivers......................................    1.86%            1.94%(2)
   Ratios of net investment income to average net assets
     After advisory/administration fee waivers.......................................    3.70%            2.71%(2)
     Before advisory/administration fee waivers......................................    2.99%            2.49%(2)
Portfolio turnover rate..............................................................      45%             154%(2)

-------------
(1) Commencement of operations.

(2) Annualized.

(3) Sales load not reflected in total return.

(4) Contingent deferred sales load not reflected in total return.

                See accompanying notes to financial statements.

                                THE PNC(R) FUND

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1995

     The PNC Fund (the "Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund consists of twenty-six separate Portfolios: Money Market Portfolio, Municipal Money Market Portfolio, Government Money Market Portfolio, Ohio Municipal Money Market Portfolio, Pennsylvania Municipal Money Market Portfolio, North Carolina Municipal Money Market Portfolio, Virginia Municipal Money Market Portfolio, New Jersey Municipal Money Market Portfolio, Value Equity Portfolio, Growth Equity Portfolio, Small Cap Growth Equity Portfolio, Core Equity Portfolio, Index Equity Portfolio, Small Cap Value Equity Portfolio, International Equity Portfolio, International Emerging Markets Portfolio, Balanced Portfolio, Managed Income Portfolio, Tax-Free Income Portfolio, Intermediate Government Portfolio, Ohio Tax-Free Income Portfolio, Pennsylvania Tax-Free Income Portfolio, Short-Term Bond Portfolio, Intermediate-Term Bond Portfolio, International Fixed Income Portfolio and Government Income Portfolio. As of September 30, 1995, the New Jersey Municipal Money Market Portfolio and the International Fixed Income Portfolio had not commenced operations. This report relates solely to Value Equity Portfolio, Growth Equity Portfolio, Small Cap Growth Equity Portfolio, Core Equity Portfolio, Index Equity Portfolio, Small Cap Value Equity Portfolio, International Equity Portfolio, International Emerging Markets Portfolio and Balanced Portfolio (the "Portfolios").

     Each Portfolio has four classes of shares, one class being referred to as the Service shares, one class being referred to as the Institutional shares, one class being referred to as the Series A Investor shares and one class being referred to as the Series B Investor shares. No Series B Investor shares had been issued for the Value Equity Portfolio, Growth Equity Portfolio, Small Cap Growth Equity Portfolio, Core Equity Portfolio, International Emerging Markets Portfolio and the Index Equity Portfolio through September 30, 1995. Series A Investor, Series B Investor, Institutional and Service shares in a Portfolio represent equal pro rata interests in such Portfolio, except that they bear different expenses which reflect the difference in the range of services provided to them. Series A Investor shares bear the expense of the Series A Distribution and Service Plan at an annual rate not to exceed .55% of the average daily net asset value of each Portfolio's outstanding Series A Investor shares. Series B Investor shares bear the expense of the Series B Distribution Plan at an annual rate not to exceed .75% of the average daily net asset value of each Portfolio's outstanding Series B Investor shares. Series B Investor shares also bear the expense of the Series B Service Plan at an annual rate not to exceed .25% of the average daily net asset value of each Portfolio's outstanding Series B Investor shares. Under the Fund's Service Plan, Service shares bear the expense of fees at an annual rate not to exceed .15% of the average daily net asset value of each Portfolio's outstanding Service shares. Service shares also bear the expense of a service fee at an annual rate not to exceed .15% of the average daily net asset value of each Portfolio's outstanding Service shares for other shareholder support activities provided by service organizations. Institutional shares do not bear the expense of the Series A Distribution and Service Plan, the Service Plan, the Series B Distribution Plan or the Series B Service Plan. The Service, Series A Investor and Series B Investor classes are currently bearing such respective expenses at aggregate annual rates of .30% of the average daily net asset value of Service shares,
 .40% of the average daily net asset value of Series A Investor shares and 1.00% of the average daily net asset value of Series B Investor shares. In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Series A Investor and Series B Investor shares bear a Transfer Agent fee at an annual rate not to exceed .10%.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

(A)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds are valued on the basis of quotations provided by a pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

     Dividends to Shareholders -- Dividends from net investment income are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting, related to the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, passive foreign investment companies, futures and forward foreign currency contracts.

     Federal Taxes -- No provision is made for Federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

     Foreign Currency Transactions -- With respect to the International Equity Portfolio and International Emerging Markets Portfolio, transactions denominated in foreign currencies are recorded in the Portfolios' records at the current prevailing exchange rates. Asset and liability accounts that are denominated in a foreign currency are adjusted daily to reflect current exchange rates. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. The Portfolios report forward foreign currency contracts and foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and Federal income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses, principally fees relating to the Service Plan, the Series A Distribution and Service Plan, the Series B Distribution Plan and the Series B Service Plan, and the Transfer Agent fee are class specific expenses. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

     Repurchase Agreements -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     Organization Costs -- Costs incurred by each Portfolio in connection with its organization, registration and initial public offering have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date on which each Portfolio commenced its investment activities.

     Futures Transactions -- Certain portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contract and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     At September 30, 1995, the Growth Equity Portfolio had outstanding 25 long futures contracts on the S&P 500 Stock Index, expiring December 15, 1995. The value of such contracts on September 30, 1995 was $7,352,500, thereby resulting in an unrealized gain of $30,625. Futures transactions entered into for the year ended September 30, 1995, are summarized as follows:

                                                              NUMBER        OPENING
                                                           OF CONTRACTS      VALUE
                                                           ------------   ------------
               Long Futures Contracts Opened.............       100       $ 27,142,500
               Long Futures Contracts Closed.............       (75)       (19,820,625)
                                                               ----        -----------
               Outstanding Long Futures at
                 Beginning of period.....................         0                  0
                                                               ----        -----------
                 End of period...........................        25       $  7,321,875
                                                               ====        ===========

     At September 30, 1995, the Core Equity Portfolio had outstanding 257 long futures contracts on the S&P 500 Stock Index, expiring December 15, 1995. The value of such contracts on September 30, 1995 was $75,583,700, thereby resulting in an unrealized gain of $495,700.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

     Futures transactions entered into for the year ended September 30, 1995, are summarized as follows:

                                                              NUMBER        OPENING
                                                           OF CONTRACTS      VALUE
                                                           ------------   ------------
               Long Futures Contracts Opened.............       452       $128,542,550
               Long Futures Contracts Closed.............      (195)       (53,454,550)
                                                              -----       ------------
               Outstanding Long Futures at
                 Beginning of period.....................         0                  0
                                                              -----       ------------
                 End of period...........................       257       $ 75,088,000
                                                              =====       ============

     At September 30, 1995, the Index Equity Portfolio had outstanding 16 long futures contracts on the S&P 500 Stock Index, expiring December 15, 1995. The value of such contracts on September 30, 1995 was $4,705,600, thereby resulting in an unrealized gain of $19,600. Futures transactions entered into for the year ended September 30, 1995, are summarized as follows:

                                                             NUMBER         OPENING
                                                          OF CONTRACTS       VALUE
                                                          ------------   -------------
               Long Futures Contracts Opened............       628       $ 164,606,325
               Long Futures Contracts Closed............      (619)       (161,562,000)
                                                             -----        ------------
               Outstanding Long Futures at
                 Beginning of period....................         7           1,641,675
                                                             -----        ------------
                 End of period..........................        16       $   4,686,000
                                                             =====        ============

     At September 30, 1995, the Balanced Portfolio had outstanding 10 long futures contracts on the S&P 500 Stock Index, expiring December 15, 1995. The value of such contracts on September 30, 1995 was $2,941,000, thereby resulting in an unrealized loss of $14,400. Futures transactions entered into for the year ended September 30, 1995, are summarized as follows:

                                                               NUMBER        OPENING
                                                            OF CONTRACTS      VALUE
                                                            ------------   -----------
               Long Futures Contracts Opened..............        31       $ 8,747,525
               Long Futures Contracts Closed..............       (21)       (5,792,125)
                                                                ----       -----------
               Outstanding Long Futures at
                 Beginning of period......................         0                 0
                                                                ----       -----------
                 End of period............................        10       $ 2,955,400
                                                                ====       ===========

     Forward Foreign Currency Contracts -- International Equity Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At September 30, 1995, the Portfolio had not entered into any forward foreign currency contracts.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     Other -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Institutional Management Corporation ("PIMC"), a wholly-owned subsidiary of PNC Asset Management Group, Inc. ("PAMG"), which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment adviser for each of the Fund's Portfolios. PNC Equity Advisors Company ("PEAC"), a wholly-owned subsidiary of PAMG, serves as the sub-adviser for the Growth Equity, Small Cap Growth Equity, Core Equity and Index Equity Portfolios. PNC Bank serves as the sub-adviser for the Balanced Portfolio. Provident Capital Management, Inc. ("PCM") serves as the sub-adviser for the Value Equity, Small Cap Value Equity, International Equity and International Emerging Markets Portfolios. PNC Bank, PAMG, PIMC, PEAC and PCM are indirect wholly-owned subsidiaries of PNC Bank Corp.

     For its advisory services, PIMC is entitled to receive fees at the following annual rates, computed daily and payable monthly based on each Portfolio's average daily net assets:

     Value Equity, Growth Equity, Small Cap Growth Equity, Core Equity, Small Cap Value Equity and Balanced Portfolios -- .55% of its first $1 billion, .50% of the next $1 billion, .475% of the next $1 billion and .45% of net assets in excess of $3 billion.

     Index Equity Portfolio -- .20% of its average daily net assets.

     International Equity Portfolio -- .75% of its first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .65% of net assets in excess of $3 billion.

     International Emerging Markets Portfolio -- 1.25% of its first $1 billion, 1.20% of the next $1 billion, 1.155% of the next $1 billion, and 1.10% of net assets in excess of $3 billion.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

     PIMC may, at its discretion, waive all or any portion of its advisory fee for any Portfolio. For the year ended September 30, 1995, advisory fees and waivers for each Portfolio were as follows:

                                                          GROSS                        NET
                                                         ADVISORY                    ADVISORY
                                                           FEE          WAIVER         FEE
                                                        ----------     --------     ----------
    Value Equity Portfolio............................  $3,579,370     $746,727     $2,832,643
    Growth Equity Portfolio...........................   1,191,123      324,851        866,272
    Small Cap Growth Equity Portfolio.................     755,989      137,615        618,374
    Core Equity Portfolio.............................     950,739      259,293        691,446
    Index Equity Portfolio............................     412,977      382,205         30,772
    Small Cap Value Equity Portfolio..................   1,257,378      114,307      1,143,071
    International Equity Portfolio....................   2,989,509      597,902      2,391,607
    International Emerging Markets Portfolio..........     310,834       52,186        258,648
    Balanced Portfolio................................     883,799      241,037        642,762

     PIMC pays PNC Bank, PEAC and PCM fees for their sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., and Provident Distributors, Inc. ("PDI") act as co-administrators for the Fund. PDI is also the distributor for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .20% of the first $500 million, .18% of the next $500 million, .16% of the next $1 billion and
 .15% of net assets in excess of $2 billion.

     PFPC and PDI may, at their discretion, waive all or any portion of their administration fees for any Portfolio. For the year ended September 30, 1995, administration fees and waivers for each Portfolio were as follows:

                                                          GROSS                        NET
                                                        ADMINISTRATION              ADMINISTRATION
                                                           FEE          WAIVER         FEE
                                                        ----------     --------     ----------
    Value Equity Portfolio............................  $1,271,441     $187,474     $1,083,967
    Growth Equity Portfolio...........................     433,136       72,170        360,966
    Small Cap Growth Equity Portfolio.................     274,905       36,310        238,595
    Core Equity Portfolio.............................     345,723       57,058        288,665
    Index Equity Portfolio............................     412,977      316,163         96,814
    Small Cap Value Equity Portfolio..................     457,229       97,592        359,637
    International Equity Portfolio....................     797,202      107,601        689,601
    International Emerging Markets Portfolio..........      49,733        8,350         41,383
    Balanced Portfolio................................     321,382      104,752        216,630

     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     PIMC, PFPC and PDI have also agreed to reimburse each Portfolio for the amount, if any, by which the total operating and management expenses of such Portfolio for any fiscal year exceed the most restrictive state blue sky expense limitation in effect from time to time, to the extent required by such limitation. No such reimbursements were necessary for the year ended September 30, 1995.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

(C)  PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 1995, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                                 PURCHASES          SALES
                                                                ------------     ------------
    Value Equity Portfolio..................................    $ 77,743,097     $210,077,922
    Growth Equity Portfolio.................................     208,838,780      105,970,653
    Small Cap Growth Equity Portfolio.......................     139,869,992       88,812,439
    Core Equity Portfolio...................................     219,080,292       72,857,083
    Index Equity Portfolio..................................      11,829,083       70,453,309
    Small Cap Value Equity Portfolio........................      54,044,594       77,062,935
    International Equity Portfolio..........................     448,528,575      386,753,507
    International Emerging Markets Portfolio................      52,299,179       15,095,757
    Balanced Portfolio......................................     147,538,535      109,470,004

     For the year ended September 30, 1995, purchases and sales of government securities were as follows:

                                                                 PURCHASES          SALES
                                                                ------------     ------------
    Growth Equity Portfolio.................................    $ 23,343,191     $    498,569
    Small Cap Growth Equity Portfolio.......................      15,556,450               --
    Core Equity Portfolio...................................      71,338,289        1,326,707
    Index Equity Portfolio..................................      27,739,237       47,662,744
    Small Cap Value Equity Portfolio........................      16,953,070               --
    Balanced Portfolio......................................     123,164,546      120,167,601

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

(D)  CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                           VALUE EQUITY PORTFOLIO
                                          --------------------------------------------------------
                                              FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                              SEPTEMBER 30, 1995            SEPTEMBER 30, 1994
                                          ---------------------------   --------------------------
                                            SHARES          VALUE         SHARES         VALUE
                                          -----------   -------------   -----------   ------------
Shares sold:
     Institutional Class.................  39,806,402   $ 485,454,140    12,482,545   $145,402,977
     Service Class.......................  13,651,523     167,503,866    11,420,404    133,583,231
     Series A Investor Class.............     522,382       6,408,950       549,692      6,421,094
Shares issued in acquisition:
     Institutional Class.................          --              --     6,598,466     76,359,690
     Service Class.......................          --              --            --             --
     Series A Investor Class.............          --              --            --             --
Shares issued in reinvestment of
  dividends:
     Institutional Class.................   1,999,048      23,502,361     1,465,316     17,028,775
     Service Class.......................     377,633       4,490,590       170,840      1,983,734
     Series A Investor Class.............      45,592         539,781        23,783        276,302
Shares redeemed:
     Institutional Class................. (55,022,048)   (666,165,878)   (7,860,051)   (91,683,551)
     Service Class....................... (10,793,521)   (131,676,643)   (4,534,339)   (53,327,116)
     Series A Investor Class.............    (248,896)     (2,978,666)      (93,980)    (1,095,554)
                                          -----------   -------------    ----------   ------------
     Net increase (decrease).............  (9,661,885)  $(112,921,499)   20,222,676   $234,949,582
                                          ===========   =============    ==========   ============

                                                            GROWTH EQUITY PORTFOLIO
                                             ------------------------------------------------------
                                                FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                SEPTEMBER 30, 1995           SEPTEMBER 30, 1994
                                             -------------------------   --------------------------
                                               SHARES        VALUE         SHARES         VALUE
                                             ----------   ------------   -----------   ------------
Shares sold:
     Institutional Class....................  8,949,787   $ 94,077,319     5,402,429   $ 55,921,412
     Service Class..........................  3,489,704     38,638,397     4,235,370     44,688,111
     Series A Investor Class................    398,709      4,341,086       385,847      4,122,589
Shares issued in reinvestment of dividends:
     Institutional Class....................    196,587      2,214,461        50,847        555,756
     Service Class..........................     43,054        483,243        10,725        117,219
     Series A Investor Class................      6,055         67,542         2,650         28,942
Shares redeemed:
     Institutional Class.................... (2,504,812)   (27,490,603)   (4,497,375)   (47,960,268)
     Service Class.......................... (1,246,828)   (13,924,047)   (1,377,677)   (14,500,982)
     Series A Investor Class................   (130,464)    (1,404,785)      (95,762)      (991,600)
                                             ----------   ------------   -----------   ------------
Net increase................................  9,201,792   $ 97,002,613     4,117,054   $ 41,981,179
                                             ==========   ============   ===========   ============

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

                                                       SMALL CAP GROWTH EQUITY PORTFOLIO
                                             ------------------------------------------------------
                                                FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                                SEPTEMBER 30, 1995           SEPTEMBER 30, 1994
                                             -------------------------   --------------------------
                                               SHARES        VALUE         SHARES         VALUE
                                             ----------   ------------   -----------   ------------
Shares sold:
     Institutional Class....................  5,846,875   $ 73,048,654     6,318,147   $ 61,898,992
     Service Class..........................  2,638,340     32,805,587     2,508,294     24,932,282
     Series A Investor Class................    383,446      4,805,592       199,989      2,012,738
Shares issued in reinvestment of dividends:
     Institutional Class....................     10,636        112,951           289          2,896
     Service Class..........................         70            741            72            716
     Series A Investor Class................         --             --             3             29
Shares redeemed:
     Institutional Class.................... (2,627,342)   (34,788,122)     (941,326)    (9,351,176)
     Service Class..........................   (704,809)    (8,205,498)     (362,210)    (3,636,495)
     Series A Investor Class................    (52,895)      (664,245)      (43,898)      (443,425)
                                             ----------   ------------     ---------    -----------
Net increase................................  5,494,321   $ 67,115,660     7,679,360   $ 75,416,557
                                             ==========   ============     =========   ============

                                                            CORE EQUITY PORTFOLIO
                                           -------------------------------------------------------
                                               FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               SEPTEMBER 30, 1995           SEPTEMBER 30, 1994
                                           ---------------------------   -------------------------
                                             SHARES          VALUE         SHARES        VALUE
                                           -----------   -------------   ----------   ------------
Shares sold:
     Institutional Class..................  26,941,842   $ 289,698,859    3,234,844   $ 32,284,922
     Service Class........................   8,140,613      85,754,956    4,222,406     41,703,020
     Series A Investor Class..............     274,865       2,910,433       62,504        619,978
Shares issued in acquisition:
     Institutional Class..................          --              --           --             --
     Service Class........................          --              --    2,120,797     21,441,256
     Series A Investor Class..............          --              --           --             --
Shares issued in reinvestment of
  dividends:
     Institutional Class..................     299,078       3,178,860       54,106        536,408
     Service Class........................     130,000       1,334,111       39,095        385,556
     Series A Investor Class..............       4,263          45,281          517          5,097
Shares redeemed:
     Institutional Class.................. (11,998,924)   (125,982,186)  (5,383,666)   (53,714,044)
     Service Class........................  (6,195,728)    (64,879,779)  (1,483,259)   (14,757,102)
     Series A Investor Class..............     (19,091)       (200,865)      (2,426)       (24,013)
                                           -----------   -------------   ----------   ------------
Net increase..............................  17,576,918   $ 191,859,670    2,864,918   $ 28,481,078
                                           ===========   =============   ==========   ============

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

                                                           INDEX EQUITY PORTFOLIO
                                           -------------------------------------------------------
                                               FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               SEPTEMBER 30, 1995           SEPTEMBER 30, 1994
                                           ---------------------------   -------------------------
                                             SHARES          VALUE         SHARES        VALUE
                                           -----------   -------------   ----------   ------------
Shares sold:
     Institutional Class..................  16,863,208   $ 197,762,422    2,748,481   $ 30,530,750
     Service Class........................   6,120,901      72,357,126    2,738,322     29,856,693
     Series A Investor Class..............     289,994       3,525,169      155,908      1,717,243
Shares issued in reinvestment of
  dividends:
     Institutional Class..................     497,279       5,731,282      514,324      5,647,787
     Service Class........................     116,802       1,385,719       57,047        624,860
     Series A Investor Class..............      11,755         139,322        6,194         67,935
Shares redeemed:
     Institutional Class.................. (22,819,763)   (278,729,292)  (6,637,885)   (72,216,872)
     Service Class........................  (4,210,903)    (50,051,366)  (1,419,801)   (15,374,054)
     Series A Investor Class..............     (63,655)       (750,671)     (35,869)      (384,797)
                                           -----------   -------------   ----------   ------------
Net increase (decrease)...................  (3,194,382)  $ (48,630,289)  (1,873,279)  $(19,530,455)
                                           ===========   =============   ==========   ============

                                                        SMALL CAP VALUE EQUITY PORTFOLIO
                                              -----------------------------------------------------
                                                 FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                                 SEPTEMBER 30, 1995          SEPTEMBER 30, 1994
                                              -------------------------   -------------------------
                                                SHARES        VALUE         SHARES        VALUE
                                              ----------   ------------   ----------   ------------
Shares sold:
     Institutional Class.....................  3,247,317   $ 43,889,030    6,053,107   $ 80,712,762
     Service Class...........................  1,933,988     26,215,140    2,640,878     35,259,165
     Series A Investor Class.................    490,006      6,546,560      652,661      8,700,548
     Series B Investor Class.................     99,958      1,340,506           --             --
Shares issued in reinvestment of dividends:
     Institutional Class.....................    583,970      7,278,163      136,855      1,781,855
     Service Class...........................    142,109      1,768,041       34,742        452,345
     Series A Investor Class.................     62,375        773,445       14,918        194,087
     Series B Investor Class.................      1,891         23,431           --             --
Shares redeemed:
     Institutional Class..................... (5,088,140)   (68,414,244)  (3,674,313)   (48,788,351)
     Service Class........................... (1,365,808)   (18,476,822)    (996,563)   (13,349,689)
     Series A Investor Class.................   (371,340)    (4,988,558)    (118,889)    (1,579,039)
     Series B Investor Class.................     (3,731)       (50,646)          --             --
                                              ----------   ------------   ----------   ------------
Net increase.................................   (267,405)  $ (4,095,954)   4,743,396   $ 63,383,683
                                              ==========   ============   ==========   ============

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

                                                         INTERNATIONAL EQUITY PORTFOLIO
                                             ------------------------------------------------------
                                                 FOR THE YEAR ENDED          FOR THE YEAR ENDED
                                                 SEPTEMBER 30, 1995          SEPTEMBER 30, 1994
                                             --------------------------   -------------------------
                                               SHARES         VALUE         SHARES        VALUE
                                             -----------   ------------   ----------   ------------
Shares sold:
     Institutional Class....................   7,143,152   $ 90,990,043   10,403,157   $137,086,511
     Service Class..........................   3,963,956     50,508,637    5,340,051     70,470,270
     Series A Investor Class................     576,812      7,365,133      869,084     11,416,406
     Series B Investor Class................      87,040      1,112,573           --             --
Shares issued in acquisition:
     Institutional Class....................          --             --    2,566,789     33,881,621
     Service Class..........................          --             --           --             --
     Series A Investor Class................          --             --           --             --
     Series B Investor Class................          --             --           --             --
Shares issued in reinvestment of dividends:
     Institutional Class....................     677,308      8,488,879      206,166      2,655,420
     Service Class..........................     156,042      1,950,124       27,454        353,613
     Series A Investor Class................      38,670        479,738       12,576        161,981
     Series B Investor Class................       1,195         14,710           --             --
Shares redeemed:
     Institutional Class....................  (5,461,130)   (70,728,562)  (2,476,409)   (32,400,362)
     Service Class..........................  (1,716,286)   (21,971,597)    (724,128)    (9,567,654)
     Series A Investor Class................    (354,475)    (4,491,778)     (98,546)    (1,302,076)
     Series B Investor Class................      (7,091)       (89,952)          --             --
                                             -----------   ------------   ----------   ------------
Net increase................................   5,105,193   $ 63,627,948   16,126,194   $212,755,730
                                             ===========   ============   ==========   ============

                                                         INTERNATIONAL EMERGING EQUITY PORTFOLIO
                                                    -------------------------------------------------
                                                                                 FOR THE PERIOD JUNE
                                                       FOR THE YEAR ENDED        17, 1994(1) THROUGH
                                                       SEPTEMBER 30, 1995        SEPTEMBER 30, 1994
                                                    ------------------------    ---------------------
                                                     SHARES         VALUE       SHARES       VALUE
                                                    ---------    -----------    -------    ----------
Shares sold:
     Institutional Class.........................   3,720,739    $31,597,655    238,035    $2,402,550
     Service Class...............................   1,770,541     15,273,076    334,803     3,411,089
     Series A Investor Class.....................     104,829        965,262    294,215     2,964,354
Shares issued in reinvestment of dividends:
     Institutional Class.........................      35,132        297,045         --            --
     Service Class...............................      14,029        121,552         --            --
     Series A Investor Class.....................       8,376         74,699         --            --
Shares redeemed:
     Institutional Class.........................    (413,927)    (3,623,170)      (173)       (1,850)
     Service Class...............................    (279,961)    (2,356,165)    (2,612)      (27,034)
     Series A Investor Class.....................     (70,993)      (623,010)   (23,182)     (232,921)
                                                    ---------    -----------    -------    ----------
Net increase.....................................   4,888,765    $41,726,944    841,086    $8,516,188
                                                    =========    ===========    =======    ==========

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

                                                                BALANCED PORTFOLIO
                                             --------------------------------------------------------
                                                 FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 SEPTEMBER 30, 1995            SEPTEMBER 30, 1994
                                             --------------------------    --------------------------
                                               SHARES         VALUE          SHARES         VALUE
                                             ----------    ------------    ----------    ------------
Shares sold:
     Institutional Class..................    2,511,895    $ 31,028,569     1,367,828    $ 17,190,809
     Service Class........................    7,589,298      94,169,784     6,873,562      84,853,542
     Series A Investor Class..............      779,591       9,725,800     2,650,204      33,055,064
     Series B Investor Class..............      236,213       2,898,052            --              --
Shares issued in acquisition:
     Institutional Class..................           --              --            --              --
     Service Class........................           --              --     1,362,909      17,268,053
     Series A Investor Class..............           --              --            --              --
     Series B Investor Class..............           --              --            --              --
Shares issued in reinvestment of
  dividends:
     Institutional Class..................       76,942         958,206        24,801         302,800
     Service Class........................      261,656       3,251,626       121,007       1,475,817
     Series A Investor Class..............      226,064       2,796,580       142,423       1,746,240
     Series B Investor Class..............        5,578          70,292            --              --
Shares redeemed:
     Institutional Class..................   (2,271,997)    (28,182,832)     (963,835)    (12,093,104)
     Service Class........................   (7,118,747)    (88,401,222)   (4,122,713)    (50,677,486)
     Series A Investor Class..............   (1,259,763)    (15,706,295)     (774,539)     (9,531,304)
     Series B Investor Class..............      (13,630)       (171,757)           --              --
                                             ----------    ------------    ----------    ------------
Net increase..............................    1,023,100    $ 12,436,803     6,681,647    $ 83,590,431
                                             ==========    ============    ==========    ============

-------------
(1) Commencement of operations.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

(E)  AT SEPTEMBER 30, 1995, NET ASSETS CONSISTED OF:

                                                                                SMALL CAP
                                             VALUE EQUITY    GROWTH EQUITY    GROWTH EQUITY    CORE EQUITY     INDEX EQUITY
                                              PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                             ------------    -------------    -------------    ------------    ------------
Capital paid-in............................. $522,450,910    $231,158,568     $154,269,874     $288,485,633    $113,464,636
Undistributed net investment income.........      460,964              --          182,334           17,967         515,059
Accumulated net realized gain (loss) on
  investment transactions, futures contracts
  and foreign exchange contracts............   41,954,264       5,578,079       (4,855,260)       5,446,083      23,014,547
Net unrealized appreciation (depreciation)
  on investment transactions, futures
  contracts and foreign exchange
  contracts.................................  131,148,325      61,609,322       66,269,425       32,376,786      40,475,548
                                             ------------    ------------     ------------     ------------    ------------
                                             $696,014,463    $298,345,969     $215,866,373     $326,326,469    $177,469,790
                                             ============    ============     ============     ============    ============

                                                          SMALL CAP      INTERNATIONAL     INTERNATIONAL
                                                         VALUE EQUITY       EQUITY        EMERGING MARKETS      BALANCED
                                                          PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                         ------------    -------------    ----------------    ------------
Capital paid-in.......................................   $191,762,697    $ 402,705,084      $ 50,217,165      $159,513,926
Undistributed net investment income...................        124,163        7,045,321                --                --
Accumulated net realized gain (loss) on investment
  transactions, futures contracts and foreign exchange
  contracts...........................................     11,023,937       17,937,257                --           833,758
Net unrealized appreciation (depreciation) on
  investment transactions, futures contracts and
  foreign exchange contracts..........................     49,776,689        9,737,606        (3,315,218)       20,860,942
                                                         ------------    -------------      ------------      ------------
                                                         $252,687,486    $ 437,425,268      $ 46,901,947      $181,208,626
                                                         ============    =============      ============      ============

(F)  CAPITAL LOSS CARRYOVERS

     At September 30, 1995, a capital loss carryover of $4,855,260, which expires in the year 2002 was available to offset possible future realized capital gains in the Small Cap Growth Equity Portfolio.

(G)  ACQUISITION OF COLLECTIVE FUNDS

     On December 28, 1993, The PNC Fund acquired all the assets of the Equity Portfolio of the PNC Financial Common Trust for Retirement Assets from the participants of these Trusts. The acquisition was accomplished by a tax-free exchange of assets with a value of $21,441,256 for 2,120,797 Service shares of the Core Equity Portfolio at $10.11 per share. The Equity Portfolio's net assets on that date had $2,089,340 in unrealized appreciation.

                                THE PNC(R) FUND

                               SEPTEMBER 30, 1995

     On December 28, 1993, The PNC Fund acquired all the assets of the Asset Allocation Portfolio of the PNC Financial Common Trust for Retirement Assets from the participants of these Trusts. The acquisition was accomplished by a tax-free exchange of assets with a value of $17,268,053 for 1,362,909 Service shares of the Balanced Portfolio at $12.67 per share. The Asset Allocation Portfolio's net assets on that date had $1,491,666 in unrealized appreciation.

     On May 26, 1994, The PNC Fund acquired all the assets of the PNC Pension Plan Assets Equity Portfolio from the participants of such fund. The acquisition was accomplished by an exchange of assets with a value of $53,018,086 for 4,570,525 Institutional shares of the Value Equity Portfolio at $11.60 per share and a value of $33,881,621 for 2,566,789 Institutional shares of the International Equity Portfolio at $13.20 per share.

     On June 21, 1994 The PNC Fund acquired all the assets of the PNC Incentive Savings Plan Assets Equity Portfolio from the participants of such fund. The acquisition was accomplished by an exchange of assets with a value of $23,341,604 for 2,027,941 Institutional shares of the Value Equity Portfolio at $11.51 per share.

(H)  SUBSEQUENT EVENT

     On June 23, 1995, the Board of Directors of the Fund approved a change to the PNC Index Equity Portfolios (the "Portfolio") fundamental investment limitations to permit the Portfolio to invest all of its assets in shares of another open-end management investment company having substantially all the same investment objective, policies and limitations as the Portfolio, subject to shareholder approval. The expected effective date of the change is January 1996.

     On September 29, 1995 and October 2, 1995, respectively, the Board of Directors of the Fund ("PNC") and the Board of Trustees of The Compass Capital Group of Funds ("Compass"), including all of the non-interested members of each Board, approved an asset purchase agreement between 16 investment portfolios of PNC and Compass. The agreement provides for the acquisition by PNC of all of the assets and liabilities of each of the Compass Portfolios in exchange for Service Shares of the PNC Portfolios that correspond to the Compass Portfolios and the distribution of these PNC Service Shares to the shareholders of the Compass Portfolios in liquidation of the Compass Portfolios. The expected effective date of the acquisition is January 1996.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE PNC FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the International Equity Portfolio of The PNC Fund, and the statements of net assets of the Value Equity, Growth Equity, Small Cap Growth Equity, Core Equity, Index Equity, Small Cap Value Equity, International Emerging Markets and Balanced Portfolios of The PNC Fund as of September 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian and brokers as of September 30, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The PNC Fund (International Equity, Value Equity, Growth Equity, Small Cap Growth Equity, Core Equity, Index Equity, Small Cap Value Equity, International Emerging Markets, and Balanced Portfolios), as of September 30, 1995, and the results of their operations for the year then ended, the changes in their net assets for each of the two years (or periods) in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 22, 1995

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

----------------------------------------------------
----------------------------------------------------

Investment Adviser
  PNC Institutional Management
     Corporation
  Wilmington, Delaware 19809

Sub-Adviser -- Value Equity Portfolio
Small Cap Value Equity Portfolio,
International Equity Portfolio and
International Emerging Markets Portfolio
  Provident Capital Management, Inc.
  Philadelphia, Pennsylvania 19103

Sub-Adviser -- Growth Equity Portfolio,
Small Cap Growth Equity Portfolio, Core
Equity Portfolio and Index Equity Portfolio
  PNC Equity Advisors Co.
  Philadelphia, Pennsylvania 19101

Sub-Adviser -- Balanced Portfolio and
Custodian
  PNC Bank, National Association
  Philadelphia, Pennsylvania 19101

Co-Administrator and Transfer Agent
  PFPC Inc.
  Wilmington, Delaware 19809

Co-Administrator and Distributor
  Provident Distributors, Inc.
  Radnor, Pennsylvania 19087

Counsel
  Drinker Biddle & Reath
  Philadelphia, Pennsylvania 19107

Independent Accountants
  Coopers & Lybrand, L.L.P.
  Philadelphia, Pennsylvania 19103

PNCI-T-01E
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

                                    [LOGO]

                                THE PNC(R) FUND

                             VALUE EQUITY PORTFOLIO
                            GROWTH EQUITY PORTFOLIO
                       SMALL CAP GROWTH EQUITY PORTFOLIO
                             CORE EQUITY PORTFOLIO
                             INDEX EQUITY PORTFOLIO
                        SMALL CAP VALUE EQUITY PORTFOLIO
                         INTERNATIONAL EQUITY PORTFOLIO
                         INTERNATIONAL EMERGING MARKETS
                                   PORTFOLIO

                               BALANCED PORTFOLIO
                         Annual Report to Shareholders
                               September 30, 1995

----------------------------------------------------
----------------------------------------------------